UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

Amendment No. 1

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22135

Innovator ETFs Trust
(Exact name of registrant as specified in charter)

109 North Hale Street

Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Chapman and Cutler LLP

320 South Canal Street, 27th Floor

Chicago, IL 60606
(Name and address of agent for service)

800-208-5212

Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2022

Date of reporting period: October 31, 2022

Item 1. Reports to Stockholders.

INNOVATOR

# Annual Report

## INNOVATOR IBD® ETFS (FFTY & BOUT)
## INNOVATOR LOUP FRONTIER TECH ETF (LOUP)
## INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF (EPRF)
## INNOVATOR LADDERED ALLOCATION ETFS (BUFF & BUFB)
## INNOVATOR STEP-UP STRATEGY ETFS (BSTP & PSTP)
## INNOVATOR HEDGED TSLA STRATEGY ETF (TSLH)
## INNOVATOR UNCAPPED ACCELERATED U.S. EQUITY ETF (XUSP)

October 31, 2022
Innovator ETFs Trust

Letter to Shareholders	3
Fund Performance	5
Expense Example	25
Schedules of Investments	27
Statements of Assets and Liabilities	55
Statements of Operations	58
Statements of Changes in Net Assets	62
Financial Highlights	70
Notes to Financial Statements	78
Report of Independent Registered Public Accounting Firm	100
Trustees and Officers	103
Board Considerations Regarding Approval of Investment Management Agreement	105
Additional Information	112

INNOVATOR ETFs TRUST

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

During the year ended October 31, 2022, the U.S. equity market continued its pull-back on the heels of the swiftest interest rate hike in U.S. history. For more than a decade, we witnessed the Federal Reserve institute Quantitative Easing in an effort to spur economic growth and keep interest rates artificially low; and for the most part it worked. However, as the country emerged from the COVID-19 lockdowns and restrictions, there were a few key factors that we believe have contributed to a slowdown and to the elevated market volatility:

1.	Record high inflation resulting both from supply chain disruptions and money supply growth

2.	A sharp and swift reversal in Fed policy, from highly accommodative to increasingly restrictive

3.	A process of revaluing future corporate earnings in light of the new interest rate regime

Yet, while it’s important to identify short-term risks facing the economy, we believe that higher interest rates may ultimately lead to higher stock prices over time, as the increased prices of goods and services make their way through to the stock prices of the underlying companies. To that end, we think it’s important to maintain a diversified approach to investing that includes tools that both focus on growth, as well as those that seek to defend against market loss.

At Innovator, we are rooted in the development of risk-managed, growth, and income-oriented ETF solutions. Today, I’m happy to announce that more advisors are using Innovator ETFs than ever before. 2022 was a year of tremendous growth for the firm, with our flagship line of Defined Outcome ETFs™ garnering more than $5b in net flows, nearly doubling Innovator’s assets under management since this time last year.

On behalf of the team at Innovator, thank you for your confidence in us and in the products we offer. May the Lord grant all of us wisdom and peace in the months ahead.

Bruce Bond

Chief Executive Officer

3

INNOVATOR ETFs TRUST

Letter to Shareholders (Unaudited) (Continued)

The views in this report were those of the Fund’s CEO as of October 31, 2022 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

4

INNOVATOR IBD® 50 ETF

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® 50 ETF from its inception (April 8, 2015) to October 31, 2022 as compared with the S&P 500® Index.

	Average Annual Total Returns As of October 31, 2022
	1 Year	3 Years	5 Years	Since Inception (a)
Innovator IBD® 50 ETF
NAV Return	-47.90%	-7.54%	-4.66%	0.66%
Market Return	-47.83%	-7.48%	-4.65%	0.68%
S&P 500® Index	-14.61%	10.22%	10.44%	10.61%
IBD® 50 Index (b)	-47.28%	-6.89%	N/A	-4.59	%(c)

(a)	Inception date is April 8, 2015.
(b)	The Fund began tracking the IBD® 50 Index on November 20, 2017.
(c)	Since Inception return is from the date the Fund began tracking the IBD® 50 Index, November 20, 2017.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.93% and 0.80%, respectively. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

5

INNOVATOR IBD® 50 ETF

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Total return calculations reflect the effect of the Advisor’s expense limitation agreement for the Fund.  Returns shown for the Fund, S&P 500® Index and IBD® 50 Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The IBD® 50 Index is a weekly, rule–based, computer–generated stock index compiled and published by Investor’s Business Daily® that seeks to identify the current top 50 growth stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/FFTY.

6

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® Breakout Opportunities ETF from its inception (September 12, 2018) to October 31, 2022 as compared with the S&P 500® Index and IBD® Breakout Stocks Index.

	Average Annual Total Returns As of October 31, 2022
	1 Year	3 Years	Since Inception (a)
Innovator IBD® Breakout Opportunities ETF
NAV Return	-15.98%	16.42%	5.13%
Market Return	-15.33%	16.78%	5.35%
S&P 500® Index	-14.61%	10.22%	9.21%
IBD® Breakout Stocks Index	-14.93%	18.09%	6.52%

(a)	Inception date is September 12, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.80%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

7

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P 500® Index and IBD® Breakout Stocks Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The IBD® Breakout Stocks Index is a rule–based index compiled and published by Investor’s Business Daily® that seeks to provide opportunistic investment exposure to those stocks with the potential to “break out” or experience a period of sustained price growth beyond the stock’s recent “resistance level,” with consideration for various market conditions.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BOUT.

8

INNOVATOR LOUP FRONTIER TECH ETF

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Loup Frontier Tech ETF from its inception (July 24, 2018) to October 31, 2022 as compared with the Dow Jones Global Index and Loup Frontier Tech Index.

	Average Annual Total Returns As of October 31, 2022
	1 Year	3 Years	Since Inception (a)
Innovator Loup Frontier Tech ETF
NAV Return	-47.60%	7.40%	3.83%
Market Return	-47.90%	7.31%	3.73%
Dow Jones Global Index	-20.32%	4.69%	4.54%
Loup Frontier Tech Index	-47.26%	8.23%	4.51%

(a)	Inception date is July 24, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.70%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

9

INNOVATOR LOUP FRONTIER TECH ETF

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, Dow Jones Global Index and Loup Frontier Tech Index include the reinvestment of all dividends, if any.

The Dow Jones Global Index is an unmanaged, capitalization–weighted index generally representative of the global market.

The Loup Frontier Tech Index is a rules–based stock index that seeks to identify and track those companies identified as being on the frontier of the development of new technologies that have the potential to have an outsized influence on the future.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/LOUP.

10

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P Investment Grade Preferred ETF from its inception (May 23, 2016) to October 31, 2022 as compared with the S&P U.S. High Quality Preferred Stock Index and the S&P U.S. Preferred Stock Index.

	Average Annual Total Returns As of October 31, 2022
	1 Year	3 Years	5 Years	Since Inception (a)
Innovator S&P Investment Grade Preferred ETF
NAV Return	-22.27%	-4.71%	-0.72%	-0.03%
Market Return	-22.30%	-4.84%	-0.72%	-0.10%
S&P U.S. High Quality Preferred Stock Index	-22.07%	-4.37%	-0.32%	0.44%
S&P U.S. Preferred Stock Index	-19.61%	-2.08%	0.93%	1.80%

(a)	Inception date is May 23, 2016.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.47%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

11

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P U.S. High Quality Preferred Stock Index and S&P U.S. Preferred Stock Index include the reinvestment of all dividends, if any.

The S&P U.S. High Quality Preferred Stock Index is designed to provide exposure to U.S. - listed preferred stocks that meet a minimum size, liquidity, type of issuance, and quality criteria.

The S&P U.S. Preferred Stock Index generally represents the U.S. preferred stock market.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at innovatoretfs.com/EPRF.

12

INNOVATOR LADDERED ALLOCATION POWER BUFFER ETF

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Laddered Allocation Power Buffer ETF from its inception (October 19, 2016) to October 31, 2022 as compared with the S&P 500® Index.

	Average Annual Total Returns As of October 31, 2022
	1 Year	3 Years	5 Years	Since Inception (a)
Innovator Laddered Allocation Power Buffer ETF
NAV Return	-4.11%	-1.57%	2.71%	6.34%
Market Return	-4.18%	-1.49%	2.73%	6.37%
S&P 500® Index	-14.61%	10.22%	10.44%	12.31%
Refinitiv Laddered Power Buffer Strategy Index (b)	-4.05%	N/A	N/A	3.60	%(c)

(a)	Inception date is October 19, 2016.
(b)	The Fund began tracking the Refinitiv Laddered Power Buffer Strategy Index on August 11, 2020.
(c)	Since Inception return is cumulative and from the date the Fund began tracking the Refinitiv Laddered Power Buffer Strategy Index, August 11, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.99% and 0.89%, respectively. This expense ratio includes acquired fund fees and expenses of 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

13

INNOVATOR LADDERED ALLOCATION POWER BUFFER ETF

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, Refinitiv Laddered Power Buffer Strategy Index and S&P 500® Index include the reinvestment of all dividends, if any.

The Refinitiv Laddered Power Buffer Strategy Index is equally weighted in the shares of the twelve Innovator U.S. Equity Power Buffer ETFs which each respectively seek to provide a defined outcome based upon the performance of the S&P 500® Index - Price Return over the course of an approximately one-year time period that begins on the first trading day of the month indicated in the respective ETF's name. Each Innovator U.S. Equity Power Buffer ETF seeks to provide an upside return that is capped for an applicable outcome period and a measure of downside protection from losses for such outcome period. The Index seeks to provide "laddered" investing in the twelve Innovator U.S. Equity Power Buffer ETFs. Laddered investing refers to investments in several similar securities that have different reset dates, with the goal of mitigating timing risks associated with investing in a single investment.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at innovatoretfs.com/BUFF.

14

INNOVATOR LADDERED ALLOCATION BUFFER ETF

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Laddered Allocation Buffer ETF from its inception (February 8, 2022) to October 31, 2022 as compared with the S&P 500® Index.

Total Returns As of October 31, 2022
Since Inception (a)
Innovator Laddered Allocation Buffer ETF
NAV Return	-7.72%
Market Return	-7.67%
S&P 500® Index	-13.35%
MerQube U.S. Large Cap Equity Buffer Laddered Index	-7.66%

(a)	Inception date is February 8, 2022.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.99% and 0.89%, respectively. This expense ratio includes acquired fund fees and expenses of 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

15

INNOVATOR LADDERED ALLOCATION BUFFER ETF

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, MerQube U.S. Large Cap Equity Buffer Laddered Index and S&P 500® Index include the reinvestment of all dividends, if any.

The MerQube U.S. Large Cap Equity Buffer Laddered Index is equally weighted in the shares of the twelve Innovator U.S. Equity Buffer ETFs which each respectively seek to provide a defined outcome based upon the performance of the S&P 500® Index - Price Return over the course of an approximately one-year time period that begins on the first trading day of the month indicated in the respective ETF's name. Each Innovator U.S. Equity Buffer ETF seeks to provide an upside return that is capped for an applicable outcome period and a measure of downside protection from losses for such outcome period. The Index seeks to provide "laddered" investing in the twelve Innovator U.S. Equity Buffer ETFs. Laddered investing refers to investments in several similar securities that have different reset dates, with the goal of mitigating timing risks associated with investing in a single investment.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at innovatoretfs.com/BUFB.

16

INNOVATOR BUFFER STEP-UP STRATEGY ETF

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Buffer Step-Up Strategy ETF from its inception (March 7, 2022) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns As of October 31, 2022
Since Inception (a)
Innovator Buffer Step-Up Strategy ETF
NAV Return	-5.64%
Market Return	-5.52%
S&P 500® Index - Price Return	-7.83%
S&P 500® Index - Total Return	-6.88%

(a)	Inception date is March 7, 2022.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

17

INNOVATOR BUFFER STEP-UP STRATEGY ETF

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BSTP.

18

INNOVATOR POWER BUFFER STEP-UP STRATEGY ETF

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Power Buffer Step-Up Strategy ETF from its inception (March 7, 2022) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns As of October 31, 2022
Since Inception (a)
Innovator Power Buffer Step-Up Strategy ETF
NAV Return	-4.08%
Market Return	-4.08%
S&P 500® Index - Price Return	-7.83%
S&P 500® Index - Total Return	-6.88%

(a)	Inception date is March 7, 2022.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

19

INNOVATOR POWER BUFFER STEP-UP STRATEGY ETF

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PSTP.

20

INNOVATOR HEDGED TSLA STRATEGY ETF

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Hedged TSLA Strategy ETF from its inception (July 25, 2022) to October 31, 2022 as compared with Tesla, Inc. and the NASDAQ-100 Index - Price Return and Total Return.

Total Returns As of October 31, 2022
Since Inception (a)
Innovator Hedged TSLA Strategy ETF
NAV Return	-5.88%
Market Return	-5.48%
Tesla, Inc.	-15.23%
NASDAQ-100 Index - Price Return	-7.49%
NASDAQ-100 Index - Total Return	-7.27%

(a)	Inception date is July 25, 2022.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

21

INNOVATOR HEDGED TSLA STRATEGY ETF

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, Tesla Inc. and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/TSLH.

22

INNOVATOR UNCAPPED ACCELERATED U.S. EQUITY ETF

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Uncapped Accelerated U.S. Equity ETF from its inception (August 10, 2022) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns As of October 31, 2022
Since Inception (a)
Innovator Uncapped Accelerated U.S. Equity ETF
NAV Return	-8.79%
Market Return	-8.63%
S&P 500® Index - Price Return	-8.03%
S&P 500® Index - Total Return	-7.68%

(a)	Inception date is August 10, 2022.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

23

INNOVATOR UNCAPPED ACCELERATED U.S. EQUITY ETF

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XUSP.

24

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire respective period to October 31, 2022 for each Fund.

Actual Expenses

The first line under each Fund in the following table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares.  Therefore, the second line under the Fund in the table is useful in comparing the ongoing Fund costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

25

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2022 (Unaudited) (Continued)

			Expenses Paid		Annualized Expense
	Beginning Account	Ending Account	During the		Ratio for the
	Value	Value	Period		Period
Innovator IBD 50® ETF (NAV)					0.80%
Actual	$1,000.00	$806.00	$3.64	(a)
Hypothetical	1,000.00	1,021.17	4.08	(a)
Innovator IBD® Breakout Opportunities ETF (NAV)					0.80%
Actual	1,000.00	880.50	3.79	(a)
Hypothetical	1,000.00	1,021.17	4.08	(a)
Innovator Loup Frontier Tech ETF (NAV)					0.70%
Actual	1,000.00	782.70	3.15	(a)
Hypothetical	1,000.00	1,021.68	3.57	(a)
Innovator S&P Investment Grade Preferred ETF (NAV)					0.47%
Actual	1,000.00	918.10	2.27	(a)
Hypothetical	1,000.00	1,022.84	2.40	(a)
Innovator Laddered Allocation Power Buffer ETF (NAV)					0.10%
Actual	1,000.00	997.80	0.50	(a)
Hypothetical	1,000.00	1,024.70	0.51	(a)
Innovator Laddered Allocation Buffer ETF (NAV)					0.10%
Actual	1,000.00	979.00	0.50	(a)
Hypothetical	1,000.00	1,024.70	0.51	(a)
Innovator Buffer Step-Up Strategy ETF (NAV)					0.89%
Actual	1,000.00	958.30	4.39	(a)
Hypothetical	1,000.00	1,020.72	4.53	(a)
Innovator Power Buffer Step-Up Strategy ETF (NAV)					0.89%
Actual	1,000.00	971.90	4.42	(a)
Hypothetical	1,000.00	1,020.72	4.53	(a)
Innovator Hedged TSLA Strategy ETF (NAV)					0.79%
Actual	1,000.00	941.20	2.06	(b)
Hypothetical	1,000.00	1,021.22	4.02	(d)
Innovator Uncapped Accelerated U.S. Equity ETF (NAV)					0.79%
Actual	1,000.00	912.10	1.70	(c)
Hypothetical	1,000.00	1,021.22	4.02	(d)

(a)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).
(b)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 98/365 (to reflect the period since the Fund’s inception).
(c)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 82/365 (to reflect the period since the Fund’s inception).
(d)	For comparative purposes only as the Fund was not in operation for the full six month period.

26

INNOVATOR IBD® 50 ETF

Schedule of Investments

October 31, 2022

	Shares	Value
COMMON STOCKS - 99.22%
Agriculture - 0.50%
Darling Ingredients, Inc. (a)	6,490	$509,335

Biotechnology - 2.95%
Sarepta Therapeutics, Inc. (a)(b)	26,417	3,012,066

Chemicals - 4.93%
CF Industries Holdings, Inc.	33,448	3,554,184
Mosaic Co.	9,436	507,185
Sociedad Quimica y Minera de Chile SA - ADR	10,341	968,745
		5,030,114
Commercial Services - 6.61%
AMN Healthcare Services, Inc. (a)	25,161	3,157,705
Cross Country Healthcare, Inc. (a)(b)	96,896	3,593,873
		6,751,578
Computers - 4.70%
Pure Storage, Inc. - Class A (a)	34,355	1,060,195
Super Micro Computer, Inc. (a)	53,665	3,734,547
		4,794,742
Distribution & Wholesale - 1.56%
WESCO International, Inc. (a)	7,512	1,034,928
WW Grainger, Inc.	947	553,380
		1,588,308
Diversified Financial Services - 1.01%
Interactive Brokers Group, Inc. - Class A	12,889	1,033,053

Energy - Alternate Sources - 3.63%
Enphase Energy, Inc. (a)	12,071	3,705,797

Healthcare - Products - 3.41%
Shockwave Medical, Inc. (a)	11,870	3,479,691

Healthcare - Services - 3.96%
Medpace Holdings, Inc. (a)	15,906	3,530,814
UnitedHealth Group, Inc. (b)	926	514,069
		4,044,883
Insurance - 0.50%
Corebridge Financial, Inc.	22,390	507,581

The accompanying notes are an integral part of these financial statements.

27

INNOVATOR IBD® 50 ETF

Schedule of Investments

October 31, 2022 (Continued)

	Shares	Value
Machinery - Diversified - 1.00%
Deere & Co. (b)	2,573	1,018,445

Metal Fabricate & Hardware - 0.52%
The Timken Co.	7,406	527,974

Oil & Gas - 37.78% (c)
Canadian Natural Resources Ltd.	16,740	1,003,396
Cenovus Energy, Inc.	100,762	2,035,392
Civitas Resources, Inc. (b)	43,153	3,016,826
ConocoPhillips (b)	15,906	2,005,588
Coterra Energy, Inc. (b)	99,764	3,105,653
CVR Energy, Inc.	49,980	1,952,219
Delek US Holdings, Inc.	68,946	2,044,938
Devon Energy Corp. (b)	13,086	1,012,202
Diamondback Energy, Inc.	19,435	3,053,433
Earthstone Energy, Inc. - Class A (a)	218,558	3,531,897
Hess Corp.	3,537	499,000
Matador Resources Co. (b)	51,704	3,435,731
Pioneer Natural Resources Co. (b)	11,374	2,916,407
Ranger Oil Corp. - Class A	71,866	2,939,319
SM Energy Co. (b)	22,380	1,006,652
Talos Energy, Inc. (a)(b)	141,048	3,001,502
Valero Energy Corp.	15,885	1,994,362
		38,554,517
Oil & Gas Services - 0.51%
Liberty Energy, Inc. (a)	30,541	516,448

Packaging & Containers - 3.42%
Graphic Packaging Holding Co.	85,962	1,973,687
Silgan Holdings, Inc.	21,560	1,021,082
Sonoco Products Co.	8,036	498,875
		3,493,644
Pharmaceuticals - 3.95%
AdaptHealth Corp. (a)(b)	87,532	1,995,730
Harmony Biosciences Holdings, Inc. (a)(b)	39,138	2,035,176
		4,030,906
Pipelines - 3.44%
New Fortress Energy, Inc.	63,686	3,507,188

The accompanying notes are an integral part of these financial statements.

28

INNOVATOR IBD® 50 ETF

Schedule of Investments

October 31, 2022 (Continued)

	Shares	Value
Retail - 5.23%
Murphy USA, Inc. (b)	10,452	3,287,259
Wingstop, Inc.	12,950	2,051,151
		5,338,410
Semiconductors - 0.90%
ON Semiconductor Corp. (a)	14,860	912,850

Software - 2.41%
Box, Inc. - Class A (a)	17,748	515,579
DoubleVerify Holdings, Inc. (a)(b)	66,443	1,942,129
		2,457,708
Telecommunications - 3.50%
Clearfield, Inc. (a)	29,397	3,570,854

Transportation - 2.80%
FLEX LNG Ltd.	91,399	2,856,219
TOTAL COMMON STOCKS (Cost $95,763,397)		101,242,311

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 24.93%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 3.24% (d)	25,438,971	25,438,971
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $25,438,971)		25,438,971

SHORT TERM INVESTMENTS - 0.26%
Money Market Deposit Account - 0.26%	Principal Amount	Value
U.S. Bank Money Market Deposit Account, 2.750% (e)	$269,608	269,608
TOTAL SHORT TERM INVESTMENTS (Cost $269,608)		269,608

Total Investments (Cost $121,471,976) - 124.41%		126,950,890
Liabilities in Excess of Other Assets - (24.41)%		(24,907,774)
TOTAL NET ASSETS - 100.00%		$102,043,116

The accompanying notes are an integral part of these financial statements.

29

INNOVATOR IBD® 50 ETF

Schedule of Investments

October 31, 2022 (Continued)

Asset Type	% of Net Assets
Common Stocks	99.22%
Investments Purchased with Proceeds From Securities Lending	24.93
Short Term Investments	0.26
Total Investments	124.41
Liabilities in Excess of Other Assets	(24.41)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2022. The total value of securities on loan is $24,206,208, or 23.72% of net assets. See Note 6.
(c)	To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent.
(d)	Represents annualized seven-day yield as of the end of the reporting period.
(e)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

30

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

October 31, 2022

	Shares	Value
COMMON STOCKS - 96.24%
Auto Manufacturers - 3.98%
Cummins, Inc. (a)	1,962	$479,729
PACCAR, Inc.	720	69,717
		549,446
Banks - 6.20%
Eastern Bankshares, Inc.	6,300	120,771
ICICI Bank Ltd. - ADR	20,754	457,418
United Community Banks, Inc. (a)	7,218	277,893
		856,082
Beverages - 2.97%
PepsiCo, Inc.	2,259	410,189

Biotechnology - 8.47%
Amgen, Inc. (a)	1,557	420,935
Biogen, Inc. (a)(b)	1,710	484,683
Sarepta Therapeutics, Inc. (a)(b)	2,313	263,728
		1,169,346
Commercial Services - 1.69%
CBIZ, Inc. (b)	2,799	138,942
Stride, Inc. (a)(b)	2,808	94,096
		233,038
Cosmetics & Personal Care - 2.95%
elf Beauty, Inc. (b)	9,414	407,250

Electric - 3.47%
NRG Energy, Inc. (a)	10,782	478,721

Electronics - 0.48%
Sanmina Corp. (b)	1,179	66,083

Engineering & Construction - 1.09%
Comfort Systems USA, Inc.	1,224	150,895

Food - 8.99%
Hershey Co.	1,143	272,914
J M Smucker Co. (a)	3,204	482,714
Kellogg Co. (a)	6,318	485,349
		1,240,977

The accompanying notes are an integral part of these financial statements.

31

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

October 31, 2022 (Continued)

	Shares	Value
Healthcare - Services - 3.94%
The Ensign Group, Inc.	3,051	273,919
UnitedHealth Group, Inc. (a)	486	269,803
		543,722
Insurance - 14.96%
Arch Capital Group Ltd. (b)	8,118	466,785
Kinsale Capital Group, Inc.	468	147,500
Old Republic International Corp. (a)	19,962	463,318
Principal Financial Group, Inc.	5,787	510,008
The Travelers Companies, Inc.	2,592	478,120
		2,065,731
Internet - 3.33%
Netflix, Inc. (a)(b)	1,575	459,711

Iron & Steel - 4.36%
Commercial Metals Co. (a)	2,979	135,544
Reliance Steel & Aluminum Co.	351	70,719
Steel Dynamics, Inc. (a)	4,212	396,139
		602,402
Machinery - Diversified - 2.11%
Applied Industrial Technologies, Inc. (a)	2,340	291,049

Oil & Gas - 4.37%
Chevron Corp. (a)	747	135,132
ConocoPhillips	522	65,819
Phillips 66	648	67,580
Sitio Royalties Corp.	4,716	133,746
TotalEnergies SE - ADR	2,502	137,035
Valero Energy Corp.	504	63,277
		602,589
Oil & Gas Services - 1.01%
ProFrac Holding Corp. - Class A (b)	6,381	139,808

Packaging & Containers - 0.47%
Sonoco Products Co.	1,053	65,370

The accompanying notes are an integral part of these financial statements.

32

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

October 31, 2022 (Continued)

	Shares	Value
Pharmaceuticals - 7.94%
Cardinal Health, Inc.	5,364	407,128
McKesson Corp.	1,062	413,511
Merck & Co., Inc.	2,727	275,972
		1,096,611
Retail - 7.26%
AutoZone, Inc. (b)	171	433,123
Casey's General Stores, Inc.	1,215	282,743
Genuine Parts Co.	1,611	286,532
		1,002,398
Savings & Loans - 0.50%
Washington Federal, Inc.	1,773	68,615

Semiconductors - 2.80%
Aehr Test Systems (a)(b)	18,810	386,922

Software - 2.90%
Verra Mobility Corp. (b)	23,418	399,745
TOTAL COMMON STOCKS (Cost $12,568,115)		13,286,700

MASTER LIMITED PARTNERSHIPS - 2.87%
Oil & Gas - 0.48%
Kimbell Royalty Partners L.P.	3,501	66,659
Pipelines - 2.39%
MPLX L.P.	7,839	262,920
Western Midstream Partners L.P.	2,331	66,923
		329,843
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $386,330)		396,502

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 30.08%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 3.24% (c)	4,152,384	4,152,384
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,152,384)		4,152,384

The accompanying notes are an integral part of these financial statements.

33

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

October 31, 2022 (Continued)

SHORT TERM INVESTMENTS - 0.90%
Money Market Deposit Account - 0.90%	Principal Amount	Value
U.S. Bank Money Market Deposit Account, 2.750% (d)	$124,683	124,683
TOTAL SHORT TERM INVESTMENTS (Cost $124,683)		124,683

Total Investments (Cost $17,231,512) - 130.09%		17,960,269
Liabilities in Excess of Other Assets - (30.09)%		(4,153,950)
TOTAL NET ASSETS - 100.00%		$13,806,319

Asset Type	% of Net Assets
Common Stocks	96.24%
Master Limited Partnerships	2.87
Investments Purchased with Proceeds From Securities Lending	30.08
Short Term Investments	0.90
Total Investments	130.09
Liabilities in Excess of Other Assets	(30.09)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	All or a portion of this security is on loan as of October 31, 2022. The total value of securities on loan is $4,029,560, or 29.19% of net assets. See Note 6.
(b)	Non-income producing security.
(c)	Represents annualized seven-day yield as of the end of the reporting period.
(d)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

34

INNOVATOR LOUP FRONTIER TECH ETF

Schedule of Investments
October 31, 2022

	Shares	Value
COMMON STOCKS – 94.43%
Aerospace & Defense - 6.60%
AeroVironment, Inc. (a)(b)	11,644	$1,065,426
Lockheed Martin Corp.	2,191	1,066,316
		2,131,742
Auto Parts & Equipment - 8.35%
LG Energy Solution Ltd. (a)	4,433	1,643,178
Magna International, Inc.	18,899	1,053,241
		2,696,419
Commercial Services - 5.85%
Block, Inc. (a)	15,865	953,010
GXO Logistics, Inc. (a)(b)	25,614	935,936
		1,888,946
Computers - 2.78%
Crowdstrike Holdings, Inc. - Class A (a)	5,576	898,851

Diversified Financial Services - 7.58%
Coinbase Global, Inc. - Class A (a)(b)	22,332	1,479,495
Nasdaq, Inc.	15,568	968,952
		2,448,447
Electrical Components & Equipment - 6.53%
ABB Ltd.	35,827	996,079
Novanta, Inc. (a)	7,866	1,112,252
		2,108,331
Electronics - 7.62%
Coherent Corp. (a)(b)	43,283	1,454,742
Trimble, Inc. (a)	16,690	1,004,070
		2,458,812
Hand & Machine Tools - 2.85%
KUKA AG	11,122	919,973

Internet - 2.65%
Snap, Inc. - Class A (a)(b)	86,290	855,134

Miscellaneous Manufacturing - 3.21%
Axon Enterprise, Inc. (a)	7,120	1,035,533

The accompanying notes are an integral part of these financial statements.

35

INNOVATOR LOUP FRONTIER TECH ETF

Schedule of Investments
October 31, 2022 (Continued)

	Shares	Value
Semiconductors - 26.78% (c)
Advanced Micro Devices, Inc. (a)	15,539	933,272
ams-OSRAM AG (a)	156,200	885,396
Applied Materials, Inc. (b)	11,344	1,001,562
ASML Holding NV	2,139	1,010,428
Micron Technology, Inc. (b)	17,484	945,884
NVIDIA Corp.	7,697	1,038,864
Samsung Electronics Co. Ltd.	22,835	952,226
Skyworks Solutions, Inc.	10,704	920,651
Teradyne, Inc. (b)	11,802	960,093
		8,648,376
Software - 13.63%
Palantir Technologies, Inc. - Class A (a)(b)	111,450	979,646
Pegasystems, Inc. (b)	29,014	1,079,612
Take-Two Interactive Software, Inc. (a)	12,695	1,504,104
Unity Software, Inc. (a)(b)	28,400	837,800
		4,401,162
TOTAL COMMON STOCKS (Cost $39,000,616)		30,491,726

PREFERRED STOCKS - 5.60%
Auto Manufacturers - 5.60%
Dr Ing hc F Porsche AG (a)	17,666	1,806,946
TOTAL PREFERRED STOCKS (Cost $1,569,945)		1,806,946

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 28.11%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 3.24% (d)	9,077,312	9,077,312
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,077,312)		9,077,312

The accompanying notes are an integral part of these financial statements.

36

INNOVATOR LOUP FRONTIER TECH ETF

Schedule of Investments
October 31, 2022 (Continued)

SHORT TERM INVESTMENTS - 0.33%
Money Market Deposit Account - 0.33%	Principal Amount	Value
U.S. Bank Money Market Deposit Account, 2.750% (e)	$105,626	105,626
TOTAL SHORT TERM INVESTMENTS (Cost $105,626)		105,626

Total Investments (Cost $49,753,499) - 128.47%		41,481,610
Liabilities in Excess of Other Assets - (28.47)%		(9,193,327)
TOTAL NET ASSETS - 100.00%		$32,288,283

Country	% of Net Assets
Austria	2.74%
Canada	3.26
Germany	8.45
Netherlands	3.13
South Korea	8.04
Switzerland	3.08
United States	71.33
Total Country	100.03
Investments Purchased with Proceeds From Securities Lending	28.11
Short Term Investments	0.33
Total Investments	128.47
Liabilities in Excess of Other Assets	(28.47)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2022. The total value of securities on loan is $8,690,825, or 26.92% of net assets. See Note 6.
(c)	To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent.
(d)	Represents annualized seven-day yield as of the end of the reporting period.
(e)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

37

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments
October 31, 2022

	Shares	Value
PREFERRED STOCKS - 99.69% (a)
Banks - 39.97% (c)
Bank of America Corp., Series 02, 3.693% to 11/28/2022 then 3-Month USD Libor + 0.650%	22,403	$422,969
Bank of America Corp., Series 4, 5.190% to 11/28/2022 then 3-Month USD Libor + 0.750%	21,600	406,728
Bank of America Corp., Series 5, 4.000% to 11/21/2022 then 3-Month USD Libor + 0.500%	21,242	404,660
Bank of America Corp., Series E, 4.790% to 11/15/2022 then 3-Month USD Libor + 0.350%	21,807	403,429
Bank of America Corp., Series GG, 6.000%	16,934	403,029
Bank of America Corp., Series HH, 5.875%	17,513	406,126
Bank of America Corp., Series KK, 5.375%	18,867	403,754
Bank of America Corp., Series LL, 5.000%	20,057	399,937
Bank of America Corp., Series NN, 4.375%	22,391	389,827
Bank of America Corp., Series PP, 4.125%	23,637	385,047
Bank of America Corp., Series QQ, 4.250%	23,454	391,213
Bank of America Corp., Series SS, 4.750%	21,068	410,405
Bank of Hawaii Corp., Series A, 4.375%	277,802	4,722,634
Cullen/Frost Bankers, Inc., Series B, 4.450%	258,533	5,002,614
First Republic Bank/CA, Series J, 4.700%	51,142	898,565
First Republic Bank/CA, Series K, 4.125%	58,223	898,381
First Republic Bank/CA, Series L, 4.250%	56,131	891,360
First Republic Bank/CA, Series M, 4.000%	59,815	897,823
First Republic Bank/CA, Series N, 4.500%	53,158	895,181
JPMorgan Chase & Co., Series DD, 5.750%	33,305	771,677
JPMorgan Chase & Co., Series EE, 6.000% (b)	32,864	801,882
JPMorgan Chase & Co., Series GG, 4.750% (b)	39,327	777,101
JPMorgan Chase & Co., Series JJ, 4.550% (b)	43,339	789,203
JPMorgan Chase & Co., Series LL, 4.625%	42,785	793,234
JPMorgan Chase & Co., Series MM, 4.200% (b)	46,247	795,911
Morgan Stanley, Series A, 5.140% to 01/16/2023 then 3-Month USD Libor + 0.700%	31,830	596,812

The accompanying notes are an integral part of these financial statements.

38

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments
October 31, 2022 (Continued)

	Shares	Value
Morgan Stanley, Series E, 7.125% to 10/15/2023 then 3-Month USD Libor + 4.320%	24,326	609,366
Morgan Stanley, Series F, 6.875% to 01/15/2024 then 3-Month USD Libor + 3.940%	24,442	611,539
Morgan Stanley, Series I, 6.375% to 10/15/2024 then 3-Month USD Libor + 3.708%	25,019	607,712
Morgan Stanley, Series K, 5.850% to 04/15/2027 then 3-Month USD Libor + 3.491%	25,571	585,832
Morgan Stanley, Series L, 4.875% (b)	29,795	578,619
Morgan Stanley, Series O, 4.250% (b)	34,646	564,037
Morgan Stanley, Series P, 6.500%	24,461	606,633
Northern Trust Corp., Series E, 4.700%	236,761	4,739,955
State Street Corp., Series D, 5.900% to 03/15/2024 then 3-Month USD Libor + 3.108%	100,611	2,451,890
State Street Corp., Series G, 5.350% to 03/15/2026 then 3-Month USD Libor + 3.709% (b)	102,327	2,460,964
Truist Financial Corp., Series O, 5.250% (b)	111,058	2,339,992
Truist Financial Corp., Series R, 4.750%	125,251	2,373,506
US Bancorp., Series B, 4.679% to 01/17/2023 then 3-Month USD Libor + 0.600% (b)	51,194	915,861
US Bancorp., Series K, 5.500%	41,853	946,296
US Bancorp., Series L, 3.750%	61,614	932,220
US Bancorp., Series M, 4.000%	58,586	947,921
US Bancorp., Series O, 4.500%	51,350	949,975
		47,581,820

The accompanying notes are an integral part of these financial statements.

39

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments
October 31, 2022 (Continued)

	Shares	Value
Capital Markets - 8.55%
KKR & Co., Inc., Series C, 6.000%, 09/15/2023 (b)	87,000	5,282,640
Oaktree Capital Group LLC, Series A, 6.625%	103,575	2,454,728
Oaktree Capital Group LLC, Series B, 6.550%	105,305	2,438,864
		10,176,232
Close-End Funds - 4.05%
The Gabelli Dividend & Income Trust, Series K, 4.250% (b)	258,806	4,824,144

Diversified Financial Services - 5.21%
Apollo Asset Management, Inc., Series A, 6.375%	35,358	766,208
Apollo Asset Management, Inc., Series B, 6.375%	35,343	770,477
The Charles Schwab Corp., Series D, 5.950%	100,364	2,311,383
The Charles Schwab Corp., Series J, 4.450%	128,255	2,356,044
		6,204,112
Insurance - 30.40% (c)
Arch Capital Group Ltd., Series F, 5.450%	115,004	2,329,981
Arch Capital Group Ltd., Series G, 4.550%	131,829	2,314,917
Athene Holding Ltd., Series A, 6.350% to 06/30/2029 then 3-Month USD Libor + 4.253%	34,023	810,088
Athene Holding Ltd., Series B, 5.625%	37,442	769,433
Athene Holding Ltd., Series C, 6.375% to 09/30/2025 then Five-Year Treasury Constant Maturity + 5.970%	32,838	818,651
Athene Holding Ltd., Series D, 4.875%	45,428	781,816
Axis Capital Holdings Ltd., Series E, 5.500%	236,874	4,680,630
Equitable Holdings, Inc., Series A, 5.250%	120,471	2,243,170
Equitable Holdings, Inc., Series C, 4.300%	142,193	2,322,012
MetLife, Inc., Series A, 4.293% to 12/15/2022 then 3-Month USD Libor + 1.000%	75,819	1,556,564
MetLife, Inc., Series E, 5.625%	69,138	1,607,458
MetLife, Inc., Series F, 4.750%	80,786	1,588,253

The accompanying notes are an integral part of these financial statements.

40

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments
October 31, 2022 (Continued)

	Shares	Value
RenaissanceRe Holdings Ltd., Series F, 5.750%	108,415	2,358,026
RenaissanceRe Holdings Ltd., Series G, 4.200%	144,278	2,405,114
The Allstate Corp., 5.100% to 01/15/2023 then 3-Month USD Libor + 3.165%, 01/15/2053	67,822	1,639,936
The Allstate Corp., Series H, 5.100%	78,768	1,547,791
The Allstate Corp., Series I, 4.750%	82,910	1,547,101
The Hartford Financial Services Group, Inc., Series G, 6.000% (b)	198,622	4,874,184
		36,195,125
Real Estate Investment Trusts - 7.72%
Kimco Realty Corp., Series L, 5.125%	117,532	2,255,439
Kimco Realty Corp., Series M, 5.250%	113,886	2,236,721
Public Storage, Series F, 5.150%	16,083	338,225
Public Storage, Series G, 5.050%	16,223	335,492
Public Storage, Series H, 5.600%	14,709	335,806
Public Storage, Series I, 4.875%	17,009	334,567
Public Storage, Series J, 4.700%	17,596	332,037
Public Storage, Series K, 4.750%	17,500	344,050
Public Storage, Series L, 4.625%	17,938	333,647
Public Storage, Series M, 4.125%	19,697	329,531
Public Storage, Series N, 3.875%	21,559	335,674
Public Storage, Series O, 3.900% (b)	21,285	336,090
Public Storage, Series P, 4.000%	20,806	338,722
Public Storage, Series Q, 3.950%	21,194	338,468
Public Storage, Series R, 4.000%	20,831	335,171
Public Storage, Series S, 4.100%	20,424	335,975
		9,195,615
Savings & Loans - 3.79%
Washington Federal, Inc., Series A, 4.875%	258,941	4,513,341
TOTAL PREFERRED STOCKS (Cost $148,976,724)		118,690,389

The accompanying notes are an integral part of these financial statements.

41

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments
October 31, 2022 (Continued)

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.25%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 3.24% (d)	5,059,149	5,059,149
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,059,149)		5,059,149

SHORT TERM INVESTMENTS - 0.55%
Money Market Deposit Account - 0.55%	Principal Amount
U.S. Bank Money Market Deposit Account, 2.750% (e)	$658,579	658,579
TOTAL SHORT TERM INVESTMENTS (Cost $658,579)		658,579

Total Investments (Cost $154,694,452) - 104.49%		124,408,117
Liabilities in Excess of Other Assets - (4.49)%		(5,351,573)
TOTAL NET ASSETS - 100.00%		$119,056,544

Asset Type	% of Net Assets
Preferred Stocks	99.69%
Investments Purchased with Proceeds From Securities Lending	4.25
Short Term Investments	0.55
Total Investments	104.49
Liabilities in Excess of Other Assets	(4.49)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

USD - United States Dollar

Libor - London Interbank Offered Rate

(a)	Securities with no stated maturity date are perpetual in nature.
(b)	All or a portion of this security is on loan as of October 31, 2022. The total value of securities on loan is $4,855,509, or 4.08% of net assets. See Note 6.
(c)	To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent.
(d)	Represents annualized seven-day yield as of the end of the reporting period.
(e)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

42

INNOVATOR LADDERED ALLOCATION POWER BUFFER ETF

Schedule of Investments
October 31, 2022

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 99.86% (a)
Innovator U.S. Equity Power Buffer ETF - January	402,547	$12,531,369
Innovator U.S. Equity Power Buffer ETF - February	447,235	12,437,292
Innovator U.S. Equity Power Buffer ETF - March	410,059	12,426,551
Innovator U.S. Equity Power Buffer ETF - April	448,556	12,460,886
Innovator U.S. Equity Power Buffer ETF - May	445,099	12,489,478
Innovator U.S. Equity Power Buffer ETF - June	419,745	12,450,896
Innovator U.S. Equity Power Buffer ETF - July	416,275	12,463,273
Innovator U.S. Equity Power Buffer ETF - August	441,845	12,482,121
Innovator U.S. Equity Power Buffer ETF - September	428,527	12,461,179
Innovator U.S. Equity Power Buffer ETF - October	418,509	12,429,717
Innovator U.S. Equity Power Buffer ETF - November (b)	421,765	12,682,474
Innovator U.S. Equity Power Buffer ETF - December	416,937	12,495,227
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $150,154,756)		149,810,463

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.66%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 3.24% (c)	988,825	988,825
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $988,825)		988,825

SHORT TERM INVESTMENTS - 0.14%
Money Market Deposit Account - 0.14%	Principal Amount
U.S. Bank Money Market Deposit Account, 2.750% (d)	$210,180	210,180
TOTAL SHORT TERM INVESTMENTS (Cost $210,180)		210,180

Total Investments (Cost $151,353,761) - 100.66%		151,009,468
Liabilities in Excess of Other Assets - (0.66)%		(994,259)
TOTAL NET ASSETS - 100.00%		$150,015,209

The accompanying notes are an integral part of these financial statements.

43

INNOVATOR LADDERED ALLOCATION POWER BUFFER ETF

Schedule of Investments
October 31, 2022 (Continued)

Asset Type	% of Net Assets
Affiliated Exchange Traded Funds	99.86%
Investments Purchased with Proceeds From Securities Lending	0.66
Short Term Investments	0.14
Total Investments	100.66
Liabilities in Excess of Other Assets	(0.66)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2022. The total value of securities on loan is $959,233, or 0.64% of net assets. See Note 6.
(c)	Represents annualized seven-day yield as of the end of the reporting period.
(d)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

44

INNOVATOR LADDERED ALLOCATION BUFFER ETF

Schedule of Investments
October 31, 2022

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 99.95% (a)
Innovator U.S. Equity Buffer ETF - January	66,798	$2,214,100
Innovator U.S. Equity Buffer ETF - February	74,227	2,197,661
Innovator U.S. Equity Buffer ETF - March	68,663	2,190,288
Innovator U.S. Equity Buffer ETF - April	71,318	2,192,943
Innovator U.S. Equity Buffer ETF - May	75,498	2,196,237
Innovator U.S. Equity Buffer ETF - June	71,681	2,192,199
Innovator U.S. Equity Buffer ETF - July	71,236	2,195,892
Innovator U.S. Equity Buffer ETF - August	73,205	2,199,810
Innovator U.S. Equity Buffer ETF - September	72,306	2,190,872
Innovator U.S. Equity Buffer ETF - October	69,560	2,188,705
Innovator U.S. Equity Buffer ETF - November	74,652	2,223,883
Innovator U.S. Equity Buffer ETF - December	69,994	2,216,710
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $27,101,020)		26,399,300

SHORT TERM INVESTMENTS - 0.06%
Money Market Deposit Account - 0.06%	Principal Amount
U.S. Bank Money Market Deposit Account, 2.750% (b)	$16,220	16,220
TOTAL SHORT TERM INVESTMENTS (Cost $16,220)		16,220

Total Investments (Cost $27,117,240) - 100.01%		26,415,520
Liabilities in Excess of Other Assets - (0.01)%		(2,015)
TOTAL NET ASSETS - 100.00%		$26,413,505

Asset Type	% of Net Assets
Affiliated Exchange Traded Funds	99.95%
Short Term Investments	0.06
Total Investments	100.01
Liabilities in Excess of Other Assets	(0.01)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

45

INNOVATOR BUFFER STEP-UP STRATEGY ETF

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.77% (a)(b)
CALL OPTIONS - 98.62%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $3.81	754	$29,120,234	$28,455,517
			28,455,517
PUT OPTIONS - 6.15%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $377.24	754	29,120,234	1,773,026
			1,773,026
TOTAL PURCHASED OPTIONS (Cost $31,407,123)			30,228,543

SHORT TERM INVESTMENTS - 0.15%	Principal Amount
Money Market Deposit Account- 0.15%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$42,181		42,181
TOTAL SHORT TERM INVESTMENTS (Cost $42,181)			42,181

Total Investments (Cost $31,449,304) - 104.92%			30,270,724
Liabilities in Excess of Other Assets - (4.92)%			(1,418,214)
TOTAL NET ASSETS - 100.00%			$28,852,510

The accompanying notes are an integral part of these financial statements.

46

INNOVATOR BUFFER STEP-UP STRATEGY ETF

Schedule of Investments
October 31, 2022 (Continued)

Asset Type	% of Net Assets
Purchased Options	104.77%
Short Term Investments	0.15
Total Investments	104.92
Liabilities in Excess of Other Assets	(4.92)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2023	$467.79	754	$(29,120,234)	$(363,593)
					(363,593)
Put Options
SPY SPDR S&P 500® Trust ETF	6/30/2023	343.32	754	(29,120,234)	(1,033,789)
					(1,033,789)
Total Options Written (Premiums Received $1,796,303)					$(1,397,382)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

47

INNOVATOR POWER BUFFER STEP-UP STRATEGY ETF

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.03% (a)(b)
CALL OPTIONS - 98.87%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $3.82	887	$34,256,827	$33,473,998
			33,473,998
PUT OPTIONS - 6.16%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $377.23	887	34,256,827	2,085,485
			2,085,485
TOTAL PURCHASED OPTIONS (Cost $36,525,232)			35,559,483

SHORT TERM INVESTMENTS - 0.19%	Principal Amount
Money Market Deposit Account- 0.19%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$63,309		63,309
TOTAL SHORT TERM INVESTMENTS (Cost $63,309)			63,309

Total Investments (Cost $36,588,541) - 105.22%			35,622,792
Liabilities in Excess of Other Assets - (5.22)%			(1,766,647)
TOTAL NET ASSETS - 100.00%			$33,856,145

The accompanying notes are an integral part of these financial statements.

48

INNOVATOR POWER BUFFER STEP-UP STRATEGY ETF

Schedule of Investments
October 31, 2022 (Continued)

Asset Type	% of Net Assets
Purchased Options	105.03%
Short Term Investments	0.19
Total Investments	105.22
Liabilities in Excess of Other Assets	(5.22)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2023	$442.14	887	$(34,256,827)	$(913,768)
					(913,768)
Put Options
SPY SPDR S&P 500® Trust ETF	6/30/2023	320.65	887	(34,256,827)	(828,322)
					(828,322)
Total Options Written (Premiums Received $2,368,100)					$(1,742,090)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

49

INNOVATOR HEDGED TSLA STRATEGY ETF

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 6.08% (a)(b)
CALL OPTIONS - 6.08%
Tesla, Inc., Expires 12/30/2022, Strike Price $240.46	93	$2,116,122	$142,480
TOTAL PURCHASED OPTIONS (Cost $468,562)			142,480

SHORT TERM INVESTMENTS - 95.77%	Principal Amount
U.S. Treasury Bill - 94.63%
United States Treasury Bill, 3.230%, 01/5/2023 (c) (d)	$2,234,000		2,218,787
			2,218,787
Money Market Deposit Account- 1.14%
U.S. Bank Money Market Deposit Account, 2.750% (e)	26,747		26,747
			26,747
TOTAL SHORT TERM INVESTMENTS (Cost $2,248,404)			2,245,534

Total Investments (Cost $2,716,966) - 101.85%			2,388,014
Liabilities in Excess of Other Assets - (1.85)%			(43,377)
TOTAL NET ASSETS - 100.00%			$2,344,637

The accompanying notes are an integral part of these financial statements.

50

INNOVATOR HEDGED TSLA STRATEGY ETF

Schedule of Investments
October 31, 2022 (Continued)

Asset Type	% of Net Assets
Purchased Options	6.08%
Short Term Investments	95.77
Total Investments	101.85
Liabilities in Excess of Other Assets	(1.85)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Rate disclosed is the effective yield as of October 31, 2022. The stated interest rate is 0.00%.
(d)	All or a portion of the security can be pledged as collateral in connection with options written contracts.
(e)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
Tesla, Inc.	12/30/2022	$289.09	93	$(2,116,122)	$(41,913)
Total Options Written (Premiums Received $219,726)					$(41,913)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

51

INNOVATOR UNCAPPED ACCELERATED U.S. EQUITY ETF

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.37% (a)(b)
CALL OPTIONS - 105.37%
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $440.99	73	$2,819,333	$6,428
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $2.10	36	1,390,356	1,376,152
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2023, Strike Price $440.99	63	2,433,123	33,435
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2023, Strike Price $3.15	36	1,390,356	1,367,004
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $440.99	59	2,278,639	62,690
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $4.20	36	1,390,356	1,357,257
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $375.04	53	2,046,913	256,229
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $3.63	36	1,390,356	1,352,961
TOTAL PURCHASED OPTIONS (Cost $6,240,018)			5,812,156

SHORT TERM INVESTMENTS - 0.70%	Principal Amount
Money Market Deposit Account- 0.70%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$38,587		38,587
TOTAL SHORT TERM INVESTMENTS (Cost $38,587)			38,587

Total Investments (Cost $6,278,605) - 106.07%			5,850,743
Liabilities in Excess of Other Assets - (6.07)%			(334,576)
TOTAL NET ASSETS - 100.00%			$5,516,167

The accompanying notes are an integral part of these financial statements.

52

INNOVATOR UNCAPPED ACCELERATED U.S. EQUITY ETF

Schedule of Investments
October 31, 2022 (Continued)

Asset Type	% of Net Assets
Purchased Options	105.37%
Short Term Investments	0.70
Total Investments	106.07
Liabilities in Excess of Other Assets	(6.07)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	12/30/2022	$419.99	36	$(1,390,356)	$(11,995)
SPY SPDR S&P 500® Trust ETF	3/31/2023	419.99	36	(1,390,356)	(39,270)
SPY SPDR S&P 500® Trust ETF	6/30/2023	419.99	36	(1,390,356)	(64,293)
SPY SPDR S&P 500® Trust ETF	9/29/2023	357.20	36	(1,390,356)	(215,593)
Total Options Written (Premiums Received $474,965)					$(331,151)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

53

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2022

		Innovator IBD® 50 ETF	Innovator IBD® Breakout Opportunities ETF	Innovator Loup Frontier Tech ETF
	Assets:
	Investments, at value (a)(b)	$126,950,890	$17,960,269	$41,481,610
	Dividends and interest receivable	39,068	6,851	12,944
	Receivable for investments sold	48,490,332	-	-
	Securities lending income receivable	3,188	462	1,843
	Prepaid expenses	1,391	-	-
	Total Assets	175,484,869	17,967,582	41,496,397

	Liabilities:
	Payable for collateral upon return of securities loaned	25,438,971	4,152,384	9,077,312
	Payable to Adviser	64,592	8,879	19,322
	Payable for investments purchased	47,832,013	-	-
	Payable to Trustees	1,197	-	-
	Payable to Custodian	6,699	-	109,868
	Accrued expenses and other liabilities	98,281	-	1,612
	Total Liabilities	73,441,753	4,161,263	9,208,114
	Net Assets	$102,043,116	$13,806,319	$32,288,283

	Net Assets Consist of:
	Capital stock	$407,965,430	$25,915,265	$74,002,076
	Total distributable earnings/(accumulated deficit)	(305,922,314)	(12,108,946)	(41,713,793)
	Net Assets	$102,043,116	$13,806,319	$32,288,283

	Net Asset Value:
	Net assets	$102,043,116	$13,806,319	$32,288,283
	Shares of beneficial interest outstanding (unlimited shares without par authorized)	3,900,000	450,000	1,100,001
	Net asset value price per share	$26.16	$30.68	$29.35

(a)	Cost of investments	$121,471,976	$17,231,512	$49,753,499
(b)	Including securities on loan at a value of	24,206,208	4,029,560	8,690,825

The accompanying notes are an integral part of these financial statements.

54

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2022

		Innovator S&P Investment Grade Preferred ETF		Innovator Laddered Allocation Power Buffer ETF		Innovator Laddered Allocation Buffer ETF
	Assets:
	Investments, at value (a)	$124,408,117	(b)	$1,199,005		$16,220
	Investments in affiliates, at value (c)	-		149,810,463	(b)	26,399,300
	Dividends and interest receivable	327,370		486		24
	Receivable for fund shares sold	-		1,708,815		-
	Securities lending income receivable	27,600		3,687		-
	Total Assets	124,763,087		152,722,456		26,415,544

	Liabilities:
	Payable to Adviser	48,894		12,167		2,039
	Distribution payable	598,500		-		-
	Payable for investments purchased	-		1,706,255		-
	Payable for collateral upon return of securities loaned	5,059,149		988,825		-
	Total Liabilities	5,706,543		2,707,247		2,039
	Net Assets	$119,056,544		$150,015,209		$26,413,505

	Net Assets Consist of:
	Capital stock	$165,953,762		$189,091,982		$27,143,058
	Total distributable earnings/(accumulated deficit)	(46,897,218)		(39,076,773)		(729,553)
	Net Assets	$119,056,544		$150,015,209		$26,413,505

	Net Asset Value:
	Net assets	$119,056,544		$150,015,209		$26,413,505
	Shares of beneficial interest outstanding (unlimited shares without par authorized)	6,650,000		4,400,000		1,150,000
	Net asset value price per share	$17.90		$34.09		$22.97

(a)	Cost of investments	$154,694,452		$1,199,005		$16,220
(b)	Including securities on loan at a value of	4,855,509		959,233		-
(c)	Cost of investments in affiliates	-		150,154,756		27,101,020

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2022

		Innovator Buffer Step-Up Strategy ETF	Innovator Power Buffer Step-Up Strategy ETF
	Assets:
	Investments, at value (a)	$30,270,724	$35,622,792
	Interest receivable	102	143
	Total Assets	30,270,826	35,622,935

	Liabilities:
	Payable to Adviser	20,934	24,700
	Options written, at value (b)	1,397,382	1,742,090
	Total Liabilities	1,418,316	1,766,790
	Net Assets	$28,852,510	$33,856,145

	Net Assets Consist of:
	Capital stock	$31,900,740	$36,127,764
	Total distributable earnings/(accumulated deficit)	(3,048,230)	(2,271,619)
	Net Assets	$28,852,510	$33,856,145

	Net Asset Value:
	Net assets	$28,852,510	$33,856,145
	Shares of beneficial interest outstanding (unlimited shares without par value authorized)	1,200,000	1,375,000
	Net asset value price per share	$24.04	$24.62

(a)	Cost of investments	$31,449,304	$36,588,541
(b)	Premiums received	1,796,303	2,368,100

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2022

		Innovator Hedged TSLA Strategy ETF	Innovator Uncapped Accelerated U.S. Equity ETF
	Assets:
	Investments, at value (a)	$2,388,014	$5,850,743
	Interest receivable	60	93
	Deposit at broker for options	68	18
	Total Assets	2,388,142	5,850,854

	Liabilities:
	Payable to Adviser	1,592	3,536
	Options written, at value (b)	41,913	331,151
	Total Liabilities	43,505	334,687
	Net Assets	$2,344,637	$5,516,167

	Net Assets Consist of:
	Capital stock	$2,583,423	$6,031,918
	Total distributable earnings/(accumulated deficit)	(238,786)	(515,751)
	Net Assets	$2,344,637	$5,516,167

	Net Asset Value:
	Net assets	$2,344,637	$5,516,167
	Shares of beneficial interest outstanding (unlimited shares without par value authorized)	100,000	225,000
	Net asset value price per share	$23.45	$24.52

(a)	Cost of investments	$2,716,966	$6,278,605
(b)	Premiums received	219,726	474,965

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2022

	Innovator IBD® 50 ETF	Innovator IBD® Breakout Opportunities ETF	Innovator Loup Frontier Tech ETF
Investment Income:
Dividends	$3,472,842	$279,668	$336,364
Less: Foreign witholding taxes and issuance fees	(380,575)	(5,725)	(32,507)
Interest	6,568	798	841
Securities lending income, net	349,331	3,919	23,125
Total Investment Income	3,448,166	278,660	327,823

Expenses:
Investment advisory fee	1,152,664	129,399	380,877
Professional fees	50,636	-	-
Administration fees	68,649	-	-
Fund accounting fees	1,635	-	-
Trustees fees and expenses	7,902	-	-
Printing and mailing expenses	38,043	-	-
Custody fees	27,139	-	-
Insurance expense	3,196	-	-
Other expenses	244,719	-	-
Total Expenses Before Expense Limitation	1,594,583	129,399	380,877
Net advisory recoupment/(waivers)(see Note 3)	(277,253)	-	-
Net Expenses	1,317,330	129,399	380,877
Net Investment Income/(Loss)	2,130,836	149,261	(53,054)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments and foreign currency transactions	(101,048,228)	(5,288,490)	(25,248,527)
Redemptions sold in-kind on investments	8,755,777	1,920,170	2,368,900
Net change in unrealized appreciation/(depreciation) on:
Investments and translation of foreign currency	(27,381,789)	134,380	(13,811,288)
Net Realized and Unrealized Gain/(Loss)	(119,674,240)	(3,233,940)	(36,690,915)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(117,543,404)	$(3,084,679)	$(36,743,969)

The accompanying notes are an integral part of these financial statements.

58

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended October 31, 2022

	Innovator S&P Investment Grade Preferred ETF	Innovator Laddered Allocation Power Buffer ETF	Innovator Laddered Allocation Buffer ETF	(a)
Investment Income:
Dividends	$8,373,274	$-	$-
Interest	4,073	1,434	64
Securities lending income, net	210,523	56,586	-
Total Investment Income	8,587,870	58,020	64

Expenses:
Investment advisory fee	781,016	212,794	20,278
Total Expenses Before Expense Limitation	781,016	212,794	20,278
Net advisory recoupment/(waivers)(see Note 3)	-	(84,854)	(10,139)
Net Expenses	781,016	127,940	10,139
Net Investment Income/(Loss)	7,806,854	(69,920)	(10,075)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(13,249,898)	-	-
Redemptions sold in-kind on investments	(3,966,307)	-	-
Redemptions sold in-kind on affiliates	-	923,913	(4,544)
Investments in affiliates	-	(90,949)	(17,758)
Net change in unrealized appreciation/(depreciation) on:
Investments	(33,343,643)	-	-
Investments in affiliates	-	(4,269,274)	(701,720)
Net Realized and Unrealized Gain/(Loss)	(50,559,848)	(3,436,310)	(724,022)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(42,752,994)	$(3,506,230)	$(734,097)

(a) Since Commencement of Operations on February 8, 2022.

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended October 31, 2022

	Innovator Buffer Step-Up Strategy ETF	(a)	Innovator Power Buffer Step-Up Strategy ETF (a)
Investment Income:
Interest	$313		$320
Total Investment Income	313		320

Expenses:
Investment advisory fee	$108,184		106,469
Total Expenses	108,184		106,469
Net Investment Income/(Loss)	(107,871)		(106,149)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(1,814,698)		(1,665,404)
Redemptions sold in-kind on investments	1,365,049		1,269,338
Redemptions sold in-kind on options written	451,737		437,764
Options written	(346,002)		(160,327)
Net change in unrealized appreciation/(depreciation) on:
Investments	(1,178,580)		(965,749)
Options written	398,921		626,010
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	(1,123,573)		(458,368)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(1,231,444)		$(564,517)

(a) Since Commencement of Operations on March 7, 2022.

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended October 31, 2022

	Innovator Hedged TSLA Strategy ETF	(a)	Innovator Uncapped Accelerated U.S. Equity ETF	(b)
Investment Income:
Interest	$15,135		$173
Total Investment Income	15,135		173

Expenses:
Investment advisory fee	$5,289		9,511
Total Expenses	5,289		9,511
Net Investment Income/(Loss)	9,846		(9,338)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(116,275)		(262,817)
Redemptions sold in-kind on options written	128,259		-
Options written	18,782		40,452
Net change in unrealized appreciation/(depreciation) on:
Investments	(328,952)		(427,862)
Options written	177,813		143,814
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	(120,373)		(506,413)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(110,527)		$(515,751)

(a) Since Commencement of Operations on July 25, 2022.
(b) Since Commencement of Operations on August 10, 2022.

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator IBD® 50 ETF
	Year Ended	Year Ended
	October 31, 2022	October 31, 2021

Operations:
Net investment income/(loss)	$2,130,836	$516,414
Net realized gain/(loss)	(92,292,451)	47,870,932
Net change in unrealized appreciation/(depreciation)	(27,381,789)	21,260,902
Net Increase/(Decrease) in Net Assets Resulting from Operations	(117,543,404)	69,648,248

Distributions to Shareholders:
Net distributions to shareholders	(520,522)	-

Capital Share Transactions:
Proceeds from shares sold	32,771,310	327,062,865
Cost of shares redeemed	(87,029,075)	(303,970,475)
Transaction fees (see Note 5)	-	30
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(54,257,765)	23,092,420
Total Increase/(Decrease) in Net Assets	$(172,321,691)	$92,740,668

Net Assets:
Beginning of period	$274,364,807	$181,624,139
End of period	$102,043,116	$274,364,807

Change in Shares Outstanding:
Shares sold	700,000	7,100,000
Shares redeemed	(2,250,000)	(6,700,000)
Net Increase/(Decrease)	(1,550,000)	400,000

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Innovator IBD® Breakout Opportunities ETF		Innovator Loup Frontier Tech ETF
Year Ended	Year Ended	Year Ended	Year Ended
October 31, 2022	October 31, 2021	October 31, 2022	October 31, 2021

$149,261	$(10,940)	$(53,054)	$(198,576)
(3,368,320)	1,869,422	(22,879,627)	8,185,639
134,380	777,977	(13,811,288)	2,224,157
(3,084,679)	2,636,459	(36,743,969)	10,211,220

-	-	-	-

27,819,425	75,836,535	10,044,230	107,818,940
(25,535,495)	(69,749,030)	(19,449,030)	(56,415,275)
-	-	8,974	7,950
2,283,930	6,087,505	(9,395,826)	51,411,615
$(800,749)	$8,723,964	$(46,139,795)	$61,622,835

$14,607,068	$5,883,104	$78,428,078	$16,805,243
$13,806,319	$14,607,068	$32,288,283	$78,428,078

750,000	2,200,000	200,000	2,000,000
(700,000)	(2,050,000)	(500,000)	(1,050,000)
50,000	150,000	(300,000)	950,000

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P Investment Grade Preferred ETF
	Year Ended	Year Ended
	October 31, 2022	October 31, 2021

Operations:
Net investment income/(loss)	$7,806,854	$9,317,728
Net realized gain/(loss)	(17,216,205)	(1,078,724)
Net change in unrealized appreciation/(depreciation)	(33,343,643)	2,353,258
Net Increase/(Decrease) in Net Assets Resulting from Operations	(42,752,994)	10,592,262

Distributions to Shareholders:
Distributions to shareholders	(7,781,626)	(9,442,181)
Distributions from return of capital	(179,692)	(570,855)
Net distributions to shareholders	(7,961,318)	(10,013,036)

Capital Share Transactions:
Proceeds from shares sold	9,342,305	111,812,865
Cost of shares redeemed	(62,365,145)	(16,913,660)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(53,022,840)	94,899,205
Total Increase/(Decrease) in Net Assets	$(103,737,152)	$95,478,431

Net Assets:
Beginning of period	$222,793,696	$127,315,265
End of period	$119,056,544	$222,793,696

Change in Shares Outstanding:
Shares sold	450,000	4,600,000
Shares redeemed	(3,000,000)	(700,000)
Net Increase/(Decrease)	(2,550,000)	3,900,000

(a) Since Commencement of Operations on February 8, 2022.

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Innovator Laddered Allocation Power Buffer ETF		Innovator Laddered Allocation Buffer ETF
Year Ended	Year Ended	Period Ended
October 31, 2022	October 31, 2021	October 31, 2022	(a)

$(69,920)	$(73,125)	$(10,075)
832,964	1,314,917	(22,302)
(4,269,274)	4,326,731	(701,720)
(3,506,230)	5,568,523	(734,097)

-	-	-
-	-	-
-	-	-

98,082,895	62,212,670	27,694,797
(13,898,890)	(26,781,995)	(547,195)
84,184,005	35,430,675	27,147,602
$80,677,775	$40,999,198	$26,413,505

$69,337,434	$28,338,236	$-
$150,015,209	$69,337,434	$26,413,505

2,850,000	1,850,000	1,175,000
(400,000)	(800,000)	(25,000)
2,450,000	1,050,000	1,150,000

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on March 7, 2022.

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Innovator Buffer Step-Up Strategy ETF		Innovator Power Buffer Step-Up Strategy ETF
Period Ended		Period Ended
October 31, 2022	(a)	October 31, 2022	(a)

$(107,871)		$(106,149)
(343,914)		(118,629)
(779,659)		(339,739)
(1,231,444)		(564,517)

68,555,817		69,013,632
(38,486,250)		(34,610,805)
14,387		17,835
30,083,954		34,420,662
$28,852,510		$33,856,145

$-		$-
$28,852,510		$33,856,145

2,750,000		2,750,000
(1,550,000)		(1,375,000)
1,200,000		1,375,000

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on July 25, 2022.
(b) Since Commencement of Operations on August 10, 2022.

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Innovator Hedged TSLA Strategy ETF		Innovator Uncapped Accelerated U.S. Equity ETF
Period Ended		Period Ended
October 31, 2022	(a)	October 31, 2022	(b)

$9,846		$(9,338)
30,766		(222,365)
(151,139)		(284,048)
(110,527)		(515,751)

5,105,365		6,031,590
(2,650,830)		-
629		328
2,455,164		6,031,918
$2,344,637		$5,516,167

$-		$-
$2,344,637		$5,516,167

200,000		225,000
(100,000)		-
100,000		225,000

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout

		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (e)		Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator IBD® 50 ETF
For the year ended 10/31/2022	$50.34	0.46		(24.54)	(24.08)	-
For the year ended 10/31/2021	$35.97	0.10		14.27	14.37	-	(f)
For the year ended 10/31/2020	$33.17	0.04		2.76	2.80	-
For the year ended 10/31/2019	$31.24	(0.07)		2.00	1.93	-	(f)
For the year ended 10/31/2018	$33.34	(0.12)		(1.92)	(2.04)	-	(f)

Innovator IBD® Breakout Opportunities ETF
For the year ended 10/31/2022	$36.52	0.32		(6.16)	(5.84)	-
For the year ended 10/31/2021	$23.53	(0.02)		13.01	12.99	-
For the year ended 10/31/2020	$19.44	(0.03)		4.12	4.09	-
For the year ended 10/31/2019	$20.26	-	(f)	(0.78)	(0.78)	-	(f)
For the period 9/12/2018 (d) - 10/31/2018	$25.00	(0.01)		(4.73)	(4.74)	-

Innovator Loup Frontier Tech ETF
For the year ended 10/31/2022	$56.02	(0.04)		(26.64)	(26.68)	0.01
For the year ended 10/31/2021	$37.34	(0.14)		18.81	18.67	0.01
For the year ended 10/31/2020	$23.70	(0.09)		13.73	13.64	-	(f)
For the year ended 10/31/2019	$22.77	(0.02)		0.95	0.93	-
For the period 7/24/2018 (d) - 10/31/2018	$25.00	(0.01)		(2.22)	(2.23)	-	(f)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Does not include the impact of the expenses of the underlying funds in which the Fund invests.
(d)	Commencement of operations.
(e)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(f)	Amount represents less than $0.01 per share.
(g)	Excludes in-kind transactions associated with creations and redemptions of the Funds.
(h)

Recognition of net investment income by the Funds are affected by the timing of the declaration of dividends by the underlying investment companies in which the Funds invest. This ratio does not include net investment income of the underlying investment companies in which the Funds invest.

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

each period)	Ratios/Supplemental Data:

Distributions Paid to Shareholders:					Ratio to Average Net Assets of: (a)
Paid from net investment income	Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses, before waivers/ recoupment (c)	Expenses, net of waivers/ recoupment (c)	Net investment income/ (loss) (h)	Portfolio turnover rate (b)(g)

(0.10)	(24.18)	$26.16	(47.90)%	$102,043	0.97%	0.80%	1.29%	1961%
-	14.37	$50.34	39.95%	$274,365	0.93%	0.80%	0.22%	1,133%
-	2.80	$35.97	8.42%	$181,624	0.90%	0.80%	0.12%	974%
-	1.93	$33.17	6.20%	$326,748	0.78%	0.80%	(0.21)%	786%
(0.06)	(2.10)	$31.24	(6.15)%	$440,451	0.84%	0.80%	(0.43)%	719%

-	(5.84)	$30.68	(15.98)%	$13,806	0.80%	0.80%	0.92%	1980%
-	12.99	$36.52	55.18%	$14,607	0.80%	0.80%	(0.07)%	1,846%
-	4.09	$23.53	21.04%	$5,883	0.80%	0.80%	(0.12)%	1,637%
(0.04)	(0.82)	$19.44	(3.84)%	$7,777	0.80%	0.80%	0.02%	1,777%
-	(4.74)	$20.26	(18.95)%	$8,105	0.80%	0.80%	(0.38)%	289%

-	(26.67)	$29.35	(47.60)%	$32,288	0.70%	0.70%	-0.10%	138%
-	18.68	$56.02	50.01%	$78,428	0.70%	0.70%	(0.27)%	134%
-	13.64	$37.34	57.59%	$16,805	0.70%	0.70%	(0.32)%	97%
-	0.93	$23.70	4.07%	$10,664	0.70%	0.70%	(0.07)%	107%
-	(2.23)	$22.77	(8.92)%	$12,524	0.70%	0.70%	(0.23)%	53%

The accompanying notes are an integral part of these financial statements.

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Financial Highlights

Per Share Operating Performance (For a share

		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)
Innovator S&P Investment Grade Preferred ETF
For the year ended 10/31/2022	$24.22	1.00	(6.28)		(5.28)	-
For the year ended 10/31/2021	$24.02	1.14	0.27	(h)	1.41	-
For the year ended 10/31/2020	$24.11	1.23	(0.07)		1.16	-	(j)
For the period 4/1/2019 (g) - 10/31/2019	$23.18	0.67	0.93		1.60	-
For the year ended 3/31/2019	$23.38	1.18	(0.18)		1.00	-
For the year ended 3/31/2018	$24.06	1.29	(0.57)		0.72	-

Innovator Laddered Allocation Power Buffer ETF
For the year ended 10/31/2022	$35.56	(0.02)	(1.45)		(1.47)	-
For the year ended 10/31/2021	$31.49	(0.05)	4.12		4.07	-
For the year ended 10/31/2020	$36.66	0.81	(5.26)		(4.45)	-
For the period 10/1/2019 (d) - 10/31/2019	$36.81	0.02	(0.17)		(0.15)	-
For the year ended 9/30/2019	$31.55	0.66	5.29		5.95	-
For the year ended 9/30/2018	$31.23	0.47	0.32	(h)	0.79	-

Innovator Laddered Allocation Buffer ETF
For the period 2/8/2022 (f) - 10/31/2022	$24.89	(0.02)	(1.90)		(1.92)	-

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	The period ended October 31, 2019 consists of one month due to the Fund's fiscal year end change.
(e)	Excludes in-kind transactions associated with creations and redemptions of the Funds.
(f)	Commencement of operations.
(g)	The period ended October 31, 2019 consists of seven months due to the Fund's fiscal year end change.
(h)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

(i)	The ratio of net expenses to average net assets includes interest expense fees of 0.03%.
(j)	Amount represents less than $0.01 per share.
(k)	Does not include the impact of the expenses of the underlying funds in which the Funds invest.
(l)

Recognition of net investment income by the Funds are affected by the timing of the declaration of dividends by the underlying investment companies in which the Funds invest. This ratio does not include net investment income of the underlying investment companies in which the Funds invest.

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

outstanding throughout each period)	Ratios/Supplemental Data:

Distributions Paid to Shareholders:							Ratio to Average Net Assets of: (a)
Paid from net investment income	Paid from return of capital	Total Distributions Paid	Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses, before waivers/ recoupment (k)		Expenses, net of waivers/ recoupment (k)		Net investment income/ (loss) (l)	Portfolio turnover rate (b) (e)

(1.02)	(0.02)	(1.04)	(6.32)	$17.90	(22.27)%	$119,057	0.47%		0.47%		4.70%	46%
(1.14)	(0.07)	(1.21)	0.20	$24.22	5.97%	$222,794	0.47%		0.47%		4.70%	68%
(1.25)	-	(1.25)	(0.09)	$24.02	5.04%	$127,315	0.47%		0.47%		5.15%	58%
(0.67)	-	(0.67)	0.93	$24.11	6.93%	$19,288	0.47%		0.47%		4.75%	34%
(1.20)	-	(1.20)	(0.20)	$23.18	4.54%	$13,911	0.47%		0.47%		5.12%	58%
(1.36)	(0.04)	(1.40)	(0.68)	$23.38	2.98%	$19,870	0.47%		0.47%		5.39%	67%

-	-	-	(1.47)	$34.09	(4.11)%	$150,015	0.20%		0.12%		-0.07%	2%
-	-	-	4.07	$35.56	12.93%	$69,337	0.20%		0.20%		(0.14%)	1%
(0.72)	-	(0.72)	(5.17)	$31.49	(11.93)%	$28,338	0.47%		0.47%		2.47%	750%
-	-	-	(0.15)	$36.66	(0.42)%	$137,463	0.49%		0.49%		0.63%	0%
(0.69)	-	(0.69)	5.26	$36.81	19.11%	$136,195	0.49%		0.49%		2.00%	44%
(0.47)	-	(0.47)	0.32	$31.55	2.55%	$162,484	0.52%	(i)	0.52%	(i)	1.47%	667%

-	-	-	(1.92)	$22.97	(7.72)%	$26,414	0.20%		0.10%		-0.10%	1%

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator Buffer Step-Up Strategy ETF
For the period 3/7/2022(d) - 10/31/2022	$25.48	(0.14)	(1.32)	(1.46)	0.02

Innovator Power Buffer Step-Up Strategy ETF
For the period 3/7/2022(d) - 10/31/2022	$25.67	(0.14)	(0.93)	(1.07)	0.02

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

(1.44)	$24.04	(5.64)%	$28,853	0.89%	-0.89%	0%

(1.05)	$24.62	(4.08)%	$33,856	0.89%	-0.89%	0%

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator Hedged TSLA Strategy ETF
For the period 7/25/2022(d) - 10/31/2022	$24.91	0.10	(1.57)	(1.47)	0.01

Innovator Uncapped Accelerated U.S. Equity ETF
For the period 8/10/2022(d) - 10/31/2022	$26.88	(0.04)	(2.32)	(2.36)	-	(e)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.
(e)	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

(1.46)	$23.45	(5.88)%	$2,345	0.79%	1.47%	0%

(2.36)	$24.52	(8.79)%	$5,516	0.79%	-0.78%	0%

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Notes to Financial Statements

1.	ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open–end management investment company.  Effective February 9, 2022, BUFF’s name was changed from Innovator Laddered Fund of U.S. Equity Power Buffer ETFs to Innovator Laddered Allocation Power Buffer ETF. The Trust currently consists of multiple operational series, of which ten are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations	Tracking Index/Fund (a)
Innovator IBD® 50 ETF	FFTY	April 8, 2015	IBD® 50 Index
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018	IBD® Breakout Stocks Index
Innovator Loup Frontier Tech ETF	LOUP	July 24, 2018	Loup Frontier Tech Index
Innovator S&P Investment Grade Preferred ETF	EPRF	May 23, 2016	S&P U.S. High Quality Preferred Stock Index
Innovator Laddered Allocation Power Buffer ETF (b)	BUFF	October 19, 2016	Refinitiv Laddered Power Buffer Strategy Index
Innovator Laddered Allocation Buffer ETF (c)	BUFB	February 8, 2022	MerQube U.S. Large Cap Equity Buffer Laddered Index
Innovator Buffer Step-Up Strategy ETF	BSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator Power Buffer Step-Up Strategy ETF	PSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator Hedged TSLA Strategy ETF (d)	TSLH	July 25, 2022	Tesla, Inc.
Innovator Uncapped Accelerated U.S. Equity ETF	XUSP	August 10, 2022	SPDR S&P 500® ETF Trust

(a)	Each Fund individually seeks to track their respective index or Fund, before fees and expenses.
(b)

BUFF seeks to achieve its investment objective by investing primarily in other Innovator ETFs (Affiliated Fund of Fund structure) that themselves seek investment results corresponding to their own respective underlying indexes. In addition to its own fees and expenses, BUFF will pay indirectly a proportional share of the fees and expenses of the underlying Innovator ETFs in which it invests, including advisory and administration fees (Acquired Fund Fees and Expenses). Prior to August 11, 2020, BUFF sought investment results that generally corresponded, before fees and expenses, to the Lunt Capital U.S. Large Cap Equity Rotation Index.

(c)

BUFB seeks to achieve its investment objective by investing primarily in other Innovator ETFs (Affiliated Fund of Fund structure) that themselves seek investment results corresponding to their own respective underlying indexes. In addition to its own fees and expenses, BUFB will pay indirectly a proportional share of the fees and expenses of the underlying Innovator ETFs in which it invests, including advisory and administration fees (Acquired Fund Fees and Expenses).

(d)

TSLH seeks to participate in the price return of the common stock of Tesla, Inc., subject to a limit on investment gains and seeks to provide a level of protection against significant declines in the price return of the common stock of Tesla, Inc.

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator U.S. Equity Buffer ETF – January	BJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – February	BFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – March	BMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – April	BAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – May	BMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – June	BJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – July	BJUL	August 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – August	BAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – September	BSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – October	BOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – November	BNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – December	BDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – January	PJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – February	PFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – March	PMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – April	PAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – May	PMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – June	PJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – July	PJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – August	PAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – September	PSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – October	POCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – November	PNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – December	PDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – January	UJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – February	UFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – March	UMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – April	UAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – May	UMAY	April 30, 2020	SPDR S&P 500® ETF Trust

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Notes to Financial Statements (Continued)

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator U.S. Equity Ultra Buffer ETF – June	UJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – July	UJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – August	UAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – September	USEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – October	UOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – November	UNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – December	UDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator International Developed Power Buffer ETF - January	IJAN	December 31, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - April	IAPR	March 31, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - July	IJUL	June 28, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - October	IOCT	September 30, 2021	iShares MSCI EAFE ETF
Innovator Emerging Markets Power Buffer ETF - January	EJAN	December 31, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - April	EAPR	March 31, 2021	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - July	EJUL	June 28, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - October	EOCT	September 30, 2021	iShares MSCI Emerging Markets ETF
Innovator Growth-100 Power Buffer ETF - January	NJAN	December 31, 2019	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - April	NAPR	March 31, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - July	NJUL	June 30, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - October	NOCT	September 30, 2019	Invesco QQQ Trust
Innovator U.S. Small Cap Power Buffer ETF - January	KJAN	December 31, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - April	KAPR	March 31, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - July	KJUL	June 30, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - October	KOCT	September 30, 2019	iShares Russell 2000 ETF
Innovator Double Stacker ETF - January	DSJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker ETF - October	DSOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Triple Stacker ETF - January	TSJA	December 31, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust and iShares Russell 2000 ETF
Innovator Triple Stacker ETF - October	TSOC	September 30, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust and iShares Russell 2000 ETF
Innovator Double Stacker 9 Buffer ETF - January	DBJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker 9 Buffer ETF - October	DBOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator U.S. Equity Accelerated ETF - January	XDJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - April	XDAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - July	XDJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - October	XDOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - January	XTJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - April	XTAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - July	XTJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - October	XTOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - January	XBJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - April	XBAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - July	XBJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - October	XBOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated Plus ETF - January	QTJA	December 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - April	QTAP	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - July	QTJL	June 30, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - October	QTOC	September 30, 2021	Invesco QQQ Trust
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	TBJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	TFJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator Defined Wealth Shield ETF	BALT	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - Quarterly	XDSQ	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated ETF - Quarterly	XDQQ	March 31, 2021	Invesco QQQ Trust

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b–1 fee to their shareholders.  FFTY, BOUT, LOUP, BSTP and PSTP list and principally trade their shares on NYSE Arca, Inc. (“NYSE”), EPRF, BUFF, BUFB, TSLH and XUSP list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX”).

BSTP and PSTP employ a “step-up strategy” in which the sub-adviser will seek to opportunistically manage the respective Fund’s investment exposure by periodically terminating its FLEX Options investments earlier than its one-year expiration date and immediately reset the respective Fund’s options portfolio for a new one-year period. The “step-up strategy” seeks to help a Fund’s shareholder offset the timing risks inherent in owning an options package for one year. BSTP, PSTP, TSLH and XUSP do not pursue a “defined outcome strategy” or seek to achieve the full one-year investment outcomes of the options portfolio held. Unlike other Innovator ETFs that utilize a defined outcome investment strategy, they do not seek to provide shareholders with a set buffer percentage and maximum upside potential over any specified time period.

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Notes to Financial Statements (Continued)

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Adviser, as the Trust’s Valuation Designee (“Valuation Designee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks, exchange traded funds and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over–the–counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open–end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange–traded open–end investment companies which are priced as equity securities. Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s net asset value per share as provided by the underlying fund’s administrator. Fixed income securities, swaps, currency–, credit– and commodity–linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Valuation Designee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Valuation Designee.

Exchange-traded option contracts (other than FLEX Option contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Valuation Designee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Valuation Designee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Valuation Designee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

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Notes to Financial Statements (Continued)

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC Topic 820, “Fair Value Measurement” (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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Notes to Financial Statements (Continued)

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy as of October 31, 2022:

FFTY
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$101,242,311	$-	$-	$101,242,311
Investments Purchased with Proceeds From Securities Lending	-	25,438,971	-	25,438,971
Short Term Investments	269,608	-	-	269,608
Total Assets	$101,511,919	$25,438,971	$-	$126,950,890

BOUT
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$13,286,700	$-	$-	$13,286,700
Master Limited Partnerships	396,502	-	-	396,502
Investments Purchased with Proceeds From Securities Lending	-	4,152,384	-	4,152,384
Short Term Investments	124,683	-	-	124,683
Total Assets	$13,807,885	$4,152,384	$-	$17,960,269

LOUP
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$30,491,726	$-	$-	$30,491,726
Preferred Stocks	1,806,946	-	-	1,806,946
Investments Purchased with Proceeds From Securities Lending	-	9,077,312	-	9,077,312
Short Term Investments	105,626	-	-	105,626
Total Assets	$32,404,298	$9,077,312	$-	$41,481,610

EPRF
	Level 1	Level 2	Level 3	Total
Assets
Preferred Stocks	$118,690,389	$-	$-	$118,690,389
Investments Purchased with Proceeds From Securities Lending	-	5,059,149	-	5,059,149
Short Term Investments	658,579	-	-	658,579
Total Assets	$119,348,968	$5,059,149	$-	$124,408,117

BUFF
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Exchange Traded Funds	$149,810,463	$-	$-	$149,810,463
Investments Purchased with Proceeds From Securities Lending	-	988,825	-	988,825
Short Term Investments	210,180	-	-	210,180
Total Assets	$150,020,643	$988,825	$-	$151,009,468

BUFB
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Exchange Traded Funds	$26,399,300	$-	$-	$26,399,300
Short Term Investments	16,220	-	-	16,220
Total Assets	$26,415,520	$-	$-	$26,415,520

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Notes to Financial Statements (Continued)

BSTP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$30,228,543	$-	$30,228,543
Short Term Investments	42,181	-	-	42,181
Total Assets	$42,181	$30,228,543	$-	$30,270,724

Liabilities
Options Written	$-	$1,397,382	$-	$1,397,382
Total Assets	$-	$1,397,382	$-	$1,397,382

PSTP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$35,559,483	$-	$35,559,483
Short Term Investments	63,309	-	-	63,309
Total Assets	$63,309	$35,559,483	$-	$35,622,792

Liabilities
Options Written	$-	$1,742,090	$-	$1,742,090
Total Assets	$-	$1,742,090	$-	$1,742,090

TSLH
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$142,480	$-	$142,480
Short Term Investments	26,747	2,218,787	-	2,245,534
Total Assets	$26,747	$2,361,267	$-	$2,388,014

Liabilities
Options Written	$-	$41,913	$-	$41,913
Total Assets	$-	$41,913	$-	$41,913

XUSP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$5,812,156	$-	$5,812,156
Short Term Investments	38,587	-	-	38,587
Total Assets	$38,587	$5,812,156	$-	$5,850,743

Liabilities
Options Written	$-	$331,151	$-	$331,151
Total Assets	$-	$331,151	$-	$331,151

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Notes to Financial Statements (Continued)

See the Schedules of Investments for the investments detailed by industry classification.

There were no Level 3 investments for the Funds during the year or period ended October 31, 2022.

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

BSTP, PSTP, TSLH and XUSP invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

BSTP, PSTP, TSLH and XUSP will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When BSTP, PSTP, TSLH and XUSP purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

When BSTP, PSTP, TSLH and XUSP write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. BSTP, PSTP, TSLH and XUSP, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

All of the FLEX Option contracts held by BSTP, PSTP, TSLH and XUSP are fully funded and cash settled, therefore balance sheet offsetting under U.S. GAAP does not apply.

BSTP, PSTP, TSLH and XUSP bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

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Notes to Financial Statements (Continued)

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of October 31, 2022 are as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
BSTP	$30,228,543	$1,397,382
PSTP	35,559,483	1,742,090
TSLH	142,480	41,913
XUSP	5,812,156	331,151

The effect of derivative instruments on the Statements of Operations for the period ended October 31, 2022:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Investments	Investments in-kind	Options written	Options written in-kind
BSTP	$(1,814,698)	$1,365,049	$(346,002)	$451,737
PSTP	(1,665,404)	1,269,338	(160,327)	437,764
TSLH (a)	(116,190)	-	18,782	128,259
XUSP	(262,817)	-	40,452	-

(a)	Amount is included in realized gain/(loss) on investments on the statement of operations.

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Investments	Options written
BSTP	$(1,178,580)	$398,921
PSTP	(965,749)	626,010
TSLH (b)	(326,081)	177,813
XUSP	(427,862)	143,814

(b)	Amount is included in the change in unrealized appreciation/(depreciation) on investments on the statement of operations.

The average volume of derivative activity during the period ended October 31, 2022, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
BSTP	$20,754,311	$(1,244,843)
PSTP	21,278,917	(1,309,372)
TSLH	391,601	(154,407)
XUSP	5,613,464	(242,757)

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Tax Information:

The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short–term capital gains) and (ii) certain net tax–exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute substantially all of their net investment income and capital gains to shareholders.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the year or period ended October 31, 2022, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of October 31, 2022, the Funds did not have a liability for any unrecognized tax benefits. As of October 31, 2022, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds are subject to examination by U.S. Federal tax authorities for all tax years since 2018, as applicable.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid–in capital.
These reclassifications have no effect on net assets or net asset value per share.  For the year ended October 31, 2022, the Funds made the following permanent book–to–tax reclassifications primarily related to net operating loss forfeiture and redemptions in kind:

	Distributable Earnings/
	(Accumulated Deficit)	Paid-In Capital
FFTY	$(5,274,772)	$5,274,772
BOUT	(1,815,513)	1,815,513
LOUP	(766,339)	766,339
EPRF	4,806,503	(4,806,503)
BUFF	(818,092)	818,092
BUFB	4,544	(4,544)
BSTP	(1,816,786)	1,816,786
PSTP	(1,707,102)	1,707,102
TSLH	(128,259)	128,259
XUSP	-	-

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex–dividend date.  FFTY, BOUT, LOUP, BUFF, BUFB, BSTP, PSTP and XUSP intend to pay out dividends from their net investment income, if any, annually. EPRF and TSLH intends to pay out dividends from its net investment income, if any, monthly and quarterly, respectively.  Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income, if any, is recognized on the ex–dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex–dividend dates. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Distributions received from investments in master limited partnerships (“MLPs”), closed–end funds, real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital.  For financial statement purposes, estimates are used to characterize these distributions received as return of capital, capital gains or ordinary income.  Such estimates are based on historical information available from each MLP, closed–end fund, REIT or royalty trust and other industry sources.  These estimates may subsequently be revised and reflected on the Form 1099 received by shareholders based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end.  The distributions received from MLPs, REITs, closed–end funds, and royalty trust securities that have been classified as income and capital gains are included in dividend income and net realized gain/(loss) on investments, respectively, on the Statements of Operations.  The distributions received that are classified as return of capital reduce the cost of investments on the Statements of Assets and Liabilities.

Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds report certain foreign currency–related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

3.	INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to investment advisory agreements between the Trust and the Adviser with respect to the Funds (“Advisory Agreements”) and, pursuant to the Advisory Agreements, is responsible for the day–to–day management of the Funds.

Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to FFTY, FFTY pays monthly the Adviser a management fee calculated daily based on the average daily net assets of the Fund.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds, excluding FFTY, each respective Fund pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund. During the term of the Advisory Agreement, the Adviser pays all expenses of the respective Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b–1 plan, if any, and extraordinary expenses.

Penserra Capital Management LLC (“Penserra”) and Milliman Financial Risk Management LLC (“Milliman”)(collectively the “Sub–Advisers”) act as sub–adviser to the Funds pursuant to sub–advisory agreements between the Adviser and respective Sub–Adviser with respect to the Funds (“Sub–Advisory Agreements”) and, pursuant to the Sub–Advisory Agreements, are responsible for execution of the Sub– Adviser’s strategy for each of the Funds. The Sub–Advisers are responsible for the day–to–day management of the Fund’s portfolios. Pursuant to the Sub–Advisory Agreements between the Adviser and the respective Sub–Adviser, the Adviser pays the Sub–Advisers a fee, based on the Funds’ average daily net assets, for the services and facilities they provide payable on a monthly basis.

	Management/Unitary Fee Rate	Sub-Adviser
FFTY	0.70%	Penserra
BOUT	0.80%	Penserra
LOUP	0.70%	Penserra
EPRF	0.47%	Penserra
BUFF	0.20%	Penserra
BUFB	0.20%	Penserra
BSTP	0.89%	Milliman
PSTP	0.89%	Milliman
TSLH	0.79%	Milliman
XUSP	0.79%	Milliman

Certain trustees and officers of the Trust are affiliated with the Adviser. Excluding FFTY, Trustee compensation is paid for by the Adviser.

Pursuant to the Advisory Agreement between the Trust and the Adviser with respect to BUFF and BUFB, the Adviser has agreed to waive unitary fees of 0.10% of average daily net assets of the respective Fund beginning February 9, 2022 until June 30, 2024. The waiver may be terminated by action of the Trust’s board at any time upon 60 days written notice by the Trust, on behalf of the Funds, or by the adviser on or after June 30, 2024. The Adviser is not entitled to recoup any of the fees that it waived.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The Trust entered into an Expense Limitation Agreement on behalf of FFTY with the Adviser. Under the terms of the Expense Limitation Agreement with FFTY, the Adviser contractually agreed to waive their advisory fees and/or assume as their own expense, certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b–1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 0.80% of average daily net assets of FFTY until August 31, 2023. Pursuant to the terms of the Expense Limitation Agreement, Innovator is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and/or expense payments. The Fund may only make such repayment to the Adviser if, after the recoupment payment has been taken into account, it does not cause the Fund’s expense ratio to exceed either the expense cap in place at the time the expenses were waived or the Fund’s current expense cap. For the year ended October 31, 2022, the Adviser waived $291,431 of their advisory fees for FFTY and recouped $14,178 of their previously waived fees. The table below indicates the amount of fees that the Adviser may recoup:

	Recovery Expiring in*:
	FYE 10/31/2023	FYE 10/31/2024	FYE 10/31/2025	Total
FFTY	$259,644	$309,101	$291,430	$860,175

* Recoupment expires on a rolling monthly basis three years following the respective fee waivers.

4.	INVESTMENT TRANSACTIONS

For the year or period ended October 31, 2022, the cost of purchases and proceeds from sales of investment securities, other than in–kind purchases and sales and short–term investments were as follows:

	Purchases		Sales
	U.S. Governement	Other	U.S. Governement	Other
FFTY	$-	$3,278,458,089	$-	$3,256,783,805
BOUT	-	313,564,892	-	313,372,021
LOUP	-	79,708,390	-	75,109,433
EPRF	-	76,291,618	-	75,942,527
BUFF	-	1,798,244	-	1,792,086
BUFB	-	178,585	-	187,180
BSTP	-	-	-	-
PSTP	-	-	-	-
TSLH	-	-	-	-
XUSP	-	-	-	-

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

For the year or period ended October 31, 2022, in–kind transactions associated with creations and redemptions were as follows:

	In-Kind	In-Kind
	Creations	Redemptions
FFTY	$10,239,785	$85,250,811
BOUT	27,694,699	25,428,316
LOUP	4,335,427	18,448,066
EPRF	9,296,564	61,984,568
BUFF	97,918,943	13,876,307
BUFB	27,678,962	547,045
BSTP	-	30,916,367
PSTP	-	27,542,352
TSLH	-	26,679
XUSP	-	-

Net capital gains or losses resulting from in–kind redemptions are excluded for the Funds’ taxable gains and are not distributed to shareholders.

5.	CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the Exchange through a broker–dealer. Such transactions may be subject to customary commission rates imposed by the broker–dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

The Funds issue and redeem shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed for cash or in–kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker–dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Additional charges received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

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Notes to Financial Statements (Continued)

6.	SECURITIES LENDING

The Funds, excluding BSTP, PSTP, TSLH and XUSP, may lend up to 33 1/3% of the value of the securities in their respective portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the Funds’ custodian (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker–dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non–U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non–cash collateral. Non–cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Funds’ Schedules of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. Mount Vernon has an overnight and continuous maturity. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. In the event of a borrower’s material default, the Agent shall take all actions the Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Agents’ expense, or pay the Funds an amount equal to the market value of the loaned securities, subject to certain limitations.

As of October 31, 2022, the values of the securities on loan, cash collateral received, and fees and interest were as follows:

	Value of Securities on Loan	Cash Collateral Received	Fees and Interest Earned
FFTY	$24,206,208	$25,438,971	$349,331
BOUT	4,029,560	4,152,384	3,919
LOUP	8,690,825	9,077,312	23,125
EPRF	4,855,509	5,059,149	210,523
BUFF	959,233	988,825	56,586
BUFB	-	-	-

Due to the absence of a master netting agreement related to the applicable Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

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Notes to Financial Statements (Continued)

7.	FEDERAL INCOME TAX INFORMATION

At October 31, 2022, the cost of investments and net unrealized appreciation/
(depreciation) for federal income tax purposes were as follows:

	FFTY	BOUT	LOUP	EPRF	BUFF

Cost of Portfolio	$129,414,206	$17,352,282	$52,848,194	$155,203,066	$151,444,918
Gross Unrealized Appreciation	$5,731,855	$806,604	$1,452,208	$384,426	$2,088,342
Gross Unrealized Depreciation	(8,195,171)	(198,617)	(12,818,792)	(31,179,375)	(2,523,792)
Net Unrealized Appreciation/(Depreciation)	$(2,463,316)	$607,987	$(11,366,584)	$(30,794,949)	$(435,450)

	BUFB	BSTP	PSTP	TSLH	XUSP

Cost of Portfolio	$27,134,997	$29,653,001	$34,220,441	$2,497,240	$5,803,640
Gross Unrealized Appreciation	$244,007	$566,147	$1,044,690	$177,813	$399,624
Gross Unrealized Depreciation	(963,484)	(1,345,806)	(1,384,429)	(328,952)	(683,672)
Net Unrealized Appreciation/(Depreciation)	$(719,477)	$(779,659)	$(339,739)	$(151,139)	$(284,048)

The differences between book basis and tax basis cost on investments and net unrealized appreciation/(depreciation) are primarily attributable to wash sale loss deferrals.

As of October 31, 2022, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	FFTY	BOUT	LOUP	EPRF	BUFF

Accumulated Capital and Other Losses	$(305,590,158)	$(12,865,517)	$(30,347,209)	$(16,102,269)	$(38,641,323)
Distributions Payable	-	-	-	-	-
Undistributed Net Ordinary Income	2,131,160	148,584	-	-	-
Unrealized Appreciation/(Depreciation) on Investments	(2,463,316)	607,987	(11,366,584)	(30,794,949)	(435,450)
Total Distributable Earnings/(Accumulated Deficit)	$(305,922,314)	$(12,108,946)	$(41,713,793)	$(46,897,218)	$(39,076,773)

	BUFB	BSTP	PSTP	TSLH	XUSP

Accumulated Capital and Other Losses	$(10,076)	$(2,268,571)	$(1,931,880)	$(97,493)	$(231,703)
Undistributed Net Ordinary Income	-	-	-	9,846	-
Unrealized Appreciation/(Depreciation) on Investments	(719,477)	(779,659)	(339,739)	(151,139)	(284,048)
Total Distributable Earnings/(Accumulated Deficit)	$(729,553)	$(3,048,230)	$(2,271,619)	$(238,786)	$(515,751)

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year.

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Notes to Financial Statements (Continued)

At October 31, 2022, the Funds deferred the following qualified late year ordinary losses:

Late Year Ordinary Losses
FFTY	$-
BOUT	-
LOUP	127,219
EPRF	-
BUFF	48,674
BUFB	10,075
BSTP	107,871
PSTP	106,149
TSLH	-
XUSP	9,338

At October 31, 2022, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains for an unlimited period as indicated below:

	Indefinite Short-Term	Indefinite Long-Term
FFTY	$305,568,055	$-
BOUT	12,865,496	-
LOUP	26,072,594	4,147,532
EPRF	8,231,556	7,272,213
BUFF	38,592,649	-
BUFB	1	-
BSTP	2,160,700	-
PSTP	1,825,731	-
TSLH	97,493	-
XUSP	222,365	-

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the current tax year ended October 31, 2022, no capital loss carryforwards available were utilized.

The tax character of the distributions paid by the Funds during the fiscal years ended October 31, 2022 and October 31, 2021 were as follows:

	FFTY		EPRF
	2022	2021	2022	2021
Distributions paid from:
Net Ordinary Income	$520,522	$-	$7,781,626	$9,442,181
Net Long-Term Capital Gains	-	-	-	-
Return of Capital	-	-	179,692	570,855
Total Distributions Paid	$520,522	$-	$7,961,318	$10,013,036

All other Funds did not pay any distributions during the fiscal years ended October 31, 2022 and October 31, 2021.

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Notes to Financial Statements (Continued)

8.	TRANSACTIONS WITH AFFILITATES

BUFF and BUFB had the following transactions during the year or period ended October 31, 2022 with affiliated companies:

BUFF
					Year Ended October 31, 2022
Security Name	Value as of November 1, 2021	Purchases	Sales	Value as of October 31, 2022	Share Balance	Dividend Income	Net Realized Gain (Loss) on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)
Innovator U.S. Equity Power Buffer ETF – January	$5,754,186	$8,361,650	$1,184,131	$12,531,369	402,547	$-	$61,214	$(461,550)
Innovator U.S. Equity Power Buffer ETF – February	5,744,153	8,171,036	1,177,191	12,437,292	447,235	-	108,075	(408,781)
Innovator U.S. Equity Power Buffer ETF – March	5,769,279	8,279,027	1,367,123	12,426,551	410,059	-	108,362	(362,994)
Innovator U.S. Equity Power Buffer ETF – April	5,757,521	8,286,233	1,228,509	12,460,886	448,556	-	62,853	(417,212)
Innovator U.S. Equity Power Buffer ETF – May	5,777,812	8,470,968	1,162,891	12,489,478	445,099	-	59,445	(655,856)
Innovator U.S. Equity Power Buffer ETF – June	5,771,325	8,485,340	1,216,942	12,450,896	419,745	-	62,061	(650,888)
Innovator U.S. Equity Power Buffer ETF – July	5,783,854	8,272,351	1,494,546	12,463,273	416,275	-	55,636	(154,022)
Innovator U.S. Equity Power Buffer ETF – August	5,786,925	8,401,345	1,175,006	12,482,121	441,845	-	63,975	(595,118)
Innovator U.S. Equity Power Buffer ETF – September	5,780,273	8,263,236	1,399,055	12,461,179	428,527	-	64,877	(248,152)
Innovator U.S. Equity Power Buffer ETF – October	5,785,351	8,197,688	1,579,802	12,429,717	418,509	-	71,688	(45,208)
Innovator U.S. Equity Power Buffer ETF – November	5,745,976	8,294,746	1,398,405	12,682,474	421,765	-	47,884	(7,727)
Innovator U.S. Equity Power Buffer ETF – December	5,741,324	8,233,567	1,284,792	12,495,227	416,937	-	66,894	(261,766)

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Notes to Financial Statements (Continued)

BUFB
					Period Ended October 31, 2022
Security Name	Value as of November 1, 2021	Purchases	Sales	Value as of October 31, 2022	Share Balance	Dividend Income	Net Realized Gain (Loss) on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)
Innovator U.S. Equity Buffer ETF – January	$-	$2,318,432	$45,443	$2,214,100	66,798	$-	$(578)	$(58,311)
Innovator U.S. Equity Buffer ETF – February	-	2,314,175	55,516	2,197,661	74,227	-	(522)	(60,476)
Innovator U.S. Equity Buffer ETF – March	-	2,319,784	63,073	2,190,288	68,663	-	(678)	(65,745)
Innovator U.S. Equity Buffer ETF – April	-	2,323,123	64,338	2,192,943	71,318	-	(781)	(65,061)
Innovator U.S. Equity Buffer ETF – May	-	2,330,743	44,617	2,196,237	75,498	-	(740)	(89,149)
Innovator U.S. Equity Buffer ETF – June	-	2,333,238	48,986	2,192,199	71,681	-	(718)	(91,335)
Innovator U.S. Equity Buffer ETF – July	-	2,334,801	95,625	2,195,892	71,236	-	(5,745)	(37,539)
Innovator U.S. Equity Buffer ETF – August	-	2,318,131	53,067	2,199,810	73,205	-	(1,999)	(63,255)
Innovator U.S. Equity Buffer ETF – September	-	2,326,251	88,204	2,190,872	72,306	-	(5,437)	(41,738)
Innovator U.S. Equity Buffer ETF – October	-	2,312,662	72,265	2,188,705	69,560	-	(2,951)	(48,741)
Innovator U.S. Equity Buffer ETF – November	-	2,313,600	49,851	2,223,883	74,652	-	(857)	(39,009)
Innovator U.S. Equity Buffer ETF – December	-	2,312,607	53,240	2,216,710	69,994	-	(1,295)	(41,362)

9.	NEW ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions ("ASU 2022-03"). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

10. OWNERSHIP BY AFFILIATES

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of the Fund creates presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2022, an affiliate of the Funds owned shares in the secondary market of more than 25% of TSLH shares.

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Notes to Financial Statements (Continued)

11.	SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Innovator ETFs Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written, of Innovator IBD® 50 ETF, Innovator IBD® Breakout Opportunities ETF, Innovator Loup Frontier Tech ETF, Innovator S&P Investment Grade Preferred ETF, Innovator Laddered Allocation Power Buffer ETF, Innovator Laddered Allocation Buffer ETF, Innovator Buffer Step-Up Strategy ETF, Innovator Power Buffer Step-Up Strategy ETF, Innovator Hedged TSLA Strategy ETF, and Innovator Uncapped Accelerated U.S. Equity ETF (the “Funds”), each a series of Innovator ETFs Trust, as of October 31, 2022, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

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Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Innovator IBD® 50 ETF	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022, 2021, 2020, 2019, and 2018
Innovator IBD® Breakout Opportunities ETF	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022, 2021, 2020, 2019, and for the period from September 12, 2018 (commencement of operations) through October 31, 2018
Innovator Loup Frontier Tech ETF	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022, 2021, 2020, 2019, and for the period from July 24, 2018 (commencement of operations) through October 31, 2018
Innovator S&P Investment Grade Preferred ETF	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022, 2021, 2020, the period April 1, 2019 through October 31, 2019, and for the years ended March 31, 2019 and 2018
Innovator Laddered Allocation Power Buffer ETF	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022, 2021, 2020, the period October 1, 2019 through October 31, 2019, and for the years ended September 30, 2019 and 2018
Innovator Laddered Allocation Buffer ETF	For the period from February 8, 2022 (commencement of operations) through October 31, 2022
Innovator Buffer Step-Up Strategy ETF and Innovator Power Buffer Step-Up Strategy ETF	For the period from March 7, 2022 (commencement of operations) through October 31, 2022
Innovator Hedged TSLA Strategy ETF	For the period from July 25, 2022 (commencement of operations) through October 31, 2022
Innovator Uncapped Accelerated U.S. Equity ETF	For the period from August 10, 2022 (commencement of operations) through October 31, 2022

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The financial highlights of Innovator S&P Investment Grade Preferred ETF for the period ended March 31, 2018 were audited by other auditors whose report dated May 30, 2018, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Innovator Capital Management, LLC’s investment companies since 2017.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

December 22, 2022

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Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal (2001-present), Chief Executive Officer (2019-present), President (2001-2019), Timothy Financial Counsel, Inc.	89	Tortazo, LLC (2018-present)
Joe Stowell 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (2015–present).	89	Board of Advisors, Westmont College (2016-2021).
Brian J. Wildman 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel, Inc. (2019–present); Executive Vice President, Consumer Banking (2016–2019), Chief Risk Officer (2013–2016), MB Financial Bank.	89	Missionary Furlough Homes, Inc. (since 2008); MB Financial Bank (2003– 2019).

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Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (b) 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer, Innovator Capital Management, LLC (2017–present).	89	None
Officers
John W. Southard 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1969	Vice President, Treasurer and Principal Financial Accounting Officer (c)	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017–2022); Director and Co–Founder, T2 Capital Management, LLC (2010–present).	89	Independent Trustee, ETF Managers Group, LLC (2012–2018)
Kevin Gustafson 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1965	Chief Compliance Officer and Anti–Money Laundering Officer	Since 2020	Chief Compliance Officer, Innovator Capital Management LLC (2019 - 2022); General Counsel, Innovator Capital Management LLC (2019 - present); Chief Compliance Officer, General Counsel and Chief Risk Officer, Americas, Eastspring Investments, Inc. (2012 - 2019).	89	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)	The Fund Complex includes the Funds, each series of Innovator ETFs Trust.
(b)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.
(c)	Kathleen I. Meyer is deemed the Principal Financial Accounting Officer as of November 1, 2022.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1–877–386–3890.

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Board Considerations Regarding Approval of Investment

Management Agreement (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:

Innovator IBD® 50 ETF

Innovator IBD® Breakout Opportunities ETF

Innovator Loup Frontier Tech ETF

Innovator S&P Investment Grade Preferred ETF

Innovator Laddered Allocation Power Buffer ETF

At a quarterly Board meeting held on June 16, 2022, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator IBD® 50 ETF, Innovator IBD® Breakout Opportunities ETF, Innovator Loup Frontier Tech ETF, Innovator S&P Investment Grade Preferred ETF, and Innovator Laddered Allocation Power Buffer ETF (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”), for an additional year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the unitary fee rate or management fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub- Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

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Board Considerations Regarding Approval of Investment

Management Agreement (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services provided by the Adviser and Penserra pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser is responsible for the overall management and administration of the Funds and reviewed all of the services provided by the Adviser to the Funds, including oversight of Penserra, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser oversees Penserra’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Penserra’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Penserra and noted the background and experience of Penserra’s portfolio management team and Penserra’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Funds by the Adviser and Penserra under the agreements were satisfactory.

The Board considered the historical investment performance of each of the Funds for the respective one, three and five-year periods ended March 31, 2022 including NAV, market and respective index returns.

The Board reviewed the annual tracking error (NAV return to index return) for each of the applicable Funds that track an index.

The Adviser noted that index tracking error may be most impacted by index methodologies which rebalance frequently, and many indexes rebalance their constituents annually or quarterly, whereas, notably, FFTY rebalances weekly. The Adviser further explained that more frequent rebalancing activity may generally result in greater tracking error of the ETF to an index, as portfolio turnover may take greater time for managing execution and price sensitivity. It was further noted that frequent rebalances also increase trading costs, including in connection with custom baskets, and cash drag may be amplified as compared to the index performance.

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Board Considerations Regarding Approval of Investment

Management Agreement (Unaudited) (Continued)

The Adviser explained that these factors which may contribute to higher tracking error may also apply to LOUP, which includes international holdings for its technology exposure. The Adviser noted that in those instances where selecting an ADR over direct listed exposures from harder-to-access markets may demonstrate divergence in performance, and as an optimized portfolio LOUP may also be more sensitive to diverge from the underlying index when excluding one position in favor of another. In addition, it was noted that ETFs which hold preferred securities, such as EPRF, tend to have slightly larger tracking error.

The Board considered the unitary fee rate or management fee rate, as applicable, paid by each Fund under the investment management agreement for the services provided.

The Board noted that except for the Innovator IBD 50® ETF, the Adviser is responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Penserra to other funds (including ETFs) and non-fund clients, as applicable.

In light of the information considered and the nature, extent and quality of the services provided to the Funds under the agreements, the Board determined that the unitary fee or management fee for each of the Funds, including the fee rate to be paid by the Adviser to Penserra from the unitary fee or management fee, was fair.

The Board noted that the respective unitary fee or management fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Penserra, but that the unitary fee and management fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

The Board reviewed profitability information in connection with the approval of the agreements.

106

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment

Management Agreement (Unaudited) (Continued)

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Penserra. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Penserra were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

107

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment

Management Agreement (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:

Innovator Hedged TSLA Strategy ETF

Innovator Uncapped Accelerated U.S. Equity ETF

At a quarterly Board meeting held on March 16, 2022, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Hedged TSLA Strategy ETF and Innovator Uncapped Accelerated U.S. Equity ETF (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (“Milliman” or the “Sub- Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub- Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub- Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

108

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment

Management Agreement (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.

Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.

The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay Milliman an annual sub-advisory fee equal to 0.12% on each Fund’s assets under management.

The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

109

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment

Management Agreement (Unaudited) (Continued)

The Board noted that the proposed unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

110

INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1.	INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1–800–208–5212 or visiting www.innovatoretfs.com.

2.	PROXY VOTING POLICIES AND PROCEDURES

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1–877–386–3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3.	INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N–Q or Part F of Form N–PORT (beginning with filings after March 31, 2020). The Trust’s Form N–Q or Part F of Form
N–PORT is available without charge, upon request, by calling 1–877–386–3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N–Q or Part F of Form N–PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1–800–SEC–0330.

4.	HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi–annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1–877–FUND890 (877–386–3890) to change the status of your existing account.  You may change your status at any time.

111

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

5.	ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi–annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e–mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

6.	TAX NOTICE

For the fiscal year ended October 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The following table lists the percentages of dividend income distributed for the year ended October 31, 2022, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively:

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
FFTY	0.00%	0.00%
BOUT	0.00	0.00
LOUP	0.00	0.00
EPRF	0.00	0.00
BUFF	0.00	0.00
BUFB	0.00	0.00
BSTP	0.00	0.00
PSTP	0.00	0.00
TSLH	0.00	0.00
XUSP	0.00	0.00

For the taxable year ended October 31, 2022, the Funds didn’t pay any ordinary income distributions that were designated as short–term capital gain distributions under Internal Revenue Section 871(k)2(c).

112

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

7.	LIQUIDITY RISK MANAGEMENT PROGRAM

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Innovator ETFs Trust (“Trust”), on behalf of each of its series (each a “Fund” and, collectively, the “Funds”), has established a liquidity risk management program to govern the Funds’ approach to managing liquidity risk (the “Program”). The Program is overseen by the Trust’s Valuation Committee as the Program Administrator, a committee comprised of representatives of the Trust’s investment adviser, Innovator Capital Management LLC and representatives of Milliman Financial Risk Management LLC, the sub-adviser for certain of the Funds (the “Committee”). The Trust’s Board of Trustees (the “Board”) has approved the designation of the Committee to administer the Program.

The Program’s principal objectives include supporting the Funds’ compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the periodic classification and re-classification of certain Funds’ investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on September 13, 2022, the Trustees received a written report from the Committee regarding the design and operational effectiveness of the Program which has been in operation since September 2019. The Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage the Funds’ liquidity risk and has operated adequately and effectively to manage the Funds’ liquidity risk since implementation. The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee also noted no Fund has filed a Form N-LIQUID with the SEC.

113

INVESTMENT ADVISOR

Innovator Capital Management, LLC

109 North Hale Street

Wheaton, IL 60187

INVESTMENT SUB–ADVISOR

Penserra Capital Management LLC

140 Broadway, 26th Floor

New York, NY 10005

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

320 South Canal Street, 27th Floor

Chicago, IL 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

INNOVATOR

Annual Report

# INNOVATOR INTERNATIONAL DEVELOPED DEFINED OUTCOME ETFS
# INNOVATOR EMERGING MARKETS DEFINED OUTCOME ETFS
# INNOVATOR GROWTH-100 DEFINED OUTCOME ETFS
# INNOVATOR U.S. SMALL CAP DEFINED OUTCOME ETFS
# INNOVATOR TREASURY BOND DEFINED OUTCOME ETFS
# INNOVATOR STACKER DEFINED OUTCOME ETFS
# INNOVATOR ACCELERATED DEFINED OUTCOME ETFS
# INNOVATOR DEFINED WEALTH SHIELD ETF

October 31, 2022
Innovator ETFs Trust

Letter to Shareholders	3
Fund Performance	5
Expense Example	91
Schedules of Investments and Options Written	94
Statements of Assets and Liabilities	180
Statements of Operations	202
Statements of Changes in Net Assets	224
Financial Highlights	246
Notes to Financial Statements	268
Report of Independent Registered Public Accounting Firm	300
Trustees and Officers	304
Board Considerations Regarding Approval of Investment Management Agreement	306
Additional Information	310

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

Thank you for your interest in Innovator ETFs.

During the year ended October 31, 2022, the U.S. equity market continued its pull-back on the heels of the swiftest interest rate hike in U.S. history. For more than a decade, we witnessed the Federal Reserve institute Quantitative Easing in an effort to spur economic growth and keep interest rates artificially low; and for the most part it worked. However, as the country emerged from the COVID-19 lockdowns and restrictions, there were a few key factors that we believe have contributed to a slowdown and to the elevated market volatility:

1.	Record high inflation resulting both from supply chain disruptions and money supply growth

2.	A sharp and swift reversal in Fed policy, from highly accommodative to increasingly restrictive

3.	A process of revaluing future corporate earnings in light of the new interest rate regime

Yet, while it’s important to identify short-term risks facing the economy, we believe that higher interest rates may ultimately lead to higher stock prices over time, as the increased prices of goods and services make their way through to the stock prices of the underlying companies. To that end, we think it’s important to maintain a diversified approach to investing that includes tools that both focus on growth, as well as those that seek to defend against market loss.

At Innovator, we are rooted in the development of risk-managed, growth, and income-oriented ETF solutions. Today, I’m happy to announce that more advisors are using Innovator ETFs than ever before. 2022 was a year of tremendous growth for the firm, with our flagship line of Defined Outcome ETFs™ garnering more than $5b in net flows, nearly doubling Innovator’s assets under management since this time last year.

On behalf of the team at Innovator, thank you for your confidence in us and in the products we offer. May the Lord grant all of us wisdom and peace in the months ahead.

Bruce Bond

Chief Executive Officer

The views in this report were those of the Fund’s CEO as of October 31, 2022 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JANUARY

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator International Developed Power Buffer ETF - January from its inception (December 31, 2019) to October 31, 2022 as compared with the MSCI EAFE Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator International Developed Power Buffer ETF - January
NAV Return	-10.84%	-0.48%
Market Return	-10.94%	-0.43%
MSCI EAFE Index - Price Return	-25.07%	-5.21%
MSCI EAFE Index - Total Return	-23.00%	-2.84%

(a) Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JANUARY

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IJAN.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - APRIL

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator International Developed Power Buffer ETF - April from its inception (March 31, 2021) to October 31, 2022 as compared with the MSCI EAFE Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator International Developed Power Buffer ETF - April
NAV Return	-13.17%	-6.29%
Market Return	-13.34%	-6.17%
MSCI EAFE Index - Price Return	-25.07%	-13.64%
MSCI EAFE Index - Total Return	-23.00%	-11.35%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - APRIL

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IAPR.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JULY

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator International Developed Power Buffer ETF - July from its inception (June 28, 2019) to October 31, 2022 as compared with the MSCI EAFE Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Three Years	Since Inception (a)
Innovator International Developed Power Buffer ETF - July
NAV Return	-10.54%	-1.64%	-0.97%
Market Return	-10.36%	-1.73%	-0.98%
MSCI EAFE Index - Price Return	-25.07%	-3.63%	-2.77%
MSCI EAFE Index - Total Return	-23.00%	-1.27%	-0.42%

(a) Inception date is June 28, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JULY

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index – Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IJUL.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - OCTOBER

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator International Developed Power Buffer ETF - October from its inception (September 30, 2021) to October 31, 2022 as compared with the MSCI EAFE Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator International Developed Power Buffer ETF - October
NAV Return	-12.60%	-10.27%
Market Return	-12.46%	-10.10%
MSCI EAFE Index - Price Return	-25.07%	-21.68%
MSCI EAFE Index - Total Return	-23.00%	-19.63%

(a) Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - OCTOBER

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IOCT.

Innovator Emerging Markets Power Buffer ETF - January

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Emerging Markets Power Buffer ETF - January from its inception (December 31, 2019) to October 31, 2022 as compared with the MSCI Emerging Markets Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator Emerging Markets Power Buffer ETF - January
NAV Return	-17.93%	-3.01%
Market Return	-18.14%	-3.05%
MSCI Emerging Markets Index - Price Return	-32.94%	-9.19%
MSCI Emerging Markets Index - Total Return	-31.03%	-7.01%

(a) Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator Emerging Markets Power Buffer ETF - January

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI Emerging Markets Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI Emerging Markets Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/EJAN.

Innovator Emerging Markets Power Buffer ETF - APRIL

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Emerging Markets Power Buffer ETF - April from its inception (March 31, 2021) to October 31, 2022 as compared with the MSCI Emerging Markets Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator Emerging Markets Power Buffer ETF - April
NAV Return	-13.08%	-8.94%
Market Return	-13.36%	-9.11%
MSCI Emerging Markets Index - Price Return	-32.94%	-24.20%
MSCI Emerging Markets Index - Total Return	-31.03%	-22.13%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator Emerging Markets Power Buffer ETF - APRIL

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI Emerging Markets Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI Emerging Markets Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/EAPR.

Innovator Emerging Markets Power Buffer ETF - JULY

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Emerging Markets Power Buffer ETF - July from its inception (June 28, 2019) to October 31, 2022 as compared with the MSCI Emerging Markets Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Three Years	Since Inception (a)
Innovator Emerging Markets Power Buffer ETF - July
NAV Return	-17.66%	-5.43%	-4.92%
Market Return	-18.16%	-5.51%	-4.94%
MSCI Emerging Markets Index - Price Return	-32.94%	-6.63%	-6.32%
MSCI Emerging Markets Index - Total Return	-31.03%	-4.42%	-4.03%

(a) Inception date is June 28, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator Emerging Markets Power Buffer ETF - JULY

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI Emerging Markets Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI Emerging Markets Index – Price Return do not include the reinvestment of dividends, if any.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/EJUL.

Innovator Emerging Markets Power Buffer ETF - OCTOBER

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Emerging Markets Power Buffer ETF - October from its inception (September 30, 2021) to October 31, 2022 as compared with the MSCI Emerging Markets Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator Emerging Markets Power Buffer ETF - October
NAV Return	-18.75%	-16.68%
Market Return	-18.58%	-16.42%
MSCI Emerging Markets Index - Price Return	-32.94%	-30.21%
MSCI Emerging Markets Index - Total Return	-31.03%	-28.35%

(a) Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator Emerging Markets Power Buffer ETF - OCTOBER

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI Emerging Markets Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI Emerging Markets Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/EOCT.

Innovator Growth-100 Power Buffer ETF - January

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth-100 Power Buffer ETF - January from its inception (December 31, 2019) to October 31, 2022 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator Growth-100 Power Buffer ETF - January
NAV Return	-15.37%	0.67%
Market Return	-15.34%	0.63%
NASDAQ-100 Index - Price Return	-28.04%	9.87%
NASDAQ-100 Index - Total Return	-27.46%	10.74%

(a) Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator Growth-100 Power Buffer ETF - January

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NJAN.

Innovator Growth-100 Power Buffer ETF - April

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth-100 Power Buffer ETF - April from its inception (March 31, 2020) to October 31, 2022 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator Growth-100 Power Buffer ETF - April
NAV Return	-9.67%	4.07%
Market Return	-10.11%	3.87%
NASDAQ-100 Index - Price Return	-28.04%	15.75%
NASDAQ-100 Index - Total Return	-27.46%	16.64%

(a) Inception date is March 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator Growth-100 Power Buffer ETF - April

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NAPR.

Innovator Growth-100 Power Buffer ETF - JULY

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth-100 Power Buffer ETF - July from its inception (June 30, 2020) to October 31, 2022 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator Growth-100 Power Buffer ETF - July
NAV Return	-9.64%	2.50%
Market Return	-9.64%	2.57%
NASDAQ-100 Index - Price Return	-28.04%	5.09%
NASDAQ-100 Index - Total Return	-27.46%	5.87%

(a) Inception date is June 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator Growth-100 Power Buffer ETF - JULY

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NJUL.

Innovator Growth-100 Power Buffer ETF - OCTOBER

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth-100 Power Buffer ETF - October from its inception (September 30, 2019) to October 31, 2022 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Three Years	Since Inception (a)
Innovator Growth-100 Power Buffer ETF - October
NAV Return	-11.95%	4.01%	4.64%
Market Return	-11.75%	4.05%	4.73%
NASDAQ-100 Index - Price Return	-28.04%	12.16%	13.35%
NASDAQ-100 Index - Total Return	-27.46%	13.08%	14.27%

(a) Inception date is September 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator Growth-100 Power Buffer ETF - OCTOBER

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NOCT.

Innovator U.S. Small Cap Power Buffer ETF - January

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Small Cap Power Buffer ETF - January from its inception (December 31, 2019) to October 31, 2022 as compared with the Russell 2000 Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator U.S. Small Cap Power Buffer ETF - January
NAV Return	-4.65%	4.54%
Market Return	-4.49%	4.54%
Russell 2000 Index - Price Return	-19.60%	3.65%
Russell 2000 Index - Total Return	-18.54%	4.90%

(a) Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator U.S. Small Cap Power Buffer ETF - January

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KJAN.

Innovator U.S. Small Cap Power Buffer ETF - APRIL

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Small Cap Power Buffer ETF - April from its inception (March 31, 2020) to October 31, 2022 as compared with the Russell 2000 Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator U.S. Small Cap Power Buffer ETF - April
NAV Return	-8.29%	4.01%
Market Return	-8.26%	4.03%
Russell 2000 Index - Price Return	-19.60%	19.98%
Russell 2000 Index - Total Return	-18.54%	21.38%

(a) Inception date is March 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator U.S. Small Cap Power Buffer ETF - APRIL

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KAPR.

Innovator U.S. Small Cap Power Buffer ETF - JULY

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Small Cap Power Buffer ETF - July from its inception (June 30, 2020) to October 31, 2022 as compared with the Russell 2000 Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator U.S. Small Cap Power Buffer ETF - July
NAV Return	-8.30%	2.57%
Market Return	-8.29%	2.52%
Russell 2000 Index - Price Return	-19.60%	11.19%
Russell 2000 Index - Total Return	-18.54%	12.47%

(a) Inception date is June 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator U.S. Small Cap Power Buffer ETF - JULY

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KJUL.

Innovator U.S. Small Cap Power Buffer ETF - OCTOBER

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Small Cap Power Buffer ETF - October from its inception (September 30, 2019) to October 31, 2022 as compared with the Russell 2000 Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Small Cap Power Buffer ETF - October
NAV Return	-8.24%	1.15%	1.56%
Market Return	-7.80%	1.07%	1.60%
Russell 2000 Index - Price Return	-19.60%	5.73%	6.44%
Russell 2000 Index - Total Return	-18.54%	7.05%	7.75%

(a) Inception date is September 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator U.S. Small Cap Power Buffer ETF - OCTOBER

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KOCT.

Innovator Double Stacker ETF - January

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Double Stacker ETF - January from its inception (December 31, 2020) to October 31, 2022 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return and NASDAQ-100 Index - Price Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator Double Stacker ETF - January
NAV Return	-18.56%	-2.58%
Market Return	-18.84%	-2.58%
NASDAQ-100 Index - Price Return	-28.04%	-6.45%
S&P 500® Index - Price Return	-15.92%	1.67%
S&P 500® Index - Total Return	-14.61%	3.19%

(a) Inception date is December 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator Double Stacker ETF - January

Fund Performance
October 31, 2022 (Unaudited)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return and NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/DSJA.

Innovator Double Stacker ETF - OCTOBER

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Double Stacker ETF - October from its inception (September 30, 2020) to October 31, 2022 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return and NASDAQ-100 Index - Price Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator Double Stacker ETF - October
NAV Return	-17.86%	2.48%
Market Return	-17.83%	2.51%
NASDAQ-100 Index - Price Return	-28.04%	-0.05%
S&P 500® Index - Price Return	-15.92%	6.99%
S&P 500® Index - Total Return	-14.61%	8.61%

(a) Inception date is September 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator Double Stacker ETF - OCTOBER

Fund Performance
October 31, 2022 (Unaudited)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return and NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/DSOC.

innovator Triple Stacker ETF - January

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Triple Stacker ETF - January from its inception (December 31, 2020) to October 31, 2022 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return, NASDAQ-100 Index - Price Return and Russell 2000 Index - Price Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator Triple Stacker ETF - January
NAV Return	-18.53%	-3.18%
Market Return	-18.70%	-3.14%
NASDAQ-100 Index - Price Return	-28.04%	-6.45%
Russell 2000 Index - Price Return	-19.60%	-3.59%
S&P 500® Index - Price Return	-15.92%	1.67%
S&P 500® Index - Total Return	-14.61%	3.19%

(a) Inception date is December 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

innovator Triple Stacker ETF - January

Fund Performance
October 31, 2022 (Unaudited)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return, NASDAQ 100 Index - Price Return and Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/TSJA.

innovator Triple Stacker ETF - OCTOBER

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Triple Stacker ETF - October from its inception (September 30, 2020) to October 31, 2022 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return, NASDAQ-100 Index - Price Return and Russell 2000 Index - Price Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator Triple Stacker ETF - October
NAV Return	-17.08%	1.72%
Market Return	-17.29%	1.68%
NASDAQ-100 Index - Price Return	-28.04%	-0.05%
Russell 2000 Index - Price Return	-19.60%	10.22%
S&P 500® Index - Price Return	-15.92%	6.99%
S&P 500® Index - Total Return	-14.61%	8.61%

(a) Inception date is September 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

innovator Triple Stacker ETF - OCTOBER

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the  S&P 500® Index - Price Return, NASDAQ 100 Index - Price Return and Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/TSOC.

Innovator Double Stacker 9 Buffer ETF - January

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Double Stacker 9 Buffer ETF - January from its inception (December 31, 2020) to October 31, 2022 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return and NASDAQ-100 Index - Price Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator Double Stacker 9 Buffer ETF - January
NAV Return	-10.29%	-0.48%
Market Return	-10.71%	-0.54%
NASDAQ-100 Index - Price Return	-28.04%	-6.45%
S&P 500® Index - Price Return	-15.92%	1.67%
S&P 500® Index - Total Return	-14.61%	3.19%

(a) Inception date is December 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator Double Stacker 9 Buffer ETF - January

Fund Performance
October 31, 2022 (Unaudited)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return and NASDAQ 100 Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/DBJA.

Innovator Double Stacker 9 Buffer ETF - OCTOBER

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Double Stacker 9 Buffer ETF - October from its inception (September 30, 2020) to October 31, 2022 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return and NASDAQ-100 Index - Price Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator Double Stacker 9 Buffer ETF - October
NAV Return	-8.09%	3.46%
Market Return	-8.27%	3.49%
NASDAQ-100 Index - Price Return	-28.04%	-0.05%
S&P 500® Index - Price Return	-15.92%	6.99%
S&P 500® Index - Total Return	-14.61%	8.61%

(a) Inception date is September 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator Double Stacker 9 Buffer ETF - OCTOBER

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return and NASDAQ 100 Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/DBOC.

Innovator 20+ Year Treasury Bond 9 Buffer ETF - July

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator 20+ Year Treasury Bond 9 Buffer ETF - July from its inception (August 17, 2020) to October 31, 2022 as compared with the ICE U.S. Treasury 20+ Year Index - Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
NAV Return	-23.67%	-12.19%
Market Return	-23.74%	-12.36%
ICE U.S. Treasury 20+ Year Index - Total Return	-33.65%	-20.23%

(a) Inception date is August 17, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator 20+ Year Treasury Bond 9 Buffer ETF - July

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and ICE U.S. Treasury 20+ Year Index - Total Return include the reinvestment of all dividends, if any.

The ICE U.S. Treasury 20+ Year Bond Index is market value weighted and is designed to include U.S. dollar denominated, fixed rate U.S. Treasury market securities with minimum term to maturity greater than or equal to twenty years.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/TBJL.

Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly from its inception (August 17, 2020) to October 31, 2022 as compared with the ICE U.S. Treasury 20+ Year Index - Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
NAV Return	-16.32%	-9.72%
Market Return	-16.84%	-9.88%
ICE U.S. Treasury 20+ Year Index - Total Return	-33.65%	-20.23%

(a) Inception date is August 17, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and ICE U.S. Treasury 20+ Year Index - Total Return include the reinvestment of all dividends, if any.

The ICE U.S. Treasury 20+ Year Bond Index is market value weighted and is designed to include U.S. dollar denominated, fixed rate U.S. Treasury market securities with minimum term to maturity greater than or equal to twenty years.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/TFJL.

Innovator U.S. Equity Accelerated ETF - January

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated ETF - January from its inception (December 31, 2021) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of October 31, 2022
Since Inception (a)
Innovator U.S. Equity Accelerated ETF - January
NAV Return	-19.60%
Market Return	-19.65%
S&P 500® Index - Price Return	-18.76%
S&P 500® Index - Total Return	-17.70%

(a) Inception date is December 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator U.S. Equity Accelerated ETF - January

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDJA.

Innovator U.S. Equity Accelerated ETF - April

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated ETF - April from its inception (March 31, 2021) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated ETF - April
NAV Return	-11.78%	-0.83%
Market Return	-11.95%	-0.89%
S&P 500® Index - Price Return	-15.92%	-1.61%
S&P 500® Index - Total Return	-14.61%	-0.15%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator U.S. Equity Accelerated ETF - April

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDAP.

Innovator U.S. Equity Accelerated ETF - JULY

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated ETF - July from its inception (June 30, 2021) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated ETF - July
NAV Return	-14.97%	-7.49%
Market Return	-15.27%	-7.54%
S&P 500® Index - Price Return	-15.92%	-7.50%
S&P 500® Index - Total Return	-14.61%	-6.12%

(a) Inception date is June 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator U.S. Equity Accelerated ETF - JULY

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDJL.

Innovator U.S. Equity Accelerated ETF - OCTOBER

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated ETF - October from its inception (September 30, 2021) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated ETF - October
NAV Return	-17.10%	-11.92%
Market Return	-17.02%	-11.73%
S&P 500® Index - Price Return	-15.92%	-9.36%
S&P 500® Index - Total Return	-14.61%	-7.98%

(a) Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator U.S. Equity Accelerated ETF - OCTOBER

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDOC.

Innovator U.S. Equity Accelerated Plus ETF - January

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated Plus ETF - January from its inception (December 31, 2021) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of October 31, 2022
Since Inception (a)
Innovator U.S. Equity Accelerated Plus ETF - January
NAV Return	-19.59%
Market Return	-19.61%
S&P 500® Index - Price Return	-18.76%
S&P 500® Index - Total Return	-17.70%

(a) Inception date is December 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator U.S. Equity Accelerated Plus ETF - January

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XTJA.

Innovator U.S. Equity Accelerated Plus ETF - APRIL

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated Plus ETF - April from its inception (March 31, 2021) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated Plus ETF - April
NAV Return	-11.67%	-1.17%
Market Return	-11.96%	-1.16%
S&P 500® Index - Price Return	-15.92%	-1.61%
S&P 500® Index - Total Return	-14.61%	-0.15%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator U.S. Equity Accelerated Plus ETF - APRIL

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XTAP.

Innovator U.S. Equity Accelerated Plus ETF - JULY

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated Plus ETF - July from its inception (June 30, 2021) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated Plus ETF - July
NAV Return	-14.80%	-7.63%
Market Return	-14.99%	-7.61%
S&P 500® Index - Price Return	-15.92%	-7.50%
S&P 500® Index - Total Return	-14.61%	-6.12%

(a) Inception date is June 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator U.S. Equity Accelerated Plus ETF - JULY

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XTJL.

Innovator U.S. Equity Accelerated Plus ETF - OCTOBER

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated Plus ETF - October from its inception (September 30, 2021) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated Plus ETF - October
NAV Return	-17.63%	-12.37%
Market Return	-17.43%	-12.19%
S&P 500® Index - Price Return	-15.92%	-9.36%
S&P 500® Index - Total Return	-14.61%	-7.98%

(a) Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator U.S. Equity Accelerated Plus ETF - OCTOBER

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XTOC.

Innovator U.S. Equity Accelerated 9 Buffer ETF - January

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated 9 Buffer ETF - January from its inception (December 31, 2021) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of October 31, 2022
Since Inception (a)
Innovator U.S. Equity Accelerated 9 Buffer ETF - January
NAV Return	-10.93%
Market Return	-11.06%
S&P 500® Index - Price Return	-18.76%
S&P 500® Index - Total Return	-17.70%

(a) Inception date is December 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator U.S. Equity Accelerated 9 Buffer ETF - January

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XBJA.

Innovator U.S. Equity Accelerated 9 Buffer ETF - APRIL

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated 9 Buffer ETF - April from its inception (March 31, 2021) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated 9 Buffer ETF - April
NAV Return	-6.61%	-0.18%
Market Return	-6.96%	-0.32%
S&P 500® Index - Price Return	-15.92%	-1.61%
S&P 500® Index - Total Return	-14.61%	-0.15%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator U.S. Equity Accelerated 9 Buffer ETF - APRIL

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XBAP.

Innovator U.S. Equity Accelerated 9 Buffer ETF - JULY

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated 9 Buffer ETF - July from its inception (June 30, 2021) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated 9 Buffer ETF - July
NAV Return	-4.56%	-1.16%
Market Return	-4.65%	-1.03%
S&P 500® Index - Price Return	-15.92%	-7.50%
S&P 500® Index - Total Return	-14.61%	-6.12%

(a) Inception date is June 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator U.S. Equity Accelerated 9 Buffer ETF - JULY

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XBJL.

Innovator U.S. Equity Accelerated 9 Buffer ETF - OCTOBER

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated 9 Buffer ETF - October from its inception (September 30, 2021) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated 9 Buffer ETF - October
NAV Return	-7.85%	-4.67%
Market Return	-7.87%	-4.42%
S&P 500® Index - Price Return	-15.92%	-9.36%
S&P 500® Index - Total Return	-14.61%	-7.98%

(a) Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator U.S. Equity Accelerated 9 Buffer ETF - OCTOBER

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XBOC.

Innovator Growth Accelerated Plus ETF - January

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth Accelerated Plus ETF - January from its inception (December 31, 2021) to October 31, 2022 as compared with the NASDAQ-100 Index - Price Return and Total Return.

Total Returns as of October 31, 2022
Since Inception (a)
Innovator Growth Accelerated Plus ETF - January
NAV Return	-30.85%
Market Return	-30.93%
NASDAQ-100 Index - Price Return	-30.11%
NASDAQ-100 Index - Total Return	-29.64%

(a) Inception date is December 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator Growth Accelerated Plus ETF - January

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/QTJA.

Innovator Growth Accelerated Plus ETF - APRIL

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth Accelerated Plus ETF - April from its inception (March 31, 2021) to October 31, 2022 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator Growth Accelerated Plus ETF - April
NAV Return	-20.72%	-5.32%
Market Return	-20.93%	-5.35%
NASDAQ-100 Index - Price Return	-28.04%	-8.32%
NASDAQ-100 Index - Total Return	-27.46%	-7.64%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator Growth Accelerated Plus ETF - APRIL

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/QTAP.

Innovator Growth Accelerated Plus ETF - JULY

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth Accelerated Plus ETF - July from its inception (June 30, 2021) to October 31, 2022 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator Growth Accelerated Plus ETF - July
NAV Return	-27.30%	-16.69%
Market Return	-27.33%	-16.60%
NASDAQ-100 Index - Price Return	-28.04%	-16.67%
NASDAQ-100 Index - Total Return	-27.46%	-16.04%

(a) Inception date is June 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator Growth Accelerated Plus ETF - JULY

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/QTJL.

Innovator Growth Accelerated Plus ETF - OCTOBER

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth Accelerated Plus ETF - October from its inception (September 30, 2021) to October 31, 2022 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator Growth Accelerated Plus ETF - October
NAV Return	-27.95%	-22.20%
Market Return	-28.03%	-22.15%
NASDAQ-100 Index - Price Return	-28.04%	-20.80%
NASDAQ-100 Index - Total Return	-27.46%	-20.19%

(a) Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator Growth Accelerated Plus ETF - OCTOBER

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/QTOC.

Innovator Defined Wealth Shield ETF

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Defined Wealth Shield ETF from its inception (June 30, 2021) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator Defined Wealth Shield ETF
NAV Return	1.21%	1.39%
Market Return	1.10%	1.34%
S&P 500® Index - Price Return	-15.92%	-7.50%
S&P 500® Index - Total Return	-14.61%	-6.12%

(a) Inception date is June 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.69%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator Defined Wealth Shield ETF

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BALT.

Innovator U.S. Equity Accelerated ETF - Quarterly

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated ETF - Quarterly from its inception (March 31, 2021) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated ETF - Quarterly
NAV Return	-19.02%	-6.30%
Market Return	-19.12%	-6.27%
S&P 500® Index - Price Return	-15.92%	-1.61%
S&P 500® Index - Total Return	-14.61%	-0.15%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator U.S. Equity Accelerated ETF - Quarterly

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDSQ.

Innovator Growth Accelerated ETF - Quarterly

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth Accelerated ETF - Quarterly from its inception (March 31, 2021) to October 31, 2022 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator Growth Accelerated ETF - Quarterly
NAV Return	-28.85%	-10.91%
Market Return	-28.93%	-10.96%
NASDAQ-100 Index - Price Return	-28.04%	-8.32%
NASDAQ-100 Index - Total Return	-27.46%	-7.64%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

Innovator Growth Accelerated ETF - Quarterly

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDQQ.

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the respective period and held for the entire period from May 1, 2022 to October 31, 2022 for each Fund.

Actual Expenses

The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

			Expenses Paid
	Beginning	Ending	During the
	Account Value	Account Value	Period (a)
Innovator International Developed Power Buffer ETF - January (NAV)	$1,000.00	$949.20	$4.18
Innovator International Developed Power Buffer ETF - April (NAV)	1,000.00	947.20	4.17
Innovator International Developed Power Buffer ETF - July (NAV)	1,000.00	939.50	4.16
Innovator International Developed Power Buffer ETF - October (NAV)	1,000.00	936.10	4.15
Innovator Emerging Markets Power Buffer ETF - January (NAV)	1,000.00	890.10	4.24
Innovator Emerging Markets Power Buffer ETF - April (NAV)	1,000.00	902.60	4.27
Innovator Emerging Markets Power Buffer ETF - July (NAV)	1,000.00	878.70	4.21
Innovator Emerging Markets Power Buffer ETF - October (NAV)	1,000.00	874.60	4.21
Innovator Growth-100 Power Buffer ETF - January (NAV)	1,000.00	947.70	3.88
Innovator Growth-100 Power Buffer ETF - April (NAV)	1,000.00	959.00	3.90
Innovator Growth-100 Power Buffer ETF - July (NAV)	1,000.00	973.20	3.93
Innovator Growth-100 Power Buffer ETF - October (NAV)	1,000.00	960.20	3.90
Innovator U.S. Small Cap Power Buffer ETF - January (NAV)	1,000.00	1,026.50	4.04
Innovator U.S. Small Cap Power Buffer ETF - April (NAV)	1,000.00	1,009.00	4.00
Innovator U.S. Small Cap Power Buffer ETF - July (NAV)	1,000.00	993.00	3.97
Innovator U.S. Small Cap Power Buffer ETF - October (NAV)	1,000.00	1,013.80	4.01
Innovator Double Stacker ETF - January (NAV)	1,000.00	937.70	3.86
Innovator Double Stacker ETF - October (NAV)	1,000.00	905.20	3.79
Innovator Triple Stacker ETF - January (NAV)	1,000.00	934.40	3.85
Innovator Triple Stacker ETF - October (NAV)	1,000.00	912.30	3.81
Innovator Double Stacker 9 Buffer ETF - January (NAV)	1,000.00	980.10	3.94
Innovator Double Stacker 9 Buffer ETF - October (NAV)	1,000.00	969.20	3.92
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July (NAV)	1,000.00	857.20	3.70
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly (NAV)	1,000.00	909.00	3.80
Innovator U.S. Equity Accelerated ETF - January (NAV)	1,000.00	931.50	3.85
Innovator U.S. Equity Accelerated ETF - April (NAV)	1,000.00	928.80	3.84
Innovator U.S. Equity Accelerated ETF - July (NAV)	1,000.00	927.60	3.84
Innovator U.S. Equity Accelerated ETF - October (NAV)	1,000.00	899.10	3.78
Innovator U.S. Equity Accelerated Plus ETF - January (NAV)	1,000.00	928.20	3.84
Innovator U.S. Equity Accelerated Plus ETF - April (NAV)	1,000.00	927.20	3.84
Innovator U.S. Equity Accelerated Plus ETF - July (NAV)	1,000.00	918.70	3.82
Innovator U.S. Equity Accelerated Plus ETF - October (NAV)	1,000.00	888.20	3.76

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2022 (Unaudited) (Continued)

			Expenses Paid
	Beginning	Ending	During the
	Account Value	Account Value	Period (a)
Innovator U.S. Equity Accelerated 9 Buffer ETF - January (NAV)	1,000.00	976.10	3.93
Innovator U.S. Equity Accelerated 9 Buffer ETF - April (NAV)	1,000.00	970.00	3.92
Innovator U.S. Equity Accelerated 9 Buffer ETF - July (NAV)	1,000.00	987.40	3.96
Innovator U.S. Equity Accelerated 9 Buffer ETF - October (NAV)	1,000.00	962.20	3.91
Innovator Growth Accelerated Plus ETF - January (NAV)	1,000.00	878.90	3.74
Innovator Growth Accelerated Plus ETF - April (NAV)	1,000.00	874.60	3.73
Innovator Growth Accelerated Plus ETF - July (NAV)	1,000.00	886.90	3.76
Innovator Growth Accelerated Plus ETF - October (NAV)	1,000.00	859.50	3.70
Innovator Defined Wealth Shield ETF (NAV)	1,000.00	1,026.00	3.52
Innovator U.S. Equity Accelerated ETF - Quarterly (NAV)	1,000.00	917.60	3.82
Innovator Growth Accelerated ETF - Quarterly (NAV)	1,000.00	882.80	3.75

(a) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares with respect to the Funds. Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2022 (Unaudited) (Continued)

			Expenses
	Beginning	Ending	Paid
	Account Value	Account Value	During the Period (a)
Innovator International Developed Power Buffer ETF - January (NAV)	$1,000.00	$1,020.92	$4.33
Innovator International Developed Power Buffer ETF - April (NAV)	1,000.00	1,020.92	4.33
Innovator International Developed Power Buffer ETF - July (NAV)	1,000.00	1,020.92	4.33
Innovator International Developed Power Buffer ETF - October (NAV)	1,000.00	1,020.92	4.33
Innovator Emerging Markets Power Buffer ETF - January (NAV)	1,000.00	1,020.72	4.53
Innovator Emerging Markets Power Buffer ETF - April (NAV)	1,000.00	1,020.72	4.53
Innovator Emerging Markets Power Buffer ETF - July (NAV)	1,000.00	1,020.72	4.53
Innovator Emerging Markets Power Buffer ETF - October (NAV)	1,000.00	1,020.72	4.53
Innovator Growth-100 Power Buffer ETF - January (NAV)	1,000.00	1,021.22	4.02
Innovator Growth-100 Power Buffer ETF - April (NAV)	1,000.00	1,021.22	4.02
Innovator Growth-100 Power Buffer ETF - July (NAV)	1,000.00	1,021.22	4.02
Innovator Growth-100 Power Buffer ETF - October (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Small Cap Power Buffer ETF - January (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Small Cap Power Buffer ETF - April (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Small Cap Power Buffer ETF - July (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Small Cap Power Buffer ETF - October (NAV)	1,000.00	1,021.22	4.02
Innovator Double Stacker ETF - January (NAV)	1,000.00	1,021.22	4.02
Innovator Double Stacker ETF - October (NAV)	1,000.00	1,021.22	4.02
Innovator Triple Stacker ETF - January (NAV)	1,000.00	1,021.22	4.02
Innovator Triple Stacker ETF - October (NAV)	1,000.00	1,021.22	4.02
Innovator Double Stacker 9 Buffer ETF - January (NAV)	1,000.00	1,021.22	4.02
Innovator Double Stacker 9 Buffer ETF - October (NAV)	1,000.00	1,021.22	4.02
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July (NAV)	1,000.00	1,021.22	4.02
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Accelerated ETF - January (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Accelerated ETF - April (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Accelerated ETF - July (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Accelerated ETF - October (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Accelerated Plus ETF - January (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Accelerated Plus ETF - April (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Accelerated Plus ETF - July (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Accelerated Plus ETF - October (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Accelerated 9 Buffer ETF - January (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Accelerated 9 Buffer ETF - April (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Accelerated 9 Buffer ETF - July (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Accelerated 9 Buffer ETF - October (NAV)	1,000.00	1,021.22	4.02
Innovator Growth Accelerated Plus ETF - January (NAV)	1,000.00	1,021.22	4.02
Innovator Growth Accelerated Plus ETF - April (NAV)	1,000.00	1,021.22	4.02
Innovator Growth Accelerated Plus ETF - July (NAV)	1,000.00	1,021.22	4.02
Innovator Growth Accelerated Plus ETF - October (NAV)	1,000.00	1,021.22	4.02
Innovator Defined Wealth Shield ETF (NAV)	1,000.00	1,021.73	3.52
Innovator U.S. Equity Accelerated ETF - Quarterly (NAV)	1,000.00	1,021.22	4.02
Innovator Growth Accelerated ETF - Quarterly (NAV)	1,000.00	1,021.22	4.02

(a) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JANUARY

Schedule of Investments

October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 112.12% (a)(b)
CALL OPTIONS - 83.58%
EFA iShares MSCI EAFE ETF, Expires 12/30/2022, Strike Price $0.67	9,466	$56,142,846	$54,900,328
			54,900,328
PUT OPTIONS - 28.54%
EFA iShares MSCI EAFE ETF, Expires 12/30/2022, Strike Price $78.68	9,466	56,142,846	18,749,221
			18,749,221
TOTAL PURCHASED OPTIONS (Cost $77,608,991)			73,649,549
	Principal Amount
SHORT TERM INVESTMENTS - 0.20%
Money Market Deposit Account - 0.20%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$129,380		129,380
TOTAL SHORT TERM INVESTMENTS (Cost $129,380)			129,380

Total Investments (Cost $77,738,371) - 112.32%			73,778,929
Liabilities in Excess of Other Assets - (12.32)%			(8,091,363)
TOTAL NET ASSETS - 100.00%			$65,687,566

Asset Type	% of Net Assets
Purchased Options	112.12%
Short Term Investments	0.20
Total Investments	112.32
Liabilities in Excess of Other Assets	(12.32)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

Exchange-Traded.
Purchased option contracts are held in connection with corresponding option contracts written short.

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JANUARY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EFA iShares MSCI EAFE ETF	12/30/2022	$85.08	9,466	$(56,142,846)	$(265,968)
					(265,968)
Put Options
EFA iShares MSCI EAFE ETF	12/30/2022	66.88	9,466	(56,142,846)	(7,778,392)
					(7,778,392)
Total Options Written (Premiums Received $3,873,721)					$(8,044,360)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - APRIL

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.09% (a)(b)
CALL OPTIONS – 86.38%
EFA iShares MSCI EAFE ETF, Expires 3/31/2023, Strike Price $0.63	6,456	$38,290,536	$37,345,175
			37,345,175
PUT OPTIONS – 20.71%
EFA iShares MSCI EAFE ETF, Expires 3/31/2023, Strike Price $73.60	6,456	38,290,536	8,956,016
			8,956,016
TOTAL PURCHASED OPTIONS (Cost $46,914,900)			46,301,191
	Principal Amount
SHORT TERM INVESTMENTS - 0.44%
Money Market Deposit Account - 0.44%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$188,647		188,647
TOTAL SHORT TERM INVESTMENTS (Cost $188,647)			188,647

Total Investments (Cost $47,103,547) – 107.53%			46,489,838
Liabilities in Excess of Other Assets - (7.53)%			(3,253,371)
TOTAL NET ASSETS - 100.00%			$43,236,467

Asset Type	% of Net Assets
Purchased Options	107.09%
Short Term Investments	0.44
Total Investments	107.53
Liabilities in Excess of Other Assets	(7.53)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - APRIL

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EFA iShares MSCI EAFE ETF	3/31/2023	$84.17	6,456	$(38,290,536)	$(34,432)
					(34,432)
Put Options
EFA iShares MSCI EAFE ETF	3/31/2023	62.56	6,456	(38,290,536)	(3,183,268)
					(3,183,268)
Total Options Written (Premiums Received $2,610,705)					$(3,217,700)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JULY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.19% (a)(b)
CALL OPTIONS - 94.55%
EFA iShares MSCI EAFE ETF, Expires 6/30/2023, Strike Price $0.62	31,353	$185,954,643	$178,481,759
			178,481,759
PUT OPTIONS - 9.64%
EFA iShares MSCI EAFE ETF, Expires 6/30/2023, Strike Price $62.49	31,353	185,954,643	18,190,944
			18,190,944
TOTAL PURCHASED OPTIONS (Cost $199,558,907)			196,672,703
	Principal Amount
SHORT TERM INVESTMENTS - 0.22%
Money Market Deposit Account - 0.22%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$415,631		415,631
TOTAL SHORT TERM INVESTMENTS (Cost $415,631)			415,631

Total Investments (Cost $199,974,538) - 104.41%			197,088,334
Liabilities in Excess of Other Assets - (4.41)%			(8,331,765)
TOTAL NET ASSETS - 100.00%			$188,756,569

Asset Type	% of Net Assets
Purchased Options	104.19%
Short Term Investments	0.22
Total Investments	104.41
Liabilities in Excess of Other Assets	(4.41)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JULY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EFA iShares MSCI EAFE ETF	6/30/2023	$74.96	31,353	$(185,954,643)	$(1,043,069)
					(1,043,069)
Put Options
EFA iShares MSCI EAFE ETF	6/30/2023	53.12	31,353	(185,954,643)	(7,158,713)
					(7,158,713)
Total Options Written (Premiums Received $9,304,286)					$(8,201,782)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - OCTOBER

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.24% (a)(b)
CALL OPTIONS - 99.15%
EFA iShares MSCI EAFE ETF, Expires 9/29/2023, Strike Price $0.56	16,414	$97,351,434	$93,554,452
			93,554,452
PUT OPTIONS – 6.09%
EFA iShares MSCI EAFE ETF, Expires 9/29/2023, Strike Price $56.01	16,414	97,351,434	5,746,038
			5,746,038
TOTAL PURCHASED OPTIONS (Cost $96,647,026)			99,300,490
	Principal Amount
SHORT TERM INVESTMENTS - 0.19%
Money Market Deposit Account - 0.19%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$182,249		182,249
TOTAL SHORT TERM INVESTMENTS (Cost $182,249)			182,249

Total Investments (Cost $96,829,275) - 105.43%			99,482,739
Liabilities in Excess of Other Assets - (5.43)%			(5,128,181)
TOTAL NET ASSETS - 100.00%			$94,354,558

Asset Type	% of Net Assets
Purchased Options	105.24%
Short Term Investments	0.19
Total Investments	105.43
Liabilities in Excess of Other Assets	(5.43)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - OCTOBER

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EFA iShares MSCI EAFE ETF	9/29/2023	$70.15	16,414	$(97,351,434)	$(2,277,472)
					(2,277,472)
Put Options
EFA iShares MSCI EAFE ETF	9/29/2023	47.61	16,414	(97,351,434)	(2,803,350)
					(2,803,350)
Total Options Written (Premiums Received $4,999,090)					$(5,080,822)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – JANUARY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 118.88% (a)(b)
CALL OPTIONS – 81.77%
EEM iShares MSCI Emerging Markets ETF, Expires 12/30/2022, Strike Price $0.43	13,805	$47,199,295	$45,724,023
			45,724,023
PUT OPTIONS – 37.11%
EEM iShares MSCI Emerging Markets ETF, Expires 12/30/2022, Strike Price $48.85	13,805	47,199,295	20,751,483
			20,751,483
TOTAL PURCHASED OPTIONS (Cost $71,909,454)			66,475,506
	Principal Amount
SHORT TERM INVESTMENTS - 0.23%
Money Market Deposit Account - 0.23%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$130,016		130,016
TOTAL SHORT TERM INVESTMENTS (Cost $130,016)			130,016

Total Investments (Cost $72,039,470) – 119.11%			66,605,522
Liabilities in Excess of Other Assets - (19.11)%			(10,690,961)
TOTAL NET ASSETS - 100.00%			$55,914,561

Asset Type	% of Net Assets
Purchased Options	118.88%
Short Term Investments	0.23
Total Investments	119.11
Liabilities in Excess of Other Assets	(19.11)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – JANUARY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EEM iShares MSCI Emerging Markets ETF	12/30/2022	$54.38	13,805	$(47,199,295)	$(855)
					(855)
Put Options
EEM iShares MSCI Emerging Markets ETF	12/30/2022	41.52	13,805	(47,199,295)	(10,646,165)
					(10,646,165)
Total Options Written (Premiums Received $5,039,590)					$(10,647,020)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – APRIL

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 112.48% (a)(b)
CALL OPTIONS - 83.79%
EEM iShares MSCI Emerging Markets ETF, Expires 3/31/2023, Strike Price $0.40	7,769	$26,562,211	$25,685,369
			25,685,369
PUT OPTIONS - 28.69%
EEM iShares MSCI Emerging Markets ETF, Expires 3/31/2023, Strike Price $45.15	7,769	26,562,211	8,794,938
			8,794,938
TOTAL PURCHASED OPTIONS (Cost $37,293,957)			34,480,307
	Principal Amount
SHORT TERM INVESTMENTS - 0.46%
Money Market Deposit Account - 0.46%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$141,663		141,663
TOTAL SHORT TERM INVESTMENTS (Cost $141,663)			141,663

Total Investments (Cost $37,435,620) - 112.94%			34,621,970
Liabilities in Excess of Other Assets - (12.94)%			(3,966,139)
TOTAL NET ASSETS - 100.00%			$30,655,831

Asset Type	% of Net Assets
Purchased Options	112.48%
Short Term Investments	0.46
Total Investments	112.94
Liabilities in Excess of Other Assets	(12.94)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – APRIL

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EEM iShares MSCI Emerging Markets ETF	3/31/2023	$51.48	7,769	$(26,562,211)	$(88,827)
					(88,827)
Put Options
EEM iShares MSCI Emerging Markets ETF	3/31/2023	38.38	7,769	(26,562,211)	(3,850,629)
					(3,850,629)
Total Options Written (Premiums Received $2,227,226)					$(3,939,456)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – JULY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS – 107.87% (a)(b)
CALL OPTIONS - 90.08%
EEM iShares MSCI Emerging Markets ETF, Expires 6/30/2023, Strike Price $0.40	15,000	$51,285,000	$49,220,589
			49,220,589
PUT OPTIONS – 17.79%
EEM iShares MSCI Emerging Markets ETF, Expires 6/30/2023, Strike Price $40.10	15,000	51,285,000	9,722,022
			9,722,022
TOTAL PURCHASED OPTIONS (Cost $61,967,862)			58,942,611
	Principal Amount
SHORT TERM INVESTMENTS - 0.18%
Money Market Deposit Account - 0.18%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$99,697		99,697
TOTAL SHORT TERM INVESTMENTS (Cost $99,697)			99,697

Total Investments (Cost $62,067,559) - 108.05%			59,042,308
Liabilities in Excess of Other Assets - (8.05)%			(4,399,509)
TOTAL NET ASSETS - 100.00%			$54,642,799

Asset Type	% of Net Assets
Purchased Options	107.87%
Short Term Investments	0.18
Total Investments	108.05
Liabilities in Excess of Other Assets	(8.05)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – JULY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EEM iShares MSCI Emerging Markets ETF	6/30/2023	$47.75	15,000	$(51,285,000)	$(153,832)
					(153,832)
Put Options
EEM iShares MSCI Emerging Markets ETF	6/30/2023	34.09	15,000	(51,285,000)	(4,205,430)
					(4,205,430)
Total Options Written (Premiums Received $3,926,078)					$(4,359,262)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – OCTOBER

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.35% (a)(b)
CALL OPTIONS - 96.12%
EEM iShares MSCI Emerging Markets ETF, Expires 9/29/2023, Strike Price $0.35	7,526	$25,731,394	$24,634,473
			24,634,473
PUT OPTIONS - 10.23%
EEM iShares MSCI Emerging Markets ETF, Expires 9/29/2023, Strike Price $34.88	7,526	25,731,394	2,622,203
			2,622,203
TOTAL PURCHASED OPTIONS (Cost $27,683,045)			27,256,676
	Principal Amount
SHORT TERM INVESTMENTS - 0.16%
Money Market Deposit Account - 0.16%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$40,427		40,427
TOTAL SHORT TERM INVESTMENTS (Cost $40,427)			40,427

Total Investments (Cost $27,723,472) - 106.51%			27,297,103
Liabilities in Excess of Other Assets - (6.51)%			(1,668,758)
TOTAL NET ASSETS - 100.00%			$25,628,345

Asset Type	% of Net Assets
Purchased Options	106.35%
Short Term Investments	0.16
Total Investments	106.51
Liabilities in Excess of Other Assets	(6.51)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – OCTOBER

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EEM iShares MSCI Emerging Markets ETF	9/29/2023	$43.65	7,526	$(25,731,394)	$(400,075)
					(400,075)
Put Options
EEM iShares MSCI Emerging Markets ETF	9/29/2023	29.65	7,526	(25,731,394)	(1,252,746)
					(1,252,746)
Total Options Written (Premiums Received $1,557,877)					$(1,652,821)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH-100 POWER BUFFER ETF – JANUARY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 117.71% (a)(b)
CALL OPTIONS - 82.27%
QQQ Investco QQQ Trust Series 1, Expires 12/30/2022, Strike Price $3.18	2,485	$69,070,575	$68,101,122
			68,101,122
PUT OPTIONS - 35.44%
QQQ Investco QQQ Trust Series 1, Expires 12/30/2022, Strike Price $397.85	2,485	69,070,575	29,336,989
			29,336,989
TOTAL PURCHASED OPTIONS (Cost $105,000,817)			97,438,111
	Principal Amount
SHORT TERM INVESTMENTS - 0.16%
Money Market Deposit Account - 0.16%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$132,520		132,520
TOTAL SHORT TERM INVESTMENTS (Cost $132,520)			132,520

Total Investments (Cost $105,133,337) - 117.87%			97,570,631
Liabilities in Excess of Other Assets - (17.87)%			(14,793,147)
TOTAL NET ASSETS - 100.00%			$82,777,484

Asset Type	% of Net Assets
Purchased Options	117.71%
Short Term Investments	0.16
Total Investments	117.87
Liabilities in Excess of Other Assets	(17.87)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH-100 POWER BUFFER ETF – JANUARY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Investco QQQ Trust Series 1	12/30/2022	$441.02	2,485	$(69,070,575)	$(3,281)
					(3,281)
Put Options
QQQ Investco QQQ Trust Series 1	12/30/2022	338.17	2,485	(69,070,575)	(14,734,698)
					(14,734,698)
Total Options Written (Premiums Received $9,069,044)					$(14,737,979)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH-100 POWER BUFFER ETF – APRIL

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 111.02% (a)(b)
CALL OPTIONS - 85.42%
QQQ Investco QQQ Trust Series 1, Expires 3/31/2023, Strike Price $2.90	1,650	$45,861,750	$45,159,372
			45,159,372
PUT OPTIONS - 25.60%
QQQ Investco QQQ Trust Series 1, Expires 3/31/2023, Strike Price $362.54	1,650	45,861,750	13,531,862
			13,531,862
TOTAL PURCHASED OPTIONS (Cost $62,381,767)			58,691,234
	Principal Amount
SHORT TERM INVESTMENTS - 0.38%
Money Market Deposit Account - 0.38%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$200,433		200,433
TOTAL SHORT TERM INVESTMENTS (Cost $200,433)			200,433

Total Investments (Cost $62,582,200) - 111.40%			58,891,667
Liabilities in Excess of Other Assets - (11.40)%			(6,025,742)
TOTAL NET ASSETS - 100.00%			$52,865,925

Asset Type	% of Net Assets
Purchased Options	111.02%
Short Term Investments	0.38
Total Investments	111.40
Liabilities in Excess of Other Assets	(11.40)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH-100 POWER BUFFER ETF – APRIL

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Investco QQQ Trust Series 1	3/31/2023	$412.61	1,650	$(45,861,750)	$(28,138)
					(28,138)
Put Options
QQQ Investco QQQ Trust Series 1	3/31/2023	308.16	1,650	(45,861,750)	(5,962,413)
					(5,962,413)
Total Options Written (Premiums Received $5,892,528)					$(5,990,551)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH-100 POWER BUFFER ETF – JULY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.52% (a)(b)
CALL OPTIONS - 97.86%
QQQ Investco QQQ Trust Series 1, Expires 6/30/2023, Strike Price $2.80	4,242	$117,906,390	$115,870,230
			115,870,230
PUT OPTIONS - 8.66%
QQQ Investco QQQ Trust Series 1, Expires 6/30/2023, Strike Price $280.28	4,242	117,906,390	10,252,914
			10,252,914
TOTAL PURCHASED OPTIONS (Cost $129,996,165)			126,123,144
	Principal Amount
SHORT TERM INVESTMENTS - 0.25%
Money Market Deposit Account - 0.25%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$292,663		292,663
TOTAL SHORT TERM INVESTMENTS (Cost $292,663)			292,663

Total Investments (Cost $130,288,828) - 106.77%			126,415,807
Liabilities in Excess of Other Assets - (6.77)%			(8,011,955)
TOTAL NET ASSETS - 100.00%			$118,403,852

Asset Type	% of Net Assets
Purchased Options	106.52%
Short Term Investments	0.25
Total Investments	106.77
Liabilities in Excess of Other Assets	(6.77)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH-100 POWER BUFFER ETF – JULY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Investco QQQ Trust Series 1	6/30/2023	$335.86	4,242	$(117,906,390)	$(3,406,326)
					(3,406,326)
Put Options
QQQ Investco QQQ Trust Series 1	6/30/2023	238.24	4,242	(117,906,390)	(4,572,876)
					(4,572,876)
Total Options Written (Premiums Received $12,546,787)					$(7,979,202)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH-100 POWER BUFFER ETF – OCTOBER

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 109.02% (a)(b)
CALL OPTIONS - 100.88%
QQQ Investco QQQ Trust Series 1, Expires 9/29/2023, Strike Price $2.67	2,997	$83,301,615	$81,675,225
			81,675,225
PUT OPTIONS - 8.14%
QQQ Investco QQQ Trust Series 1, Expires 9/29/2023, Strike Price $267.26	2,997	83,301,615	6,588,060
			6,588,060
TOTAL PURCHASED OPTIONS (Cost $87,265,040)			88,263,285
	Principal Amount
SHORT TERM INVESTMENTS - 0.27%
Money Market Deposit Account - 0.27%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$219,925		219,925
TOTAL SHORT TERM INVESTMENTS (Cost $219,925)			219,925

Total Investments (Cost $87,484,965) - 109.29%			88,483,210
Liabilities in Excess of Other Assets - (9.29)%			(7,518,352)
TOTAL NET ASSETS - 100.00%			$80,964,858

Asset Type	% of Net Assets
Purchased Options	109.02%
Short Term Investments	0.27
Total Investments	109.29
Liabilities in Excess of Other Assets	(9.29)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH-100 POWER BUFFER ETF – OCTOBER

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Investco QQQ Trust Series 1	9/29/2023	$329.83	2,997	$(83,301,615)	$(4,218,341)
					(4,218,341)
Put Options
QQQ Investco QQQ Trust Series 1	9/29/2023	227.17	2,997	(83,301,615)	(3,252,987)
					(3,252,987)
Total Options Written (Premiums Received $7,656,907)					$(7,471,328)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - JANUARY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.33% (a)(b)
CALL OPTIONS - 86.75%
IWM iShares Russell 2000 ETF, Expires 12/30/2022, Strike Price $1.78	3,818	$69,995,394	$68,956,898
			68,956,898
PUT OPTIONS - 18.58%
IWM iShares Russell 2000 ETF, Expires 12/30/2022, Strike Price $222.45	3,818	69,995,394	14,768,024
			14,768,024
TOTAL PURCHASED OPTIONS (Cost $89,766,222)			83,724,922
	Principal Amount
SHORT TERM INVESTMENTS - 0.22%
Money Market Deposit Account - 0.22%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$175,217		175,217
TOTAL SHORT TERM INVESTMENTS (Cost $175,217)			175,217

Total Investments (Cost $89,941,439) - 105.55%			83,900,139
Liabilities in Excess of Other Assets - (5.55)%			(4,409,200)
TOTAL NET ASSETS - 100.00%			$79,490,939

Asset Type	% of Net Assets
Purchased Options	105.33%
Short Term Investments	0.22
Total Investments	105.55
Liabilities in Excess of Other Assets	(5.55)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - JANUARY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
IWM iShares Russell 2000 ETF	12/30/2022	$248.01	3,818	$(69,995,394)	$(22,908)
					(22,908)
Put Options
IWM iShares Russell 2000 ETF	12/30/2022	189.08	3,818	(69,995,394)	(4,314,340)
					(4,314,340)
Total Options Written (Premiums Received $6,965,534)					$(4,337,248)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - APRIL

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.61% (a)(b)
CALL OPTIONS - 91.98%
IWM iShares Russell 2000 ETF, Expires 3/31/2023, Strike Price $1.64	4,336	$79,491,888	$78,048,000
			78,048,000
PUT OPTIONS - 12.63%
IWM iShares Russell 2000 ETF, Expires 3/31/2023, Strike Price $205.27	4,336	79,491,888	10,718,592
			10,718,592
TOTAL PURCHASED OPTIONS (Cost $95,237,220)			88,766,592
	Principal Amount
SHORT TERM INVESTMENTS - 0.38%
Money Market Deposit Account - 0.38%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$321,097		321,097
TOTAL SHORT TERM INVESTMENTS (Cost $321,097)			321,097

Total Investments (Cost $95,558,317) - 104.99%			89,087,689
Liabilities in Excess of Other Assets - (4.99)%			(4,232,966)
TOTAL NET ASSETS - 100.00%			$84,854,723

Asset Type	% of Net Assets
Purchased Options	104.61%
Short Term Investments	0.38
Total Investments	104.99
Liabilities in Excess of Other Assets	(4.99)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - APRIL

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
IWM iShares Russell 2000 ETF	3/31/2023	$235.30	4,336	$(79,491,888)	$(338,208)
					(338,208)
Put Options
IWM iShares Russell 2000 ETF	3/31/2023	174.48	4,336	(79,491,888)	(3,850,368)
					(3,850,368)
Total Options Written (Premiums Received $6,836,424)					$(4,188,576)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - JULY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.48% (a)(b)
CALL OPTIONS - 101.93%
IWM iShares Russell 2000 ETF, Expires 6/30/2023, Strike Price $1.69	4,441	$81,416,853	$79,844,309
			79,844,309
PUT OPTIONS - 5.55%
IWM iShares Russell 2000 ETF, Expires 6/30/2023, Strike Price $169.36	4,441	81,416,853	4,351,478
			4,351,478
TOTAL PURCHASED OPTIONS (Cost $80,914,330)			84,195,787
	Principal Amount
SHORT TERM INVESTMENTS - 0.25%
Money Market Deposit Account - 0.25%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$194,220		194,220
TOTAL SHORT TERM INVESTMENTS (Cost $194,220)			194,220

Total Investments (Cost $81,108,550) - 107.73%			84,390,007
Liabilities in Excess of Other Assets - (7.73)%			(6,055,131)
TOTAL NET ASSETS - 100.00%			$78,334,876

Asset Type	% of Net Assets
Purchased Options	107.48%
Short Term Investments	0.25
Total Investments	107.73
Liabilities in Excess of Other Assets	(7.73)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - JULY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
IWM iShares Russell 2000 ETF	6/30/2023	$203.25	4,441	$(81,416,853)	$(4,114,024)
					(4,114,024)
Put Options
IWM iShares Russell 2000 ETF	6/30/2023	143.96	4,441	(81,416,853)	(1,892,076)
					(1,892,076)
Total Options Written (Premiums Received $6,214,860)					$(6,006,100)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - OCTOBER

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 109.74% (a)(b)
CALL OPTIONS - 103.60%
IWM iShares Russell 2000 ETF, Expires 9/29/2023, Strike Price $1.65	4,233	$77,603,589	$75,567,516
			75,567,516
PUT OPTIONS - 6.14%
IWM iShares Russell 2000 ETF, Expires 9/29/2023, Strike Price $164.92	4,233	77,603,589	4,478,514
			4,478,514
TOTAL PURCHASED OPTIONS (Cost $76,457,147)			80,046,030
	Principal Amount
SHORT TERM INVESTMENTS - 0.21%
Money Market Deposit Account - 0.21%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$154,565		154,565
TOTAL SHORT TERM INVESTMENTS (Cost $154,565)			154,565

Total Investments (Cost $76,611,712) - 109.95%			80,200,595
Liabilities in Excess of Other Assets - (9.95)%			(7,263,100)
TOTAL NET ASSETS - 100.00%			$72,937,495

Asset Type	% of Net Assets
Purchased Options	109.74%
Short Term Investments	0.21
Total Investments	109.95
Liabilities in Excess of Other Assets	(9.95)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - OCTOBER

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
IWM iShares Russell 2000 ETF	9/29/2023	$205.00	4,233	$(77,603,589)	$(5,011,872)
					(5,011,872)
Put Options
IWM iShares Russell 2000 ETF	9/29/2023	140.18	4,233	(77,603,589)	(2,247,723)
					(2,247,723)
Total Options Written (Premiums Received $6,230,215)					$(7,259,595)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DOUBLE STACKER ETF - JANUARY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 99.23% (a)(b)
CALL OPTIONS - 99.23%
QQQ Investco QQQ Trust Series 1, Expires 12/30/2022, Strike Price $397.86	94	$2,612,730	$194
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $3.84	79	3,051,059	3,006,232
TOTAL PURCHASED OPTIONS (Cost $4,015,218)			3,006,426
	Principal Amount
SHORT TERM INVESTMENTS - 0.85%
Money Market Deposit Account - 0.85%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$25,772		25,772
TOTAL SHORT TERM INVESTMENTS (Cost $25,772)			25,772

Total Investments (Cost $4,040,990) - 100.08%			3,032,198
Liabilities in Excess of Other Assets - (0.08)%			(2,261)
TOTAL NET ASSETS - 100.00%			$3,029,937

Asset Type	% of Net Assets
Purchased Options	99.23%
Short Term Investments	0.85
Total Investments	100.08
Liabilities in Excess of Other Assets	(0.08)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DOUBLE STACKER ETF - JANUARY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Investco QQQ Trust Series 1	12/30/2022	$431.67	94	$(2,612,730)	$(110)
SPY SPDR S&P 500® Trust ETF	12/30/2022	515.33	79	(3,051,059)	(80)
Total Options Written (Premiums Received $312,057)					$(190)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DOUBLE STACKER ETF - OCTOBER

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 116.08% (a)(b)
CALL OPTIONS - 116.08%
QQQ Investco QQQ Trust Series 1, Expires 9/29/2023, Strike Price $267.29	144	$4,002,480	$608,365
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $3.60	108	4,171,068	4,059,194
TOTAL PURCHASED OPTIONS (Cost $4,289,128)			4,667,559
	Principal Amount
SHORT TERM INVESTMENTS - 0.87%
Money Market Deposit Account - 0.87%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$35,157		35,157
TOTAL SHORT TERM INVESTMENTS (Cost $35,157)			35,157

Total Investments (Cost $4,324,285) - 116.95%			4,702,716
Liabilities in Excess of Other Assets - (16.95)%			(681,809)
TOTAL NET ASSETS - 100.00%			$4,020,907

Asset Type	% of Net Assets
Purchased Options	116.08%
Short Term Investments	0.87
Total Investments	116.95
Liabilities in Excess of Other Assets	(16.95)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DOUBLE STACKER ETF - OCTOBER

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Investco QQQ Trust Series 1	9/29/2023	$303.23	144	$(4,002,480)	$(341,016)
SPY SPDR S&P 500® Trust ETF	9/29/2023	405.26	108	(4,171,068)	(338,021)
Total Options Written (Premiums Received $471,501)					$(679,037)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR TRIPLE STACKER ETF – JANUARY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 99.93% (a)(b)
CALL OPTIONS - 99.93%
IWM iShares Russell 2000 ETF, Expires 12/30/2022, Strike Price $222.45	335	$6,141,555	$10,262
QQQ Investco QQQ Trust Series 1, Expires 12/30/2022, Strike Price $397.85	187	5,197,665	388
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $3.83	157	6,063,497	5,974,567
TOTAL PURCHASED OPTIONS (Cost $8,664,195)			5,985,217
	Principal Amount
SHORT TERM INVESTMENTS - 0.21%
Money Market Deposit Account - 0.21%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$12,574		12,574
TOTAL SHORT TERM INVESTMENTS (Cost $12,574)			12,574

Total Investments (Cost $8,676,769) - 100.14%			5,997,791
Liabilities in Excess of Other Assets - (0.14)%			(8,557)
TOTAL NET ASSETS - 100.00%			$5,989,234

Asset Type	% of Net Assets
Purchased Options	99.93%
Short Term Investments	0.21
Total Investments	100.14
Liabilities in Excess of Other Assets	(0.14)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR TRIPLE STACKER ETF – JANUARY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
IWM iShares Russell 2000 ETF	12/30/2022	$233.91	335	$(6,141,555)	$(3,709)
QQQ Investco QQQ Trust Series 1	12/30/2022	418.34	187	(5,197,665)	(181)
SPY SPDR S&P 500® Trust ETF	12/30/2022	499.42	157	(6,063,497)	(390)
Total Options Written (Premiums Received $1,303,254)					$(4,280)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR TRIPLE STACKER ETF – OCTOBER

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 135.92% (a)(b)
CALL OPTIONS - 135.92%
IWM iShares Russell 2000 ETF, Expires 9/29/2023, Strike Price $164.92	308	$5,646,564	$1,031,549
QQQ Investco QQQ Trust Series 1, Expires 9/29/2023, Strike Price $267.25	190	5,281,050	803,152
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $3.62	142	5,484,182	5,336,816
TOTAL PURCHASED OPTIONS (Cost $6,289,668)			7,171,517
	Principal Amount
SHORT TERM INVESTMENTS - 0.39%
Money Market Deposit Account - 0.39%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$20,743		20,743
TOTAL SHORT TERM INVESTMENTS (Cost $20,743)			20,743

Total Investments (Cost $6,310,411) - 136.31%			7,192,260
Liabilities in Excess of Other Assets - (36.31)%			(1,916,202)
TOTAL NET ASSETS - 100.00%			$5,276,058

Asset Type	% of Net Assets
Purchased Options	135.92%
Short Term Investments	0.39
Total Investments	136.31
Liabilities in Excess of Other Assets	(36.31)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR TRIPLE STACKER ETF – OCTOBER

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
IWM iShares Russell 2000 ETF	9/29/2023	$178.66	308	$(5,646,564)	$(757,820)
QQQ Investco QQQ Trust Series 1	9/29/2023	289.52	190	(5,281,050)	(569,562)
SPY SPDR S&P 500® Trust ETF	9/29/2023	386.93	142	(5,484,182)	(585,401)
Total Options Written (Premiums Received $1,265,040)					$(1,912,783)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DOUBLE STACKER 9 BUFFER ETF - JANUARY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 110.45% (a)(b)
CALL OPTIONS - 89.71%
QQQ Investco QQQ Trust Series 1, Expires 12/30/2022, Strike Price $397.84	230	$6,392,850	$477
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $3.77	193	7,453,853	7,345,682
			7,346,159
PUT OPTIONS - 20.74%
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $474.95	193	7,453,853	1,698,729
			1,698,729
TOTAL PURCHASED OPTIONS (Cost $9,909,677)			9,044,888
	Principal Amount
SHORT TERM INVESTMENTS - 0.61%
Money Market Deposit Account - 0.61%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$49,769		49,769
TOTAL SHORT TERM INVESTMENTS (Cost $49,769)			49,769

Total Investments (Cost $9,959,446) - 111.06%			9,094,657
Liabilities in Excess of Other Assets - (11.06)%			(905,052)
TOTAL NET ASSETS - 100.00%			$8,189,605

Asset Type	% of Net Assets
Purchased Options	110.45%
Short Term Investments	0.61
Total Investments	111.06
Liabilities in Excess of Other Assets	(11.06)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DOUBLE STACKER 9 BUFFER ETF - JANUARY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Investco QQQ Trust Series 1	12/30/2022	$418.94	230	$(6,392,850)	$(227)
SPY SPDR S&P 500® Trust ETF	12/30/2022	500.13	193	(7,453,853)	(485)
					(712)
Put Options
SPY SPDR S&P 500® Trust ETF	12/30/2022	432.20	193	(7,453,853)	(899,655)
					(899,655)
Total Options Written (Premiums Received $1,491,221)					$(900,367)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DOUBLE STACKER 9 BUFFER ETF - OCTOBER

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 123.78% (a)(b)
CALL OPTIONS - 118.06%
QQQ Investco QQQ Trust Series 1, Expires 9/29/2023, Strike Price $267.26	522	$14,508,990	$2,206,247
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $3.55	392	15,139,432	14,735,249
			16,941,496
PUT OPTIONS - 5.72%
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $357.17	392	15,139,432	821,243
			821,243
TOTAL PURCHASED OPTIONS (Cost $16,787,022)			17,762,739
	Principal Amount
SHORT TERM INVESTMENTS - 0.27%
Money Market Deposit Account - 0.27%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$39,059		39,059
TOTAL SHORT TERM INVESTMENTS (Cost $39,059)			39,059

Total Investments (Cost $16,826,081) - 124.05%			17,801,798
Liabilities in Excess of Other Assets - (24.05)%			(3,451,698)
TOTAL NET ASSETS - 100.00%			$14,350,100

Asset Type	% of Net Assets
Purchased Options	123.78%
Short Term Investments	0.27
Total Investments	124.05
Liabilities in Excess of Other Assets	(24.05)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DOUBLE STACKER 9 BUFFER ETF - OCTOBER

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Investco QQQ Trust Series 1	9/29/2023	$294.25	522	$(14,508,990)	$(1,446,049)
SPY SPDR S&P 500® Trust ETF	9/29/2023	393.26	392	(15,139,432)	(1,475,703)
					(2,921,752)
Put Options
SPY SPDR S&P 500® Trust ETF	9/29/2023	325.02	392	(15,139,432)	(520,671)
					(520,671)
Total Options Written (Premiums Received $2,920,753)					$(3,442,423)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR 20+ YEAR TREASURY BOND 9 BUFFER ETF - JULY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 111.71% (a)(b)
CALL OPTIONS - 92.32%
TLT iShares 20+ Year Treasury Bond ETF, Expires 6/30/2023, Strike Price $1.15	3,188	$30,639,868	$29,730,371
			29,730,371
PUT OPTIONS - 19.39%
TLT iShares 20+ Year Treasury Bond ETF, Expires 6/30/2023, Strike Price $115.17	3,188	30,639,868	6,243,687
			6,243,687
TOTAL PURCHASED OPTIONS (Cost $36,580,152)			35,974,058
	Principal Amount
SHORT TERM INVESTMENTS - 0.27%
Money Market Deposit Account - 0.27%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$88,071		88,071
TOTAL SHORT TERM INVESTMENTS (Cost $88,071)			88,071

Total Investments (Cost $36,668,223) - 111.98%			36,062,129
Liabilities in Excess of Other Assets - (11.98)%			(3,857,902)
TOTAL NET ASSETS - 100.00%			$32,204,227

Asset Type	% of Net Assets
Purchased Options	111.71%
Short Term Investments	0.27
Total Investments	111.98
Liabilities in Excess of Other Assets	(11.98)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR 20+ YEAR TREASURY BOND 9 BUFFER ETF - JULY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
TLT iShares 20+ Year Treasury Bond ETF	6/30/2023	$146.27	3,188	$(30,639,868)	$(125,135)
					(125,135)
Put Options
TLT iShares 20+ Year Treasury Bond ETF	6/30/2023	104.80	3,188	(30,639,868)	(3,719,435)
					(3,719,435)
Total Options Written (Premiums Received $3,020,156)					$(3,844,570)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF – QUARTERLY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.08% (a)(b)
CALL OPTIONS - 95.63%
TLT iShares 20+ Year Treasury Bond ETF, Expires 12/30/2022, Strike Price $0.26	2,044	$19,644,884	$19,458,593
			19,458,593
PUT OPTIONS - 4.45%
TLT iShares 20+ Year Treasury Bond ETF, Expires 12/30/2022, Strike Price $97.34	2,044	19,644,884	904,826
			904,826
TOTAL PURCHASED OPTIONS (Cost $20,891,736)			20,363,419
	Principal Amount
SHORT TERM INVESTMENTS - 0.09%
Money Market Deposit Account - 0.09%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$18,080		18,080
TOTAL SHORT TERM INVESTMENTS (Cost $18,080)			18,080

Total Investments (Cost $20,909,816) - 100.17%			20,381,499
Liabilities in Excess of Other Assets - (0.17)%			(34,115)
TOTAL NET ASSETS - 100.00%			$20,347,384

Asset Type	% of Net Assets
Purchased Options	100.08%
Short Term Investments	0.09
Total Investments	100.17
Liabilities in Excess of Other Assets	(0.17)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF – QUARTERLY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
TLT iShares 20+ Year Treasury Bond ETF	12/30/2022	$110.54	2,044	$(19,644,884)	$(25,480)
Total Options Written (Premiums Received $233,448)					$(25,480)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – JANUARY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 99.65% (a)(b)
CALL OPTIONS - 99.65%
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $474.95	104	$4,016,584	$1,038
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $3.74	104	4,016,584	3,958,606
TOTAL PURCHASED OPTIONS (Cost $4,834,904)			3,959,644
	Principal Amount
SHORT TERM INVESTMENTS - 0.42%
Money Market Deposit Account - 0.42%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$16,680		16,680
TOTAL SHORT TERM INVESTMENTS (Cost $16,680)			16,680

Total Investments (Cost $4,851,584) - 100.07%			3,976,324
Liabilities in Excess of Other Assets - (0.07)%			(2,717)
TOTAL NET ASSETS - 100.00%			$3,973,607

Asset Type	% of Net Assets
Purchased Options	99.65%
Short Term Investments	0.42
Total Investments	100.07
Liabilities in Excess of Other Assets	(0.07)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – JANUARY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	12/30/2022	$515.05	208	$(8,033,168)	$(209)
Total Options Written (Premiums Received $152,714)					$(209)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – APRIL

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 99.90% (a)(b)
CALL OPTIONS - 99.90%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2023, Strike Price $451.63	98	$3,784,858	$34,082
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2023, Strike Price $3.57	98	3,784,858	3,717,249
TOTAL PURCHASED OPTIONS (Cost $4,724,997)			3,751,331
	Principal Amount
SHORT TERM INVESTMENTS - 0.45%
Money Market Deposit Account - 0.45%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$17,077		17,077
TOTAL SHORT TERM INVESTMENTS (Cost $17,077)			17,077

Total Investments (Cost $4,742,074) - 100.35%			3,768,408
Liabilities in Excess of Other Assets - (0.35)%			(13,125)
TOTAL NET ASSETS - 100.00%			$3,755,283

Asset Type	% of Net Assets
Purchased Options	99.90%
Short Term Investments	0.45
Total Investments	100.35
Liabilities in Excess of Other Assets	(0.35)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – APRIL

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/31/2023	$493.64	196	$(7,569,716)	$(10,729)
Total Options Written (Premiums Received $333,973)					$(10,729)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – JULY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.14% (a)(b)
CALL OPTIONS - 107.14%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $377.24	89	$3,437,269	$355,199
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $3.74	89	3,437,269	3,365,001
TOTAL PURCHASED OPTIONS (Cost $3,731,744)			3,720,200
	Principal Amount
SHORT TERM INVESTMENTS - 1.18%
Money Market Deposit Account - 1.18%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$41,093		41,093
TOTAL SHORT TERM INVESTMENTS (Cost $41,093)			41,093

Total Investments (Cost $3,772,837) - 108.32%			3,761,293
Liabilities in Excess of Other Assets - (8.32)%			(288,846)
TOTAL NET ASSETS - 100.00%			$3,472,447

Asset Type	% of Net Assets
Purchased Options	107.14%
Short Term Investments	1.18
Total Investments	108.32
Liabilities in Excess of Other Assets	(8.32)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – JULY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2023	$424.86	178	$(6,874,538)	$(286,046)
Total Options Written (Premiums Received $298,659)					$(286,046)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – OCTOBER

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 116.19% (a)(b)
CALL OPTIONS - 116.19%
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $357.17	950	$36,689,950	$5,691,104
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $3.61	950	36,689,950	35,704,962
TOTAL PURCHASED OPTIONS (Cost $36,934,383)			41,396,066
	Principal Amount
SHORT TERM INVESTMENTS - 0.33%
Money Market Deposit Account - 0.33%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$118,551		118,551
TOTAL SHORT TERM INVESTMENTS (Cost $118,551)			118,551

Total Investments (Cost $37,052,934) - 116.52%			41,514,617
Liabilities in Excess of Other Assets - (16.52)%			(5,888,012)
TOTAL NET ASSETS - 100.00%			$35,626,605

Asset Type	% of Net Assets
Purchased Options	116.19%
Short Term Investments	0.33
Total Investments	116.52
Liabilities in Excess of Other Assets	(16.52)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – OCTOBER

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	9/29/2023	$406.11	1,900	$(73,379,900)	$(5,865,117)
Total Options Written (Premiums Received $3,336,040)					$(5,865,117)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – JANUARY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 99.67% (a)(b)
CALL OPTIONS - 99.67%
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $474.96	260	$10,041,460	$2,596
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $3.76	130	5,020,730	4,947,999
TOTAL PURCHASED OPTIONS (Cost $6,618,275)			4,950,595
	Principal Amount
SHORT TERM INVESTMENTS - 0.42%
Money Market Deposit Account - 0.42%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$21,028		21,028
TOTAL SHORT TERM INVESTMENTS (Cost $21,028)			21,028

Total Investments (Cost $6,639,303) - 100.09%			4,971,623
Liabilities in Excess of Other Assets - (0.09)%			(4,305)
TOTAL NET ASSETS - 100.00%			$4,967,318

Asset Type	% of Net Assets
Purchased Options	99.67%
Short Term Investments	0.42
Total Investments	100.09
Liabilities in Excess of Other Assets	(0.09)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – JANUARY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	12/30/2022	$499.47	390	$(15,062,190)	$(968)
Total Options Written (Premiums Received $396,583)					$(968)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – APRIL

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.32% (a)(b)
CALL OPTIONS - 100.32%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2023, Strike Price $451.64	194	$7,492,474	$67,441
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2023, Strike Price $3.59	97	3,746,237	3,679,127
TOTAL PURCHASED OPTIONS (Cost $5,057,885)			3,746,568
	Principal Amount
SHORT TERM INVESTMENTS - 0.59%
Money Market Deposit Account - 0.59%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$22,210		22,210
TOTAL SHORT TERM INVESTMENTS (Cost $22,210)			22,210

Total Investments (Cost $5,080,095) - 100.91%			3,768,778
Liabilities in Excess of Other Assets - (0.91)%			(33,892)
TOTAL NET ASSETS - 100.00%			$3,734,886

Asset Type	% of Net Assets
Purchased Options	100.32%
Short Term Investments	0.59
Total Investments	100.91
Liabilities in Excess of Other Assets	(0.91)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – APRIL

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/31/2023	$477.97	291	$(11,238,711)	$(31,758)
Total Options Written (Premiums Received $710,604)					$(31,758)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – JULY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 118.10% (a)(b)
CALL OPTIONS - 118.10%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $377.25	656	$25,335,376	$2,622,236
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $3.75	328	12,667,688	12,380,436
TOTAL PURCHASED OPTIONS (Cost $15,127,188)			15,002,672
	Principal Amount
SHORT TERM INVESTMENTS - 0.46%
Money Market Deposit Account - 0.46%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$57,937		57,937
TOTAL SHORT TERM INVESTMENTS (Cost $57,937)			57,937

Total Investments (Cost $15,185,125) - 118.56%			15,060,609
Liabilities in Excess of Other Assets - (18.56)%			(2,358,025)
TOTAL NET ASSETS - 100.00%			$12,702,584

Asset Type	% of Net Assets
Purchased Options	118.10%
Short Term Investments	0.46
Total Investments	118.56
Liabilities in Excess of Other Assets	(18.56)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – JULY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2023	$406.41	984	$(38,003,064)	$(2,347,476)
Total Options Written (Premiums Received $2,589,013)					$(2,347,476)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – OCTOBER

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 132.89% (a)(b)
CALL OPTIONS - 132.89%
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $357.18	810	$31,283,010	$4,851,889
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $3.53	405	15,641,505	15,224,695
TOTAL PURCHASED OPTIONS (Cost $17,800,746)			20,076,584
	Principal Amount
SHORT TERM INVESTMENTS - 0.32%
Money Market Deposit Account - 0.32%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$49,000		49,000
TOTAL SHORT TERM INVESTMENTS (Cost $49,000)			49,000

Total Investments (Cost $17,849,746) - 133.21%			20,125,584
Liabilities in Excess of Other Assets - (33.21)%			(5,017,401)
TOTAL NET ASSETS - 100.00%			$15,108,183

Asset Type	% of Net Assets
Purchased Options	132.89%
Short Term Investments	0.32
Total Investments	133.21
Liabilities in Excess of Other Assets	(33.21)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – OCTOBER

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	9/29/2023	$386.90	1,215	$(46,924,515)	$(5,010,997)
Total Options Written (Premiums Received $3,415,465)					$(5,010,997)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – JANUARY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 110.77% (a)(b)
CALL OPTIONS - 89.96%
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $474.97	338	$13,053,898	$3,376
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $3.86	338	13,053,898	12,861,437
			12,864,813
PUT OPTIONS - 20.81%
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $474.99	338	13,053,898	2,976,321
			2,976,321
TOTAL PURCHASED OPTIONS (Cost $17,790,267)			15,841,134
	Principal Amount
SHORT TERM INVESTMENTS - 0.33%
Money Market Deposit Account - 0.33%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$46,493		46,493
TOTAL SHORT TERM INVESTMENTS (Cost $46,493)			46,493

Total Investments (Cost $17,836,760) - 111.10%			15,887,627
Liabilities in Excess of Other Assets - (11.10)%			(1,587,637)
TOTAL NET ASSETS - 100.00%			$14,299,990

Asset Type	% of Net Assets
Purchased Options	110.77%
Short Term Investments	0.33
Total Investments	111.10
Liabilities in Excess of Other Assets	(11.10)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – JANUARY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	12/30/2022	$500.09	676	$(26,107,796)	$(1,697)
					(1,697)
Put Options
SPY SPDR S&P 500® Trust ETF	12/30/2022	432.23	338	(13,053,898)	(1,576,454)
					(1,576,454)
Total Options Written (Premiums Received $1,601,190)					$(1,578,151)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – APRIL

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 108.52% (a)(b)
CALL OPTIONS - 92.91%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2023, Strike Price $451.65	476	$18,383,596	$165,406
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2023, Strike Price $3.64	476	18,383,596	18,051,935
			18,217,341
PUT OPTIONS - 15.61%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2023, Strike Price $451.67	476	18,383,596	3,060,305
			3,060,305
TOTAL PURCHASED OPTIONS (Cost $24,756,017)			21,277,646
	Principal Amount
SHORT TERM INVESTMENTS - 0.43%
Money Market Deposit Account - 0.43%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$83,783		83,783
TOTAL SHORT TERM INVESTMENTS (Cost $83,783)			83,783

Total Investments (Cost $24,839,800) - 108.95%			21,361,429
Liabilities in Excess of Other Assets - (8.95)%			(1,755,011)
TOTAL NET ASSETS - 100.00%			$19,606,418

Asset Type	% of Net Assets
Purchased Options	108.52%
Short Term Investments	0.43
Total Investments	108.95
Liabilities in Excess of Other Assets	(8.95)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – APRIL

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/31/2023	$480.14	952	$(36,767,192)	$(94,148)
					(94,148)
Put Options
SPY SPDR S&P 500® Trust ETF	3/31/2023	411.01	476	(18,383,596)	(1,646,156)
					(1,646,156)
Total Options Written (Premiums Received $2,923,797)					$(1,740,304)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – JULY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 114.75% (a)(b)
CALL OPTIONS - 108.63%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $377.26	839	$32,403,019	$3,353,245
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $3.80	839	32,403,019	31,664,180
			35,017,425
PUT OPTIONS - 6.12%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $377.27	839	32,403,019	1,973,724
			1,973,724
TOTAL PURCHASED OPTIONS (Cost $39,692,032)			36,991,149
	Principal Amount
SHORT TERM INVESTMENTS - 0.38%
Money Market Deposit Account - 0.38%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$122,029		122,029
TOTAL SHORT TERM INVESTMENTS (Cost $122,029)			122,029

Total Investments (Cost $39,814,061) - 115.13%			37,113,178
Liabilities in Excess of Other Assets - (15.13)%			(4,876,224)
TOTAL NET ASSETS - 100.00%			$32,236,954

Asset Type	% of Net Assets
Purchased Options	114.75%
Short Term Investments	0.38
Total Investments	115.13
Liabilities in Excess of Other Assets	(15.13)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – JULY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2023	$410.30	1,678	$(64,806,038)	$(3,701,021)
					(3,701,021)
Put Options
SPY SPDR S&P 500® Trust ETF	6/30/2023	343.31	839	(32,403,019)	(1,150,140)
					(1,150,140)
Total Options Written (Premiums Received $5,790,350)					$(4,851,161)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – OCTOBER

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 123.75% (a)(b)
CALL OPTIONS - 118.07%
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $357.19	975	$37,655,475	$5,793,450
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $3.54	975	37,655,475	36,651,225
			42,444,675
PUT OPTIONS - 5.68%
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $357.20	975	37,655,475	2,040,675
			2,040,675
TOTAL PURCHASED OPTIONS (Cost $41,914,759)			44,485,350
	Principal Amount
SHORT TERM INVESTMENTS - 0.25%
Money Market Deposit Account - 0.25%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$91,308		91,308
TOTAL SHORT TERM INVESTMENTS (Cost $91,308)			91,308

Total Investments (Cost $42,006,067) - 124.00%			44,576,658
Liabilities in Excess of Other Assets - (24.00)%			(8,628,676)
TOTAL NET ASSETS - 100.00%			$35,947,982

Asset Type	% of Net Assets
Purchased Options	123.75%
Short Term Investments	0.25
Total Investments	124.00
Liabilities in Excess of Other Assets	(24.00)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – OCTOBER

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	9/29/2023	$392.90	1,950	$(75,310,950)	$(7,326,150)
					(7,326,150)
Put Options
SPY SPDR S&P 500® Trust ETF	9/29/2023	325.04	975	(37,655,475)	(1,308,450)
					(1,308,450)
Total Options Written (Premiums Received $7,111,030)					$(8,634,600)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED PLUS ETF – JANUARY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 99.63% (a)(b)
CALL OPTIONS - 99.63%
QQQ Investco QQQ Trust Series 1, Expires 12/30/2022, Strike Price $397.87	320	$8,894,400	$660
QQQ Investco QQQ Trust Series 1, Expires 12/30/2022, Strike Price $3.19	160	4,447,200	4,384,623
TOTAL PURCHASED OPTIONS (Cost $7,069,395)			4,385,283
	Principal Amount
SHORT TERM INVESTMENTS - 0.44%
Money Market Deposit Account - 0.44%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$19,502		19,502
TOTAL SHORT TERM INVESTMENTS (Cost $19,502)			19,502

Total Investments (Cost $7,088,897) - 100.07%			4,404,785
Liabilities in Excess of Other Assets - (0.07)%			(3,357)
TOTAL NET ASSETS - 100.00%			$4,401,428

Asset Type	% of Net Assets
Purchased Options	99.63%
Short Term Investments	0.44
Total Investments	100.07
Liabilities in Excess of Other Assets	(0.07)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED PLUS ETF – JANUARY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Investco QQQ Trust Series 1	12/30/2022	$424.78	480	$(13,341,600)	$(512)
Total Options Written (Premiums Received $354,660)					$(512)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED PLUS ETF – APRIL

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 99.92% (a)(b)
CALL OPTIONS - 99.92%
QQQ Investco QQQ Trust Series 1, Expires 3/31/2023, Strike Price $362.54	508	$14,119,860	$65,815
QQQ Investco QQQ Trust Series 1, Expires 3/31/2023, Strike Price $2.91	254	7,059,930	6,951,557
TOTAL PURCHASED OPTIONS (Cost $11,073,815)			7,017,372
	Principal Amount
SHORT TERM INVESTMENTS - 0.64%
Money Market Deposit Account - 0.64%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$45,290		45,290
TOTAL SHORT TERM INVESTMENTS (Cost $45,290)			45,290

Total Investments (Cost $11,119,105) - 100.56%			7,062,662
Liabilities in Excess of Other Assets - (0.56)%			(39,768)
TOTAL NET ASSETS - 100.00%			$7,022,894

Asset Type	% of Net Assets
Purchased Options	99.92%
Short Term Investments	0.64
Total Investments	100.56
Liabilities in Excess of Other Assets	(0.56)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED PLUS ETF – APRIL

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Investco QQQ Trust Series 1	3/31/2023	$388.24	762	$(21,179,790)	$(35,462)
Total Options Written (Premiums Received $1,936,087)					$(35,462)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED PLUS ETF – JULY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 118.47% (a)(b)
CALL OPTIONS - 118.47%
QQQ Investco QQQ Trust Series 1, Expires 6/30/2023, Strike Price $280.28	1,288	$35,799,960	$3,728,486
QQQ Investco QQQ Trust Series 1, Expires 6/30/2023, Strike Price $2.81	644	17,899,980	17,586,680
TOTAL PURCHASED OPTIONS (Cost $24,193,681)			21,315,166
	Principal Amount
SHORT TERM INVESTMENTS - 0.31%
Money Market Deposit Account - 0.31%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$55,749		55,749
TOTAL SHORT TERM INVESTMENTS (Cost $55,749)			55,749

Total Investments (Cost $24,249,430) - 118.78%			21,370,915
Liabilities in Excess of Other Assets - (18.78)%			(3,378,715)
TOTAL NET ASSETS - 100.00%			$17,992,200

Asset Type	% of Net Assets
Purchased Options	118.47%
Short Term Investments	0.31
Total Investments	118.78
Liabilities in Excess of Other Assets	(18.78)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED PLUS ETF – JULY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Investco QQQ Trust Series 1	6/30/2023	$304.97	1,932	$(53,699,940)	$(3,366,914)
Total Options Written (Premiums Received $4,997,977)					$(3,366,914)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED PLUS ETF – OCTOBER

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 130.50% (a)(b)
CALL OPTIONS - 130.50%
QQQ Investco QQQ Trust Series 1, Expires 9/29/2023, Strike Price $267.27	440	$12,229,800	$1,859,412
QQQ Investco QQQ Trust Series 1, Expires 9/29/2023, Strike Price $2.68	220	6,114,900	5,995,302
TOTAL PURCHASED OPTIONS (Cost $7,407,793)			7,854,714
	Principal Amount
SHORT TERM INVESTMENTS - 0.47%
Money Market Deposit Account - 0.47%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$28,566		28,566
TOTAL SHORT TERM INVESTMENTS (Cost $28,566)			28,566

Total Investments (Cost $7,436,359) - 130.97%			7,883,280
Liabilities in Excess of Other Assets - (30.97)%			(1,863,966)
TOTAL NET ASSETS - 100.00%			$6,019,314

Asset Type	% of Net Assets
Purchased Options	130.50%
Short Term Investments	0.47
Total Investments	130.97
Liabilities in Excess of Other Assets	(30.97)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED PLUS ETF – OCTOBER

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Investco QQQ Trust Series 1	9/29/2023	$293.18	660	$(18,344,700)	$(1,861,216)
Total Options Written (Premiums Received $1,582,911)					$(1,861,216)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DEFINED WEALTH SHIELD ETF

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.37% (a)(b)
CALL OPTIONS - 105.77%
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $0.89	7,072	$273,127,712	$271,267,776
			271,267,776
PUT OPTIONS - 1.60%
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $357.18	7,072	273,127,712	4,101,760
			4,101,760
TOTAL PURCHASED OPTIONS (Cost $264,495,474)			275,369,536
	Principal Amount
SHORT TERM INVESTMENTS - 0.13%
Money Market Deposit Account - 0.13%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$323,559		323,559
TOTAL SHORT TERM INVESTMENTS (Cost $323,559)			323,559

Total Investments (Cost $264,819,033) - 107.50%			275,693,095
Liabilities in Excess of Other Assets - (7.50)%			(19,231,027)
TOTAL NET ASSETS - 100.00%			$256,462,068

Asset Type	% of Net Assets
Purchased Options	107.37%
Short Term Investments	0.13
Total Investments	107.50
Liabilities in Excess of Other Assets	(7.50)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DEFINED WEALTH SHIELD ETF

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	12/30/2022	$369.15	7,072	$(273,127,712)	$(18,733,728)
					(18,733,728)
Put Options
SPY SPDR S&P 500® Trust ETF	12/30/2022	285.74	7,072	(273,127,712)	(374,816)
					(374,816)
Total Options Written (Premiums Received $12,157,666)					$(19,108,544)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – QUARTERLY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 110.33% (a)(b)
CALL OPTIONS - 110.33%
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $357.18	301	$11,624,921	$1,079,685
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $0.90	301	11,624,921	11,542,042
TOTAL PURCHASED OPTIONS (Cost $11,300,401)			12,621,727
	Principal Amount
SHORT TERM INVESTMENTS - 0.41%
Money Market Deposit Account - 0.41%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$46,888		46,888
TOTAL SHORT TERM INVESTMENTS (Cost $46,888)			46,888

Total Investments (Cost $11,347,289) - 110.74%			12,668,615
Liabilities in Excess of Other Assets - (10.74)%			(1,228,530)
TOTAL NET ASSETS - 100.00%			$11,440,085

Asset Type	% of Net Assets
Purchased Options	110.33%
Short Term Investments	0.41
Total Investments	110.74
Liabilities in Excess of Other Assets	(10.74)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – QUARTERLY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	12/30/2022	$378.65	602	$(23,249,842)	$(1,221,385)
Total Options Written (Premiums Received $549,804)					$(1,221,385)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED ETF – QUARTERLY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.25% (a)(b)
CALL OPTIONS - 107.25%
QQQ Investco QQQ Trust Series 1, Expires 12/30/2022, Strike Price $267.26	652	$18,122,340	$1,345,212
QQQ Investco QQQ Trust Series 1, Expires 12/30/2022, Strike Price $0.67	652	18,122,340	18,030,565
TOTAL PURCHASED OPTIONS (Cost $18,532,447)			19,375,777
	Principal Amount
SHORT TERM INVESTMENTS - 0.07%
Money Market Deposit Account - 0.07%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$12,513		12,513
TOTAL SHORT TERM INVESTMENTS (Cost $12,513)			12,513

Total Investments (Cost $18,544,960) - 107.32%			19,388,290
Liabilities in Excess of Other Assets - (7.32)%			(1,321,397)
TOTAL NET ASSETS - 100.00%			$18,066,893

Asset Type	% of Net Assets
Purchased Options	107.25%
Short Term Investments	0.07
Total Investments	107.32
Liabilities in Excess of Other Assets	(7.32)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED ETF – QUARTERLY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Investco QQQ Trust Series 1	12/30/2022	$286.26	1,304	$(36,244,680)	$(1,309,343)
Total Options Written (Premiums Received $1,144,887)					$(1,309,343)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2022

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator International Developed Power Buffer ETF - January	Innovator International Developed Power Buffer ETF - April	Innovator International Developed Power Buffer ETF - July	Innovator International Developed Power Buffer ETF - October

$73,778,929	$46,489,838	$197,088,334	$99,482,739
371	557	901	299
138	200	226	99
73,779,438	46,490,595	197,089,461	99,483,137

8,044,360	3,217,700	8,201,782	5,080,822
47,512	36,428	131,110	47,757
8,091,872	3,254,128	8,332,892	5,128,579
$65,687,566	$43,236,467	$188,756,569	$94,354,558

$79,077,775	$51,909,115	$205,877,495	$94,293,384
(13,390,209)	(8,672,648)	(17,120,926)	61,174
$65,687,566	$43,236,467	$188,756,569	$94,354,558

$65,687,566	$43,236,467	$188,756,569	$94,354,558
2,725,000	1,925,000	8,550,000	4,250,000
$24.11	$22.46	$22.08	$22.20

$77,738,371	$47,103,547	$199,974,538	$96,829,275
3,873,721	2,610,705	9,304,286	4,999,090

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2022

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Emerging Markets Power Buffer ETF - January	Innovator Emerging Markets Power Buffer ETF - April	Innovator Emerging Markets Power Buffer ETF - July	Innovator Emerging Markets Power Buffer ETF - October

$66,605,522	$34,621,970	$59,042,308	$27,297,103
369	410	222	78
93	147	203	101
66,605,984	34,622,527	59,042,733	27,297,282

10,647,020	3,939,456	4,359,262	1,652,821
44,403	27,240	40,672	16,116
10,691,423	3,966,696	4,399,934	1,668,937
$55,914,561	$30,655,831	$54,642,799	$25,628,345

$70,952,860	$40,363,519	$71,382,679	$27,660,488
(15,038,299)	(9,707,688)	(16,739,880)	(2,032,143)
$55,914,561	$30,655,831	$54,642,799	$25,628,345

$55,914,561	$30,655,831	$54,642,799	$25,628,345
2,275,000	1,425,000	2,575,000	1,250,000
$24.58	$21.51	$21.22	$20.50

$72,039,470	$37,435,620	$62,067,559	$27,723,472
5,039,590	2,227,226	3,926,078	1,557,877

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2022

Assets:
Investments, at value (a)
Interest receivable
ETF variable fee receivable
Receivable for investments sold
Receivable for fund shares sold
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Payable for investments purchased
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Growth-100 Power Buffer ETF - January	Innovator Growth-100 Power Buffer ETF - April	Innovator Growth-100 Power Buffer ETF - July	Innovator Growth-100 Power Buffer ETF - October

$97,570,631	$58,891,667	$126,415,807	$88,483,210
456	529	753	448
–	–	538	–
–	–	69,447	–
–	–	1,076,398	–
182	200	156	98
97,571,269	58,892,396	127,563,099	88,483,756

14,737,979	5,990,551	7,979,202	7,471,328
55,806	35,920	79,813	47,570
–	–	1,100,232	–
14,793,785	6,026,471	9,159,247	7,518,898
$82,777,484	$52,865,925	$118,403,852	$80,964,858

$114,940,543	$61,348,298	$132,483,580	$87,499,382
(32,163,059)	(8,482,373)	(14,079,728)	(6,534,524)
$82,777,484	$52,865,925	$118,403,852	$80,964,858

$82,777,484	$52,865,925	$118,403,852	$80,964,858
2,325,000	1,525,000	2,750,000	2,295,000
$35.60	$34.67	$43.06	$35.28

$105,133,337	$62,582,200	$130,288,828	$87,484,965
9,069,044	5,892,528	12,546,787	7,656,907

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2022

Assets:
Investments, at value (a)
Interest receivable
ETF variable fee receivable
Receivable for investments sold
Receivable for fund shares sold
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable for fund shares redeemed
Payable to Adviser
Payable for investments purchased
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Small Cap Power Buffer ETF - January	Innovator U.S. Small Cap Power Buffer ETF - April	Innovator U.S. Small Cap Power Buffer ETF - July	Innovator U.S. Small Cap Power Buffer ETF - October

$83,900,139	$89,087,689	$84,390,007	$80,200,595
508	824	469	296
–	–	–	6,659
8,771,587	1,351,145	–	1,323,424
–	–	–	13,318,620
165	202	195	101
92,672,399	90,439,860	84,390,671	94,849,695

4,337,248	4,188,576	6,006,100	7,259,595
8,327,632	1,276,010	–	–
62,168	56,789	49,695	32,935
454,412	63,762	–	14,619,670
13,181,460	5,585,137	6,055,795	21,912,200
$79,490,939	$84,854,723	$78,334,876	$72,937,495

$95,729,685	$96,249,331	$94,073,355	$75,636,496
(16,238,746)	(11,394,608)	(15,738,479)	(2,699,001)
$79,490,939	$84,854,723	$78,334,876	$72,937,495

$79,490,939	$84,854,723	$78,334,876	$72,937,495
2,625,000	3,325,000	3,200,000	2,875,000
$30.28	$25.52	$24.48	$25.37

$89,941,439	$95,558,317	$81,108,550	$76,611,712
6,965,534	6,836,424	6,214,860	6,230,215

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2022

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Double Stacker ETF - January	Innovator Double Stacker ETF - October	Innovator Triple Stacker ETF - January	Innovator Triple Stacker ETF - October

$3,032,198	$4,702,716	$5,997,791	$7,192,260
55	82	49	38
104	100	105	107
3,032,357	4,702,898	5,997,945	7,192,405

190	679,037	4,280	1,912,783
2,230	2,954	4,431	3,564
2,420	681,991	8,711	1,916,347
$3,029,937	$4,020,907	$5,989,234	$5,276,058

$5,022,624	$10,582,491	$18,732,021	$14,698,598
(1,992,687)	(6,561,584)	(12,742,787)	(9,422,540)
$3,029,937	$4,020,907	$5,989,234	$5,276,058

$3,029,937	$4,020,907	$5,989,234	$5,276,058
125,000	150,000	250,000	200,000
$24.24	$26.81	$23.96	$26.38

$4,040,990	$4,324,285	$8,676,769	$6,310,411
312,057	471,501	1,303,254	1,265,040

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2022

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Double Stacker 9 Buffer ETF - January	Innovator Double Stacker 9 Buffer ETF - October	Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly

$9,094,657	$17,801,798	$36,062,129	$20,381,499
108	99	129	38
47	100	101	200
9,094,812	17,801,997	36,062,359	20,381,737

900,367	3,442,423	3,844,570	25,480
4,840	9,474	13,562	8,873
905,207	3,451,897	3,858,132	34,353
$8,189,605	$14,350,100	$32,204,227	$20,347,384

$13,654,011	$30,126,850	$35,605,242	$22,909,107
(5,464,406)	(15,776,750)	(3,401,015)	(2,561,723)
$8,189,605	$14,350,100	$32,204,227	$20,347,384

$8,189,605	$14,350,100	$32,204,227	$20,347,384
325,000	525,000	1,725,000	1,025,000
$25.20	$27.33	$18.67	$19.85

$9,959,446	$16,826,081	$36,668,223	$20,909,816
1,491,221	2,920,753	3,020,156	233,448

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2022

Assets:
Investments, at value (a)
Interest receivable
Receivable for investments sold
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable for fund shares redeemed
Payable to Adviser
Payable for investments purchased
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated ETF - January	Innovator U.S. Equity Accelerated ETF - April	Innovator U.S. Equity Accelerated ETF - July	Innovator U.S. Equity Accelerated ETF - October

$3,976,324	$3,768,408	$3,761,293	$41,514,617
41	64	99	256
–	–	1,253,989	–
1	200	3	100
3,976,366	3,768,672	5,015,384	41,514,973

209	10,729	286,046	5,865,117
–	–	1,157,490	–
2,550	2,660	2,972	23,251
–	–	96,429	–
2,759	13,389	1,542,937	5,888,368
$3,973,607	$3,755,283	$3,472,447	$35,626,605

$4,720,524	$4,405,705	$4,874,729	$41,367,898
(746,917)	(650,422)	(1,401,282)	(5,741,293)
$3,973,607	$3,755,283	$3,472,447	$35,626,605

$3,973,607	$3,755,283	$3,472,447	$35,626,605
200,000	150,000	150,000	1,700,000
$19.87	$25.04	$23.15	$20.96

$4,851,584	$4,742,074	$3,772,837	$37,052,934
152,714	333,973	298,659	3,336,040

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2022

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated Plus ETF - January	Innovator U.S. Equity Accelerated Plus ETF - April	Innovator U.S. Equity Accelerated Plus ETF - July	Innovator U.S. Equity Accelerated Plus ETF - October

$4,971,623	$3,768,778	$15,060,609	$20,125,584
55	55	150	104
–	201	13	105
4,971,678	3,769,034	15,060,772	20,125,793

968	31,758	2,347,476	5,010,997
3,392	2,390	10,712	6,613
4,360	34,148	2,358,188	5,017,610
$4,967,318	$3,734,886	$12,702,584	$15,108,183

$6,277,655	$5,659,469	$17,727,699	$16,103,644
(1,310,337)	(1,924,583)	(5,025,115)	(995,461)
$4,967,318	$3,734,886	$12,702,584	$15,108,183

$4,967,318	$3,734,886	$12,702,584	$15,108,183
250,000	150,000	550,000	725,000
$19.87	$24.90	$23.10	$20.84

$6,639,303	$5,080,095	$15,185,125	$17,849,746
396,583	710,604	2,589,013	3,415,465

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2022

Assets:
Investments, at value (a)
Interest receivable
ETF variable fee receivable
Receivable for investments sold
Receivable for fund shares sold
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Payable for investments purchased
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated 9 Buffer ETF - January	Innovator U.S. Equity Accelerated 9 Buffer ETF - April	Innovator U.S. Equity Accelerated 9 Buffer ETF - July	Innovator U.S. Equity Accelerated 9 Buffer ETF - October

$15,887,627	$21,361,429	$37,113,178	$44,576,658
124	225	274	166
–	–	–	856
–	–	–	407,070
–	–	–	1,711,800
–	201	19	100
15,887,751	21,361,855	37,113,471	46,696,650

1,578,151	1,740,304	4,851,161	8,634,600
9,610	15,133	25,356	14,975
–	–	–	2,099,093
1,587,761	1,755,437	4,876,517	10,748,668
$14,299,990	$19,606,418	$32,236,954	$35,947,982

$16,311,808	$23,271,660	$37,924,896	$37,731,232
(2,011,818)	(3,665,242)	(5,687,942)	(1,783,250)
$14,299,990	$19,606,418	$32,236,954	$35,947,982

$14,299,990	$19,606,418	$32,236,954	$35,947,982
650,000	775,000	1,275,000	1,575,000
$22.00	$25.30	$25.28	$22.82

$17,836,760	$24,839,800	$39,814,061	$42,006,067
1,601,190	2,923,797	5,790,350	7,111,030

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2022

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Growth Accelerated Plus ETF - January	Innovator Growth Accelerated Plus ETF - April	Innovator Growth Accelerated Plus ETF - July	Innovator Growth Accelerated Plus ETF - October

$4,404,785	$7,062,662	$21,370,915	$7,883,280
48	111	147	65
1	201	2	100
4,404,834	7,062,974	21,371,064	7,883,445

512	35,462	3,366,914	1,861,216
2,894	4,618	11,950	2,915
3,406	40,080	3,378,864	1,864,131
$4,401,428	$7,022,894	$17,992,200	$6,019,314

$6,775,965	$13,558,973	$25,774,273	$7,557,542
(2,374,537)	(6,536,079)	(7,782,073)	(1,538,228)
$4,401,428	$7,022,894	$17,992,200	$6,019,314

$4,401,428	$7,022,894	$17,992,200	$6,019,314
250,000	300,000	900,000	325,000
$17.61	$23.41	$19.99	$18.52

$7,088,897	$11,119,105	$24,249,430	$7,436,359
354,660	1,936,087	4,997,977	1,582,911

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2022

Assets:
Investments, at value (a)
Interest receivable
ETF variable fee receivable
Receivable for investments sold
Receivable for fund shares sold
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Payable for investments purchased
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Defined Wealth Shield ETF	Innovator U.S. Equity Accelerated ETF - Quarterly	Innovator Growth Accelerated ETF - Quarterly

$275,693,095	$12,668,615	$19,388,290
687	51	55
1,309	–	–
194,230	–	–
2,616,950	–	–
201	102	101
278,506,472	12,668,768	19,388,446

19,108,544	1,221,385	1,309,343
132,015	7,298	12,210
2,803,845	–	–
22,044,404	1,228,683	1,321,553
$256,462,068	$11,440,085	$18,066,893

$277,789,926	$15,759,173	$24,331,124
(21,327,858)	(4,319,088)	(6,264,231)
$256,462,068	$11,440,085	$18,066,893

$256,462,068	$11,440,085	$18,066,893
9,800,000	500,000	850,000
$26.17	$22.88	$21.26

$264,819,033	$11,347,289	$18,544,960
12,157,666	549,804	1,144,887

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2022

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator International Developed Power Buffer ETF - January	Innovator International Developed Power Buffer ETF - April	Innovator International Developed Power Buffer ETF - July	Innovator International Developed Power Buffer ETF - October

$1,868	$2,634	$1,862	$441
1,868	2,634	1,862	441

636,285	402,834	681,087	166,283
636,285	402,834	681,087	166,283
(634,417)	(400,200)	(679,225)	(165,842)

(4,328,436)	(5,298,844)	(12,429,901)	(968,632)
4,167,096	849,570	9,582,588	118,665
2,772,670	869,340	1,585,358	78,644
(377,605)	(1,637,405)	(2,306,945)	(1,394,201)

(5,814,010)	(789,209)	(3,000,404)	2,548,723
(5,788,644)	(1,100,062)	307,758	(146,036)
(9,368,929)	(7,106,610)	(6,261,546)	237,163
$(10,003,346)	$(7,506,810)	$(6,940,771)	$71,321

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2022

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Emerging Markets Power Buffer ETF - January	Innovator Emerging Markets Power Buffer ETF - April	Innovator Emerging Markets Power Buffer ETF - July	Innovator Emerging Markets Power Buffer ETF - October

$1,717	$1,864	$519	$152
1,717	1,864	519	152

758,031	343,568	337,991	79,451
758,031	343,568	337,991	79,451
(756,314)	(341,704)	(337,472)	(79,299)

(11,089,903)	(5,305,708)	(8,428,905)	(632,653)
(722,453)	2,686,457	5,867,882	62,401
133,500	720,674	986,627	46,322
7,690,572	715,944	(2,756,544)	(808,251)

2,124,039	(1,393,113)	(1,450,145)	(414,505)
(13,046,061)	(2,848,513)	(1,052,999)	(141,829)
(14,910,306)	(5,424,259)	(6,834,084)	(1,888,515)
$(15,666,620)	$(5,765,963)	$(7,171,556)	$(1,967,814)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2022

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Growth- 100 Power Buffer ETF - January	Innovator Growth-100 Power Buffer ETF - April	Innovator Growth- 100 Power Buffer ETF - July	Innovator Growth-100 Power Buffer ETF - October

$2,265	$2,123	$1,890	$879
2,265	2,123	1,890	879

831,841	401,638	564,644	520,940
831,841	401,638	564,644	520,940
(829,576)	(399,515)	(562,754)	(520,061)

(10,068,228)	(2,513,951)	(12,953,168)	(6,082,414)
18,959,529	2,640,609	6,861,415	459,566
3,777,186	2,750,154	2,281,179	414,726
(8,140,468)	(1,833,406)	(1,331,662)	(1,222,224)

(19,115,275)	(8,677,360)	(6,333,579)	(2,315,347)
(4,383,350)	1,908,619	5,196,942	1,448,187
(18,970,606)	(5,725,335)	(6,278,873)	(7,297,506)
$(19,800,182)	$(6,124,850)	$(6,841,627)	$(7,817,567)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2022

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Small Cap Power Buffer ETF - January	Innovator U.S. Small Cap Power Buffer ETF - April	Innovator U.S. Small Cap Power Buffer ETF - July	Innovator U.S. Small Cap Power Buffer ETF - October

$2,370	$3,316	$1,151	$603
2,370	3,316	1,151	603

858,322	683,989	515,955	320,681
858,322	683,989	515,955	320,681
(855,952)	(680,673)	(514,804)	(320,078)

(13,245,104)	(7,342,879)	(14,826,737)	(4,251,621)
11,154,585	825,769	9,873,372	248,031
7,462,534	7,231,416	2,079,260	161,208
1,161,437	333,858	(3,987,030)	(741,793)

(13,132,900)	(5,889,386)	3,613,025	2,787,947
(1,573,452)	(1,107,317)	(1,103,007)	(1,154,402)
(8,172,900)	(5,948,539)	(4,351,117)	(2,950,630)
$(9,028,852)	$(6,629,212)	$(4,865,921)	$(3,270,708)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2022

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Double Stacker ETF - January	Innovator Double Stacker ETF - October	Innovator Triple Stacker ETF - January	Innovator Triple Stacker ETF - October

$181	$217	$282	$168
181	217	282	168

39,325	55,771	146,508	81,919
39,325	55,771	146,508	81,919
(39,144)	(55,554)	(146,226)	(81,751)

67,712	(1,741,073)	(4,631,250)	(3,098,613)
1,636,823	20,960	11,117,071	13,322
93,020	57,842	2,200,177	305,284
(1,333,674)	520,765	(6,644,410)	1,494,496

(2,691,920)	(614,229)	(14,097,399)	(1,231,837)
1,251,090	359,671	8,577,866	796,342
(976,949)	(1,396,064)	(3,477,945)	(1,721,006)
$(1,016,093)	$(1,451,618)	$(3,624,171)	$(1,802,757)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2022

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Double Stacker 9 Buffer ETF - January	Innovator Double Stacker 9 Buffer ETF - October	Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly

$352	$253	$207	$78
352	253	207	78

91,701	143,022	59,138	67,607
91,701	143,022	59,138	67,607
(91,349)	(142,769)	(58,931)	(67,529)

(2,323,713)	(2,969,024)	(1,180,247)	(1,413,374)
4,124,022	(68,696)	752,711	(76,221)
607,399	239,455	23,286	103,277
(2,610,907)	1,425,276	(484,843)	204,787

(3,864,358)	(818,405)	(552,727)	(709,321)
2,606,484	700,909	(870,351)	246,619
(1,461,073)	(1,490,485)	(2,312,171)	(1,644,233)
$(1,552,422)	$(1,633,254)	$(2,371,102)	$(1,711,762)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended October 31, 2022

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a)	Since Commencement of Operations on December 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated ETF - January (a)	Innovator U.S. Equity Accelerated ETF - April	Innovator U.S. Equity Accelerated ETF - July	Innovator U.S. Equity Accelerated ETF - October

$154	$228	$275	$435
154	228	275	435

24,316	52,104	37,062	72,173
24,316	52,104	37,062	72,173
(24,162)	(51,876)	(36,787)	(71,738)

–	1,001,994	(1,365,662)	(7,838,392)
–	(100,818)	112,244	1,855
–	498,715	508,678	(4,685)
–	(548,497)	(5,474)	233,716

(875,261)	(2,555,542)	(376,663)	4,278,027
152,506	1,197,748	184,956	(2,429,691)
(722,755)	(506,400)	(941,921)	(5,759,170)
$(746,917)	$(558,276)	$(978,708)	$(5,830,908)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended October 31, 2022

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on December 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated Plus ETF - January (a)	Innovator U.S. Equity Accelerated Plus ETF - April	Innovator U.S. Equity Accelerated Plus ETF - July	Innovator U.S. Equity Accelerated Plus ETF - October

$219	$249	$422	$184
219	249	422	184

38,491	75,551	105,644	50,852
38,491	75,551	105,644	50,852
(38,272)	(75,302)	(105,222)	(50,668)

–	610,289	(5,271,226)	(2,406,874)
(426,717)	1,525,174	(398,287)	(886,205)
421,270	958,333	2,748,721	949,967
–	(1,838,337)	221,705	777,367

(1,667,680)	(3,198,889)	(1,262,919)	2,096,224
395,615	2,039,593	993,667	(1,473,460)
(1,277,512)	96,163	(2,968,339)	(942,981)
$(1,315,784)	$20,861	$(3,073,561)	$(993,649)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended October 31, 2022

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on December 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated 9 Buffer ETF - January (a)	Innovator U.S. Equity Accelerated 9 Buffer ETF - April	Innovator U.S. Equity Accelerated 9 Buffer ETF - July	Innovator U.S. Equity Accelerated 9 Buffer ETF - October

$465	$1,050	$746	$261
465	1,050	746	261

86,189	184,677	158,569	68,732
86,189	184,677	158,569	68,732
(85,724)	(183,627)	(157,823)	(68,471)

–	175,783	(3,479,538)	(2,309,214)
439,875	745,777	573,432	790,054
363,484	1,708,043	3,503,014	929,564
–	(1,389,065)	(303,223)	(459,544)

(1,949,133)	(6,444,099)	(3,459,157)	2,299,466
23,039	3,518,834	1,390,287	(1,340,367)
(1,122,735)	(1,684,727)	(1,775,185)	(90,041)
$(1,208,459)	$(1,868,354)	$(1,933,008)	$(158,512)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended October 31, 2022

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on December 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Growth Accelerated Plus ETF - January (a)	Innovator Growth Accelerated Plus ETF - April	Innovator Growth Accelerated Plus ETF - July	Innovator Growth Accelerated Plus ETF - October

$217	$447	$358	$124
217	447	358	124

44,790	103,262	104,430	36,475
44,790	103,262	104,430	36,475
(44,573)	(102,815)	(104,072)	(36,351)

–	(1,954,567)	(6,437,575)	(2,581,041)
(920,665)	188,134	(266,445)	(615,466)
863,874	4,412,741	3,044,676	653,779
–	(2,347,338)	(4,818)	905,527

(2,684,113)	(6,862,302)	(3,950,457)	53,998
354,149	5,348,486	2,269,958	(4,774)
(2,386,755)	(1,214,846)	(5,344,661)	(1,587,977)
$(2,431,328)	$(1,317,661)	$(5,448,733)	$(1,624,328)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2022

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Defined Wealth Shield ETF	Innovator U.S. Equity Accelerated ETF - Quarterly	Innovator Growth Accelerated ETF - Quarterly

$1,692	$202	$194
1,692	202	194

796,873	91,953	116,347
796,873	91,953	116,347
(795,181)	(91,751)	(116,153)

(30,785,348)	(3,359,420)	(6,572,650)
18,857,496	1,887,836	1,462,144
5,655,584	268,782	654,828
6,489,506	(959,436)	(23,553)

9,854,709	(154,381)	(1,022,533)
(6,079,121)	234,299	890,445
3,992,826	(2,082,320)	(4,611,319)
$3,197,645	$(2,174,071)	$(4,727,472)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator International Developed Power Buffer ETF - January
	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment income/(loss)	$(634,417)	$(639,373)
Net realized gain/(loss)	2,233,725	(129,492)
Net change in unrealized appreciation/(depreciation)	(11,602,654)	9,423,414
Net Increase/(Decrease) in Net Assets Resulting from Operations	(10,003,346)	8,654,549

Capital Share Transactions:
Proceeds from shares sold	99,555,597	117,183,723
Cost of shares redeemed	(81,343,988)	(120,840,580)
Transaction fees (see Note 5)	29,709	37,205
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	18,241,318	(3,619,652)
Total Increase/(Decrease) in Net Assets	$8,237,972	$5,034,897

Net Assets:
Beginning of the period	$57,449,594	$52,414,697
End of the period	$65,687,566	$57,449,594

Change in Shares Outstanding:
Shares sold	3,725,000	4,650,000
Shares redeemed	(3,125,000)	(4,725,000)
Net Increase/(Decrease)	600,000	(75,000)

(a)	Since Commencement of Operations on March 31, 2021.
(b)	Since Commencement of Operations on September 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator International Developed Power Buffer ETF - April		Innovator International Developed Power Buffer ETF - July		Innovator International Developed Power Buffer ETF - October
Year Ended October 31, 2022	Period Ended October 31, 2021 (a)	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Period Ended October 31, 2021 (b)

$(400,200)	$(107,854)	$(679,225)	$(442,845)	$(165,842)	$(4,901)
(5,217,339)	(83,171)	(3,568,900)	4,876,158	(2,165,524)	–
(1,889,271)	668,567	(2,692,646)	737,007	2,402,687	169,045
(7,506,810)	477,542	(6,940,771)	5,170,320	71,321	164,144

116,462,668	27,887,895	222,082,910	55,548,080	88,356,625	9,359,728
(85,837,085)	(8,335,145)	(82,609,017)	(74,492,673)	(3,641,725)	–
70,891	16,511	82,748	31,757	43,222	1,243
30,696,474	19,569,261	139,556,641	(18,912,836)	84,758,122	9,360,971
$23,189,664	$20,046,803	$132,615,870	$(13,742,516)	$84,829,443	$9,525,115

$20,046,803	$–	$56,140,699	$69,883,215	$9,525,115	$–
$43,236,467	$20,046,803	$188,756,569	$56,140,699	$94,354,558	$9,525,115

4,825,000	1,100,000	9,925,000	2,275,000	4,025,000	375,000
(3,675,000)	(325,000)	(3,650,000)	(3,075,000)	(150,000)	–
1,150,000	775,000	6,275,000	(800,000)	3,875,000	375,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator Emerging Markets Power Buffer ETF - January
	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment income/(loss)	$(756,314)	$(845,506)
Net realized gain/(loss)	(3,988,284)	142,266
Net change in unrealized appreciation/(depreciation)	(10,922,022)	3,517,067
Net Increase/(Decrease) in Net Assets Resulting from Operations	(15,666,620)	2,813,827

Capital Share Transactions:
Proceeds from shares sold	18,399,455	153,950,840
Cost of shares redeemed	(53,166,152)	(78,448,160)
Transaction fees (see Note 5)	28,194	63,524
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(34,738,503)	75,566,204
Total Increase/(Decrease) in Net Assets	$(50,405,123)	$78,380,031

Net Assets:
Beginning of the period	$106,319,684	$27,939,653
End of the period	$55,914,561	$106,319,684

Change in Shares Outstanding:
Shares sold	625,000	5,150,000
Shares redeemed	(1,900,000)	(2,625,000)
Net Increase/(Decrease)	(1,275,000)	2,525,000

(a) Since Commencement of Operations on March 31, 2021.

(b) Since Commencement of Operations on September 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Emerging Markets Power Buffer ETF - April		Innovator Emerging Markets Power Buffer ETF - July		Innovator Emerging Markets Power Buffer ETF - October
Year Ended October 31, 2022	Period Ended October 31, 2021 (a)	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Period Ended October 31, 2021 (b)

$(341,704)	$(135,817)	$(337,472)	$(246,717)	$(79,299)	$(2,576)
(1,182,633)	(259,419)	(4,330,940)	2,059,886	(1,332,181)	–
(4,241,626)	(284,255)	(2,503,144)	(1,622,015)	(556,334)	35,021
(5,765,963)	(679,491)	(7,171,556)	191,154	(1,967,814)	32,445

59,000,490	39,049,253	62,185,197	28,219,658	23,128,578	5,013,670
(56,630,658)	(4,355,405)	(41,632,505)	(22,384,255)	(590,100)	–
20,970	16,635	24,537	13,475	10,934	632
2,390,802	34,710,483	20,577,229	5,848,878	22,549,412	5,014,302
$(3,375,161)	$34,030,992	$13,405,673	$6,040,032	$20,581,598	$5,046,747

$34,030,992	$–	$41,237,126	$35,197,094	$5,046,747	$–
$30,655,831	$34,030,992	$54,642,799	$41,237,126	$25,628,345	$5,046,747

2,475,000	1,550,000	2,750,000	1,075,000	1,075,000	200,000
(2,425,000)	(175,000)	(1,775,000)	(850,000)	(25,000)	–
50,000	1,375,000	975,000	225,000	1,050,000	200,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator Growth-100 Power Buffer ETF - January
	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment income/(loss)	$(829,576)	$(743,793)
Net realized gain/(loss)	4,528,019	(25,357,578)
Net change in unrealized appreciation/(depreciation)	(23,498,625)	37,986,539
Net Increase/(Decrease) in Net Assets Resulting from Operations	(19,800,182)	11,885,168

Capital Share Transactions:
Proceeds from shares sold	150,131,645	93,359,980
Cost of shares redeemed	(134,907,370)	(57,334,337)
Transaction fees (see Note 5)	56,240	71,233
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	15,280,515	36,096,876
Total Increase/(Decrease) in Net Assets	$(4,519,667)	$47,982,044

Net Assets:
Beginning of the period	$87,297,151	$39,315,107
End of the period	$82,777,484	$87,297,151

Change in Shares Outstanding:
Shares sold	3,600,000	2,450,000
Shares redeemed	(3,350,000)	(1,425,000)
Net Increase/(Decrease)	250,000	1,025,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Growth-100 Power Buffer ETF - April		Innovator Growth-100 Power Buffer ETF - July		Innovator Growth-100 Power Buffer ETF - October
Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021

$(399,515)	$(259,193)	$(562,754)	$(353,207)	$(520,061)	$(473,273)
1,043,406	(5,192,739)	(5,142,236)	(8,900,142)	(6,430,346)	8,113,007
(6,768,741)	8,891,577	(1,136,637)	15,325,242	(867,160)	2,671,177
(6,124,850)	3,439,645	(6,841,627)	6,071,893	(7,817,567)	10,310,911

80,087,048	45,954,157	156,075,852	43,936,683	43,011,748	105,332,633
(62,385,170)	(23,886,215)	(86,882,000)	(51,069,408)	(32,185,163)	(78,309,172)
35,216	28,936	65,452	35,903	27,345	28,393
17,737,094	22,096,878	69,259,304	(7,096,822)	10,853,930	27,051,854
$11,612,244	$25,536,523	$62,417,677	$(1,024,929)	$3,036,363	$37,362,765

$41,253,681	$15,717,158	$55,986,175	$57,011,104	$77,928,495	$40,565,730
$52,865,925	$41,253,681	$118,403,852	$55,986,175	$80,964,858	$77,928,495

2,125,000	1,275,000	3,550,000	950,000	1,190,000	2,765,000
(1,675,000)	(650,000)	(1,975,000)	(1,125,000)	(840,000)	(2,030,000)
450,000	625,000	1,575,000	(175,000)	350,000	735,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Small Cap Power Buffer ETF - January
	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment income/(loss)	$(855,952)	$(816,225)
Net realized gain/(loss)	6,533,452	(15,176,409)
Net change in unrealized appreciation/(depreciation)	(14,706,352)	37,851,116
Net Increase/(Decrease) in Net Assets Resulting from Operations	(9,028,852)	21,858,482

Capital Share Transactions:
Proceeds from shares sold	147,439,086	76,744,195
Cost of shares redeemed	(143,934,103)	(179,357,805)
Transaction fees (see Note 5)	56,466	125,315
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	3,561,449	(102,488,295)
Total Increase/(Decrease) in Net Assets	$(5,467,403)	$(80,629,813)

Net Assets:
Beginning of the period	$84,958,342	$165,588,155
End of the period	$79,490,939	$84,958,342

Change in Shares Outstanding:
Shares sold	4,650,000	2,625,000
Shares redeemed	(4,700,000)	(6,275,000)
Net Increase/(Decrease)	(50,000)	(3,650,000)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Small Cap Power Buffer ETF - April		Innovator U.S. Small Cap Power Buffer ETF - July		Innovator U.S. Small Cap Power Buffer ETF - October
Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021

$(680,673)	$(420,234)	$(514,804)	$(277,526)	$(320,078)	$(353,995)
1,048,164	(13,477,350)	(6,861,135)	(2,478,038)	(4,584,175)	5,704,801
(6,996,703)	17,637,722	2,510,018	6,142,194	1,633,545	1,008,753
(6,629,212)	3,740,138	(4,865,921)	3,386,630	(3,270,708)	6,359,559

124,453,680	78,380,790	95,308,208	74,488,070	57,505,679	52,802,615
(117,880,038)	(30,438,550)	(86,223,780)	(27,119,307)	(17,965,585)	(70,724,897)
34,641	46,320	32,925	12,499	36,450	24,735
6,608,283	47,988,560	9,117,353	47,381,262	39,576,544	(17,897,547)
$(20,929)	$51,728,698	$4,251,432	$50,767,892	$36,305,836	$(11,537,988)

$84,875,652	$33,146,954	$74,083,444	$23,315,552	$36,631,659	$48,169,647
$84,854,723	$84,875,652	$78,334,876	$74,083,444	$72,937,495	$36,631,659

4,750,000	2,900,000	4,025,000	2,825,000	2,275,000	1,975,000
(4,475,000)	(1,125,000)	(3,600,000)	(1,025,000)	(725,000)	(2,650,000)
275,000	1,775,000	425,000	1,800,000	1,550,000	(675,000)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator Double Stacker ETF - January
	Year Ended October 31, 2022	Period Ended October 31, 2021 (a)
Operations:
Net Investment income/(loss)	$(39,144)	$(31,076)
Net realized gain/(loss)	463,881	–
Net change in unrealized appreciation/(depreciation)	(1,440,830)	743,906
Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,016,093)	712,830

Capital Share Transactions:
Proceeds from shares sold	7,264,468	5,982,432
Cost of shares redeemed	(9,916,322)	–
Transaction fees (see Note 5)	1,248	1,374
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(2,650,606)	5,983,806
Total Increase/(Decrease) in Net Assets	$(3,666,699)	$6,696,636

Net Assets:
Beginning of the period	$6,696,636	$–
End of the period	$3,029,937	$6,696,636

Change in Shares Outstanding:
Shares sold	250,000	225,000
Shares redeemed	(350,000)	–
Net Increase/(Decrease)	(100,000)	225,000

(a) Since Commencement of Operations on December 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Double Stacker ETF - October		Innovator Triple Stacker ETF - January		Innovator Triple Stacker ETF - October
Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Period Ended October 31, 2021 (a)	Year Ended October 31, 2022	Year Ended October 31, 2021

$(55,554)	$(146,729)	$(146,226)	$(205,245)	$(81,751)	$(147,376)
(1,141,506)	3,658,901	2,041,588	286,847	(1,285,511)	2,658,174
(254,558)	628,446	(5,519,533)	4,139,528	(435,495)	886,143
(1,451,618)	4,140,618	(3,624,171)	4,221,130	(1,802,757)	3,396,941

2,231,755	27,220,648	48,692,803	40,589,770	5,265,070	33,894,632
(5,736,838)	(34,197,275)	(83,205,767)	(722,005)	(14,897,395)	(27,477,210)
2,891	9,655	19,488	17,986	9,032	12,359
(3,502,192)	(6,966,972)	(34,493,476)	39,885,751	(9,623,293)	6,429,781
$(4,953,810)	$(2,826,354)	$(38,117,647)	$44,106,881	$(11,426,050)	$9,826,722

$8,974,717	$11,801,071	$44,106,881	$–	$16,702,108	$6,875,386
$4,020,907	$8,974,717	$5,989,234	$44,106,881	$5,276,058	$16,702,108

75,000	900,000	1,650,000	1,525,000	175,000	1,150,000
(200,000)	(1,100,000)	(2,900,000)	(25,000)	(500,000)	(900,000)
(125,000)	(200,000)	(1,250,000)	1,500,000	(325,000)	250,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator Double Stacker 9 Buffer ETF - January
	Year Ended October 31, 2022	Period Ended October 31, 2021 (a)
Operations:
Net Investment income/(loss)	$(91,349)	$(85,113)
Net realized gain/(loss)	(203,199)	421,370
Net change in unrealized appreciation/(depreciation)	(1,257,874)	983,940
Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,552,422)	1,320,197

Capital Share Transactions:
Proceeds from shares sold	18,636,238	16,804,323
Cost of shares redeemed	(22,243,630)	(4,790,635)
Transaction fees (see Note 5)	7,400	8,134
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(3,599,992)	12,021,822
Total Increase/(Decrease) in Net Assets	$(5,152,414)	$13,342,019

Net Assets:
Beginning of the period	$13,342,019	$–
End of the period	$8,189,605	$13,342,019

Change in Shares Outstanding:
Shares sold	675,000	650,000
Shares redeemed	(825,000)	(175,000)
Net Increase/(Decrease)	(150,000)	475,000

(a) Since Commencement of Operations on December 31, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Double Stacker 9 Buffer ETF - October		Innovator 20+ Year Treasury Bond 9 Buffer ETF - July		Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021

$(142,769)	$(296,560)	$(58,931)	$(31,134)	$(67,529)	$(97,060)
(1,372,989)	5,046,668	(889,093)	(175,573)	(1,181,531)	(958,106)
(117,496)	1,224,826	(1,423,078)	102,436	(462,702)	204,383
(1,633,254)	5,974,934	(2,371,102)	(104,271)	(1,711,762)	(850,783)

2,162,377	42,706,835	36,476,380	4,293,060	32,030,360	24,917,011
(7,744,912)	(58,341,173)	(6,808,675)	(4,772,485)	(19,476,665)	(17,650,788)
4,275	16,769	15,893	2,409	16,141	20,696
(5,578,260)	(15,617,569)	29,683,598	(477,016)	12,569,836	7,286,919
$(7,211,514)	$(9,642,635)	$27,312,496	$(581,287)	$10,858,074	$6,436,136

$21,561,614	$31,204,249	$4,891,731	$5,473,018	$9,489,310	$3,053,174
$14,350,100	$21,561,614	$32,204,227	$4,891,731	$20,347,384	$9,489,310

75,000	1,500,000	1,850,000	175,000	1,500,000	1,025,000
(275,000)	(2,025,000)	(325,000)	(200,000)	(875,000)	(750,000)
(200,000)	(525,000)	1,525,000	(25,000)	625,000	275,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Innovator U.S. Equity Accelerated ETF - January
Period Ended October 31, 2022 (a)
Operations:
Net Investment income/(loss)	$(24,162)
Net realized gain/(loss)	–
Net change in unrealized appreciation/(depreciation)	(722,755)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(746,917)

Capital Share Transactions:
Proceeds from shares sold	4,718,782
Cost of shares redeemed	–
Transaction fees (see Note 5)	1,742
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	4,720,524
Total Increase/(Decrease) in Net Assets	$3,973,607

Net Assets:
Beginning of the period	$–
End of the period	$3,973,607

Change in Shares Outstanding:
Shares sold	200,000
Shares redeemed	–
Net Increase/(Decrease)	200,000

(a) Since Commencement of Operations on December 31, 2021.

(b) Since Commencement of Operations on March 31, 2021.

(c) Since Commencement of Operations on June 30, 2021.

(d) Since Commencement of Operations on September 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated ETF - April		Innovator U.S. Equity Accelerated ETF - July		Innovator U.S. Equity Accelerated ETF - October
Year Ended October 31, 2022	Period Ended October 31, 2021 (b)	Year Ended October 31, 2022	Period Ended October 31, 2021 (c)	Year Ended October 31, 2022	Period Ended October 31, 2021 (d)

$(51,876)	$(32,349)	$(36,787)	$(8,145)	$(71,738)	$(1,098)
851,394	–	(750,214)	–	(7,607,506)	–
(1,357,794)	707,372	(191,707)	192,775	1,848,336	84,269
(558,276)	675,023	(978,708)	184,630	(5,830,908)	83,171

6,852,325	71,225,955	7,340,348	3,218,420	40,034,238	1,812,710
(10,342,673)	–	(6,293,922)	–	(492,623)	–
–	2,929	1,357	322	20,017	–
(3,490,348)	7,128,884	1,047,783	3,218,742	39,561,632	1,812,710
$(4,048,624)	$7,803,907	$69,075	$3,403,372	$33,730,724	$1,895,881

$7,803,907	$–	$3,403,372	$–	$1,895,881	$–
$3,755,283	$7,803,907	$3,472,447	$3,403,372	$35,626,605	$1,895,881

250,000	275,000	300,000	125,000	1,650,000	75,000
(375,000)	–	(275,000)	–	(25,000)	–
(125,000)	275,000	25,000	125,000	1,625,000	75,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Innovator U.S. Equity Accelerated Plus ETF - January
Period Ended October 31, 2022 (a)
Operations:
Net Investment income/(loss)	$(38,272)
Net realized gain/(loss)	(5,447)
Net change in unrealized appreciation/(depreciation)	(1,272,065)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,315,784)

Capital Share Transactions:
Proceeds from shares sold	10,027,000
Cost of shares redeemed	(3,748,603)
Transaction fees (see Note 5)	4,705
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	6,283,102
Total Increase/(Decrease) in Net Assets	$4,967,318

Net Assets:
Beginning of the period	$–
End of the period	$4,967,318

Change in Shares Outstanding:
Shares sold	425,000
Shares redeemed	(175,000)
Net Increase/(Decrease)	250,000

(a) Since Commencement of Operations on December 31, 2021.

(b) Since Commencement of Operations on March 31, 2021.

(c) Since Commencement of Operations on June 30, 2021.

(d) Since Commencement of Operations on September 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated Plus ETF - April		Innovator U.S. Equity Accelerated Plus ETF - July		Innovator U.S. Equity Accelerated Plus ETF - October
Year Ended October 31, 2022	Period Ended October 31, 2021 (b)	Year Ended October 31, 2022	Period Ended October 31, 2021 (c)	Year Ended October 31, 2022	Period Ended October 31, 2021 (d)

$(75,302)	$(25,914)	$(105,222)	$(18,095)	$(50,668)	$(793)
1,255,459	–	(2,699,087)	–	(1,565,745)	–
(1,159,296)	526,824	(269,252)	386,272	622,764	57,542
20,861	500,910	(3,073,561)	368,177	(993,649)	56,749

41,673,345	7,953,698	30,897,257	9,116,830	17,446,092	2,473,085
(46,427,730)	–	(24,618,888)	–	(3,882,815)	–
11,466	2,336	10,156	2,613	8,721	–
(4,742,919)	7,956,034	6,288,525	9,119,443	13,571,998	2,473,085
$(4,722,058)	$8,456,944	$3,214,964	$9,487,620	$12,578,349	$2,529,834

$8,456,944	$–	$9,487,620	$–	$2,529,834	$–
$3,734,886	$8,456,944	$12,702,584	$9,487,620	$15,108,183	$2,529,834

1,500,000	300,000	1,300,000	350,000	800,000	100,000
(1,650,000)	–	(1,100,000)	–	(175,000)	–
(150,000)	300,000	200,000	350,000	625,000	100,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Innovator U.S. Equity Accelerated 9 Buffer ETF - January
Period Ended October 31, 2022 (a)
Operations:
Net Investment income/(loss)	$(85,724)
Net realized gain/(loss)	803,359
Net change in unrealized appreciation/(depreciation)	(1,926,094)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,208,459)

Capital Share Transactions:
Proceeds from shares sold	20,627,440
Cost of shares redeemed	(5,128,687)
Transaction fees (see Note 5)	9,696
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	15,508,449
Total Increase/(Decrease) in Net Assets	$14,299,990

Net Assets:
Beginning of the period	$–
End of the period	$14,299,990

Change in Shares Outstanding:
Shares sold	875,000
Shares redeemed	(225,000)
Net Increase/(Decrease)	650,000

(a) Since Commencement of Operations on December 31, 2021.

(b) Since Commencement of Operations on March 31, 2021.

(c) Since Commencement of Operations on June 30, 2021.

(d) Since Commencement of Operations on September 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated 9 Buffer ETF - April		Innovator U.S. Equity Accelerated 9 Buffer ETF - July		Innovator U.S. Equity Accelerated 9 Buffer ETF - October
Year Ended October 31, 2022	Period Ended October 31, 2021 (b)	Year Ended October 31, 2022	Period Ended October 31, 2021 (c)	Year Ended October 31, 2022	Period Ended October 31, 2021 (d)

$(183,627)	$(109,217)	$(157,823)	$(25,133)	$(68,471)	$(1,939)
1,240,538	778,138	293,685	–	(1,049,140)	–
(2,925,265)	630,387	(2,068,870)	307,176	959,099	87,922
(1,868,354)	1,299,308	(1,933,008)	282,043	(158,512)	85,983

38,821,274	28,287,998	54,270,900	10,311,808	40,696,985	4,247,592
(36,994,890)	(9,961,575)	(30,717,853)	–	(8,941,070)	–
9,471	13,186	20,163	2,901	16,088	916
1,835,855	18,339,609	23,573,210	10,314,709	31,772,003	4,248,508
$(32,499)	$19,638,917	$21,640,202	$10,596,752	$31,613,491	$4,334,491

$19,638,917	$–	$10,596,752	$–	$4,334,491	$–
$19,606,418	$19,638,917	$32,236,954	$10,596,752	$35,947,982	$4,334,491

1,425,000	1,100,000	2,125,000	400,000	1,800,000	175,000
(1,375,000)	(375,000)	(1,250,000)	–	(400,000)	–
50,000	725,000	875,000	400,000	1,400,000	175,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Innovator Growth Accelerated Plus ETF - January
Period Ended October 31, 2022 (a)
Operations:
Net Investment income/(loss)	$(44,573)
Net realized gain/(loss)	(56,791)
Net change in unrealized appreciation/(depreciation)	(2,329,964)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(2,431,328)

Capital Share Transactions:
Proceeds from shares sold	11,747,653
Cost of shares redeemed	(4,920,453)
Transaction fees (see Note 5)	5,556
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	6,832,756
Total Increase/(Decrease) in Net Assets	$4,401,428

Net Assets:
Beginning of the period	$–
End of the period	$4,401,428

Change in Shares Outstanding:
Shares sold	500,000
Shares redeemed	(250,000)
Net Increase/(Decrease)	250,000

(a) Since Commencement of Operations on December 31, 2021.

(b) Since Commencement of Operations on March 31, 2021.

(c) Since Commencement of Operations on June 30, 2021.

(d) Since Commencement of Operations on September 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Growth Accelerated Plus ETF - April		Innovator Growth Accelerated Plus ETF - July		Innovator Growth Accelerated Plus ETF - October
Year Ended October 31, 2022	Period Ended October 31, 2021 (b)	Year Ended October 31, 2022	Period Ended October 31, 2021 (c)	Year Ended October 31, 2022	Period Ended October 31, 2021 (d)

$(102,815)	$(84,706)	$(104,072)	$(15,166)	$(36,351)	$(1,155)
298,970	2,084,328	(3,664,162)	–	(1,637,201)	–
(1,513,816)	(642,001)	(1,680,499)	433,046	49,224	119,391
(1,317,661)	1,357,621	(5,448,733)	417,880	(1,624,328)	118,236

19,390,637	36,990,110	38,276,508	7,831,830	6,543,125	2,451,895
(29,506,305)	(19,903,855)	(23,097,298)	–	(1,472,862)	–
1,853	10,494	12,013	–	2,946	302
(10,113,815)	17,096,749	15,191,223	7,831,830	5,073,209	2,452,197
$(11,431,476)	$18,454,370	$9,742,490	$8,249,710	$3,448,881	$2,570,433

$18,454,370	$–	$8,249,710	$–	$2,570,433	$–
$7,022,894	$18,454,370	$17,992,200	$8,249,710	$6,019,314	$2,570,433

725,000	1,325,000	1,750,000	300,000	300,000	100,000
(1,050,000)	(700,000)	(1,150,000)	–	(75,000)	–
(325,000)	625,000	600,000	300,000	225,000	100,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net Investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of the period
End of the period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on June 30, 2021.

(b) Since Commencement of Operations on March 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Defined Wealth Shield ETF		Innovator U.S. Equity Accelerated ETF - Quarterly		Innovator Growth Accelerated ETF - Quarterly
Year Ended October 31, 2022	Period Ended October 31, 2021 (a)	Year Ended October 31, 2022	Period Ended October 31, 2021 (b)	Year Ended October 31, 2022	Period Ended October 31, 2021 (b)

$(795,181)	$(24,714)	$(91,751)	$(49,539)	$(116,153)	$(57,511)
217,238	(3,059)	(2,162,238)	544,033	(4,479,231)	1,165,038
3,775,588	147,596	79,918	569,826	(132,088)	810,963
3,197,645	119,823	(2,174,071)	1,064,320	(4,727,472)	1,918,490

523,189,050	36,050,398	32,813,970	36,522,835	39,819,130	42,864,637
(299,145,558)	(7,095,248)	(32,627,833)	(24,171,698)	(32,716,332)	(29,104,648)
133,414	12,544	6,952	5,610	6,810	6,278
224,176,906	28,967,694	193,089	12,356,747	7,109,608	13,766,267
$227,374,551	$29,087,517	$(1,980,982)	$13,421,067	$2,382,136	$15,684,757

$29,087,517	$–	$13,421,067	$–	$15,684,757	$–
$256,462,068	$29,087,517	$11,440,085	$13,421,067	$18,066,893	$15,684,757

20,250,000	1,400,000	1,275,000	1,350,000	1,600,000	1,550,000
(11,575,000)	(275,000)	(1,250,000)	(875,000)	(1,275,000)	(1,025,000)
8,675,000	1,125,000	25,000	475,000	325,000	525,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)		Distributions Paid to Shareholders: Paid from realized gains
Innovator International Developed Power Buffer ETF - January
For the year ended 10/31/2022	$27.04	(0.22)	(2.72)		(2.94)	0.01		–
For the year ended 10/31/2021	$23.82	(0.22)	3.43		3.21	0.01		–
For the period 12/31/2019 (d) - 10/31/2020	$24.44	(0.17)	(0.47)		(0.64)	0.02		–
Innovator International Developed Power Buffer ETF - April
For the year ended 10/31/2022	$25.87	(0.20)	(3.25)		(3.45)	0.04		–
For the period 3/31/2021 (d) - 10/31/2021	$24.90	(0.13)	1.08		0.95	0.02		–
Innovator International Developed Power Buffer ETF - July
For the year ended 10/31/2022	$24.68	(0.20)	(2.42)		(2.62)	0.02		–
For the year ended 10/31/2021	$22.73	(0.21)	2.15		1.94	0.01		–
For the year ended 10/31/2020	$23.43	(0.19)	(0.30)		(0.49)	0.02		(0.23)
For the period 6/28/2019 (d) - 10/31/2019	$23.04	(0.06)	0.43		0.37	0.02		–
Innovator International Developed Power Buffer ETF - October
For the year ended 10/31/2022	$25.40	(0.20)	(3.05)	(g)	(3.25)	0.05		–
For the period 9/30/2021 (d) - 10/31/2021	$24.97	(0.02)	0.45		0.43	–	(f)	–

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)	Includes broker interest expense of 0.01%.
(f)	Amount represents less than $0.01 per share.
(g)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (c)

(2.93)	$24.11	(10.84)%	$65,688	0.85%		(0.85)%	0%
3.22	$27.04	13.47%	$57,450	0.85%		(0.85)%	0%
(0.62)	$23.82	(2.52)%	$52,415	0.85%		(0.85)%	0%

(3.41)	$22.46	(13.17)%	$43,236	0.85%		(0.84)%	0%
0.97	$25.87	3.88%	$20,047	0.85%		(0.85)%	0%

(2.60)	$22.08	(10.54)%	$188,757	0.85%		(0.85)%	0%
1.95	$24.68	8.58%	$56,141	0.85%		(0.85)%	0%
(0.70)	$22.73	(2.04)%	$69,883	0.86%	(e)	(0.86)%	0%
0.39	$23.43	1.70%	$63,851	0.85%		(0.85)%	99%

(3.20)	$22.20	(12.60)%	$94,355	0.85%		(0.85)%	0%
0.43	$25.40	1.72%	$9,525	0.85%		(0.85)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)		Distributions Paid to Shareholders: Paid from realized gains
Innovator Emerging Markets Power Buffer ETF - January
For the year ended 10/31/2022	$29.95	(0.25)	(5.13)		(5.38)	0.01		–
For the year ended 10/31/2021	$27.26	(0.27)	2.94	(e)	2.67	0.02		–
For the period 12/31/2019 (d) - 10/31/2020	$26.80	(0.19)	0.62	(e)	0.43	0.03		–
Innovator Emerging Markets Power Buffer ETF - April
For the year ended 10/31/2022	$24.75	(0.21)	(3.04)		(3.25)	0.01		–
For the period 3/31/2021 (d) - 10/31/2021	$24.96	(0.13)	(0.10)	(e)	(0.23)	0.02		–
Innovator Emerging Markets Power Buffer ETF - July
For the year ended 10/31/2022	$25.77	(0.21)	(4.36)		(4.57)	0.02		–
For the year ended 10/31/2021	$25.60	(0.23)	0.39		0.16	0.01		–
For the year ended 10/31/2020	$25.25	(0.22)	0.71	(e)	0.49	0.03		(0.17)
For the period 6/28/2019 (d) - 10/31/2019	$25.28	(0.07)	0.02	(e)	(0.05)	0.02		–
Innovator Emerging Markets Power Buffer ETF - October
For the year ended 10/31/2022	$25.23	(0.20)	(4.56)		(4.76)	0.03		–
For the period 9/30/2021 (d) - 10/31/2021	$24.99	(0.02)	(0.26)		0.24	–	(g)	–

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

(f)	Includes broker interest expense of 0.01%.
(g)	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (c)

(5.37)	$24.58	(17.93)%	$55,915	0.89%		(0.89)%	0%
2.69	$29.95	9.87%	$106,320	0.89%		(0.89)%	0%
0.46	$27.26	1.71%	$27,940	0.89%		(0.89)%	0%

(3.24)	$21.51	(13.08)%	$30,656	0.89%		(0.89)%	0%
(0.21)	$24.75	(0.84)%	$34,031	0.89%		(0.89)%	0%

(4.55)	$21.22	(17.66)%	$54,643	0.89%		(0.89)%	0%
0.17	$25.77	0.68%	$41,237	0.89%		(0.89)%	0%
0.35	$25.60	2.04%	$35,197	0.90%	(f)	(0.90)%	0%
(0.03)	$25.25	(0.11)%	$43,559	0.89%		(0.89)%	31%

(4.73)	$20.50	(18.75)%	$25,628	0.89%		(0.89)%	0%
0.24	$25.23	0.98%	$5,047	0.89%		(0.89)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Distributions Paid to Shareholders: Paid from realized gains
Innovator Growth-100 Power Buffer ETF - January
For the year ended 10/31/2022	$42.07	(0.30)	(6.19)	(6.49)	0.02	–
For the year ended 10/31/2021	$37.44	(0.31)	4.91	4.60	0.03	–
For the period 12/31/2019 (d) - 10/31/2020	$34.94	(0.24)	2.69	2.45	0.05	–
Innovator Growth-100 Power Buffer ETF - April
For the year ended 10/31/2022	$38.38	(0.29)	(3.45)	(3.74)	0.03	–
For the year ended 10/31/2021	$34.93	(0.29)	3.71	3.42	0.03	–
For the period 3/31/2020 (d) - 10/31/2020	$31.27	(0.16)	3.77	3.61	0.05	–
Innovator Growth-100 Power Buffer ETF - July
For the year ended 10/31/2022	$47.65	(0.35)	(4.28)	(4.63)	0.04	–
For the year ended 10/31/2021	$42.23	(0.36)	5.74	5.38	0.04	–
For the period 6/30/2020 (d) - 10/31/2020	$40.64	(0.11)	1.67	1.56	0.03	–
Innovator Growth-100 Power Buffer ETF - October
For the year ended 10/31/2022	$40.07	(0.30)	(4.51)	(4.81)	0.02	–
For the year ended 10/31/2021	$33.53	(0.30)	6.82	6.52	0.02	–
For the year ended 10/31/2020	$31.70	(0.26)	2.39	2.13	0.05	(0.35)
For the period 9/30/2019 (d) - 10/31/2019	$31.01	(0.02)	0.70	0.68	0.01	–

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)	Includes broker interest expense of $0.02%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (c)

(6.47)	$35.60	(15.37)%	$82,777	0.79%		(0.79)%	0%
4.63	$42.07	12.36%	$87,297	0.79%		(0.79)%	0%
2.50	$37.44	7.16%	$39,315	0.79%		(0.79)%	0%

(3.71)	$34.67	(9.67)%	$52,866	0.79%		(0.79)%	0%
3.45	$38.38	9.87%	$41,254	0.79%		(0.79)%	0%
3.66	$34.93	11.69%	$15,717	0.79%		(0.79)%	0%

(4.59)	$43.06	(9.64)%	$118,404	0.79%		(0.79)%	0%
5.42	$47.65	12.83%	$55,986	0.79%		(0.79)%	0%
1.59	$42.23	3.91%	$57,011	0.79%		(0.79)%	0%

(4.79)	$35.28	(11.95)%	$80,965	0.79%		(0.79)%	0%
6.54	$40.07	19.51%	$77,928	0.79%		(0.79)%	0%
1.83	$33.53	6.92%	$40,566	0.81%	(e)	(0.81)%	0%
0.69	$31.70	2.21%	$26,149	0.79%		(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Distributions Paid to Shareholders: Paid from realized gains
Innovator U.S. Small Cap Power Buffer ETF - January
For the year ended 10/31/2022	$31.76	(0.24)	(1.26)	(1.50)	0.02	–
For the year ended 10/31/2021	$26.18	(0.24)	5.78	5.54	0.04	–
For the period 12/31/2019 (d) - 10/31/2020	$26.70	(0.17)	(0.40)	(0.57)	0.05	–
Innovator U.S. Small Cap Power Buffer ETF - April
For the year ended 10/31/2022	$27.83	(0.20)	(2.12)	(2.32)	0.01	–
For the year ended 10/31/2021	$26.00	(0.22)	2.03	1.81	0.02	–
For the period 3/31/2020 (d) - 10/31/2020	$23.05	(0.12)	3.05	2.93	0.02	–
Innovator U.S. Small Cap Power Buffer ETF - July
For the year ended 10/31/2022	$26.70	(0.20)	(2.03)	(2.23)	0.01	–
For the year ended 10/31/2021	$23.91	(0.21)	2.99	2.78	0.01	–
For the period 6/30/2020 (d) - 10/31/2020	$23.07	(0.06)	0.89	0.83	0.01	–
Innovator U.S. Small Cap Power Buffer ETF - October
For the year ended 10/31/2022	$27.65	(0.20)	(2.10)	(2.30)	0.02	–
For the year ended 10/31/2021	$24.08	(0.21)	3.77	3.56	0.01	–
For the year ended 10/31/2020	$24.71	(0.19)	(0.26)	(0.45)	0.02	(0.20)
For the period 9/30/2019 (d) - 10/31/2019	$24.38	(0.01)	0.33	0.32	0.01	–

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (c)

(1.48)	$30.28	(4.65)%	$79,491	0.79%	(0.79)%	0%
5.58	$31.76	21.31%	$84,958	0.79%	(0.79)%	0%
(0.52)	$26.18	(1.95)%	$165,588	0.79%	(0.79)%	0%

(2.31)	$25.52	(8.29)%	$84,855	0.79%	(0.79)%	0%
1.83	$27.83	7.04%	$84,876	0.79%	(0.79)%	0%
2.95	$26.00	12.79%	$33,147	0.79%	(0.79)%	0%

(2.22)	$24.48	(8.30)%	$78,335	0.79%	(0.79)%	0%
2.79	$26.70	11.64%	$74,083	0.79%	(0.79)%	0%
0.84	$23.91	3.66%	$23,316	0.79%	(0.79)%	0%

(2.28)	$25.37	(8.24)%	$72,937	0.79%	(0.79)%	0%
3.57	$27.65	14.79%	$36,632	0.79%	(0.79)%	0%
(0.63)	$24.08	(1.73)%	$48,170	0.79%	(0.79)%	0%
0.33	$24.71	1.35%	$27,179	0.79%	(0.74)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator Double Stacker ETF - January
For the year ended 10/31/2022	$29.76	(0.21)	(5.32)	(5.53)	0.01
For the period 12/31/2020 (d) - 10/31/2021	$25.43	(0.18)	4.50	4.32	0.01
Innovator Double Stacker ETF - October
For the year ended 10/31/2022	$32.64	(0.24)	(5.60)	(5.84)	0.01
For the year ended 10/31/2021	$24.84	(0.23)	8.01	7.78	0.02
For the period 9/30/2020 (d) - 10/31/2020	$25.47	(0.02)	(0.64)	(0.66)	0.03
Innovator Triple Stacker ETF - January
For the year ended 10/31/2022	$29.40	(0.22)	(5.25)	(5.47)	0.03
For the period 12/31/2020 (d) - 10/31/2021	$25.42	(0.18)	4.14	3.96	0.02
Innovator Triple Stacker ETF - October
For the year ended 10/31/2022	$31.81	(0.24)	(5.22)	(5.46)	0.03
For the year ended 10/31/2021	$25.00	(0.23)	7.02	6.79	0.02
For the period 9/30/2020 (d) - 10/31/2020	$25.46	(0.02)	(0.45)	(0.47)	0.01

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)	Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (c)

(5.52)	$24.24	(18.56)%	$3,030	0.79%		(0.79)%	0%
4.33	$29.76	17.04%	$6,697	0.79%		(0.79)%	0%

(5.83)	$26.81	(17.86)%	$4,021	0.79%		(0.79)%	0%
7.80	$32.64	31.36%	$8,975	0.79%		(0.79)%	0%
(0.63)	$24.84	(2.46)%	$11,801	0.80%	(e)	(0.80)%	0%

(5.44)	$23.96	(18.53)%	$5,989	0.79%		(0.79)%	0%
3.98	$29.40	15.68%	$44,107	0.79%		(0.79)%	0%

(5.43)	$26.38	(17.08)%	$5,276	0.79%		(0.79)%	0%
6.81	$31.81	27.25%	$16,702	0.79%		(0.79)%	0%
(0.46)	$25.00	(1.80)%	$6,875	0.79%		(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)
Innovator Double Stacker 9 Buffer ETF - January
For the year ended 10/31/2022	$28.09	(0.21)	(2.70)		(2.91)	0.02
For the period 12/31/2020 (d) - 10/31/2021	$25.42	(0.18)	2.83		2.65	0.02
Innovator Double Stacker 9 Buffer ETF - October
For the year ended 10/31/2022	$29.74	(0.23)	(2.19)		(2.42)	0.01
For the year ended 10/31/2021	$24.96	(0.22)	4.99		4.77	0.01
For the period 9/30/2020 (d) - 10/31/2020	$25.46	(0.02)	(0.51)		(0.53)	0.03
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
For the year ended 10/31/2022	$24.46	(0.17)	(5.67)		(5.84)	0.05
For the year ended 10/31/2021	$24.32	(0.17)	0.30	(f)	0.13	0.01
For the period 8/17/2020 (d) - 10/31/2020	$24.87	(0.04)	(0.52)		(0.56)	0.01
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
For the year ended 10/31/2022	$23.72	(0.17)	(3.74)		(3.91)	0.04
For the year ended 10/31/2021	$24.43	(0.19)	(0.56)	(f)	(0.75)	0.04
For the period 8/17/2020 (d) - 10/31/2020	$24.87	(0.04)	(0.42)		(0.46)	0.02

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)	Includes broker interest expense of 0.01%.
(f)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (c)

(2.89)	$25.20	(10.29)%	$8,190	0.79%		(0.79)%	0%
2.67	$28.09	10.50%	$13,342	0.79%		(0.79)%	0%

(2.41)	$27.33	(8.09)%	$14,350	0.79%		(0.79)%	0%
4.78	$29.74	19.14%	$21,562	0.79%		(0.79)%	0%
(0.50)	$24.96	(1.95)%	$31,204	0.79%		(0.79)%	0%

(5.79)	$18.67	(23.67)%	$32,204	0.79%		(0.79)%	0%
0.14	$24.46	0.55%	$4,892	0.79%		(0.72)%	0%
(0.55)	$24.32	(2.19)%	$5,473	0.79%		(0.79)%	0%

(3.87)	$19.85	(16.32)%	$20,347	0.79%		(0.79)%	0%
(0.71)	$23.72	(2.87)%	$9,489	0.79%		(0.79)%	0%
(0.44)	$24.43	(1.79)%	$3,053	0.80%	(e)	(0.80)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator U.S. Equity Accelerated ETF - January
For the period 12/31/2021 (d) - 10/31/2022	$24.71	(0.14)	(4.71)	(4.85)	0.01
Innovator U.S. Equity Accelerated ETF - April
For the year ended 10/31/2022	$28.38	(0.21)	(3.13)	(3.34)	–	(e)
For the period 3/31/2021 (d) - 10/31/2021	$25.37	(0.13)	3.13	3.00	0.01
Innovator U.S. Equity Accelerated ETF - July
For the year ended 10/31/2022	$27.23	(0.20)	(3.89)	(4.09)	0.01
For the period 6/30/2021 (d) - 10/31/2021	$25.69	(0.07)	1.61	1.54	–	(e)
Innovator U.S. Equity Accelerated ETF - October
For the year ended 10/31/2022	$25.28	(0.17)	(4.20)	(4.37)	0.05
For the period 9/30/2021 (d) - 10/31/2021	$24.05	(0.02)	1.25	1.23	–

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

each period)	Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (c)
(4.84)	$19.87	(19.60)%	$3,974	0.79%	(0.79)%	0%

(3.34)	$25.04	(11.78)%	$3,755	0.79%	(0.79)%	0%
3.01	$28.38	11.86%	$7,804	0.79%	(0.79)%	0%

(4.08)	$23.15	(14.97)%	$3,472	0.79%	(0.78)%	0%
1.54	$27.23	5.98%	$3,403	0.79%	(0.79)%	0%

(4.32)	$20.96	(17.10)%	$35,627	0.79%	(0.79)%	0%
1.23	$25.28	5.11%	$1,896	0.79%	(0.85)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout

		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)
Innovator U.S. Equity Accelerated Plus ETF - January
For the period 12/31/2021 (d) - 10/31/2022	$24.71	(0.14)	(4.72)		(4.86)	0.02
Innovator U.S. Equity Accelerated Plus ETF - April
For the year ended 10/31/2022	$28.19	(0.22)	(3.10)	(e)	(3.32)	0.03
For the period 3/31/2021 (d) - 10/31/2021	$25.37	(0.13)	2.94		2.81	0.01
Innovator U.S. Equity Accelerated Plus ETF - July
For the year ended 10/31/2022	$27.11	(0.19)	(3.84)		(4.03)	0.02
For the period 6/30/2021 (d) - 10/31/2021	$25.68	(0.07)	1.49		1.42	0.01
Innovator U.S. Equity Accelerated Plus ETF - October
For the year ended 10/31/2022	$25.30	(0.18)	(4.31)		(4.49)	0.03
For the period 9/30/2021 (d) - 10/31/2021	$24.05	(0.02)	1.27		1.25	–

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

each period)	Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (c)
(4.84)	$19.87	(19.59)%	$4,967	0.79%	(0.79)%	0%

(3.29)	$24.90	(11.67)%	$3,735	0.79%	(0.79)%	0%
2.82	$28.19	11.11%	$8,457	0.79%	(0.79)%	0%

(4.01)	$23.10	(14.80)%	$12,703	0.79%	(0.79)%	0%
1.43	$27.11	5.56%	$9,488	0.79%	(0.79)%	0%

(4.46)	$20.84	(17.63)%	$15,108	0.79%	(0.79)%	0%
1.25	$25.30	5.20%	$2,530	0.79%	(0.83)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout

		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)
Innovator U.S. Equity Accelerated 9 Buffer ETF - January
For the period 12/31/2021 (d) - 10/31/2022	$24.70	(0.15)	(2.57)		(2.72)	0.02
Innovator U.S. Equity Accelerated 9 Buffer ETF - April
For the year ended 10/31/2022	$27.09	(0.21)	(1.59)		(1.80)	0.01
For the period 3/31/2021 (d) - 10/31/2021	$25.37	(0.12)	1.83		1.71	0.01
Innovator U.S. Equity Accelerated 9 Buffer ETF - July
For the year ended 10/31/2022...	$26.49	(0.20)	(1.04)		(1.24)	0.03
For the period 6/30/2021 (d) - 10/31/2021	$25.68	(0.07)	0.87		0.80	0.01
Innovator U.S. Equity Accelerated 9 Buffer ETF - October
For the year ended 10/31/2022	$24.77	(0.19)	(1.80)	(e)	(1.99)	0.04
For the period 9/30/2021 (d) - 10/31/2021	$24.04	(0.02)	0.74		0.72	0.01

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

each period)	Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (c)
(2.70)	$22.00	(10.93)%	$14,300	0.79%	(0.79)%	0%

(1.79)	$25.30	(6.61)%	$19,606	0.79%	(0.79)%	0%
1.72	$27.09	6.77%	$19,639	0.79%	(0.79)%	0%

(1.21)	$25.28	(4.56)%	$32,237	0.79%	(0.79)%	0%
0.81	$26.49	3.16%	$10,597	0.79%	(0.79)%	0%

(1.95)	$22.82	(7.85)%	$35,948	0.79%	(0.79)%	0%
0.73	$24.77	3.03%	$4,334	0.79%	(0.82)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator Growth Accelerated Plus ETF - January
For the period 12/31/2021 (d) - 10/31/2022	$25.46	(0.13)	(7.74)	(7.87)	0.02
Innovator Growth Accelerated Plus ETF - April
For the year ended 10/31/2022	$29.53	(0.22)	(5.90)	(6.12)	–	(e)
For the period 3/31/2021 (d) - 10/31/2021	$25.53	(0.13)	4.11	3.98	0.02
Innovator Growth Accelerated Plus ETF - July
For the year ended 10/31/2022	$27.50	(0.18)	(7.35)	(7.53)	0.02
For the period 6/30/2021 (d) - 10/31/2021	$25.52	(0.07)	2.05	1.98	–
Innovator Growth Accelerated Plus ETF - October
For the year ended 10/31/2022	$25.70	(0.18)	(7.01)	(7.19)	0.01
For the period 9/30/2021 (d) - 10/31/2021	$24.32	(0.02)	1.40	1.38	–	(e)

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

each period)	Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (c)
(7.85)	$17.61	(30.85)%	$4,401	0.79%	(0.79)%	0%

(6.12)	$23.41	(20.72)%	$7,023	0.79%	(0.79)%	0%
4.00	$29.53	15.66%	$18,454	0.79%	(0.79)%	0%

(7.51)	$19.99	(27.30)%	$17,992	0.79%	(0.79)%	0%
1.98	$27.50	7.75%	$8,250	0.79%	(0.79)%	0%

(7.18)	$18.52	(27.95)%	$6,019	0.79%	(0.79)%	0%
1.38	$25.70	5.69%	$2,570	0.79%	(0.82)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator Defined Wealth Shield ETF
For the year ended 10/31/2022	$25.86	(0.18)	0.46	0.28	0.03
For the period 6/30/2021 (d) - 10/31/2021	$25.69	(0.06)	0.20 (e)	0.14	0.03
Innovator U.S. Equity Accelerated ETF - Quarterly
For the year ended 10/31/2022	$28.25	(0.20)	(5.19)	(5.39)	0.02
For the period 3/31/2021 (d) - 10/31/2021	$25.37	(0.13)	3.00	2.87	0.01
Innovator Growth Accelerated ETF - Quarterly
For the year ended 10/31/2022	$29.88	(0.20)	(8.43)	(8.63)	0.01
For the period 3/31/2021 (d) - 10/31/2021	$25.53	(0.13)	4.47	4.34	0.01

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

each period)	Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (c)

0.31	$26.17	1.21%	$256,462	0.69%	(0.69)%	0%
0.17	$25.86	0.65%	$29,088	0.69%	(0.69)%	0%

(5.37)	$22.88	(19.02)%	$11,440	0.79%	(0.79)%	0%
2.88	$28.25	11.37%	$13,421	0.79%	(0.79)%	0%

(8.62)	$21.26	(28.85)%	$18,067	0.79%	(0.79)%	0%
4.35	$29.88	17.02%	$15,685	0.79%	(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Notes to Financial Statements

1.	ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  The Trust currently consists of multiple operational series, of which forty-three are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator International Developed Power Buffer ETF - January	IJAN	December 31, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - April	IAPR	March 31, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - July	IJUL	June 28, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - October	IOCT	September 30, 2021	iShares MSCI EAFE ETF
Innovator Emerging Markets Power Buffer ETF - January	EJAN	December 31, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - April	EAPR	March 31, 2021	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - July	EJUL	June 28, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - October	EOCT	September 30, 2021	iShares MSCI Emerging Markets ETF
Innovator Growth-100 Power Buffer ETF - January	NJAN	December 31, 2019	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - April	NAPR	March 31, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - July	NJUL	June 30, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - October	NOCT	September 30, 2019	Invesco QQQ Trust
Innovator U.S. Small Cap Power Buffer ETF - January	KJAN	December 31, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - April	KAPR	March 31, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - July	KJUL	June 30, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - October	KOCT	September 30, 2019	iShares Russell 2000 ETF
Innovator Double Stacker ETF - January	DSJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker ETF - October	DSOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Triple Stacker ETF - January	TSJA	December 31, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust and iShares Russell 2000 ETF
Innovator Triple Stacker ETF - October	TSOC	September 30, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust and iShares Russell 2000 ETF
Innovator Double Stacker 9 Buffer ETF - January	DBJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker 9 Buffer ETF - October	DBOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator U.S. Equity Accelerated ETF - January	XDJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - April	XDAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - July	XDJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - October	XDOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - January	XTJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - April	XTAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - July	XTJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - October	XTOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - January	XBJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - April	XBAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - July	XBJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - October	XBOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated Plus ETF - January	QTJA	December 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - April	QTAP	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - July	QTJL	June 30, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - October	QTOC	September 30, 2021	Invesco QQQ Trust
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	TBJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	TFJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator Defined Wealth Shield ETF	BALT	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - Quarterly	XDSQ	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated ETF - Quarterly	XDQQ	March 31, 2021	Invesco QQQ Trust

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations	Tracking Index/Fund
Innovator IBD® 50 ETF	FFTY	April 8, 2015	IBD® 50 Index
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018	IBD® Breakout Stocks Index
Innovator Loup Frontier Tech ETF	LOUP	July 24, 2018	Loup Frontier Tech Index
Innovator S&P Investment Grade Preferred ETF	EPRF	May 23, 2016	S&P U.S. High Quality Preferred Stock Index
Innovator Laddered Allocation Power Buffer ETF	BUFF	October 19, 2016	Refinitiv Laddered Power Buffer Strategy Index
Innovator Laddered Allocation Buffer ETF	BUFB	February 8, 2022	MerQube U.S. Large Cap Equity Buffer Laddered Index
Innovator Buffer Step-Up Strategy ETF	BSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator Power Buffer Step-Up Strategy ETF	PSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator Hedged TSLA Strategy ETF	TSLH	July 25, 2022	Tesla, Inc.
Innovator Uncapped Accelerated U.S. Equity ETF	XUSP	August 10, 2022	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – January	BJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – February	BFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – March	BMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – April	BAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – May	BMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – June	BJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – July	BJUL	August 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – August	BAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – September	BSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – October	BOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – November	BNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – December	BDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – January	PJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – February	PFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – March	PMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – April	PAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – May	PMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – June	PJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – July	PJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – August	PAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – September	PSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – October	POCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – November	PNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – December	PDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – January	UJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – February	UFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – March	UMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – April	UAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – May	UMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – June	UJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – July	UJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – August	UAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – September	USEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – October	UOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – November	UNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – December	UDEC	November 29, 2019	SPDR S&P 500® ETF Trust

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b-1 fee to their shareholders. The Innovator International Developed and Emerging Markets ETFs list and principally trade their shares on NYSE Arca (“NYSE”). All other Innovator ETFs included in this report each, respectively, list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX”).

Each Fund employs a specific “defined outcome strategy.” Defined outcome strategies generally seek to produce pre-determined investment outcomes based upon the performance of an index or one or more underlying securities. The Funds’ pre-determined outcomes (“Outcomes”) are based upon the price performance of a benchmark index or one or more underlying exchange-traded fund (the “Benchmark”) over a period of approximately one year or another predetermined period (“Outcome Period”). The Funds’ investment strategy provides shareholders with participation in any gains experienced by the applicable Benchmark over the course of the Outcome Period, subject to a cap on upside returns (a “Cap”), and, if applicable, a predetermined buffer (a “Buffer”) against Benchmark losses for the Outcome Period. These defined outcomes are managed by purchasing and selling call and put FLexible EXchange Options (“FLEX Options”) to create layers within a Fund’s portfolio. Each Fund’s FLEX Option has the same reference asset and expiration date, with uniquely selected strike prices for the Fund’s Outcome Period. Due to the customizable nature of FLEX Options that allows for specific strike prices to be selected for the same reference asset and expiration date, when each of the FLEX Options expire on the last day of the Outcome Period, the Funds are expected to achieve a Benchmark investment return with the applicable Buffer and Cap investment parameters.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Adviser, as the Trust’s Valuation Designee (“Valuation Designee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Valuation Designee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Valuation Designee.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Exchange-traded option contracts (other than FLEX Option contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Valuation Designee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Valuation Designee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Valuation Designee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC Topic 820, “Fair Value Measurement” (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy levels as of October 31, 2022:

IJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$73,649,549	$–	$73,649,549
Short Term Investments	129,380	–	–	129,380
Total Assets	$129,380	$73,649,549	$–	$73,778,929

Liabilities
Options Written	$–	$8,044,360	$–	$8,044,360
Total Liabilities	$–	$8,044,360	$–	$8,044,360

IAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$46,301,191	$–	$46,301,191
Short Term Investments	188,647	–	–	188,647
Total Assets	$188,647	$46,301,191	$–	$46,489,838

Liabilities
Options Written	$–	$3,217,700	$–	$3,217,700
Total Liabilities	$–	$3,217,700	$–	$3,217,700

IJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$196,672,703	$–	$196,672,703
Short Term Investments	415,631	–	–	415,631
Total Assets	$415,631	$196,672,703	$–	$197,088,334

Liabilities
Options Written	$–	$8,201,782	$–	$8,201,782
Total Liabilities	$–	$8,201,782	$–	$8,201,782

IOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$99,300,490	$–	$99,300,490
Short Term Investments	182,249	–	–	182,249
Total Assets	$182,249	$99,300,490	$–	$99,482,739

Liabilities
Options Written	$–	$5,080,822	$–	$5,080,822
Total Liabilities	$–	$5,080,822	$–	$5,080,822

EJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$66,475,506	$–	$66,475,506
Short Term Investments	130,016	–	–	130,016
Total Assets	$130,016	$66,475,506	$–	$66,605,522

Liabilities
Options Written	$–	$10,647,020	$–	$10,647,020
Total Liabilities	$–	$10,647,020	$–	$10,647,020

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

EAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$34,480,307	$–	$34,480,307
Short Term Investments	141,663	–	–	141,663
Total Assets	$141,663	$34,480,307	$–	$34,621,970

Liabilities
Options Written	$–	$3,939,456	$–	$3,939,456
Total Liabilities	$–	$3,939,456	$–	$3,939,456

EJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$58,942,611	$–	$58,942,611
Short Term Investments	99,697	–	–	99,697
Total Assets	$99,697	$58,942,611	$–	$59,042,308

Liabilities
Options Written	$–	$4,359,262	$–	$4,359,262
Total Liabilities	$–	$4,359,262	$–	$4,359,262

EOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$27,256,676	$–	$27,256,676
Short Term Investments	40,427	–	–	40,427
Total Assets	$40,427	$27,256,676	$–	$27,297,103

Liabilities
Options Written	$–	$1,652,821	$–	$1,652,821
Total Liabilities	$–	$1,652,821	$–	$1,652,821

NJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$97,438,111	$–	$97,438,111
Short Term Investments	132,520	–	–	132,520
Total Assets	$132,520	$97,438,111	$–	$97,570,631

Liabilities
Options Written	$–	$14,737,979	$–	$14,737,979
Total Liabilities	$–	$14,737,979	$–	$14,737,979

NAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$58,691,234	$–	$58,691,234
Short Term Investments	200,433	–	–	200,433
Total Assets	$200,433	$58,691,234	$–	$58,891,667

Liabilities
Options Written	$–	$5,990,551	$–	$5,990,551
Total Liabilities	$–	$5,990,551	$–	$5,990,551

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

NJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$126,123,144	$–	$126,123,144
Short Term Investments	292,663	–	–	292,663
Total Assets	$292,663	$126,123,144	$–	$126,415,807

Liabilities
Options Written	$–	$7,979,202	$–	$7,979,202
Total Liabilities	$–	$7,979,202	$–	$7,979,202

NOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$88,263,285	$–	$88,263,285
Short Term Investments	219,925	–	–	219,925
Total Assets	$219,925	$88,263,285	$–	$88,483,210

Liabilities
Options Written	$–	$7,471,328	$–	$7,471,328
Total Liabilities	$–	$7,471,328	$–	$7,471,328

KJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$83,724,922	$–	$83,724,922
Short Term Investments	175,217	–	–	175,217
Total Assets	$175,217	$83,724,922	$–	$83,900,139

Liabilities
Options Written	$–	$4,337,248	$–	$4,337,248
Total Liabilities	$–	$4,337,248	$–	$4,337,248

KAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$88,766,592	$–	$88,766,592
Short Term Investments	321,097	–	–	321,097
Total Assets	$321,097	$88,766,592	$–	$89,087,689

Liabilities
Options Written	$–	$4,188,576	$–	$4,188,576
Total Liabilities	$–	$4,188,576	$–	$4,188,576

KJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$84,195,787	$–	$84,195,787
Short Term Investments	194,220	–	–	194,220
Total Assets	$194,220	$84,195,787	$–	$84,390,007

Liabilities
Options Written	$–	$6,006,100	$–	$6,006,100
Total Liabilities	$–	$6,006,100	$–	$6,006,100

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

KOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$80,046,030	$–	$80,046,030
Short Term Investments	154,565	–	–	154,565
Total Assets	$154,565	$80,046,030	$–	$80,200,595

Liabilities
Options Written	$–	$7,259,595	$–	$7,259,595
Total Liabilities	$–	$7,259,595	$–	$7,259,595

DSJA
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$3,006,426	$–	$3,006,426
Short Term Investments	25,772	–	–	25,772
Total Assets	$25,772	$3,006,426	$–	$3,032,198

Liabilities
Options Written	$–	$190	$–	$190
Total Liabilities	$–	$190	$–	$190

DSOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$4,667,559	$–	$4,667,559
Short Term Investments	35,157	–	–	35,157
Total Assets	$35,157	$4,667,559	$–	$4,702,716

Liabilities
Options Written	$–	$679,037	$–	$679,037
Total Liabilities	$–	$679,037	$–	$679,037

TSJA
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$5,985,217	$–	$5,985,217
Short Term Investments	12,574	–	–	12,574
Total Assets	$12,574	$5,985,217	$–	$5,997,791

Liabilities
Options Written	$–	$4,280	$–	$4,280
Total Liabilities	$–	$4,280	$–	$4,280

TSOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$7,171,517	$–	$7,171,517
Short Term Investments	20,743	–	–	20,743
Total Assets	$20,743	$7,171,517	$–	$7,192,260

Liabilities
Options Written	$–	$1,912,783	$–	$1,912,783
Total Liabilities	$–	$1,912,783	$–	$1,912,783

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

DBJA
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$9,044,888	$–	$9,044,888
Short Term Investments	49,769	–	–	49,769
Total Assets	$49,769	$9,044,888	$–	$9,094,657

Liabilities
Options Written	$–	$900,367	$–	$900,367
Total Liabilities	$–	$900,367	$–	$900,367

DBOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$17,762,739	$–	$17,762,739
Short Term Investments	39,059	–	–	39,059
Total Assets	$39,059	$17,762,739	$–	$17,801,798

Liabilities
Options Written	$–	$3,442,423	$–	$3,442,423
Total Liabilities	$–	$3,442,423	$–	$3,442,423

TBJL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$35,974,058	$–	$35,974,058
Short Term Investments	88,071	–	–	88,071
Total Assets	$88,071	$35,974,058	$–	$36,062,129

Liabilities
Options Written	$–	$3,844,570	$–	$3,844,570
Total Liabilities	$–	$3,844,570	$–	$3,844,570

TFJL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$20,363,419	$–	$20,363,419
Short Term Investments	18,080	–	–	18,080
Total Assets	$18,080	$20,363,419	$–	$20,381,499

Liabilities
Options Written	$–	$25,480	$–	$25,480
Total Liabilities	$–	$25,480	$–	$25,480

XDJA
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$3,959,644	$–	$3,959,644
Short Term Investments	16,680	–	–	16,680
Total Assets	$16,680	$3,959,644	$–	$3,976,324

Liabilities
Options Written	$–	$209	$–	$209
Total Liabilities	$–	$209	$–	$209

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

XDAP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$3,751,331	$–	$3,751,331
Short Term Investments	17,077	–	–	17,077
Total Assets	$17,077	$3,751,331	$–	$3,768,408

Liabilities
Options Written	$–	$10,729	$–	$10,729
Total Liabilities	$–	$10,729	$–	$10,729

XDJL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$3,720,200	$–	$3,720,200
Short Term Investments	41,093	–	–	41,093
Total Assets	$41,093	$3,720,200	$–	$3,761,293

Liabilities
Options Written	$–	$286,046	$–	$286,046
Total Liabilities	$–	$286,046	$–	$286,046

XDOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$41,396,066	$–	$41,396,066
Short Term Investments	118,551	–	–	118,551
Total Assets	$118,551	$41,396,066	$–	$41,514,617

Liabilities
Options Written	$–	$5,865,117	$–	$5,865,117
Total Liabilities	$–	$5,865,117	$–	$5,865,117

XTJA
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$4,950,595	$–	$4,950,595
Short Term Investments	21,028	–	–	21,028
Total Assets	$21,028	$4,950,595	$–	$4,971,623

Liabilities
Options Written	$–	$968	$–	$968
Total Liabilities	$–	$968	$–	$968

XTAP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$3,746,568	$–	$3,746,568
Short Term Investments	22,210	–	–	22,210
Total Assets	$22,210	$3,746,568	$–	$3,768,778

Liabilities
Options Written	$–	$31,758	$–	$31,758
Total Liabilities	$–	$31,758	$–	$31,758

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

XTJL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$15,002,672	$–	$15,002,672
Short Term Investments	57,937	–	–	57,937
Total Assets	$57,937	$15,002,672	$–	$15,060,609

Liabilities
Options Written	$–	$2,347,476	$–	$2,347,476
Total Liabilities	$–	$2,347,476	$–	$2,347,476

XTOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$20,076,584	$–	$20,076,584
Short Term Investments	49,000	–	–	49,000
Total Assets	$49,000	$20,076,584	$–	$20,125,584

Liabilities
Options Written	$–	$5,010,997	$–	$5,010,997
Total Liabilities	$–	$5,010,997	$–	$5,010,997

XBJA
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$15,841,134	$–	$15,841,134
Short Term Investments	46,493	–	–	46,493
Total Assets	$46,493	$15,841,134	$–	$15,887,627

Liabilities
Options Written	$–	$1,578,151	$–	$1,578,151
Total Liabilities	$–	$1,578,151	$–	$1,578,151

XBAP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$21,277,646	$–	$21,277,646
Short Term Investments	83,783	–	–	83,783
Total Assets	$83,783	$21,277,646	$–	$21,361,429

Liabilities
Options Written	$–	$1,740,304	$–	$1,740,304
Total Liabilities	$–	$1,740,304	$–	$1,740,304

XBJL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$36,991,149	$–	$36,991,149
Short Term Investments	122,029	–	–	122,029
Total Assets	$122,029	$36,991,149	$–	$37,113,178

Liabilities
Options Written	$–	$4,851,161	$–	$4,851,161
Total Liabilities	$–	$4,851,161	$–	$4,851,161

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

XBOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$44,485,350	$–	$44,485,350
Short Term Investments	91,308	–	–	91,308
Total Assets	$91,308	$44,485,350	$–	$44,576,658

Liabilities
Options Written	$–	$8,634,600	$–	$8,634,600
Total Liabilities	$–	$8,634,600	$–	$8,634,600

QTJA
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$4,385,283	$–	$4,385,283
Short Term Investments	19,502	–	–	19,502
Total Assets	$19,502	$4,385,283	$–	$4,404,785

Liabilities
Options Written	$–	$512	$–	$512
Total Liabilities	$–	$512	$–	$512

QTAP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$7,017,372	$–	$7,017,372
Short Term Investments	45,290	–	–	45,290
Total Assets	$45,290	$7,017,372	$–	$7,062,662

Liabilities
Options Written	$–	$35,462	$–	$35,462
Total Liabilities	$–	$35,462	$–	$35,462

QTJL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$21,315,166	$–	$21,315,166
Short Term Investments	55,749	–	–	55,749
Total Assets	$55,749	$21,315,166	$–	$21,370,915

Liabilities
Options Written	$–	$3,366,914	$–	$3,366,914
Total Liabilities	$–	$3,366,914	$–	$3,366,914

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

QTOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$7,854,714	$–	$7,854,714
Short Term Investments	28,566	–	–	28,566
Total Assets	$28,566	$7,854,714	$–	$7,883,280

Liabilities
Options Written	$–	$1,861,216	$–	$1,861,216
Total Liabilities	$–	$1,861,216	$–	$1,861,216

BALT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$275,369,536	$–	$275,369,536
Short Term Investments	323,559	–	–	323,559
Total Assets	$323,559	$275,369,536	$–	$275,693,095

Liabilities
Options Written	$–	$19,108,544	$–	$19,108,544
Total Liabilities	$–	$19,108,544	$–	$19,108,544

XDSQ
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$12,621,727	$–	$12,621,727
Short Term Investments	46,888	–	–	46,888
Total Assets	$46,888	$12,621,727	$–	$12,668,615

Liabilities
Options Written	$–	$1,221,385	$–	$1,221,385
Total Liabilities	$–	$1,221,385	$–	$1,221,385

XDQQ
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$19,375,777	$–	$19,375,777
Short Term Investments	12,513	–	–	12,513
Total Assets	$12,513	$19,375,777	$–	$19,388,290

Liabilities
Options Written	$–	$1,309,343	$–	$1,309,343
Total Liabilities	$–	$1,309,343	$–	$1,309,343

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

There were no Level 3 investments for the Funds during the year or period ended October 31, 2022.

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Funds invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Funds will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

All of the FLEX Option contracts held by the Funds are fully funded and cash settled, therefore balance sheet offsetting under U.S. GAAP does not apply.

The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of October 31, 2022 are as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
IJAN	$73,649,549	$8,044,360
IAPR	46,301,191	3,217,700
IJUL	196,672,703	8,201,782
IOCT	99,300,490	5,080,822
EJAN	66,475,506	10,647,020
EAPR	34,480,307	3,939,456
EJUL	58,942,611	4,359,262
EOCT	27,256,676	1,652,821
NJAN	97,438,111	14,737,979
NAPR	58,691,234	5,990,551
NJUL	126,123,144	7,979,202
NOCT	88,263,285	7,471,328
KJAN	83,724,922	4,337,248
KAPR	88,766,592	4,188,576
KJUL	84,195,787	6,006,100
KOCT	80,046,030	7,259,595
DSJA	3,006,426	190
DSOC	4,667,559	679,037
TSJA	5,985,217	4,280
TSOC	7,171,517	1,912,783
DBJA	9,044,888	900,367
DBOC	17,762,739	3,442,423
TBJL	35,974,058	3,844,570
TFJL	20,363,419	25,480
XDJA	3,959,644	209
XDAP	3,751,331	10,729
XDJL	3,720,200	286,046
XDOC	41,396,066	5,865,117
XTJA	4,950,595	968
XTAP	3,746,568	31,758
XTJL	15,002,672	2,347,476
XTOC	20,076,584	5,010,997
XBJA	15,841,134	1,578,151
XBAP	21,277,646	1,740,304
XBJL	36,991,149	4,851,161
XBOC	44,485,350	8,634,600
QTJA	4,385,283	512
QTAP	7,017,372	35,462
QTJL	21,315,166	3,366,914
QTOC	7,854,714	1,861,216
BALT	275,369,536	19,108,544
XDSQ	12,621,727	1,221,385
XDQQ	19,375,777	1,309,343

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The effect of derivative instruments on the Statements of Operations for the year or period ended October 31, 2022:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Investments	Investments in-kind	Options written	Options written in-kind
IJAN	$(4,328,436)	$4,167,096	$(377,605)	$2,772,670
IAPR	(5,298,844)	849,570	(1,637,405)	869,340
IJUL	(12,429,901)	9,582,588	(2,306,945)	1,585,358
IOCT	(968,632)	118,665	(1,394,201)	78,644
EJAN	(11,089,903)	(722,453)	7,690,572	133,500
EAPR	(5,305,708)	2,686,457	715,943	720,674
EJUL	(8,428,905)	5,867,882	(2,756,544)	986,627
EOCT	(632,653)	62,401	(808,251)	46,322
NJAN	(10,068,228)	18,959,529	(8,140,468)	3,777,186
NAPR	(2,513,951)	2,640,609	(1,833,406)	2,750,154
NJUL	(12,953,168)	6,861,415	(1,331,662)	2,281,179
NOCT	(6,082,414)	459,566	(1,222,224)	414,726
KJAN	(13,245,104)	11,154,585	1,161,437	7,462,534
KAPR	(7,342,879)	825,769	333,858	7,231,416
KJUL	(14,826,737)	9,873,372	(3,987,030)	2,079,260
KOCT	(4,251,621)	248,031	(741,793)	161,208
DSJA	67,712	1,636,823	(1,333,674)	93,020
DSOC	(1,741,073)	20,960	520,765	57,842
TSJA	(4,631,250)	11,117,071	(6,644,410)	2,200,177
TSOC	(3,098,613)	13,322	1,494,496	305,284
DBJA	(2,323,713)	4,124,022	(2,610,907)	607,399
DBOC	(2,969,024)	(68,696)	1,425,276	239,455
TBJL	(1,180,247)	752,711	(484,843)	23,286
TFJL	(1,413,374)	(76,221)	204,787	103,277
XDJA	–	–	–	–
XDAP	1,001,994	(100,818)	(548,497)	498,715
XDJL	(1,365,662)	112,244	(5,474)	508,678
XDOC	(7,838,392)	1,855	233,716	(4,685)
XTJA	–	(426,717)	–	421,270
XTAP	610,289	1,525,174	(1,838,337)	958,333
XTJL	(5,271,226)	(398,287)	221,705	2,748,721
XTOC	(2,406,874)	(886,205)	777,367	949,967
XBJA	–	439,875	–	363,484
XBAP	175,783	745,777	(1,389,065)	1,708,043
XBJL	(3,479,538)	573,432	(303,223)	3,503,014
XBOC	(2,309,214)	790,054	(459,544)	929,564
QTJA	–	(920,665)	–	863,874
QTAP	(1,954,567)	188,134	(2,347,338)	4,412,741
QTJL	(6,437,575)	(266,445)	(4,818)	3,044,676
QTOC	(2,581,041)	(615,466)	905,527	653,779
BALT	(30,785,348)	18,857,496	6,489,506	5,655,584
XDSQ	(3,359,420)	1,887,836	(959,436)	268,782
XDQQ	(6,572,650)	1,462,144	(23,553)	654,828

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Investments	Options written
IJAN	$(5,814,010)	$(5,788,644)
IAPR	(789,209)	(1,100,062)
IJUL	(3,000,404)	307,758
IOCT	2,548,723	(146,036)
EJAN	2,124,039	(13,046,061)
EAPR	(1,393,113)	(2,848,513)
EJUL	(1,450,145)	(1,052,999)
EOCT	(414,505)	(141,829)
NJAN	(19,115,275)	(4,383,350)
NAPR	(8,677,360)	1,908,619
NJUL	(6,333,579)	5,196,942
NOCT	(2,315,347)	1,448,187
KJAN	(13,132,900)	(1,573,452)
KAPR	(5,889,386)	(1,107,317)
KJUL	3,613,025	(1,103,007)
KOCT	2,787,947	(1,154,402)
DSJA	(2,691,920)	1,251,090
DSOC	(614,229)	359,671
TSJA	(14,097,399)	8,577,866
TSOC	(1,231,837)	796,342
DBJA	(3,864,358)	2,606,484
DBOC	(818,405)	700,909
TBJL	(552,727)	(870,351)
TFJL	(709,321)	246,619
XDJA	(875,261)	152,506
XDAP	(2,555,542)	1,197,748
XDJL	(376,663)	184,956
XDOC	4,278,027	(2,429,691)
XTJA	(1,667,680)	395,615
XTAP	(3,198,889)	2,039,593
XTJL	(1,262,919)	993,667
XTOC	2,096,224	(1,473,460)
XBJA	(1,949,133)	23,039
XBAP	(6,444,099)	3,518,834
XBJL	(3,459,157)	1,390,287
XBOC	2,299,466	(1,340,367)
QTJA	(2,684,113)	354,149
QTAP	(6,862,302)	5,348,486
QTJL	(3,950,457)	2,269,958
QTOC	53,998	(4,774)
BALT	9,854,709	(6,079,121)
XDSQ	(154,381)	234,299
XDQQ	(1,022,533)	890,445

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The average volume of derivative activity during the year or period ended October 31, 2022, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
IJAN	$79,798,342	$(5,712,130)
IAPR	51,792,494	(2,928,683)
IJUL	90,145,282	(3,797,931)
IOCT	23,890,825	(1,223,608)
EJAN	90,015,885	(6,749,245)
EAPR	41,076,688	(2,519,115)
EJUL	40,973,202	(2,558,576)
EOCT	10,364,253	(683,807)
NJAN	117,549,200	(12,547,755)
NAPR	56,208,520	(5,337,537)
NJUL	78,920,494	(5,585,274)
NOCT	70,853,187	(5,119,045)
KJAN	115,312,253	(8,887,658)
KAPR	89,685,539	(5,012,259)
KJUL	68,924,865	(4,204,652)
KOCT	45,433,119	(2,909,012)
DSJA	4,999,479	(234,708)
DSOC	7,354,586	(519,895)
TSJA	18,602,420	(2,261,944)
TSOC	11,533,607	(1,460,321)
DBJA	12,788,518	(1,541,491)
DBOC	20,084,639	(2,427,637)
TBJL	8,996,529	(641,948)
TFJL	9,319,324	(61,704)
XDJA	3,655,792	(34,448)
XDAP	6,769,462	(478,961)
XDJL	5,048,361	(345,033)
XDOC	11,202,570	(857,831)
XTJA	5,652,696	(138,243)
XTAP	10,413,237	(1,404,556)
XTJL	15,295,189	(2,105,228)
XTOC	8,318,559	(1,074,402)
XBJA	14,239,923	(1,461,031)
XBAP	26,630,919	(3,438,154)
XBJL	23,959,916	(3,041,896)
XBOC	11,682,463	(1,519,950)
QTJA	6,414,817	(179,561)
QTAP	14,840,035	(2,473,280)
QTJL	16,263,726	(2,270,404)
QTOC	5,461,855	(706,710)
BALT	129,763,998	(5,343,241)
XDSQ	11,584,103	(493,405)
XDQQ	15,585,383	(914,336)

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Tax Information:

The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute substantially all of their net investment income and capital gains to shareholders.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the year or year or period ended October 31, 2022, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of October 31, 2022, the Funds did not have a liability for any unrecognized tax benefits. As of October 31, 2022, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds are subject to examination by U.S. Federal tax authorities for all tax years since inception.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital. These reclassifications have no effect on net assets or net asset value per share.  For the year or period ended October 31, 2022, the Funds made the following permanent book-to-tax reclassifications due to deemed distributions, net operating losses, and redemption in-kind transactions:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
IJAN	$(6,859,436)	$6,859,436
IAPR	(1,582,655)	1,582,655
IJUL	(10,925,880)	10,925,880
IOCT	(174,292)	174,292
EJAN	1,540,336	(1,540,336)
EAPR	(3,220,258)	3,220,258
EJUL	(6,595,221)	6,595,221
EOCT	(96,774)	96,774
NJAN	(22,629,861)	22,629,861
NAPR	(5,099,640)	5,099,640
NJUL	(9,069,301)	9,069,301
NOCT	(767,941)	767,941
KJAN	(18,503,230)	18,503,230
KAPR	(7,804,265)	7,804,265
KJUL	(11,852,758)	11,852,758
KOCT	(354,251)	354,251
DSJA	(1,689,424)	1,689,424
DSOC	59,974	(59,974)
TSJA	(13,052,901)	13,052,901
TSOC	(161,467)	161,467
DBJA	(4,628,219)	4,628,219
DBOC	104,027	(104,027)
TBJL	(745,914)	745,914
TFJL	76,042	(76,042)
XDJA	-	-
XDAP	(767,169)	767,169
XDJL	(608,206)	608,206
XDOC	6,444	(6,444)
XTJA	5,447	(5,447)
XTAP	(2,446,354)	2,446,354
XTJL	(2,319,729)	2,319,729
XTOC	(58,560)	58,560
XBJA	(803,359)	803,359
XBAP	(2,338,191)	2,338,191
XBJL	(4,036,977)	4,036,977
XBOC	(1,710,721)	1,710,721
QTJA	56,791	(56,791)
QTAP	(4,491,711)	4,491,711
QTJL	(2,751,220)	2,751,220
QTOC	(32,136)	32,136
BALT	(24,450,011)	24,450,011
XDSQ	(2,088,648)	2,088,648
XDQQ	(2,038,586)	2,038,586

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date.  The Funds intend to pay out dividends from their net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as return of capital.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income, if any, is recognized on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.

3.	INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (“Advisory Agreement”) and, pursuant to the Advisory Agreement, is responsible for the day-to-day management of the Funds.

Pursuant to the Advisory Agreement, IJAN, IAPR, IJUL, and IOCT each pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.85%, EJAN, EAPR, EJUL and EOCT each pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.89%, BALT pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.69%. All other Innovator ETFs included in this report each, respectively, pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of each Fund at the annual rate of 0.79%. During the term of the Advisory Agreement, the Adviser pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Milliman Financial Risk Management LLC (the “Sub-Adviser”) acts as sub-adviser to the Funds pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for execution of the Sub-Adviser’s strategy for each of the Funds. The Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios. Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee, based on the Funds’ average daily net assets, for the services and facilities it provides payable on a monthly basis.

Certain trustees and officers of the Trust are affiliated with the Adviser. Trustee compensation is paid for by the Adviser.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

4.	INVESTMENT TRANSACTIONS

For the year or period ended October 31, 2022, there were no purchases or proceeds from long-term sales of investment securities.

For the year or period ended October 31, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind	In-Kind
	Creations	Redemptions
IJAN	$-	$70,173,819
IAPR	-	12,859,447
IJUL	1,323,390	24,749,837
IOCT	2,082,772	3,931,456
EJAN	-	17,453,302
EAPR	647,457	25,706,629
EJUL	-	11,832,380
EOCT	1,411,808	645,771
NJAN	-	106,252,502
NAPR	-	39,089,915
NJUL	1,450,883	21,121,430
NOCT	3,451,744	15,582,934
KJAN	-	102,811,208
KAPR	1,525,064	24,887,799
KJUL	2,147,817	31,928,026
KOCT	784,020	2,064,927
DSJA	-	9,578,001
DSOC	-	2,413,132
TSJA	-	67,188,050
TSOC	-	2,466,638
DBJA	-	17,707,842
DBOC	-	1,440,977
TBJL	-	3,653,100
TFJL	-	8,208,348
XDJA	-	-
XDAP	-	10,293,146
XDJL	-	2,002,805
XDOC	-	557,609
XTJA	-	3,927,124
XTAP	-	47,021,633
XTJL	-	8,660,236
XTOC	988,350	3,960,620
XBJA	-	6,337,654
XBAP	1,066,040	41,428,586
XBJL	-	18,676,776
XBOC	-	2,588,885
QTJA	-	5,002,692
QTAP	1,533,880	13,954,555
QTJL	1,084,788	13,824,106
QTOC	1,106,702	1,479,416
BALT	7,727,258	75,532,896
XDSQ	-	17,773,829
XDQQ	-	24,138,681

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

5.         CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

The Funds issue and redeem shares on a continuous basis at NAV only in blocks of shares called “Creation Units.” Creation Units are issued and redeemed principally for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Additional charges received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

6.	FEDERAL INCOME TAX INFORMATION

At October 31, 2022, the cost of investments including options written and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
IJAN	$73,864,650	$14,176,153	$(22,306,234)	$(8,130,081)
IAPR	44,492,842	5,134,901	(6,355,605)	(1,220,704)
IJUL	190,670,252	1,102,504	(2,886,204)	(1,783,700)
IOCT	91,830,185	5,914,227	(3,342,496)	2,571,731
EJAN	66,999,880	16,616,465	(27,657,843)	(11,041,378)
EAPR	35,208,394	5,447,738	(9,973,618)	(4,525,880)
EJUL	58,141,481	4,009,097	(7,467,532)	(3,458,435)
EOCT	26,165,595	459,404	(980,717)	(521,313)
NJAN	96,064,293	23,736,429	(36,968,071)	(13,231,642)
NAPR	56,689,672	10,514,872	(14,303,428)	(3,788,556)
NJUL	117,742,041	4,567,585	(3,873,021)	694,564
NOCT	79,828,058	3,203,602	(2,019,778)	1,183,824
KJAN	82,975,905	9,896,078	(13,309,092)	(3,413,014)
KAPR	88,721,893	3,308,950	(7,131,730)	(3,822,780)
KJUL	74,893,690	7,601,640	(4,111,423)	3,490,217
KOCT	70,381,497	6,381,980	(3,822,477)	2,559,503
DSJA	3,728,933	311,867	(1,008,792)	(696,925)
DSOC	3,852,784	378,431	(207,536)	170,895
TSJA	7,373,515	1,298,974	(2,678,978)	(1,380,004)
TSOC	5,045,371	881,849	(647,743)	234,106
DBJA	8,468,225	1,470,789	(1,744,724)	(273,935)
DBOC	13,905,328	1,677,280	(1,223,233)	454,047
TBJL	33,648,067	1,429,756	(2,860,264)	(1,430,508)
TFJL	20,676,368	439,064	(759,413)	(320,349)
XDJA	4,698,870	152,506	(875,260)	(722,754)
XDAP	4,408,101	323,244	(973,666)	(650,422)
XDJL	3,474,178	12,613	(11,544)	1,069
XDOC	33,716,894	4,461,683	(2,529,077)	1,932,606
XTJA	6,242,720	395,615	(1,667,680)	(1,272,065)
XTAP	4,369,491	678,846	(1,311,317)	(632,471)
XTJL	12,596,112	347,847	(230,826)	117,021
XTOC	14,434,281	2,275,838	(1,595,532)	680,306
XBJA	16,235,570	1,526,457	(3,452,551)	(1,926,094)
XBAP	21,916,003	3,010,963	(5,305,842)	(2,294,879)
XBJL	34,023,711	939,189	(2,700,883)	(1,761,694)
XBOC	34,895,037	3,852,525	(2,805,504)	1,047,021
QTJA	6,734,237	354,148	(2,684,112)	(2,329,964)
QTAP	9,183,018	1,900,625	(4,056,443)	(2,155,818)
QTJL	19,251,453	1,631,063	(2,878,515)	(1,247,452)
QTOC	5,853,448	446,921	(278,305)	168,616
BALT	252,661,367	20,562,185	(16,639,001)	3,923,184
XDSQ	10,797,485	1,321,326	(671,581)	649,745
XDQQ	17,400,073	843,330	(164,456)	678,874

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

At October 31, 2022, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Accumulated Capital and Other Losses	Undistributed Capital Gains	Undistributed Net Ordinary Income	Unrealized Appreciation / (Depreciation) on Investments	Total Distributable Earnings /(Accumulated Deficit)
IJAN	$(5,260,128)	$-	$-	$(8,130,081)	$(13,390,209)
IAPR	(7,451,944)	-	-	(1,220,704)	(8,672,648)
IJUL	(15,337,226)	-	-	(1,783,700)	(17,120,926)
IOCT	(2,510,557)	-	-	2,571,731	61,174
EJAN	(3,996,921)	-	-	(11,041,378)	(15,038,299)
EAPR	(5,181,808)	-	-	(4,525,880)	(9,707,688)
EJUL	(13,281,445)	-	-	(3,458,435)	(16,739,880)
EOCT	(1,510,830)	-	-	(521,313)	(2,032,143)
NJAN	(18,931,417)	-	-	(13,231,642)	(32,163,059)
NAPR	(4,693,817)	-	-	(3,788,556)	(8,482,373)
NJUL	(14,774,292)	-	-	694,564	(14,079,728)
NOCT	(7,718,348)	-	-	1,183,824	(6,534,524)
KJAN	(12,825,732)	-	-	(3,413,014)	(16,238,746)
KAPR	(7,571,828)	-	-	(3,822,780)	(11,394,608)
KJUL	(19,228,696)	-	-	3,490,217	(15,738,479)
KOCT	(5,258,504)	-	-	2,559,503	(2,699,001)
DSJA	(1,295,762)	-	-	(696,925)	(1,992,687)
DSOC	(6,732,479)	-	-	170,895	(6,561,584)
TSJA	(11,362,783)	-	-	(1,380,004)	(12,742,787)
TSOC	(9,656,646)	-	-	234,106	(9,422,540)
DBJA	(5,190,471)	-	-	(273,935)	(5,464,406)
DBOC	(16,230,797)	-	-	454,047	(15,776,750)
TBJL	(1,970,507)	-	-	(1,430,508)	(3,401,015)
TFJL	(2,241,374)	-	-	(320,349)	(2,561,723)
XDJA	(24,163)	-	-	(722,754)	(746,917)
XDAP	-	-	-	(650,422)	(650,422)
XDJL	(1,403,351)	-	-	1,069	(1,402,282)
XDOC	(7,673,899)	-	-	1,932,606	(5,741,293)
XTJA	(38,272)	-	-	(1,272,065)	(1,310,337)
XTAP	(1,292,112)	-	-	(632,471)	(1,924,583)
XTJL	(5,142,136)	-	-	117,021	(5,025,115)
XTOC	(1,675,767)	-	-	680,306	(995,461)
XBJA	(85,724)	-	-	(1,926,094)	(2,011,818)
XBAP	(1,370,363)	-	-	(2,294,879)	(3,665,242)
XBJL	(3,926,248)	-	-	(1,761,694)	(5,687,942)
XBOC	(2,830,271)	-	-	1,047,021	(1,783,250)
QTJA	(44,573)	-	-	(2,329,964)	(2,374,537)
QTAP	(4,380,261)	-	-	(2,155,818)	(6,536,079)
QTJL	(6,534,621)	-	-	(1,247,452)	(7,782,073)
QTOC	(1,706,844)	-	-	168,616	(1,538,228)
BALT	(25,251,042)	-	-	3,923,184	(21,327,858)
XDSQ	(4,968,833)	-	-	649,745	(4,319,088)
XDQQ	(6,943,105)	-	-	678,874	(6,264,231)

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year. At October 31, 2022, the Funds deferred the following qualified late year ordinary losses:

Late Year Ordinary Losses
IJAN	$554,087
IAPR	371,799
IJUL	600,381
IOCT	147,726
EJAN	597,590
EAPR	290,648
EJUL	275,632
EOCT	69,926
NJAN	722,722
NAPR	346,461
NJUL	489,461
NOCT	413,710
KJAN	742,063
KAPR	562,807
KJUL	414,930
KOCT	265,090
DSJA	29,801
DSOC	43,618
TSJA	87,124
TSOC	59,346
DBJA	73,260
DBOC	114,227
TBJL	52,455
TFJL	55,023
XDJA	24,162
XDAP	-
XDJL	32,216
XDOC	69,222
XTJA	38,272
XTAP	64,063
XTJL	92,612
XTOC	46,259
XBJA	85,724
XBAP	157,081
XBJL	143,487
XBOC	61,513
QTJA	44,573
QTAP	78,357
QTJL	92,227
QTOC	31,329
BALT	756,826
XDSQ	73,320
XDQQ	95,278

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

At October 31, 2022, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains for an unlimited period as indicated below:

	Indefinite Short-Term	Indefinite Long-Term
IJAN	$4,706,041	$-
IAPR	7,080,146	-
IJUL	14,736,846	-
IOCT	2,362,833	-
EJAN	3,399,331	-
EAPR	4,891,158	-
EJUL	11,928,277	1,077,537
EOCT	1,440,904	-
NJAN	18,208,696	-
NAPR	4,347,357	-
NJUL	14,284,830	-
NOCT	7,304,638	-
KJAN	12,083,667	-
KAPR	7,009,021	-
KJUL	18,813,767	-
KOCT	4,993,414	-
DSJA	1,265,962	-
DSOC	6,688,860	-
TSJA	11,275,660	-
TSOC	9,597,302	-
DBJA	5,117,214	-
DBOC	16,116,570	-
TBJL	1,918,050	-
TFJL	2,186,352	-
XDJA	-	-
XDAP	-	-
XDJL	1,371,136	-
XDOC	7,604,677	-
XTJA	-	-
XTAP	1,228,048	-
XTJL	5,049,521	-
XTOC	1,629,507	-
XBJA	-	-
XBAP	1,213,282	-
XBJL	3,782,761	-
XBOC	2,768,758	-
QTJA	-	-
QTAP	4,301,905	-
QTJL	6,442,393	-
QTOC	1,675,514	-
BALT	24,494,216	-
XDSQ	4,895,511	-
XDQQ	6,847,827	-

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the current tax year ended October 31, 2022, no capital loss carryforwards available were utilized.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The Funds did not pay any distributions during the fiscal years or periods ended October 31, 2022 and October 31, 2021, respectively.

7.   NEW ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions ("ASU 2022-03"). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

8.	SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

INNOVATOR ETFs TRUST

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Innovator ETFs Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written, of Innovator International Developed Power Buffer ETF - January, Innovator International Developed Power Buffer ETF - April, Innovator International Developed Power Buffer ETF - July, Innovator International Developed Power Buffer ETF - October, Innovator Emerging Markets Power Buffer ETF - January, Innovator Emerging Markets Power Buffer ETF - April, Innovator Emerging Markets Power Buffer ETF - July, Innovator Emerging Markets Power Buffer ETF - October, Innovator Growth-100 Power Buffer ETF - January, Innovator Growth-100 Power Buffer ETF - April, Innovator Growth-100 Power Buffer ETF - July, Innovator Growth-100 Power Buffer ETF - October, Innovator U.S. Small Cap Power Buffer ETF - January, Innovator U.S. Small Cap Power Buffer ETF - April, Innovator U.S. Small Cap Power Buffer ETF - July, Innovator U.S. Small Cap Power Buffer ETF - October, Innovator Double Stacker ETF - January, Innovator Double Stacker ETF - October, Innovator Triple Stacker ETF - January, Innovator Triple Stacker ETF - October, Innovator Double Stacker 9 Buffer ETF - January, Innovator Double Stacker 9 Buffer ETF - October, Innovator U.S. Equity Accelerated ETF - April, Innovator U.S. Equity Accelerated ETF - July, Innovator U.S. Equity Accelerated ETF - October, Innovator U.S. Equity Accelerated Plus ETF - April, Innovator U.S. Equity Accelerated Plus ETF - July, Innovator U.S. Equity Accelerated Plus ETF - October, Innovator U.S. Equity Accelerated 9 Buffer ETF - April, Innovator U.S. Equity Accelerated 9 Buffer ETF - July, Innovator U.S. Equity Accelerated 9 Buffer ETF - October, Innovator Growth Accelerated Plus ETF - April, Innovator Growth Accelerated Plus ETF - July, Innovator Growth Accelerated Plus ETF - October, Innovator 20+ Year Treasury Bond 9 Buffer ETF - July, Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly, Innovator Defined Wealth Shield ETF, Innovator U.S. Equity Accelerated ETF - Quarterly, Innovator Growth Accelerated ETF – Quarterly, Innovator U.S. Equity Accelerated ETF – January, Innovator U.S. Equity Accelerated Plus ETF – January, Innovator U.S. Equity Accelerated 9 Buffer ETF – January, and Innovator Growth Accelerated Plus ETF - January (the “Funds”), each a series of Innovator ETFs Trust, as of October 31, 2022, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

INNOVATOR ETFs TRUST

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Innovator International Developed Power Buffer ETF - July and Innovator Emerging Markets Power Buffer ETF - July	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022, 2021 and 2020 and for the period from June 28, 2019 (commencement of operations) through October 31, 2019
Innovator Growth-100 Power Buffer ETF - October and Innovator U.S. Small Cap Power Buffer ETF - October	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022, 2021 and 2020 and for the period from September 30, 2019 (commencement of operations) through October 31, 2019

Innovator Growth-100 Power Buffer ETF - January, Innovator U.S. Small Cap Power Buffer ETF - January, Innovator International Developed Power Buffer ETF - January, and Innovator Emerging Markets Power Buffer ETF - January

	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022 and 2021 and for the period from December 31, 2019 (commencement of operations) through October 31, 2020
Innovator Growth-100 Power Buffer ETF - April and Innovator U.S. Small Cap Power Buffer ETF - April	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022 and 2021 and for the period from March 31, 2020 (commencement of operations) through October 31, 2020
Innovator Growth-100 Power Buffer ETF - July and Innovator U.S. Small Cap Power Buffer ETF - July	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022 and 2021 and for the period from June 30, 2020 (commencement of operations) through October 31, 2020
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July and Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022 and 2021 and for the period from August 17, 2020 (commencement of operations) through October 31, 2020
Innovator Double Stacker ETF - October, Innovator Triple Stacker ETF - October, and Innovator Double Stacker 9 Buffer ETF - October	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022 and 2021 and for the period from September 30, 2020 (commencement of operations) through October 31, 2020

INNOVATOR ETFs TRUST

Innovator Double Stacker ETF - January, Innovator Triple Stacker ETF - January, and Innovator Double Stacker 9 Buffer ETF – January	For the year ended October 31, 2022	For the year ended October 31, 2022, and for the period from December 31, 2020 (commencement of operations) through October 31, 2021

Innovator International Developed Power Buffer ETF - April, Innovator Emerging Markets Power Buffer ETF - April, Innovator U.S. Equity Accelerated ETF - April, Innovator U.S. Equity Accelerated Plus ETF - April, Innovator U.S. Equity Accelerated 9 Buffer ETF - April, Innovator Growth Accelerated Plus ETF - April, Innovator U.S. Equity Accelerated ETF - Quarterly, and Innovator Growth Accelerated ETF - Quarterly

	For the year ended October 31, 2022	For the year ended October 31, 2022, and for the period from March 31, 2021 (commencement of operations) through October 31, 2021

Innovator U.S. Equity Accelerated ETF - July, Innovator U.S. Equity Accelerated Plus ETF - July, Innovator U.S. Equity Accelerated 9 Buffer ETF - July, Innovator Growth Accelerated Plus ETF - July, and Innovator Defined Wealth Shield ETF

	For the year ended October 31, 2022	For the year ended October 31, 2022, and for the period from June 30, 2021 (commencement of operations) through October 31, 2021

Innovator International Developed Power Buffer ETF - October, Innovator Emerging Markets Power Buffer ETF - October, Innovator U.S. Equity Accelerated ETF - October, Innovator U.S. Equity Accelerated Plus ETF - October, Innovator U.S. Equity Accelerated 9 Buffer ETF - October, and Innovator Growth Accelerated Plus ETF - October

	For the year ended October 31, 2022	For the year ended October 31, 2022, and for the period from September 30, 2021 (commencement of operations) through October 31, 2021

Innovator U.S. Equity Accelerated ETF – January, Innovator U.S. Equity Accelerated Plus ETF – January,

Innovator U.S. Equity Accelerated 9 Buffer ETF – January, and Innovator Growth Accelerated Plus ETF - January

For the period from December 31, 2021 (commencement of operations) through October 31, 2022

INNOVATOR ETFs TRUST

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31,2022, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Innovator Capital Management, LLC’s investment companies since 2017.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

December 22, 2022

INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal (2001-present), Chief Executive Officer (2019-present), President (2001-2019), Timothy Financial Counsel, Inc.	89	Tortazo, LLC (2018-present)
Joe Stowell 109 N. Hale Street, Wheaton, IL0187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (2015-present).	89	Board of Advisors, Westmont College (2016-2021).
Brian J. Wildman 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel, Inc. (2019-present); Executive Vice President, Consumer Banking (2016-2019), Chief Risk Officer (2013-2016), MB Financial Bank.	89	Missionary Furlough Homes, Inc. (since 2008); MB Financial Bank (2003-2019).

INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (b) 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer, Innovator Capital Management, LLC (2017-present).	89	None
Officers
John W. Southard 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1969	Vice President, Treasurer and Principal Financial Accounting Officer (c)	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017-2022); Director and Co-Founder, T2 Capital Management, LLC (2010-present).	89	Independent Trustee, ETF Managers Group, LLC (2012-2018)
Kevin Gustafson 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1965	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2020	Chief Compliance Officer, Innovator Capital Management LLC (2019-2022); General Counsel, Innovator Capital Management LLC (2019-present); Chief Compliance Officer, General Counsel and Chief Risk Officer, Americas, Eastspring Investments, Inc. (2012 - 2019).	89	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)	The Fund Complex includes the Funds, each series of Innovator ETFs Trust.
(b)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.
(c)	Kathleen I. Meyer is deemed the Principal Financial Accounting Officer as of November 1, 2022.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-877-386-3890.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management

Agreement (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:

Innovator International Developed Power Buffer ETF – January, April, July, October

Innovator Emerging Markets Power Buffer ETF – January, April, July, October

Innovator Growth-100 Power Buffer ETF – January, April, July, October

Innovator U.S. Small Cap Power Buffer ETF – January, April, July, October

Innovator Double Stacker ETF – January & October

Innovator Triple Stacker ETF – January & October

Innovator Double Stacker 9 Buffer ETF – January & October

Innovator 20+ Year Treasury Bond 9 Buffer ETF – July

Innovator 20+ Year Treasury Bond 5 Floor ETF – Quarterly

Innovator U.S. Equity Accelerated ETF – January, April, July, October

Innovator U.S. Equity Accelerated Plus ETF – January, April, July, October

Innovator U.S. Equity Accelerated 9 Buffer ETF – January, April, July, October

Innovator Growth Accelerated Plus ETF – January, April, July, October

Innovator U.S. Equity Accelerated ETF – Quarterly

Innovator Growth Accelerated ETF – Quarterly

At a quarterly Board meeting held on June 16, 2022, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator International Developed Power Buffer ETF – January, April, July, October, Innovator Emerging Markets Power Buffer ETF – January, April, July, October, Innovator Growth-100 Power Buffer ETF – January, April, July, October, Innovator U.S. Small Cap Power Buffer ETF – January, April, July, October, Innovator Double Stacker ETF – January & October, Innovator Triple Stacker ETF – January & October, Innovator Double Stacker 9 Buffer ETF – January & October, Innovator 20+ Year Treasury Bond 9 Buffer ETF – July, Innovator 20+ Year Treasury Bond 5 Floor ETF – Quarterly, Innovator U.S. Equity Accelerated ETF – January, April, July, October, Innovator U.S. Equity Accelerated Plus ETF – January, April, July, October, Innovator U.S. Equity Accelerated 9 Buffer ETF – January, April, July, October, Innovator Growth Accelerated Plus ETF – January, April, July, October, Innovator U.S. Equity Accelerated ETF – Quarterly, and Innovator Growth Accelerated ETF – Quarterly (the “Funds”), and the Sub– Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (“Milliman” or the “Sub–Adviser”), for an additional year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management

Agreement (Unaudited) (Continued)

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub–Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services provided by the Adviser and the Sub–Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub–Adviser, including other ETFs managed by the Adviser and the Sub–Adviser; the expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub–Adviser; any fall–out benefits accruing to the Adviser or the Sub–Adviser; and information on the Adviser’s and the Sub–Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub–Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub–Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser is responsible for the overall management and administration of the Funds and reviewed all of the services provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser oversees Milliman’s day–to–day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub– advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent, and quality of the services provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management

Agreement (Unaudited) (Continued)

The Board considered the historical investment performance of each of the Funds (where applicable) for the respective one, three and five-year periods ended March 31, 2022 including NAV, market, and respective index returns.

The Board considered the unitary fee rate or management fee rate, as applicable, currently paid by each Fund under the investment management agreement for the services provided.

The Board noted that the Adviser is responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non–fund clients, as applicable.

In light of the information considered and the nature, extent and quality of the services provided to the Funds under the agreements, the Board determined that the unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

The Board noted that the unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

The Board reviewed profitability information in connection with the approval of the agreements.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management

Agreement (Unaudited) (Continued)

The Board considered potential “fall–out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall–out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub–advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1.	INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.

2.	PROXY VOTING POLICIES AND PROCEDURES

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3.	INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4.	HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account.  You may change your status at any time.

5.	ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi-annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

6.	TAX NOTICE

For the fiscal year ended October 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the taxable year ended October 31, 2022, the percentage of ordinary income dividends paid by the Funds that qualify for the dividends received deduction available to corporations was 0.00%.

For the taxable year ended October 31, 2022, the percentage of ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c) was 0.00%.

7. LIQUIDITY RISK MANAGEMENT PROGRAM

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Innovator ETFs Trust (“Trust”), on behalf of each of its series (each a “Fund” and, collectively, the “Funds”), has established a liquidity risk management program to govern the Funds’ approach to managing liquidity risk (the “Program”). The Program is overseen by the Trust’s Valuation Committee as the Program Administrator, a committee comprised of representatives of the Trust’s investment adviser, Innovator Capital Management LLC and representatives of Milliman Financial Risk Management LLC, the sub-adviser for certain of the Funds (the “Committee”). The Trust’s Board of Trustees (the “Board”) has approved the designation of the Committee to administer the Program.

The Program’s principal objectives include supporting the Funds’ compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the periodic classification and re-classification of certain Funds’ investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on September 13, 2022, the Trustees received a written report from the Committee regarding the design and operational effectiveness of the Program which has been in operation since September 2019. The Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage the Funds’ liquidity risk and has operated adequately and effectively to manage the Funds’ liquidity risk since implementation. The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee also noted no Fund has filed a Form N-LIQUID with the SEC.

INVESTMENT ADVISOR

Innovator Capital Management, LLC

109 North Hale Street

Wheaton, IL 60187

INVESTMENT SUB-ADVISOR

Milliman Financial Risk Management LLC

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

320 South Canal Street, 27th Floor

Chicago, IL 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

INNOVATOR

Annual Report

# INNOVATOR U.S. EQUITY DEFINED OUTCOME ETFS

October 31, 2022
Innovator ETFs Trust

Letter to Shareholders	3
Fund Performance	5
Expense Example	77
Schedules of Investments and Options Written	80
Statements of Assets and Liabilities	152
Statements of Operations	170
Statements of Changes in Net Assets	188
Financial Highlights	206
Notes to Financial Statements	224
Report of Independent Registered Public Accounting Firm	254
Trustees and Officers	259
Board Considerations Regarding Approval of Investment Management Agreement	261
Additional Information	264

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

Thank you for your interest in Innovator ETFs.

During the year ended October 31, 2022, the U.S. equity market continued its pull-back on the heels of the swiftest interest rate hike in U.S. history. For more than a decade, we witnessed the Federal Reserve institute Quantitative Easing in an effort to spur economic growth and keep interest rates artificially low; and for the most part it worked. However, as the country emerged from the COVID-19 lockdowns and restrictions, there were a few key factors that we believe have contributed to a slowdown and to the elevated market volatility:

1.	Record high inflation resulting both from supply chain disruptions and money supply growth

2.	A sharp and swift reversal in Fed policy, from highly accommodative to increasingly restrictive

3.	A process of revaluing future corporate earnings in light of the new interest rate regime

Yet, while it’s important to identify short-term risks facing the economy, we believe that higher interest rates may ultimately lead to higher stock prices over time, as the increased prices of goods and services make their way through to the stock prices of the underlying companies. To that end, we think it’s important to maintain a diversified approach to investing that includes tools that both focus on growth, as well as those that seek to defend against market loss.

At Innovator, we are rooted in the development of risk-managed, growth, and income-oriented ETF solutions. Today, I’m happy to announce that more advisors are using Innovator ETFs than ever before. 2022 was a year of tremendous growth for the firm, with our flagship line of Defined Outcome ETFs™ garnering more than $5b in net flows, nearly doubling Innovator’s assets under management since this time last year.

On behalf of the team at Innovator, thank you for your confidence in us and in the products we offer. May the Lord grant all of us wisdom and peace in the months ahead.

Bruce Bond

Chief Executive Officer

3

Letter to Shareholders (Unaudited) (Continued)

The views in this report were those of the Fund’s CEO as of October 31, 2022 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

4

INNOVATOR U.S. EQUITY BUFFER ETF – JANUARY

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF - January from its inception (December 31, 2018) to October 31, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF - January
NAV Return	-10.03%	5.37%	8.87%
Market Return	-10.23%	5.36%	8.85%
S&P 500® Index - Price Return	-15.92%	8.43%	12.01%
S&P 500® Index - Total Return	-14.61%	10.22%	13.94%

(a)	Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

5

INNOVATOR U.S. EQUITY BUFFER ETF – JANUARY

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BJAN.

6

INNOVATOR U.S. EQUITY BUFFER ETF – FEBRUARY

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – February from its inception (January 31, 2020) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Buffer ETF - February
NAV Return	-6.37%	7.11%
Market Return	-6.32%	7.09%
S&P 500® Index - Price Return	-15.92%	6.87%
S&P 500® Index - Total Return	-14.61%	8.59%

(a)	Inception date is January 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

7

INNOVATOR U.S. EQUITY BUFFER ETF – FEBRUARY

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BFEB.

8

INNOVATOR U.S. EQUITY BUFFER ETF – MARCH

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – March from its inception (February 28, 2020) to  October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Buffer ETF - March
NAV Return	-6.26%	7.97%
Market Return	-6.30%	7.93%
S&P 500® Index - Price Return	-15.92%	10.65%
S&P 500® Index - Total Return	-14.61%	12.41%

(a)	Inception date is February 28, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

9

INNOVATOR U.S. EQUITY BUFFER ETF – MARCH

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BMAR.

10

INNOVATOR U.S. EQUITY BUFFER ETF – APRIL

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – April from its inception (March 29, 2019) to October 31, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF - April
NAV Return	-5.99%	4.98%	6.06%
Market Return	-6.39%	4.94%	5.99%
S&P 500® Index - Price Return	-15.92%	8.43%	9.07%
S&P 500® Index - Total Return	-14.61%	10.22%	10.92%

(a)	Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

11

INNOVATOR U.S. EQUITY BUFFER ETF – APRIL

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BAPR.

12

INNOVATOR U.S. EQUITY BUFFER ETF – MAY

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – May from its inception (April 30, 2020) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Buffer ETF - May
NAV Return	-10.70%	5.15%
Market Return	-10.67%	5.19%
S&P 500® Index - Price Return	-15.92%	12.04%
S&P 500® Index - Total Return	-14.61%	13.81%

(a)	Inception date is April 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

13

INNOVATOR U.S. EQUITY BUFFER ETF – MAY

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index -Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BMAY.

14

INNOVATOR U.S. EQUITY BUFFER ETF – JUNE

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – June from its inception (May 31, 2019) to October 31, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF - June
NAV Return	-9.93%	3.76%	5.67%
Market Return	-9.97%	3.76%	5.67%
S&P 500® Index - Price Return	-15.92%	8.43%	10.50%
S&P 500® Index - Total Return	-14.61%	10.22%	12.35%

(a)	Inception date is May 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

15

INNOVATOR U.S. EQUITY BUFFER ETF – JUNE

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BJUN.

16

INNOVATOR U.S. EQUITY BUFFER ETF – JULY

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – July from its inception (August 28, 2018) to October 31, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF - July
NAV Return	-5.69%	5.11%	4.64%
Market Return	-6.08%	5.12%	4.64%
S&P 500® Index - Price Return	-15.92%	8.43%	7.19%
S&P 500® Index - Total Return	-14.61%	10.22%	9.06%

(a)	Inception date is August 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com

17

INNOVATOR U.S. EQUITY BUFFER ETF – JULY

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BJUL.

18

INNOVATOR U.S. EQUITY BUFFER ETF – AUGUST

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – August from its inception (July 31, 2019) to October 31, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF - August
NAV Return	-8.13%	5.53%	5.72%
Market Return	-8.11%	5.66%	5.77%
S&P 500® Index - Price Return	-15.92%	8.43%	8.38%
S&P 500® Index - Total Return	-14.61%	10.22%	10.20%

(a)	Inception date is July 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

19

INNOVATOR U.S. EQUITY BUFFER ETF – AUGUST

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BAUG.

20

INNOVATOR U.S. EQUITY BUFFER ETF – SEPTEMBER

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – September from its inception (August 30, 2019) to October 31, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF - September
NAV Return	-7.13%	6.72%	7.32%
Market Return	-7.25%	6.72%	7.29%
S&P 500® Index - Price Return	-15.92%	8.43%	9.23%
S&P 500® Index - Total Return	-14.61%	10.22%	11.03%

(a)	Inception date is August 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

21

INNOVATOR U.S. EQUITY BUFFER ETF – SEPTEMBER

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BSEP.

22

INNOVATOR U.S. EQUITY BUFFER ETF – OCTOBER

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – October from its inception (September 28, 2018) to October 31, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF - October
NAV Return	-7.29%	7.75%	6.34%
Market Return	-7.37%	7.70%	6.37%
S&P 500® Index - Price Return	-15.92%	8.43%	7.20%
S&P 500® Index - Total Return	-14.61%	10.22%	9.06%

(a)	Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

23

INNOVATOR U.S. EQUITY BUFFER ETF – OCTOBER

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Return shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BOCT.

24

INNOVATOR U.S. EQUITY BUFFER ETF – NOVEMBER

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – November from its inception (October 31, 2019) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF - November
NAV Return	-7.65%	5.23%	5.23%
Market Return	-7.61%	5.28%	5.28%
S&P 500® Index - Price Return	-15.92%	8.43%	8.43%
S&P 500® Index - Total Return	-14.61%	10.22%	10.22%

(a)	Inception date is October 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

25

INNOVATOR U.S. EQUITY BUFFER ETF – NOVEMBER

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index -Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BNOV.

26

INNOVATOR U.S. EQUITY BUFFER ETF – DECEMBER

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – December from its inception (November 29, 2019) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Buffer ETF - December
NAV Return	-6.97%	6.42%
Market Return	-6.89%	6.42%
S&P 500® Index - Price Return	-15.92%	7.42%
S&P 500® Index - Total Return	-14.61%	9.16%

(a)	Inception date is November 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

27

INNOVATOR U.S. EQUITY BUFFER ETF – DECEMBER

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index -Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BDEC.

28

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JANUARY

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – January from its inception (December 31, 2018) to October 31, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - January
NAV Return	-5.83%	3.48%	5.83%
Market Return	-5.92%	3.48%	5.80%
S&P 500® Index - Price Return	-15.92%	8.43%	12.01%
S&P 500® Index - Total Return	-14.61%	10.22%	13.94%

(a)	Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

29

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JANUARY

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PJAN.

30

INNOVATOR U.S. EQUITY POWER BUFFER ETF – FEBRUARY

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – February from its inception (January 31, 2020) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - February
NAV Return	-4.02%	4.72%
Market Return	-4.01%	4.68%
S&P 500® Index - Price Return	-15.92%	6.87%
S&P 500® Index - Total Return	-14.61%	8.59%

(a)	Inception date is January 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

31

INNOVATOR U.S. EQUITY POWER BUFFER ETF – FEBRUARY

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index -Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PFEB.

32

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MARCH

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – March from its inception (February 28, 2020) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - March
NAV Return	-2.72%	5.97%
Market Return	-3.18%	5.88%
S&P 500® Index - Price Return	-15.92%	10.65%
S&P 500® Index - Total Return	-14.61%	12.41%

(a)	Inception date is February 28, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

33

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MARCH

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index -Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PMAR.

34

INNOVATOR U.S. EQUITY POWER BUFFER ETF – APRIL

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – April from its inception (March 29, 2019) to October 31, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - April
NAV Return	-4.29%	2.90%	3.93%
Market Return	-4.49%	2.91%	3.92%
S&P 500® Index - Price Return	-15.92%	8.43%	9.07%
S&P 500® Index - Total Return	-14.61%	10.22%	10.92%

(a)	Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

35

INNOVATOR U.S. EQUITY POWER BUFFER ETF – APRIL

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PAPR.

36

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MAY

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – May from its inception (April 30, 2020) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - May
NAV Return	-7.30%	3.62%
Market Return	-7.22%	3.68%
S&P 500® Index - Price Return	-15.92%	12.04%
S&P 500® Index - Total Return	-14.61%	13.81%

(a)	Inception date is April 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

37

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MAY

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index -Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PMAY.

38

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JUNE

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – June from its inception (May 31, 2019) to October 31, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - June
NAV Return	-6.84%	3.54%	4.75%
Market Return	-6.93%	3.53%	4.73%
S&P 500® Index - Price Return	-15.92%	8.43%	10.50%
S&P 500® Index - Total Return	-14.61%	10.22%	12.35%

(a)	Inception date is May 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

39

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JUNE

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PJUN.

40

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JULY

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – July from its inception (August 7, 2018) to October 31, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - July
NAV Return	-1.59%	4.57%	4.36%
Market Return	-1.77%	4.66%	4.39%
S&P 500® Index - Price Return	-15.92%	8.43%	7.43%
S&P 500® Index - Total Return	-14.61%	10.22%	9.33%

(a)	Inception date is August 7, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

41

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JULY

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PJUL.

42

INNOVATOR U.S. EQUITY POWER BUFFER ETF – AUGUST

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – August from its inception (July 31, 2019) to October 31, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - August
NAV Return	-5.98%	3.94%	4.15%
Market Return	-5.90%	3.91%	4.21%
S&P 500® Index - Price Return	-15.92%	8.43%	8.38%
S&P 500® Index - Total Return	-14.61%	10.22%	10.20%

(a)	Inception date is July 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

43

INNOVATOR U.S. EQUITY POWER BUFFER ETF – AUGUST

Fund Performance

October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PAUG.

44

INNOVATOR U.S. EQUITY POWER BUFFER ETF – SEPTEMBER

Fund Performance

October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – September from its inception (August 30, 2019) to October 31, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - September
NAV Return	-2.90%	4.98%	5.46%
Market Return	-2.94%	4.94%	5.43%
S&P 500® Index - Price Return	-15.92%	8.43%	9.23%
S&P 500® Index - Total Return	-14.61%	10.22%	11.03%

(a)	Inception date is August 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

45

INNOVATOR U.S. EQUITY POWER BUFFER ETF – SEPTEMBER

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PSEP.

46

INNOVATOR U.S. EQUITY POWER BUFFER ETF – OCTOBER

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – October from its inception (September 28, 2018) to October 31, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - October
NAV Return	-1.05%	6.50%	5.42%
Market Return	-1.39%	6.46%	5.40%
S&P 500® Index - Price Return	-15.92%	8.43%	7.20%
S&P 500® Index - Total Return	-14.61%	10.22%	9.06%

(a)	Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

47

INNOVATOR U.S. EQUITY POWER BUFFER ETF – OCTOBER

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/POCT.

48

INNOVATOR U.S. EQUITY POWER BUFFER ETF – NOVEMBER

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – November from its inception (October 31, 2019) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - November
NAV Return	-1.67%	5.54%	5.54%
Market Return	-1.62%	5.61%	5.61%
S&P 500® Index - Price Return	-15.92%	8.43%	8.43%
S&P 500® Index - Total Return	-14.61%	10.22%	10.22%

(a)	Inception date is October 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

49

INNOVATOR U.S. EQUITY POWER BUFFER ETF – NOVEMBER

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index -Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PNOV.

50

INNOVATOR U.S. EQUITY POWER BUFFER ETF – DECEMBER

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – December from its inception (November 29, 2019) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - December
NAV Return	-3.16%	4.50%
Market Return	-3.33%	4.43%
S&P 500® Index - Price Return	-15.92%	7.42%
S&P 500® Index - Total Return	-14.61%	9.16%

(a)	Inception date is November 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

51

INNOVATOR U.S. EQUITY POWER BUFFER ETF – DECEMBER

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index -Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PDEC.

52

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - JANUARY

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – January from its inception (December 31, 2018) to October 31, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - January
NAV Return	-5.82%	2.19%	4.37%
Market Return	-5.88%	2.27%	4.41%
S&P 500® Index - Price Return	-15.92%	8.43%	12.01%
S&P 500® Index - Total Return	-14.61%	10.22%	13.94%

(a)	Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

53

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - JANUARY

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UJAN.

54

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - FEBRUARY

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – February from its inception (January 31, 2020) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - February
NAV Return	-5.21%	2.65%
Market Return	-5.37%	2.61%
S&P 500® Index - Price Return	-15.92%	6.87%
S&P 500® Index - Total Return	-14.61%	8.59%

(a)	Inception date is January 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

55

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - FEBRUARY

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index -Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UFEB.

56

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - MARCH

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – March from its inception (February 28, 2020) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - March
NAV Return	-4.15%	3.25%
Market Return	-4.14%	3.30%
S&P 500® Index - Price Return	-15.92%	10.65%
S&P 500® Index - Total Return	-14.61%	12.41%

(a)	Inception date is February 28, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

57

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - MARCH

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index -Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UMAR.

58

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - APRIL

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – April from its inception (March 29, 2019) to October 31, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - April
NAV Return	-4.59%	-1.09%	0.47%
Market Return	-4.85%	-1.07%	0.47%
S&P 500® Index - Price Return	-15.92%	8.43%	9.07%
S&P 500® Index - Total Return	-14.61%	10.22%	10.92%

(a)	Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

59

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - APRIL

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UAPR.

60

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - MAY

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – May from its inception (April 30, 2020) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - May
NAV Return	-7.67%	1.08%
Market Return	-7.84%	1.02%
S&P 500® Index - Price Return	-15.92%	12.04%
S&P 500® Index - Total Return	-14.61%	13.81%

(a)	Inception date is April 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

61

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - MAY

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index -Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UMAY.

62

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - JUNE

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – June from its inception (May 31, 2019) to October 31, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - June
NAV Return	-7.92%	1.57%	2.89%
Market Return	-7.91%	1.61%	2.92%
S&P 500® Index - Price Return	-15.92%	8.43%	10.50%
S&P 500® Index - Total Return	-14.61%	10.22%	12.35%

(a)	Inception date is May 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

63

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - JUNE

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UJUN.

64

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - JULY

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – July from its inception (August 7, 2018) to October 31, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - July
NAV Return	-6.41%	1.21%	1.92%
Market Return	-6.59%	1.26%	1.93%
S&P 500® Index - Price Return	-15.92%	8.43%	7.43%
S&P 500® Index - Total Return	-14.61%	10.22%	9.33%

(a)	Inception date is August 7, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

65

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - JULY

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UJUL.

66

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - AUGUST

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – August from its inception (July 31, 2019) to October 31, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - August
NAV Return	-9.87%	1.16%	1.58%
Market Return	-9.76%	1.27%	1.66%
S&P 500® Index - Price Return	-15.92%	8.43%	8.38%
S&P 500® Index - Total Return	-14.61%	10.22%	10.20%

(a)	Inception date is July 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

67

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - AUGUST

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UAUG.

68

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - SEPTEMBER

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – September from its inception (August 30, 2019) to October 31, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - September
NAV Return	-7.54%	1.87%	2.33%
Market Return	-7.68%	1.86%	2.32%
S&P 500® Index - Price Return	-15.92%	8.43%	9.23%
S&P 500® Index - Total Return	-14.61%	10.22%	11.03%

(a)	Inception date is August 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

69

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - SEPTEMBER

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/USEP.

70

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - OCTOBER

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – October from its inception (September 28, 2018) to October 31, 2022 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - October
NAV Return	-4.52%	3.27%	2.96%
Market Return	-4.66%	3.33%	3.00%
S&P 500® Index - Price Return	-15.92%	8.43%	7.20%
S&P 500® Index - Total Return	-14.61%	10.22%	9.06%

(a)	Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

71

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - OCTOBER

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UOCT.

72

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - NOVEMBER

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – November from its inception (October 31, 2019) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - November
NAV Return	-5.76%	2.64%	2.64%
Market Return	-5.80%	2.65%	2.65%
S&P 500® Index - Price Return	-15.92%	8.43%	8.43%
S&P 500® Index - Total Return	-14.61%	10.22%	10.22%

(a)	Inception date is October 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

73

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - NOVEMBER

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UNOV.

74

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - DECEMBER

Fund Performance
October 31, 2022 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – December from its inception (November 29, 2019) to October 31, 2022 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of October 31, 2022
	One Year	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - December
NAV Return	-5.88%	2.12%
Market Return	-5.86%	2.09%
S&P 500® Index - Price Return	-15.92%	7.42%
S&P 500® Index - Total Return	-14.61%	9.16%

(a)	Inception date is November 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

75

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - DECEMBER

Fund Performance
October 31, 2022 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index -Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UDEC.

76

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the respective period and held for the entire period from May 1, 2022 to October 31, 2022 for each Fund.

Actual Expenses

The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

			Expenses Paid
	Beginning	Ending	During the
	Account Value	Account Value	Period (a)
Innovator U.S. Equity Buffer ETF - January (NAV)	$1,000.00	$979.70	$3.94
Innovator U.S. Equity Buffer ETF - February (NAV)	1,000.00	979.60	3.94
Innovator U.S. Equity Buffer ETF - March (NAV)	1,000.00	973.20	3.93
Innovator U.S. Equity Buffer ETF - April (NAV)	1,000.00	974.10	3.93
Innovator U.S. Equity Buffer ETF - May (NAV)	1,000.00	964.10	3.91
Innovator U.S. Equity Buffer ETF - June (NAV)	1,000.00	951.60	3.89
Innovator U.S. Equity Buffer ETF - July (NAV)	1,000.00	995.00	3.97
Innovator U.S. Equity Buffer ETF - August (NAV)	1,000.00	978.20	3.94
Innovator U.S. Equity Buffer ETF - September (NAV)	1,000.00	991.90	3.97
Innovator U.S. Equity Buffer ETF - October (NAV)	1,000.00	983.60	3.95
Innovator U.S. Equity Buffer ETF - November (NAV)	1,000.00	988.50	3.96
Innovator U.S. Equity Buffer ETF - December (NAV)	1,000.00	989.70	3.96
Innovator U.S. Equity Power Buffer ETF - January (NAV)	1,000.00	1,005.30	3.99
Innovator U.S. Equity Power Buffer ETF - February (NAV)	1,000.00	996.40	3.98
Innovator U.S. Equity Power Buffer ETF - March (NAV)	1,000.00	988.20	3.96
Innovator U.S. Equity Power Buffer ETF - April (NAV)	1,000.00	988.40	3.96
Innovator U.S. Equity Power Buffer ETF - May (NAV)	1,000.00	977.80	3.94
Innovator U.S. Equity Power Buffer ETF - June (NAV)	1,000.00	960.40	3.90
Innovator U.S. Equity Power Buffer ETF - July (NAV)	1,000.00	1,015.10	4.01
Innovator U.S. Equity Power Buffer ETF - August (NAV)	1,000.00	974.70	3.93
Innovator U.S. Equity Power Buffer ETF - September (NAV)	1,000.00	1,015.10	4.01
Innovator U.S. Equity Power Buffer ETF - October (NAV)	1,000.00	1,026.90	4.04
Innovator U.S. Equity Power Buffer ETF - November (NAV)	1,000.00	1,031.30	4.04
Innovator U.S. Equity Power Buffer ETF - December (NAV)	1,000.00	1,012.50	4.01

77

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2022 (Unaudited) (Continued)

			Expenses Paid
	Beginning	Ending	During the
	Account Value	Account Value	Period (a)
Innovator U.S. Equity Ultra Buffer ETF - January (NAV)	1,000.00	995.40	3.97
Innovator U.S. Equity Ultra Buffer ETF - February (NAV)	1,000.00	977.00	3.94
Innovator U.S. Equity Ultra Buffer ETF - March (NAV)	1,000.00	975.30	3.93
Innovator U.S. Equity Ultra Buffer ETF - April (NAV)	1,000.00	977.50	3.94
Innovator U.S. Equity Ultra Buffer ETF - May (NAV)	1,000.00	974.00	3.93
Innovator U.S. Equity Ultra Buffer ETF - June (NAV)	1,000.00	956.30	3.90
Innovator U.S. Equity Ultra Buffer ETF - July (NAV)	1,000.00	970.70	3.92
Innovator U.S. Equity Ultra Buffer ETF - August (NAV)	1,000.00	939.20	3.86
Innovator U.S. Equity Ultra Buffer ETF - September (NAV)	1,000.00	969.00	3.92
Innovator U.S. Equity Ultra Buffer ETF - October (NAV)	1,000.00	987.00	3.96
Innovator U.S. Equity Ultra Buffer ETF - November (NAV)	1,000.00	986.40	3.96
Innovator U.S. Equity Ultra Buffer ETF - December (NAV)	1,000.00	981.60	3.95

(a)	Expenses are equal to the Fund’s annualized expense ratio (0.79%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares with respect to the Funds. Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

78

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended October 31, 2022 (Unaudited) (Continued)

			Expenses Paid
	Beginning	Ending	During the
	Account Value	Account Value	Period (a)
Innovator U.S. Equity Buffer ETF - January (NAV)	$1,000.00	$1,021.22	$4.02
Innovator U.S. Equity Buffer ETF - February (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Buffer ETF - March (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Buffer ETF - April (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Buffer ETF - May (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Buffer ETF - June (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Buffer ETF - July (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Buffer ETF - August (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Buffer ETF - September (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Buffer ETF - October (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Buffer ETF - November (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Buffer ETF - December (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Power Buffer ETF - January (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Power Buffer ETF - February (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Power Buffer ETF - March (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Power Buffer ETF - April (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Power Buffer ETF - May (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Power Buffer ETF - June (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Power Buffer ETF - July (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Power Buffer ETF - August (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Power Buffer ETF - September (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Power Buffer ETF - October (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Power Buffer ETF - November (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Power Buffer ETF - December (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Ultra Buffer ETF - January (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Ultra Buffer ETF - February (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Ultra Buffer ETF - March (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Ultra Buffer ETF - April (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Ultra Buffer ETF - May (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Ultra Buffer ETF - June (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Ultra Buffer ETF - July (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Ultra Buffer ETF - August (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Ultra Buffer ETF - September (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Ultra Buffer ETF - October (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Ultra Buffer ETF - November (NAV)	1,000.00	1,021.22	4.02
Innovator U.S. Equity Ultra Buffer ETF - December (NAV)	1,000.00	1,021.22	4.02

(a)	Expenses are equal to the Fund’s annualized expense ratio (0.79%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).

79

INNOVATOR U.S. EQUITY BUFFER ETF – JANUARY

Schedule of Investments

October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 110.87% (a)(b)
CALL OPTIONS - 90.18%
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $3.81	3,379	$130,500,359	$128,625,014
			128,625,014
PUT OPTIONS - 20.69%
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $474.97	3,379	130,500,359	29,505,428
			29,505,428
TOTAL PURCHASED OPTIONS (Cost $167,043,461)			158,130,442
	Principal Amount
SHORT TERM INVESTMENTS - 0.20%
Money Market Deposit Account - 0.20%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$278,144		278,144
TOTAL SHORT TERM INVESTMENTS (Cost $278,144)			278,144

Total Investments (Cost $167,321,605) - 111.07%			158,408,586
Liabilities in Excess of Other Assets - (11.07)%			(15,772,764)
TOTAL NET ASSETS - 100.00%			$142,635,822

Asset Type	% of Net Assets
Purchased Options	110.87%
Short Term Investments	0.20
Total Investments	111.07
Liabilities in Excess of Other Assets	(11.07)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

80

INNOVATOR U.S. EQUITY BUFFER ETF – JANUARY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	12/30/2022	$539.27	3,379	$(130,500,359)	$(20,274)
					(20,274)
Put Options
SPY SPDR S&P 500® Trust ETF	12/30/2022	432.21	3,379	(130,500,359)	(15,658,286)
					(15,658,286)
Total Options Written (Premiums Received $11,365,064)					$(15,678,560)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

81

INNOVATOR U.S. EQUITY BUFFER ETF – FEBRUARY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.08% (a)(b)
CALL OPTIONS - 92.01%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2023, Strike Price $3.61	1,664	$64,265,344	$63,360,757
			63,360,757
PUT OPTIONS - 15.07%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2023, Strike Price $449.92	1,664	64,265,344	10,378,714
			10,378,714
TOTAL PURCHASED OPTIONS (Cost $79,750,061)			73,739,471
	Principal Amount
SHORT TERM INVESTMENTS - 0.30%
Money Market Deposit Account - 0.30%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$203,891		203,891
TOTAL SHORT TERM INVESTMENTS (Cost $203,891)			203,891

Total Investments (Cost $79,953,952) - 107.38%			73,943,362
Liabilities in Excess of Other Assets - (7.38)%			(5,083,126)
TOTAL NET ASSETS - 100.00%			$68,860,236

Asset Type	% of Net Assets
Purchased Options	107.08%
Short Term Investments	0.30
Total Investments	107.38
Liabilities in Excess of Other Assets	(7.38)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

82

INNOVATOR U.S. EQUITY BUFFER ETF – FEBRUARY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	1/31/2023	$516.59	1,664	$(64,265,344)	$(7,791)
					(7,791)
Put Options
SPY SPDR S&P 500® Trust ETF	1/31/2023	409.42	1,664	(64,265,344)	(5,020,745)
					(5,020,745)
Total Options Written (Premiums Received $5,184,595)					$(5,028,536)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

83

INNOVATOR U.S. EQUITY BUFFER ETF – MARCH

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.80% (a)(b)
CALL OPTIONS - 93.34%
SPY SPDR S&P 500® Trust ETF, Expires 2/28/2023, Strike Price $3.51	1,878	$72,530,238	$71,529,030
			71,529,030
PUT OPTIONS - 12.46%
SPY SPDR S&P 500® Trust ETF, Expires 2/28/2023, Strike Price $436.64	1,878	72,530,238	9,549,794
			9,549,794
TOTAL PURCHASED OPTIONS (Cost $87,263,683)			81,078,824
	Principal Amount
SHORT TERM INVESTMENTS - 0.35%
Money Market Deposit Account - 0.35%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$269,999		269,999
TOTAL SHORT TERM INVESTMENTS (Cost $269,999)			269,999

Total Investments (Cost $87,533,682) - 106.15%			81,348,823
Liabilities in Excess of Other Assets - (6.15)%			(4,713,819)
TOTAL NET ASSETS - 100.00%			$76,635,004

Asset Type	% of Net Assets
Purchased Options	105.80%
Short Term Investments	0.35
Total Investments	106.15
Liabilities in Excess of Other Assets	(6.15)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

84

INNOVATOR U.S. EQUITY BUFFER ETF – MARCH

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	2/28/2023	$509.24	1,878	$(72,530,238)	$(25,894)
					(25,894)
Put Options
SPY SPDR S&P 500® Trust ETF	2/28/2023	397.33	1,878	(72,530,238)	(4,637,342)
					(4,637,342)
Total Options Written (Premiums Received $6,144,359)					$(4,663,236)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

85

INNOVATOR U.S. EQUITY BUFFER ETF – APRIL

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 108.16% (a)(b)
CALL OPTIONS - 92.49%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2023, Strike Price $3.63	2,819	$108,872,599	$106,911,184
			106,911,184
PUT OPTIONS - 15.67%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2023, Strike Price $451.65	2,819	108,872,599	18,119,206
			18,119,206
TOTAL PURCHASED OPTIONS (Cost $133,825,539)			125,030,390
	Principal Amount
SHORT TERM INVESTMENTS - 0.37%
Money Market Deposit Account - 0.37%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$427,587		427,587
TOTAL SHORT TERM INVESTMENTS (Cost $427,587)			427,587

Total Investments (Cost $134,253,126) - 108.53%			125,457,977
Liabilities in Excess of Other Assets - (8.53)%			(9,862,800)
TOTAL NET ASSETS - 100.00%			$115,595,177

Asset Type	% of Net Assets
Purchased Options	108.16%
Short Term Investments	0.37
Total Investments	108.53
Liabilities in Excess of Other Assets	(8.53)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

86

INNOVATOR U.S. EQUITY BUFFER ETF – APRIL

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/31/2023	$525.26	2,819	$(108,872,599)	$(43,235)
					(43,235)
Put Options
SPY SPDR S&P 500® Trust ETF	3/31/2023	410.99	2,819	(108,872,599)	(9,745,617)
					(9,745,617)
Total Options Written (Premiums Received $8,508,915)					$(9,788,852)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

87

INNOVATOR U.S. EQUITY BUFFER ETF – MAY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.91% (a)(b)
CALL OPTIONS - 95.74%
SPY SPDR S&P 500® Trust ETF, Expires 4/28/2023, Strike Price $4.13	4,445	$171,670,345	$168,366,140
			168,366,140
PUT OPTIONS - 9.17%
SPY SPDR S&P 500® Trust ETF, Expires 4/28/2023, Strike Price $412.01	4,445	171,670,345	16,126,512
			16,126,512
TOTAL PURCHASED OPTIONS (Cost $193,403,962)			184,492,652
	Principal Amount
SHORT TERM INVESTMENTS - 0.29%
Money Market Deposit Account - 0.29%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$507,380		507,380
TOTAL SHORT TERM INVESTMENTS (Cost $507,380)			507,380

Total Investments (Cost $193,911,342) - 105.20%			185,000,032
Liabilities in Excess of Other Assets - (5.20)%			(9,141,725)
TOTAL NET ASSETS - 100.00%			$175,858,307

Asset Type	% of Net Assets
Purchased Options	104.91%
Short Term Investments	0.29
Total Investments	105.20
Liabilities in Excess of Other Assets	(5.20)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

88

INNOVATOR U.S. EQUITY BUFFER ETF – MAY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	4/28/2023	$496.67	4,445	$(171,670,345)	$(361,781)
					(361,781)
Put Options
SPY SPDR S&P 500® Trust ETF	4/28/2023	374.92	4,445	(171,670,345)	(8,664,928)
					(8,664,928)
Total Options Written (Premiums Received $13,426,016)					$(9,026,709)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

89

INNOVATOR U.S. EQUITY BUFFER ETF – JUNE

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.59% (a)(b)
CALL OPTIONS - 96.09%
SPY SPDR S&P 500® Trust ETF, Expires 5/31/2023, Strike Price $4.14	1,940	$74,924,740	$73,484,273
			73,484,273
PUT OPTIONS - 9.50%
SPY SPDR S&P 500® Trust ETF, Expires 5/31/2023, Strike Price $412.94	1,940	74,924,740	7,267,284
			7,267,284
TOTAL PURCHASED OPTIONS (Cost $85,095,649)			80,751,557
	Principal Amount
SHORT TERM INVESTMENTS - 0.22%
Money Market Deposit Account - 0.22%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$165,550		165,550
TOTAL SHORT TERM INVESTMENTS (Cost $165,550)			165,550

Total Investments (Cost $85,261,199) - 105.81%			80,917,107
Liabilities in Excess of Other Assets - (5.81)%			(4,442,871)
TOTAL NET ASSETS - 100.00%			$76,474,236

Asset Type	% of Net Assets
Purchased Options	105.59%
Short Term Investments	0.22
Total Investments	105.81
Liabilities in Excess of Other Assets	(5.81)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

90

INNOVATOR U.S. EQUITY BUFFER ETF – JUNE

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	5/31/2023	$494.28	1,940	$(74,924,740)	$(307,926)
					(307,926)
Put Options
SPY SPDR S&P 500® Trust ETF	5/31/2023	375.77	1,940	(74,924,740)	(4,084,192)
					(4,084,192)
Total Options Written (Premiums Received $5,684,018)					$(4,392,118)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

91

INNOVATOR U.S. EQUITY BUFFER ETF – JULY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.67% (a)(b)
CALL OPTIONS - 98.53%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $3.78	4,447	$171,747,587	$167,840,106
			167,840,106
PUT OPTIONS - 6.14%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $377.26	4,447	171,747,587	10,459,995
			10,459,995
TOTAL PURCHASED OPTIONS (Cost $176,604,348)			178,300,101
	Principal Amount
SHORT TERM INVESTMENTS - 0.27%
Money Market Deposit Account - 0.27%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$457,456		457,456
TOTAL SHORT TERM INVESTMENTS (Cost $457,456)			457,456

Total Investments (Cost $177,061,804) - 104.94%			178,757,557
Liabilities in Excess of Other Assets - (4.94)%			(8,416,446)
TOTAL NET ASSETS - 100.00%			$170,341,111

Asset Type	% of Net Assets
Purchased Options	104.67%
Short Term Investments	0.27
Total Investments	104.94
Liabilities in Excess of Other Assets	(4.94)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

92

INNOVATOR U.S. EQUITY BUFFER ETF – JULY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2023	$466.66	4,447	$(171,747,587)	$(2,222,322)
					(2,222,322)
Put Options
SPY SPDR S&P 500® Trust ETF	6/30/2023	343.30	4,447	(171,747,587)	(6,095,133)
					(6,095,133)
Total Options Written (Premiums Received $11,818,126)					$(8,317,455)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

93

INNOVATOR U.S. EQUITY BUFFER ETF – AUGUST

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.35% (a)(b)
CALL OPTIONS - 96.26%
SPY SPDR S&P 500® Trust ETF, Expires 7/31/2023, Strike Price $4.13	2,623	$101,302,883	$98,913,279
			98,913,279
PUT OPTIONS - 10.09%
SPY SPDR S&P 500® Trust ETF, Expires 7/31/2023, Strike Price $412.00	2,623	101,302,883	10,366,808
			10,366,808
TOTAL PURCHASED OPTIONS (Cost $114,003,581)			109,280,087
	Principal Amount
SHORT TERM INVESTMENTS - 0.29%
Money Market Deposit Account - 0.29%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$296,282		296,282
TOTAL SHORT TERM INVESTMENTS (Cost $296,282)			296,282

Total Investments (Cost $114,299,863) - 106.64%			109,576,369
Liabilities in Excess of Other Assets - (6.64)%			(6,822,682)
TOTAL NET ASSETS - 100.00%			$102,753,687

Asset Type	% of Net Assets
Purchased Options	106.35%
Short Term Investments	0.29
Total Investments	106.64
Liabilities in Excess of Other Assets	(6.64)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

94

INNOVATOR U.S. EQUITY BUFFER ETF – AUGUST

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	7/31/2023	$504.52	2,623	$(101,302,883)	$(506,134)
					(506,134)
Put Options
SPY SPDR S&P 500® Trust ETF	7/31/2023	374.91	2,623	(101,302,883)	(6,244,974)
					(6,244,974)
Total Options Written (Premiums Received $6,865,911)					$(6,751,108)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

95

INNOVATOR U.S. EQUITY BUFFER ETF – SEPTEMBER

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.04% (a)(b)
CALL OPTIONS - 97.66%
SPY SPDR S&P 500® Trust ETF, Expires 8/31/2023, Strike Price $3.96	4,298	$165,993,058	$162,154,999
			162,154,999
PUT OPTIONS - 8.38%
SPY SPDR S&P 500® Trust ETF, Expires 8/31/2023, Strike Price $395.19	4,298	165,993,058	13,922,101
			13,922,101
TOTAL PURCHASED OPTIONS (Cost $179,476,421)			176,077,100
	Principal Amount
SHORT TERM INVESTMENTS - 0.28%
Money Market Deposit Account - 0.28%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$463,790		463,790
TOTAL SHORT TERM INVESTMENTS (Cost $463,790)			463,790

Total Investments (Cost $179,940,211) - 106.32%			176,540,890
Liabilities in Excess of Other Assets - (6.32)%			(10,492,360)
TOTAL NET ASSETS - 100.00%			$166,048,530

Asset Type	% of Net Assets
Purchased Options	106.04%
Short Term Investments	0.28
Total Investments	106.32
Liabilities in Excess of Other Assets	(6.32)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

96

INNOVATOR U.S. EQUITY BUFFER ETF – SEPTEMBER

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	8/31/2023	$490.38	4,298	$(165,993,058)	$(1,799,687)
					(1,799,687)
Put Options
SPY SPDR S&P 500® Trust ETF	8/31/2023	359.61	4,298	(165,993,058)	(8,577,112)
					(8,577,112)
Total Options Written (Premiums Received $11,217,954)					$(10,376,799)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

97

INNOVATOR U.S. EQUITY BUFFER ETF – OCTOBER

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.26% (a)(b)
CALL OPTIONS - 100.65%
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $3.58	6,060	$234,043,260	$227,777,493
			227,777,493
PUT OPTIONS - 5.61%
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $357.19	6,060	234,043,260	12,699,138
			12,699,138
TOTAL PURCHASED OPTIONS (Cost $231,311,224)			240,476,631
	Principal Amount
SHORT TERM INVESTMENTS - 0.26%
Money Market Deposit Account - 0.26%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$584,821		584,821
TOTAL SHORT TERM INVESTMENTS (Cost $584,821)			584,821

Total Investments (Cost $231,896,045) - 106.52%			241,061,452
Liabilities in Excess of Other Assets - (6.52)%			(14,759,571)
TOTAL NET ASSETS - 100.00%			$226,301,881

Asset Type	% of Net Assets
Purchased Options	106.26%
Short Term Investments	0.26
Total Investments	106.52
Liabilities in Excess of Other Assets	(6.52)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

98

INNOVATOR U.S. EQUITY BUFFER ETF – OCTOBER

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	9/29/2023	$458.80	6,060	$(234,043,260)	$(6,584,170)
					(6,584,170)
Put Options
SPY SPDR S&P 500® Trust ETF	9/29/2023	325.03	6,060	(234,043,260)	(8,050,323)
					(8,050,323)
Total Options Written (Premiums Received $15,533,032)					$(14,634,493)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

99

INNOVATOR U.S. EQUITY BUFFER ETF – NOVEMBER

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.32% (a)(b)
CALL OPTIONS - 98.07%
SPY SPDR S&P 500® Trust ETF, Expires 10/31/2023, Strike Price $3.87	1,611	$62,218,431	$60,520,437
			60,520,437
PUT OPTIONS - 8.25%
SPY SPDR S&P 500® Trust ETF, Expires 10/31/2023, Strike Price $386.22	1,611	62,218,431	5,090,760
			5,090,760
TOTAL PURCHASED OPTIONS (Cost $65,618,121)			65,611,197
	Principal Amount
SHORT TERM INVESTMENTS - 0.03%
Money Market Deposit Account - 0.03%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$20,740		20,740
TOTAL SHORT TERM INVESTMENTS (Cost $20,740)			20,740

Total Investments (Cost $65,638,861) - 106.35%			65,631,937
Liabilities in Excess of Other Assets - (6.35)%			(3,921,510)
TOTAL NET ASSETS - 100.00%			$61,710,427

Asset Type	% of Net Assets
Purchased Options	106.32%
Short Term Investments	0.03
Total Investments	106.35
Liabilities in Excess of Other Assets	(6.35)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

100

INNOVATOR U.S. EQUITY BUFFER ETF – NOVEMBER

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	10/31/2023	497.01	1,611	(62,218,431)	$(724,950)
					(724,950)
Put Options
SPY SPDR S&P 500® Trust ETF	10/31/2023	351.45	1,611	(62,218,431)	(3,291,273)
					(3,291,273)
Total Options Written (Premiums Received $4,009,206)					$(4,016,223)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

101

INNOVATOR U.S. EQUITY BUFFER ETF – DECEMBER

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.75% (a)(b)
CALL OPTIONS - 90.55%
SPY SPDR S&P 500® Trust ETF, Expires 11/30/2022, Strike Price $3.66	2,455	$94,814,555	$93,918,791
			93,918,791
PUT OPTIONS - 16.20%
SPY SPDR S&P 500® Trust ETF, Expires 11/30/2022, Strike Price $455.57	2,455	94,814,555	16,809,010
			16,809,010
TOTAL PURCHASED OPTIONS (Cost $114,475,514)			110,727,801
	Principal Amount
SHORT TERM INVESTMENTS - 0.15%
Money Market Deposit Account - 0.15%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$158,729		158,729
TOTAL SHORT TERM INVESTMENTS (Cost $158,729)			158,729

Total Investments (Cost $114,634,243) - 106.90%			110,886,530
Liabilities in Excess of Other Assets - (6.90)%			(7,164,515)
TOTAL NET ASSETS - 100.00%			$103,722,015

Asset Type	% of Net Assets
Purchased Options	106.75%
Short Term Investments	0.15
Total Investments	106.90
Liabilities in Excess of Other Assets	(6.90)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

102

INNOVATOR U.S. EQUITY BUFFER ETF – DECEMBER

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	11/30/2022	$523.76	2,455	$(94,814,555)	$(281)
					(281)
Put Options
SPY SPDR S&P 500® Trust ETF	11/30/2022	414.56	2,455	(94,814,555)	(7,097,584)
					(7,097,584)
Total Options Written (Premiums Received $7,526,023)					$(7,097,865)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

103

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JANUARY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.35% (a)(b)
CALL OPTIONS - 85.56%
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $3.80	10,090	$389,685,890	$384,000,664
			384,000,664
PUT OPTIONS - 19.79%
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $474.96	10,090	389,685,890	88,819,219
			88,819,219
TOTAL PURCHASED OPTIONS (Cost $497,537,522)			472,819,883
	Principal Amount
SHORT TERM INVESTMENTS - 0.20%
Money Market Deposit Account - 0.20%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$889,152		889,152
TOTAL SHORT TERM INVESTMENTS (Cost $889,152)			889,152

Total Investments (Cost $498,426,674) - 105.55%			473,709,035
Liabilities in Excess of Other Assets - (5.55)%			(24,914,526)
TOTAL NET ASSETS - 100.00%			$448,794,509

Asset Type	% of Net Assets
Purchased Options	105.35%
Short Term Investments	0.20
Total Investments	105.55
Liabilities in Excess of Other Assets	(5.55)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

104

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JANUARY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	12/30/2022	$517.66	10,090	$(389,685,890)	$(10,099)
					(10,099)
Put Options
SPY SPDR S&P 500® Trust ETF	12/30/2022	403.72	10,090	(389,685,890)	(24,601,929)
					(24,601,929)
Total Options Written (Premiums Received $32,315,787)					$(24,612,028)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

105

INNOVATOR U.S. EQUITY POWER BUFFER ETF – FEBRUARY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.58% (a)(b)
CALL OPTIONS - 89.00%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2023, Strike Price $3.60	5,596	$216,123,116	$213,086,543
			213,086,543
PUT OPTIONS - 14.58%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2023, Strike Price $449.91	5,596	216,123,116	34,898,238
			34,898,238
TOTAL PURCHASED OPTIONS (Cost $265,127,885)			247,984,781
	Principal Amount
SHORT TERM INVESTMENTS - 0.27%
Money Market Deposit Account - 0.27%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$653,988		653,988
TOTAL SHORT TERM INVESTMENTS (Cost $653,988)			653,988

Total Investments (Cost $265,781,873) - 103.85%			248,638,769
Liabilities in Excess of Other Assets - (3.85)%			(9,223,265)
TOTAL NET ASSETS - 100.00%			$239,415,504

Asset Type	% of Net Assets
Purchased Options	103.58%
Short Term Investments	0.27
Total Investments	103.85
Liabilities in Excess of Other Assets	(3.85)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

106

INNOVATOR U.S. EQUITY POWER BUFFER ETF – FEBRUARY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	1/31/2023	$495.80	5,596	$(216,123,116)	$(64,041)
					(64,041)
Put Options
SPY SPDR S&P 500® Trust ETF	1/31/2023	382.42	5,596	(216,123,116)	(9,002,185)
					(9,002,185)
Total Options Written (Premiums Received $17,553,442)					$(9,066,226)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

107

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MARCH

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.18% (a)(b)
CALL OPTIONS - 91.03%
SPY SPDR S&P 500® Trust ETF, Expires 2/28/2023, Strike Price $3.49	5,408	$208,862,368	$205,989,894
			205,989,894
PUT OPTIONS - 12.15%
SPY SPDR S&P 500® Trust ETF, Expires 2/28/2023, Strike Price $436.63	5,408	208,862,368	27,495,776
			27,495,776
TOTAL PURCHASED OPTIONS (Cost $250,164,701)			233,485,670
	Principal Amount
SHORT TERM INVESTMENTS - 0.33%
Money Market Deposit Account - 0.33%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$746,173		746,173
TOTAL SHORT TERM INVESTMENTS (Cost $746,173)			746,173

Total Investments (Cost $250,910,874) - 103.51%			234,231,843
Liabilities in Excess of Other Assets - (3.51)%			(7,936,655)
TOTAL NET ASSETS - 100.00%			$226,295,188

Asset Type	% of Net Assets
Purchased Options	103.18%
Short Term Investments	0.33
Total Investments	103.51
Liabilities in Excess of Other Assets	(3.51)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

108

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MARCH

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	2/28/2023	$487.76	5,408	$(208,862,368)	$(207,140)
					(207,140)
Put Options
SPY SPDR S&P 500® Trust ETF	2/28/2023	371.14	5,408	(208,862,368)	(7,582,169)
					(7,582,169)
Total Options Written (Premiums Received $16,833,386)					$(7,789,309)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

109

INNOVATOR U.S. EQUITY POWER BUFFER ETF – APRIL

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.77% (a)(b)
CALL OPTIONS - 89.59%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2023, Strike Price $3.61	7,288	$281,469,848	$276,413,285
			276,413,285
PUT OPTIONS - 15.18%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2023, Strike Price $451.64	7,288	281,469,848	46,837,708
			46,837,708
TOTAL PURCHASED OPTIONS (Cost $343,405,587)			323,250,993
	Principal Amount
SHORT TERM INVESTMENTS - 0.40%
Money Market Deposit Account - 0.40%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$1,223,639		1,223,639
TOTAL SHORT TERM INVESTMENTS (Cost $1,223,639)			1,223,639

Total Investments (Cost $344,629,226) - 105.17%			324,474,632
Liabilities in Excess of Other Assets - (5.17)%			(15,940,692)
TOTAL NET ASSETS - 100.00%			$308,533,940

Asset Type	% of Net Assets
Purchased Options	104.77%
Short Term Investments	0.40
Total Investments	105.17
Liabilities in Excess of Other Assets	(5.17)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

110

INNOVATOR U.S. EQUITY POWER BUFFER ETF – APRIL

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/31/2023	$503.99	7,288	$(281,469,848)	$(253,402)
					(253,402)
Put Options
SPY SPDR S&P 500® Trust ETF	3/31/2023	383.89	7,288	(281,469,848)	(15,447,408)
					(15,447,408)
Total Options Written (Premiums Received $21,670,505)					$(15,700,810)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

111

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MAY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.40% (a)(b)
CALL OPTIONS - 94.47%
SPY SPDR S&P 500® Trust ETF, Expires 4/28/2023, Strike Price $4.12	9,793	$378,215,453	$371,262,423
			371,262,423
PUT OPTIONS - 8.93%
SPY SPDR S&P 500® Trust ETF, Expires 4/28/2023, Strike Price $412.00	9,793	378,215,453	35,117,698
			35,117,698
TOTAL PURCHASED OPTIONS (Cost $428,095,220)			406,380,121
	Principal Amount
SHORT TERM INVESTMENTS - 0.28%
Money Market Deposit Account - 0.28%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$1,080,907		1,080,907
TOTAL SHORT TERM INVESTMENTS (Cost $1,080,907)			1,080,907

Total Investments (Cost $429,176,127) - 103.68%			407,461,028
Liabilities in Excess of Other Assets - (3.68)%			(14,493,865)
TOTAL NET ASSETS - 100.00%			$392,967,163

Asset Type	% of Net Assets
Purchased Options	103.40%
Short Term Investments	0.28
Total Investments	103.68
Liabilities in Excess of Other Assets	(3.68)
Net Assets	100.00%

Percentages are stated as a percent of net assets

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

112

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MAY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	4/28/2023	$471.78	9,793	$(378,215,453)	$(2,252,390)
					(2,252,390)
Put Options
SPY SPDR S&P 500® Trust ETF	4/28/2023	350.20	9,793	(378,215,453)	(12,025,804)
					(12,025,804)
Total Options Written (Premiums Received $27,938,573)					$(14,278,194)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

113

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JUNE

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.15% (a)(b)
CALL OPTIONS - 94.79%
SPY SPDR S&P 500® Trust ETF, Expires 5/31/2023, Strike Price $4.13	8,608	$332,449,568	$326,415,360
			326,415,360
PUT OPTIONS - 9.36%
SPY SPDR S&P 500® Trust ETF, Expires 5/31/2023, Strike Price $412.93	8,608	332,449,568	32,219,744
			32,219,744
TOTAL PURCHASED OPTIONS (Cost $374,145,748)			358,635,104
	Principal Amount
SHORT TERM INVESTMENTS - 0.27%
Money Market Deposit Account - 0.27%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$935,421		935,421
TOTAL SHORT TERM INVESTMENTS (Cost $935,421)			935,421

Total Investments (Cost $375,081,169) - 104.42%			359,570,525
Liabilities in Excess of Other Assets - (4.42)%			(15,205,239)
TOTAL NET ASSETS - 100.00%			$344,365,286

Asset Type	% of Net Assets
Purchased Options	104.15%
Short Term Investments	0.27
Total Investments	104.42
Liabilities in Excess of Other Assets	(4.42)
Net Assets	100.00%

Percentages are stated as a percent of net assets

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

114

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JUNE

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	5/31/2023	$472.02	8,608	$(332,449,568)	$(2,935,328)
					(2,935,328)
Put Options
SPY SPDR S&P 500® Trust ETF	5/31/2023	350.99	8,608	(332,449,568)	(12,077,024)
					(12,077,024)
Total Options Written (Premiums Received $23,917,979)					$(15,012,352)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

115

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JULY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.87% (a)(b)
CALL OPTIONS - 98.72%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $3.77	13,178	$508,947,538	$497,381,100
			497,381,100
PUT OPTIONS - 6.15%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $377.25	13,178	508,947,538	30,992,291
			30,992,291
TOTAL PURCHASED OPTIONS (Cost $529,455,847)			528,373,391
	Principal Amount
SHORT TERM INVESTMENTS - 0.27%
Money Market Deposit Account - 0.27%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$1,336,172		1,336,172
TOTAL SHORT TERM INVESTMENTS (Cost $1,336,172)			1,336,172

Total Investments (Cost $530,792,019) - 105.14%			529,709,563
Liabilities in Excess of Other Assets - (5.14)%			(25,881,389)
TOTAL NET ASSETS - 100.00%			$503,828,174

Asset Type	% of Net Assets
Purchased Options	104.87%
Short Term Investments	0.27
Total Investments	105.14
Liabilities in Excess of Other Assets	(5.14)
Net Assets	100.00%

Percentages are stated as a percent of net assets

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

116

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JULY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2023	$443.00	13,178	$(508,947,538)	$(13,262,744)
					(13,262,744)
Put Options
SPY SPDR S&P 500® Trust ETF	6/30/2023	320.66	13,178	(508,947,538)	(12,308,372)
					(12,308,372)
Total Options Written (Premiums Received $34,449,736)					$(25,571,116)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

117

INNOVATOR U.S. EQUITY POWER BUFFER ETF – AUGUST

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.14% (a)(b)
CALL OPTIONS - 95.17%
SPY SPDR S&P 500® Trust ETF, Expires 7/31/2023, Strike Price $4.12	10,998	$424,753,758	$414,744,990
			414,744,990
PUT OPTIONS - 9.97%
SPY SPDR S&P 500® Trust ETF, Expires 7/31/2023, Strike Price $411.99	10,998	424,753,758	43,461,403
			43,461,403
TOTAL PURCHASED OPTIONS (Cost $475,860,675)			458,206,393
	Principal Amount
SHORT TERM INVESTMENTS - 0.28%
Money Market Deposit Account - 0.28%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$1,227,533		1,227,533
TOTAL SHORT TERM INVESTMENTS (Cost $1,227,533)			1,227,533

Total Investments (Cost $477,088,208) - 105.42%			459,433,926
Liabilities in Excess of Other Assets - (5.42)%			(23,662,132)
TOTAL NET ASSETS - 100.00%			$435,771,794

Asset Type	% of Net Assets
Purchased Options	105.14%
Short Term Investments	0.28
Total Investments	105.42
Liabilities in Excess of Other Assets	(5.42)
Net Assets	100.00%

Percentages are stated as a percent of net assets

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

118

INNOVATOR U.S. EQUITY POWER BUFFER ETF – AUGUST

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	7/31/2023	$476.22	10,998	$(424,753,758)	$(5,289,347)
					(5,289,347)
Put Options
SPY SPDR S&P 500® Trust ETF	7/31/2023	350.19	10,998	(424,753,758)	(18,094,042)
					(18,094,042)
Total Options Written (Premiums Received $29,489,670)					$(23,383,389)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

119

INNOVATOR U.S. EQUITY POWER BUFFER ETF – SEPTEMBER

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.64% (a)(b)
CALL OPTIONS - 97.15%
SPY SPDR S&P 500® Trust ETF, Expires 8/31/2023, Strike Price $3.95	14,084	$543,938,164	$531,558,328
			531,558,328
PUT OPTIONS - 8.49%
SPY SPDR S&P 500® Trust ETF, Expires 8/31/2023, Strike Price $395.18	14,084	543,938,164	46,449,032
			46,449,032
TOTAL PURCHASED OPTIONS (Cost $587,182,959)			578,007,360
	Principal Amount
SHORT TERM INVESTMENTS - 0.28%
Money Market Deposit Account - 0.28%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$1,526,325		1,526,325
TOTAL SHORT TERM INVESTMENTS (Cost $1,526,325)			1,526,325

Total Investments (Cost $588,709,284) - 105.92%			579,533,685
Liabilities in Excess of Other Assets - (5.92)%			(32,390,556)
TOTAL NET ASSETS - 100.00%			$547,143,129

Asset Type	% of Net Assets
Purchased Options	105.64%
Short Term Investments	0.28
Total Investments	105.92
Liabilities in Excess of Other Assets	(5.92)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

120

INNOVATOR U.S. EQUITY POWER BUFFER ETF – SEPTEMBER

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	8/31/2023	$464.34	14,084	$(543,938,164)	$(11,548,880)
					(11,548,880)
Put Options
SPY SPDR S&P 500® Trust ETF	8/31/2023	335.90	14,084	(543,938,164)	(20,520,388)
					(20,520,388)
Total Options Written (Premiums Received $36,064,146)					$(32,069,268)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

121

INNOVATOR U.S. EQUITY POWER BUFFER ETF – OCTOBER

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.62% (a)(b)
CALL OPTIONS - 101.88%
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $3.57	17,591	$679,382,011	$661,667,874
			661,667,874
PUT OPTIONS - 5.74%
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $357.18	17,591	679,382,011	37,257,738
			37,257,738
TOTAL PURCHASED OPTIONS (Cost $673,935,763)			698,925,612
	Principal Amount
SHORT TERM INVESTMENTS - 0.26%
Money Market Deposit Account - 0.26%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$1,703,158		1,703,158
TOTAL SHORT TERM INVESTMENTS (Cost $1,703,158)			1,703,158

Total Investments (Cost $675,638,921) - 107.88%			700,628,770
Liabilities in Excess of Other Assets - (7.88)%			(51,140,802)
TOTAL NET ASSETS - 100.00%			$649,487,968

Asset Type	% of Net Assets
Purchased Options	107.62%
Short Term Investments	0.26
Total Investments	107.88
Liabilities in Excess of Other Assets	(7.88)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

122

INNOVATOR U.S. EQUITY POWER BUFFER ETF – OCTOBER

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	9/29/2023	$431.22	17,591	$(679,382,011)	$(34,003,403)
					(34,003,403)
Put Options
SPY SPDR S&P 500® Trust ETF	9/29/2023	303.60	17,591	(679,382,011)	(16,799,405)
					(16,799,405)
Total Options Written (Premiums Received $46,318,444)					$(50,802,808)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

123

INNOVATOR U.S. EQUITY POWER BUFFER ETF – NOVEMBER

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.31% (a)(b)
CALL OPTIONS - 98.07%
SPY SPDR S&P 500® Trust ETF, Expires 10/31/2023, Strike Price $3.86	8,283	$319,897,743	$311,266,857
			311,266,857
PUT OPTIONS - 8.24%
SPY SPDR S&P 500® Trust ETF, Expires 10/31/2023, Strike Price $386.21	8,283	319,897,743	26,141,148
			26,141,148
TOTAL PURCHASED OPTIONS (Cost $337,443,386)			337,408,005
	Principal Amount
SHORT TERM INVESTMENTS - 0.04%
Money Market Deposit Account - 0.04%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$139,984		139,984
TOTAL SHORT TERM INVESTMENTS (Cost $139,984)			139,984

Total Investments (Cost $337,583,370) - 106.35%			337,547,989
Liabilities in Excess of Other Assets - (6.35)%			(20,158,835)
TOTAL NET ASSETS - 100.00%			$317,389,154

Asset Type	% of Net Assets
Purchased Options	106.31%
Short Term Investments	0.04
Total Investments	106.35
Liabilities in Excess of Other Assets	(6.35)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

124

INNOVATOR U.S. EQUITY POWER BUFFER ETF – NOVEMBER

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	10/31/2023	465.46	8,283	(319,897,743)	$(8,721,999)
					(8,721,999)
Put Options
SPY SPDR S&P 500® Trust ETF	10/31/2023	328.28	8,283	(319,897,743)	(11,993,784)
					(11,993,784)
Total Options Written (Premiums Received $20,679,927)					$(20,715,783)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

125

INNOVATOR U.S. EQUITY POWER BUFFER ETF – DECEMBER

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.35% (a)(b)
CALL OPTIONS - 86.81%
SPY SPDR S&P 500® Trust ETF, Expires 11/30/2022, Strike Price $3.64	4,718	$182,213,878	$180,501,812
			180,501,812
PUT OPTIONS - 15.54%
SPY SPDR S&P 500® Trust ETF, Expires 11/30/2022, Strike Price $455.56	4,718	182,213,878	32,298,728
			32,298,728
TOTAL PURCHASED OPTIONS (Cost $228,062,391)			212,800,540
	Principal Amount
SHORT TERM INVESTMENTS - 0.13%
Money Market Deposit Account - 0.13%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$275,953		275,953
TOTAL SHORT TERM INVESTMENTS (Cost $275,953)			275,953

Total Investments (Cost $228,338,344) - 102.48%			213,076,493
Liabilities in Excess of Other Assets - (2.48)%			(5,147,862)
TOTAL NET ASSETS - 100.00%			$207,928,631

Asset Type	% of Net Assets
Purchased Options	102.35%
Short Term Investments	0.13
Total Investments	102.48
Liabilities in Excess of Other Assets	(2.48)
Net Assets	100.00%

Percentages are stated as a percent of net assets

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

126

INNOVATOR U.S. EQUITY POWER BUFFER ETF – DECEMBER

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	11/30/2022	$502.30	4,718	$(182,213,878)	$(1,120)
					(1,120)
Put Options
SPY SPDR S&P 500® Trust ETF	11/30/2022	387.23	4,718	(182,213,878)	(5,010,788)
					(5,010,788)
Total Options Written (Premiums Received $16,051,824)					$(5,011,908)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

127

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JANUARY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.07% (a)(b)
CALL OPTIONS - 85.61%
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $3.79	6,385	$246,595,085	$242,821,551
			242,821,551
PUT OPTIONS - 14.46%
SPY SPDR S&P 500® Trust ETF, Expires 12/30/2022, Strike Price $451.21	6,385	246,595,085	41,004,470
			41,004,470
TOTAL PURCHASED OPTIONS (Cost $298,523,806)			283,826,021
	Principal Amount
SHORT TERM INVESTMENTS - 0.21%
Money Market Deposit Account - 0.21%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$598,443		598,443
TOTAL SHORT TERM INVESTMENTS (Cost $598,443)			598,443

Total Investments (Cost $299,122,249) - 100.28%			284,424,464
Liabilities in Excess of Other Assets - (0.28)%			(786,585)
TOTAL NET ASSETS - 100.00%			$283,637,879

Asset Type	% of Net Assets
Purchased Options	100.07%
Short Term Investments	0.21
Total Investments	100.28
Liabilities in Excess of Other Assets	(0.28)
Net Assets	100.00%

Percentages are stated as a percent of net assets

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

128

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JANUARY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	12/30/2022	$507.73	6,385	$(246,595,085)	$(38,310)
					(38,310)
Put Options
SPY SPDR S&P 500® Trust ETF	12/30/2022	308.72	6,385	(246,595,085)	(529,955)
					(529,955)
Total Options Written (Premiums Received $8,011,102)					$(568,265)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

129

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – FEBRUARY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.18% (a)(b)
CALL OPTIONS - 89.99%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2023, Strike Price $3.59	1,261	$48,701,081	$48,018,069
			48,018,069
PUT OPTIONS - 10.19%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2023, Strike Price $427.41	1,261	48,701,081	5,437,888
			5,437,888
TOTAL PURCHASED OPTIONS (Cost $58,326,977)			53,455,957
	Principal Amount
SHORT TERM INVESTMENTS - 0.27%
Money Market Deposit Account - 0.27%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$144,447		144,447
TOTAL SHORT TERM INVESTMENTS (Cost $144,447)			144,447

Total Investments (Cost $58,471,424) - 100.45%			53,600,404
Liabilities in Excess of Other Assets - (0.45)%			(242,842)
TOTAL NET ASSETS - 100.00%			$53,357,562

Asset Type	% of Net Assets
Purchased Options	100.18%
Short Term Investments	0.27
Total Investments	100.45
Liabilities in Excess of Other Assets	(0.45)
Net Assets	100.00%

Percentages are stated as a percent of net assets

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

130

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – FEBRUARY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	1/31/2023	$485.54	1,261	$(48,701,081)	$(23,514)
					(23,514)
Put Options
SPY SPDR S&P 500® Trust ETF	1/31/2023	292.44	1,261	(48,701,081)	(183,947)
					(183,947)
Total Options Written (Premiums Received $2,221,358)					$(207,461)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

131

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MARCH

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.31% (a)(b)
CALL OPTIONS - 91.99%
SPY SPDR S&P 500® Trust ETF, Expires 2/28/2023, Strike Price $3.48	1,677	$64,767,417	$63,848,421
			63,848,421
PUT OPTIONS - 8.32%
SPY SPDR S&P 500® Trust ETF, Expires 2/28/2023, Strike Price $414.80	1,677	64,767,417	5,777,265
			5,777,265
TOTAL PURCHASED OPTIONS (Cost $74,612,993)			69,625,686
	Principal Amount
SHORT TERM INVESTMENTS - 0.31%
Money Market Deposit Account - 0.31%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$212,603		212,603
TOTAL SHORT TERM INVESTMENTS (Cost $212,603)			212,603

Total Investments (Cost $74,825,596) - 100.62%			69,838,289
Liabilities in Excess of Other Assets - (0.62)%			(432,323)
TOTAL NET ASSETS - 100.00%			$69,405,966

Asset Type	% of Net Assets
Purchased Options	100.31%
Short Term Investments	0.31
Total Investments	100.62
Liabilities in Excess of Other Assets	(0.62)
Net Assets	100.00%

Percentages are stated as a percent of net assets

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

132

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MARCH

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	2/28/2023	$475.32	1,677	$(64,767,417)	$(110,682)
					(110,682)
Put Options
SPY SPDR S&P 500® Trust ETF	2/28/2023	283.81	1,677	(64,767,417)	(288,444)
					(288,444)
Total Options Written (Premiums Received $2,510,967)					$(399,126)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

133

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – APRIL

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.58% (a)(b)
CALL OPTIONS - 89.60%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2023, Strike Price $3.60	2,903	$112,116,763	$110,105,453
			110,105,453
PUT OPTIONS - 10.98%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2023, Strike Price $429.06	2,903	112,116,763	13,486,489
			13,486,489
TOTAL PURCHASED OPTIONS (Cost $127,126,411)			123,591,942
	Principal Amount
SHORT TERM INVESTMENTS - 0.39%
Money Market Deposit Account - 0.39%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$479,583		479,583
TOTAL SHORT TERM INVESTMENTS (Cost $479,583)			479,583

Total Investments (Cost $127,605,994) - 100.97%			124,071,525
Liabilities in Excess of Other Assets - (0.97)%			(1,185,965)
TOTAL NET ASSETS - 100.00%			$122,885,560

Asset Type	% of Net Assets
Purchased Options	100.58%
Short Term Investments	0.39
Total Investments	100.97
Liabilities in Excess of Other Assets	(0.97)
Net Assets	100.00%

Percentages are stated as a percent of net assets

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

134

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – APRIL

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/31/2023	$494.14	2,903	$(112,116,763)	$(155,854)
					(155,854)
Put Options
SPY SPDR S&P 500® Trust ETF	3/31/2023	293.57	2,903	(112,116,763)	(948,380)
					(948,380)
Total Options Written (Premiums Received $4,297,110)					$(1,104,234)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

135

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MAY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.26% (a)(b)
CALL OPTIONS - 94.77%
SPY SPDR S&P 500® Trust ETF, Expires 4/28/2023, Strike Price $4.11	2,487	$96,050,427	$94,192,638
			94,192,638
PUT OPTIONS - 6.49%
SPY SPDR S&P 500® Trust ETF, Expires 4/28/2023, Strike Price $391.40	2,487	96,050,427	6,446,304
			6,446,304
TOTAL PURCHASED OPTIONS (Cost $102,975,515)			100,638,942
	Principal Amount
SHORT TERM INVESTMENTS - 0.25%
Money Market Deposit Account - 0.25%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$253,107		253,107
TOTAL SHORT TERM INVESTMENTS (Cost $253,107)			253,107

Total Investments (Cost $103,228,622) - 101.51%			100,892,049
Liabilities in Excess of Other Assets - (1.51)%			(1,498,465)
TOTAL NET ASSETS - 100.00%			$99,393,584

Asset Type	% of Net Assets
Purchased Options	101.26%
Short Term Investments	0.25
Total Investments	101.51
Liabilities in Excess of Other Assets	(1.51)
Net Assets	100.00%

Percentages are stated as a percent of net assets

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

136

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MAY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	4/28/2023	$459.79	2,487	$(96,050,427)	$(853,041)
					(853,041)
Put Options
SPY SPDR S&P 500® Trust ETF	4/28/2023	267.80	2,487	(96,050,427)	(601,854)
					(601,854)
Total Options Written (Premiums Received $4,348,417)					$(1,454,895)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

137

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JUNE

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.82% (a)(b)
CALL OPTIONS - 94.95%
SPY SPDR S&P 500® Trust ETF, Expires 5/31/2023, Strike Price $4.12	2,879	$111,189,859	$109,057,783
			109,057,783
PUT OPTIONS - 6.87%
SPY SPDR S&P 500® Trust ETF, Expires 5/31/2023, Strike Price $392.28	2,879	111,189,859	7,896,278
			7,896,278
TOTAL PURCHASED OPTIONS (Cost $119,063,510)			116,954,061
	Principal Amount
SHORT TERM INVESTMENTS - 0.27%
Money Market Deposit Account - 0.27%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$307,300		307,300
TOTAL SHORT TERM INVESTMENTS (Cost $307,300)			307,300

Total Investments (Cost $119,370,810) - 102.09%			117,261,361
Liabilities in Excess of Other Assets - (2.09)%			(2,401,223)
TOTAL NET ASSETS - 100.00%			$114,860,138

Asset Type	% of Net Assets
Purchased Options	101.82%
Short Term Investments	0.27
Total Investments	102.09
Liabilities in Excess of Other Assets	(2.09)
Net Assets	100.00%

Percentages are stated as a percent of net assets

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

138

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JUNE

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	5/31/2023	$462.07	2,879	$(111,189,859)	$(1,406,942)
					(1,406,942)
Put Options
SPY SPDR S&P 500® Trust ETF	5/31/2023	268.40	2,879	(111,189,859)	(919,478)
					(919,478)
Total Options Written (Premiums Received $4,428,526)					$(2,326,420)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

139

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JULY

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.10% (a)(b)
CALL OPTIONS - 99.47%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $3.76	1,941	$74,963,361	$73,261,612
			73,261,612
PUT OPTIONS - 4.63%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $358.39	1,941	74,963,361	3,406,139
			3,406,139
TOTAL PURCHASED OPTIONS (Cost $76,137,468)			76,667,751
	Principal Amount
SHORT TERM INVESTMENTS - 0.24%
Money Market Deposit Account - 0.24%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$176,879		176,879
TOTAL SHORT TERM INVESTMENTS (Cost $176,879)			176,879

Total Investments (Cost $76,314,347) - 104.34%			76,844,630
Liabilities in Excess of Other Assets - (4.34)%			(3,194,986)
TOTAL NET ASSETS - 100.00%			$73,649,644

Asset Type	% of Net Assets
Purchased Options	104.10%
Short Term Investments	0.24
Total Investments	104.34
Liabilities in Excess of Other Assets	(4.34)
Net Assets	100.00%

Percentages are stated as a percent of net assets

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

140

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JULY

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2023	$431.61	1,941	$(74,963,361)	$(2,628,474)
					(2,628,474)
Put Options
SPY SPDR S&P 500® Trust ETF	6/30/2023	245.21	1,941	(74,963,361)	(520,411)
					(520,411)
Total Options Written (Premiums Received $3,740,166)					$(3,148,885)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

141

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – AUGUST

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.49% (a)(b)
CALL OPTIONS - 94.93%
SPY SPDR S&P 500® Trust ETF, Expires 7/31/2023, Strike Price $4.11	2,072	$80,022,712	$78,139,083
			78,139,083
PUT OPTIONS - 7.56%
SPY SPDR S&P 500® Trust ETF, Expires 7/31/2023, Strike Price $391.39	2,072	80,022,712	6,221,059
			6,221,059
TOTAL PURCHASED OPTIONS (Cost $86,758,691)			84,360,142
	Principal Amount
SHORT TERM INVESTMENTS - 0.29%
Money Market Deposit Account - 0.29%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$239,046		239,046
TOTAL SHORT TERM INVESTMENTS (Cost $239,046)			239,046

Total Investments (Cost $86,997,737) - 102.78%			84,599,188
Liabilities in Excess of Other Assets - (2.78)%			(2,291,662)
TOTAL NET ASSETS - 100.00%			$82,307,526

Asset Type	% of Net Assets
Purchased Options	102.49%
Short Term Investments	0.29
Total Investments	102.78
Liabilities in Excess of Other Assets	(2.78)
Net Assets	100.00%

Percentages are stated as a percent of net assets

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

142

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – AUGUST

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	7/31/2023	$466.17	2,072	$(80,022,712)	$(1,335,530)
					(1,335,530)
Put Options
SPY SPDR S&P 500® Trust ETF	7/31/2023	267.79	2,072	(80,022,712)	(904,117)
					(904,117)
Total Options Written (Premiums Received $3,648,515)					$(2,239,647)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

143

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – SEPTEMBER

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.69% (a)(b)
CALL OPTIONS - 97.17%
SPY SPDR S&P 500® Trust ETF, Expires 8/31/2023, Strike Price $3.94	4,095	$158,152,995	$154,487,970
			154,487,970
PUT OPTIONS - 6.52%
SPY SPDR S&P 500® Trust ETF, Expires 8/31/2023, Strike Price $375.42	4,095	158,152,995	10,360,350
			10,360,350
TOTAL PURCHASED OPTIONS (Cost $163,806,808)			164,848,320
	Principal Amount
SHORT TERM INVESTMENTS - 0.27%
Money Market Deposit Account - 0.27%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$432,894		432,894
TOTAL SHORT TERM INVESTMENTS (Cost $432,894)			432,894

Total Investments (Cost $164,239,702) - 103.96%			165,281,214
Liabilities in Excess of Other Assets - (3.96)%			(6,295,201)
TOTAL NET ASSETS - 100.00%			$158,986,013

Asset Type	% of Net Assets
Purchased Options	103.69%
Short Term Investments	0.27
Total Investments	103.96
Liabilities in Excess of Other Assets	(3.96)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

144

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – SEPTEMBER

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	8/31/2023	$452.16	4,095	$(158,152,995)	$(4,578,210)
					(4,578,210)
Put Options
SPY SPDR S&P 500® Trust ETF	8/31/2023	256.87	4,095	(158,152,995)	(1,633,905)
					(1,633,905)
Total Options Written (Premiums Received $6,536,739)					$(6,212,115)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

145

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – OCTOBER

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.56% (a)(b)
CALL OPTIONS - 103.08%
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $3.56	3,105	$119,918,205	$116,713,727
			116,713,727
PUT OPTIONS - 4.48%
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $339.32	3,105	119,918,205	5,073,020
			5,073,020
TOTAL PURCHASED OPTIONS (Cost $116,381,522)			121,786,747
	Principal Amount
SHORT TERM INVESTMENTS - 0.28%
Money Market Deposit Account - 0.28%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$313,582		313,582
TOTAL SHORT TERM INVESTMENTS (Cost $313,582)			313,582

Total Investments (Cost $116,695,104) - 107.84%			122,100,329
Liabilities in Excess of Other Assets - (7.84)%			(8,879,320)
TOTAL NET ASSETS - 100.00%			$113,221,009

Asset Type	% of Net Assets
Purchased Options	107.56%
Short Term Investments	0.28
Total Investments	107.84
Liabilities in Excess of Other Assets	(7.84)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

146

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – OCTOBER

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	9/29/2023	$418.22	3,105	$(119,918,205)	$(7,801,711)
					(7,801,711)
Put Options
SPY SPDR S&P 500® Trust ETF	9/29/2023	232.17	3,105	(119,918,205)	(1,007,137)
					(1,007,137)
Total Options Written (Premiums Received $6,057,966)					$(8,808,848)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

147

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – NOVEMBER

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.61% (a)(b)
CALL OPTIONS - 98.14%
SPY SPDR S&P 500® Trust ETF, Expires 10/31/2023, Strike Price $3.85	1,386	$53,528,706	$52,137,162
			52,137,162
PUT OPTIONS - 6.47%
SPY SPDR S&P 500® Trust ETF, Expires 10/31/2023, Strike Price $366.90	1,386	53,528,706	3,435,894
			3,435,894
TOTAL PURCHASED OPTIONS (Cost $55,579,014)			55,573,056
	Principal Amount
SHORT TERM INVESTMENTS - 0.02%
Money Market Deposit Account - 0.02%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$9,695		9,695
TOTAL SHORT TERM INVESTMENTS (Cost $9,695)			9,695

Total Investments (Cost $55,588,709) - 104.63%			55,582,751
Liabilities in Excess of Other Assets - (4.63)%			(2,456,829)
TOTAL NET ASSETS - 100.00%			$53,125,922

Asset Type	% of Net Assets
Purchased Options	104.61%
Short Term Investments	0.02
Total Investments	104.63
Liabilities in Excess of Other Assets	(4.63)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

148

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – NOVEMBER

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	10/31/2023	452.21	1,386	(53,528,706)	$(1,959,804)
					(1,959,804)
Put Options
SPY SPDR S&P 500® Trust ETF	10/31/2023	251.04	1,386	(53,528,706)	(618,156)
					(618,156)
Total Options Written (Premiums Received $2,571,944)					$(2,577,960)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

149

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – DECEMBER

Schedule of Investments
October 31, 2022

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 99.99% (a)(b)
CALL OPTIONS - 89.31%
SPY SPDR S&P 500® Trust ETF, Expires 11/30/2022, Strike Price $3.63	1,081	$41,749,301	$41,358,106
			41,358,106
PUT OPTIONS - 10.68%
SPY SPDR S&P 500® Trust ETF, Expires 11/30/2022, Strike Price $432.78	1,081	41,749,301	4,948,017
			4,948,017
TOTAL PURCHASED OPTIONS (Cost $50,938,020)			46,306,123
	Principal Amount
SHORT TERM INVESTMENTS - 0.12%
Money Market Deposit Account - 0.12%
U.S. Bank Money Market Deposit Account, 2.750% (c)	$54,327		54,327
TOTAL SHORT TERM INVESTMENTS (Cost $54,327)			54,327

Total Investments (Cost $50,992,347) - 100.11%			46,360,450
Liabilities in Excess of Other Assets - (0.11)%			(49,108)
TOTAL NET ASSETS - 100.00%			$46,311,342

Asset Type	% of Net Assets
Purchased Options	99.99%
Short Term Investments	0.12
Total Investments	100.11
Liabilities in Excess of Other Assets	(0.11)
Net Assets	100.00%

Percentages are stated as a percent of net assets

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

150

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – DECEMBER

Schedule of Options Written (a)
October 31, 2022

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	11/30/2022	$489.18	1,081	$(41,749,301)	$(587)
					(587)
Put Options
SPY SPDR S&P 500® Trust ETF	11/30/2022	296.11	1,081	(41,749,301)	(18,266)
					(18,266)
Total Options Written (Premiums Received $2,316,961)					$(18,853)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

151

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2022

Assets:
Investments, at value (a)
Interest receivable
Receivable for investments sold
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable for fund shares redeemed
Payable to Adviser
Payable for investments purchased
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

152

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF - January	Innovator U.S. Equity Buffer ETF - February	Innovator U.S. Equity Buffer ETF - March	Innovator U.S. Equity Buffer ETF - April

$158,408,586	$73,943,362	$81,348,823	$125,457,977
740	614	658	1,067
2,761,071	–	–	–
150	203	200	201
161,170,547	73,944,179	81,349,681	125,459,245

15,678,560	5,028,536	4,663,236	9,788,852
2,487,832	–	–	–
94,564	55,407	51,441	75,216
273,769	–	–	–
18,534,725	5,083,943	4,714,677	9,864,068
$142,635,822	$68,860,236	$76,635,004	$115,595,177

$185,587,196	$78,295,460	$84,614,006	$126,456,779
(42,951,374)	(9,435,224)	(7,979,002)	(10,861,602)
$142,635,822	$68,860,236	$76,635,004	$115,595,177

$142,635,822	$68,860,236	$76,635,004	$115,595,177
4,300,000	2,325,000	2,400,000	3,750,000
$33.17	$29.62	$31.93	$30.83

$167,321,605	$79,953,952	$87,533,682	$134,253,126
11,365,064	5,184,595	6,144,359	8,508,915

The accompanying notes are an integral part of these financial statements.

153

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2022

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

154

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF - May	Innovator U.S. Equity Buffer ETF - June	Innovator U.S. Equity Buffer ETF - July	Innovator U.S. Equity Buffer ETF - August

$185,000,032	$80,917,107	$178,757,557	$109,576,369
1,174	468	965	723
101	116	203	190
185,001,307	80,917,691	178,758,725	109,577,282

9,026,709	4,392,118	8,317,455	6,751,108
116,291	51,337	100,159	72,487
9,143,000	4,443,455	8,417,614	6,823,595
$175,858,307	$76,474,236	$170,341,111	$102,753,687

$185,983,068	$82,870,980	$171,810,987	$116,187,265
(10,124,761)	(6,396,744)	(1,469,876)	(13,433,578)
$175,858,307	$76,474,236	$170,341,111	$102,753,687

$175,858,307	$76,474,236	$170,341,111	$102,753,687
6,050,000	2,500,000	5,525,000	3,425,000
$29.07	$30.59	$30.83	$30.00

$193,911,342	$85,261,199	$177,061,804	$114,299,863
13,426,016	5,684,018	11,818,126	6,865,911

The accompanying notes are an integral part of these financial statements.

155

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2022

Assets:
Investments, at value (a)
Interest receivable
Receivable for investments sold
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Payable for investments purchased
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

156

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF - September	Innovator U.S. Equity Buffer ETF - October	Innovator U.S. Equity Buffer ETF - November	Innovator U.S. Equity Buffer ETF - December

$176,540,890	$241,061,452	$65,631,937	$110,886,530
1,274	1,105	87	374
–	–	70,377,973	–
111	99	78	201
176,542,275	241,062,656	136,010,075	110,887,105

10,376,799	14,634,493	4,016,223	7,097,865
116,946	126,282	42,025	67,225
–	–	70,241,400	–
10,493,745	14,760,775	74,299,648	7,165,090
$166,048,530	$226,301,881	$61,710,427	$103,722,015

$179,404,510	$231,268,646	$72,839,199	$111,906,944
(13,355,980)	(4,966,765)	(11,128,772)	(8,184,929)
$166,048,530	$226,301,881	$61,710,427	$103,722,015

$166,048,530	$226,301,881	$61,710,427	$103,722,015
5,475,000	7,200,000	2,075,000	3,275,000
$30.33	$31.43	$29.74	$31.67

$179,940,211	$231,896,045	$65,638,861	$114,634,243
11,217,954	15,533,032	4,009,206	7,526,023

The accompanying notes are an integral part of these financial statements.

157

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2022

Assets:
Investments, at value (a)
Interest receivable
Receivable for investments sold
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable for fund shares redeemed
Payable to Adviser
Payable for investments purchased
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

158

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF - January	Innovator U.S. Equity Power Buffer ETF - February	Innovator U.S. Equity Power Buffer ETF - March	Innovator U.S. Equity Power Buffer ETF - April

$473,709,035	$248,638,769	$234,231,843	$324,474,632
2,424	1,632	1,890	3,234
–	–	–	1,419,324
132	180	233	200
473,711,591	248,640,581	234,233,966	325,897,390

24,612,028	9,066,226	7,789,309	15,700,810
–	–	–	1,389,795
305,054	158,851	149,469	203,906
–	–	–	68,939
24,917,082	9,225,077	7,938,778	17,363,450
$448,794,509	$239,415,504	$226,295,188	$308,533,940

$538,914,204	$262,899,939	$243,803,219	$333,382,299
(90,119,695)	(23,484,435)	(17,508,031)	(24,848,359)
$448,794,509	$239,415,504	$226,295,188	$308,533,940

$448,794,509	$239,415,504	$226,295,188	$308,533,940
14,400,000	8,600,000	7,450,000	11,100,000
$31.17	$27.84	$30.38	$27.80

$498,426,674	$265,781,873	$250,910,874	$344,629,226
32,315,787	17,553,442	16,833,386	21,670,505

The accompanying notes are an integral part of these financial statements.

159

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2022

Assets:
Investments, at value (a)
Interest receivable
Receivable for investments sold
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable for fund shares redeemed
Payable to Adviser
Payable for investments purchased
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

160

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF - May	Innovator U.S. Equity Power Buffer ETF - June	Innovator U.S. Equity Power Buffer ETF - July	Innovator U.S. Equity Power Buffer ETF - August

$407,461,028	$359,570,525	$529,709,563	$459,433,926
2,604	2,233	2,960	2,760
1,493,882	1,583,183	–	–
72	215	194	173
408,957,586	361,156,156	529,712,717	459,436,859

14,278,194	15,012,352	25,571,116	23,383,389
1,400,950	1,484,335	–	–
258,783	227,903	313,427	281,676
52,496	66,280	–	–
15,990,423	16,790,870	25,884,543	23,665,065
$392,967,163	$344,365,286	$503,828,174	$435,771,794

$419,420,174	$358,292,205	$512,944,706	$460,784,070
(26,453,011)	(13,926,919)	(9,116,532)	(25,012,276)
$392,967,163	$344,365,286	$503,828,174	$435,771,794

$392,967,163	$344,365,286	$503,828,174	$435,771,794
14,025,000	11,600,000	16,850,000	15,450,000
$28.02	$29.69	$29.90	$28.21

$429,176,127	$375,081,169	$530,792,019	$477,088,208
27,938,573	23,917,979	34,449,736	29,489,670

The accompanying notes are an integral part of these financial statements.

161

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2022

Assets:
Investments, at value (a)
Interest receivable
ETF variable fee receivable
Receivable for investments sold
Receivable for fund shares sold
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Payable for investments purchased
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

162

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF - September	Innovator U.S. Equity Power Buffer ETF - October	Innovator U.S. Equity Power Buffer ETF - November	Innovator U.S. Equity Power Buffer ETF - December

$579,533,685	$700,628,770	$337,547,989	$213,076,493
3,298	3,086	355	819
728	743	75,789	–
84,088	115,346	187,994,878	–
1,455,165	1,486,240	151,577,265	–
7	97	97	200
581,076,971	702,234,282	677,196,373	213,077,512

32,069,268	50,802,808	20,715,783	5,011,908
345,935	354,054	115,879	136,973
1,518,639	1,589,452	338,975,557	–
33,933,842	52,746,314	359,807,219	5,148,881
$547,143,129	$649,487,968	$317,389,154	$207,928,631

$565,451,467	$659,574,858	$335,392,900	$216,909,979
(18,308,338)	(10,086,890)	(18,003,746)	(8,981,348)
$547,143,129	$649,487,968	$317,389,154	$207,928,631

$547,143,129	$649,487,968	$317,389,154	$207,928,631
18,800,000	21,850,000	10,575,000	6,925,000
$29.10	$29.72	$30.01	$30.03

$588,709,284	$675,638,921	$337,583,370	$228,338,344
36,064,146	46,318,444	20,679,927	16,051,824

The accompanying notes are an integral part of these financial statements.

163

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2022

Assets:
Investments, at value (a)
Interest receivable
ETF variable fee receivable
Receivable for investments sold
Receivable for fund shares sold
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable for fund shares redeemed
Payable to Adviser
Payable for investments purchased
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

164

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF - January	Innovator U.S. Equity Ultra Buffer ETF - February	Innovator U.S. Equity Ultra Buffer ETF - March	Innovator U.S. Equity Ultra Buffer ETF - April

$284,424,464	$53,600,404	$69,838,289	$124,071,525
1,555	386	456	1,203
1,477	–	354	–
5,695,107	–	3,973	–
2,954,550	–	708,222	–
195	201	200	200
293,077,348	53,600,991	70,551,494	124,072,928

568,265	207,461	399,126	1,104,234
5,909,100	–	–	–
194,422	35,968	40,523	83,134
2,767,682	–	705,879	–
9,439,469	243,429	1,145,528	1,187,368
$283,637,879	$53,357,562	$69,405,966	$122,885,560

$319,039,482	$58,926,467	$74,161,619	$127,194,628
(35,401,603)	(5,568,905)	(4,755,653)	(4,309,068)
$283,637,879	$53,357,562	$69,405,966	$122,885,560

$283,637,879	$53,357,562	$69,405,966	$122,885,560
9,600,000	2,025,000	2,450,000	4,950,000
$29.55	$26.35	$28.33	$24.83

$299,122,249	$58,471,424	$74,825,596	$127,605,994
8,011,102	2,221,358	2,510,967	4,297,110

The accompanying notes are an integral part of these financial statements.

165

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2022

Assets:
Investments, at value (a)
Interest receivable
ETF variable fee receivable
Receivable for investments sold
Receivable for fund shares sold
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Payable for investments purchased
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

166

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF - May	Innovator U.S. Equity Ultra Buffer ETF - June	Innovator U.S. Equity Ultra Buffer ETF - July	Innovator U.S. Equity Ultra Buffer ETF - August

$100,892,049	$117,261,361	$76,844,630	$84,599,188
639	736	419	490
329	–	–	–
9,291	–	–	–
658,235	–	–	–
157	100	196	194
101,560,700	117,262,197	76,845,245	84,599,872

1,454,895	2,326,420	3,148,885	2,239,647
64,696	75,639	46,716	52,699
647,525	–	–	–
2,167,116	2,402,059	3,195,601	2,292,346
$99,393,584	$114,860,138	$73,649,644	$82,307,526

$102,529,712	$116,036,998	$76,791,203	$86,451,111
(3,136,128)	(1,176,860)	(3,141,559)	(4,143,585)
$99,393,584	$114,860,138	$73,649,644	$82,307,526

$99,393,584	$114,860,138	$73,649,644	$82,307,526
3,775,000	4,275,000	2,875,000	3,150,000
$26.33	$26.87	$25.62	$26.13

$103,228,622	$119,370,810	$76,314,347	$86,997,737
4,348,417	4,428,526	3,740,166	3,648,515

The accompanying notes are an integral part of these financial statements.

167

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

October 31, 2022

Assets:
Investments, at value (a)
Interest receivable
ETF variable fee receivable
Receivable for investments sold
Receivable for fund shares sold
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable for fund shares redeemed
Payable to Adviser
Payable for investments purchased
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

168

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF - September	Innovator U.S. Equity Ultra Buffer ETF - October	Innovator U.S. Equity Ultra Buffer ETF - November	Innovator U.S. Equity Ultra Buffer ETF - December

$165,281,214	$122,100,329	$55,582,751	$46,360,450
835	619	78	164
328	–	–	–
1,310,882	–	55,735,670	–
656,965	–	–	–
105	100	99	200
167,250,329	122,101,048	111,318,598	46,360,814

6,212,115	8,808,848	2,577,960	18,853
1,313,930	–	–	–
85,823	71,191	35,703	30,619
652,448	–	55,579,013	–
8,264,316	8,880,039	58,192,676	49,472
$158,986,013	$113,221,009	$53,125,922	$46,311,342

$162,824,493	$121,415,477	$59,385,081	$49,373,786
(3,838,480)	(8,194,468)	(6,259,159)	(3,062,444)
$158,986,013	$113,221,009	$53,125,922	$46,311,342

$158,986,013	$113,221,009	$53,125,922	$46,311,342
6,050,000	4,200,000	1,925,000	1,650,000
$26.28	$26.96	$27.60	$28.07

$164,239,702	$116,695,104	$55,588,709	$50,992,347
6,536,739	6,057,966	2,571,944	2,316,961

The accompanying notes are an integral part of these financial statements.

169

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2022

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

170

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF - January	Innovator U.S. Equity Buffer ETF - February	Innovator U.S. Equity Buffer ETF - March	Innovator U.S. Equity Buffer ETF - April

$3,709	$3,015	$2,790	$4,374
3,709	3,015	2,790	4,374

1,396,134	777,228	603,103	949,806
1,396,134	777,228	603,103	949,806
(1,392,425)	(774,213)	(600,313)	(945,432)

(13,751,675)	(887,883)	(2,512,563)	428,275
34,814,146	7,332,267	6,705,787	8,229,528
6,767,974	3,389,866	4,067,872	6,740,740
(14,773,707)	(2,012,669)	(241,419)	(388,153)

(32,140,101)	(17,518,388)	(13,805,609)	(19,767,672)
(1,980,335)	151,128	1,122,779	(577,056)
(21,063,698)	(9,545,679)	(4,663,153)	(5,334,338)
$(22,456,123)	$(10,319,892)	$(5,263,466)	$(6,279,770)

The accompanying notes are an integral part of these financial statements.

171

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2022

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

172

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF - May	Innovator U.S. Equity Buffer ETF - June	Innovator U.S. Equity Buffer ETF - July	Innovator U.S. Equity Buffer ETF - August

$3,458	$1,515	$2,391	$2,015
3,458	1,515	2,391	2,015

956,516	573,887	880,697	816,067
956,516	573,887	880,697	816,067
(953,058)	(572,372)	(878,306)	(814,052)

(4,949,542)	(3,036,271)	(6,647,374)	(8,710,324)
3,568,402	486,809	6,154,268	(138,463)
4,388,885	3,604,388	2,566,414	4,130,726
187,032	168,134	700,949	590,213

(13,731,303)	(8,990,334)	(5,252,599)	(6,785,804)
3,136,412	1,147,396	3,063,491	(540,363)
(7,400,114)	(6,619,878)	585,149	(11,454,015)
$(8,353,172)	$(7,192,250)	$(293,157)	$(12,268,067)

The accompanying notes are an integral part of these financial statements.

173

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2022

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

174

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF – September	Innovator U.S. Equity Buffer ETF – October	Innovator U.S. Equity Buffer ETF – November	Innovator U.S. Equity Buffer ETF – December

$2,531	$2,235	$848	$2,584
2,531	2,235	848	2,584

1,136,579	857,360	582,390	677,921
1,136,579	857,360	582,390	677,921
(1,134,048)	(855,125)	(581,542)	(675,337)

(11,287,463)	(12,226,172)	(9,377,958)	(17,021,818)
3,053,659	5,806,146	3,857,363	455,994
2,178,569	1,186,989	800,633	277,129
1,423,476	(2,099,840)	(1,262,288)	(7,693,979)

(5,115,314)	5,217,464	(3,206)	8,140,075
(375,596)	902,049	(3,287)	8,977,718
(10,122,669)	(1,213,364)	(5,988,743)	(6,864,881)
$(11,256,717)	$(2,068,489)	$(6,570,285)	$(7,540,218)

The accompanying notes are an integral part of these financial statements.

175

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2022

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

176

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF - January	Innovator U.S. Equity Power Buffer ETF - February	Innovator U.S. Equity Power Buffer ETF - March	Innovator U.S. Equity Power Buffer ETF - April

$11,726	$7,200	$7,553	$11,735
11,726	7,200	7,553	11,735

3,808,107	1,892,954	1,517,833	2,112,738
3,808,107	1,892,954	1,517,833	2,112,738
(3,796,381)	(1,885,754)	(1,510,280)	(2,101,003)

(24,360,730)	(4,442,100)	(6,687,873)	1,739,349
73,111,469	20,987,669	14,520,864	17,284,926
11,780,836	6,464,941	6,008,335	10,737,753
(45,320,618)	(8,709,654)	(1,821,416)	(10,599,638)

(68,831,630)	(42,757,976)	(31,788,094)	(44,704,704)
24,009,478	15,790,484	13,452,755	14,456,203
(29,611,195)	(12,666,636)	(6,315,429)	(11,086,111)
$(33,407,576)	$(14,552,390)	$(7,825,709)	$(13,187,114)

The accompanying notes are an integral part of these financial statements.

177

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2022

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

178

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF – May	Innovator U.S. Equity Power Buffer ETF – June	Innovator U.S. Equity Power Buffer ETF – July	Innovator U.S. Equity Power Buffer ETF – August

$7,827	$6,379	$7,678	$6,234
7,827	6,379	7,678	6,234

2,399,749	1,768,219	2,114,066	1,830,356
2,399,749	1,768,219	2,114,066	1,830,356
(2,391,922)	(1,761,840)	(2,106,388)	(1,824,122)

(16,193,229)	(5,493,153)	(16,682,807)	(11,829,423)
9,634,734	(656,480)	9,555,018	654,607
13,623,784	9,957,591	9,827,854	11,140,749
(120,362)	(264,386)	1,590,148	(50,374)

(36,133,555)	(24,995,957)	(10,574,066)	(22,195,992)
15,324,605	11,586,758	11,424,468	6,563,266
(13,864,023)	(9,865,627)	5,140,615	(15,717,167)
$(16,255,945)	$(11,627,467)	$3,034,227	$(17,541,289)

The accompanying notes are an integral part of these financial statements.

179

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2022

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

180

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF - September	Innovator U.S. Equity Power Buffer ETF - October	Innovator U.S. Equity Power Buffer ETF - November	Innovator U.S. Equity Power Buffer ETF - December

$6,407	$5,024	$2,516	$4,016
6,407	5,024	2,516	4,016

2,343,565	1,885,936	1,531,858	1,650,243
2,343,565	1,885,936	1,531,858	1,650,243
(2,337,158)	(1,880,912)	(1,529,342)	(1,646,227)

(20,975,671)	(26,981,941)	(23,154,455)	(29,571,822)
5,162,575	13,524,440	9,393,317	658,769
6,248,712	11,845,588	3,737,760	522,892
9,818,420	(2,004,520)	6,501,395	(18,557,216)

(12,040,099)	17,334,670	(25,732)	8,694,184
2,821,210	(1,874,195)	(26,179)	31,901,559
(8,964,853)	11,844,042	(3,573,894)	(6,351,634)
$(11,302,011)	$9,963,130	$(5,103,236)	$(7,997,861)

The accompanying notes are an integral part of these financial statements.

181

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2022

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

182

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF - January	Innovator U.S. Equity Ultra Buffer ETF - February	Innovator U.S. Equity Ultra Buffer ETF - March	Innovator U.S. Equity Ultra Buffer ETF - April

$7,764	$1,546	$1,721	$3,985
7,764	1,546	1,721	3,985

1,856,980	326,843	336,827	576,087
1,856,980	326,843	336,827	576,087
(1,849,216)	(325,297)	(335,106)	(572,102)

(14,758,248)	(522,370)	(221,902)	164,792
26,985,765	4,288,540	4,278,833	3,633,780
4,145,071	672,752	837,559	1,680,867
(11,651,701)	(1,898,688)	(1,364,346)	(3,616,427)

(30,618,961)	(9,376,764)	(9,974,497)	(10,068,796)
15,921,053	4,445,641	4,636,952	6,569,710
(9,977,021)	(2,390,889)	(1,807,401)	(1,636,074)
$(11,826,237)	$(2,716,186)	$(2,142,507)	$(2,208,176)

The accompanying notes are an integral part of these financial statements.

183

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2022

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

184

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF - May	Innovator U.S. Equity Ultra Buffer ETF - June	Innovator U.S. Equity Ultra Buffer ETF - July	Innovator U.S. Equity Ultra Buffer ETF - August

$1,769	$1,998	$1,071	$1,100
1,769	1,998	1,071	1,100

495,003	427,883	396,699	328,282
495,003	427,883	396,699	328,282
(493,234)	(425,885)	(395,628)	(327,182)

(3,161,905)	(717,552)	(3,442,181)	(2,473,522)
1,432,082	351,430	935,669	83,160
1,733,807	917,053	1,723,186	1,389,163
(92,660)	(52,678)	(494,300)	(401,421)

(5,189,753)	(3,596,513)	(1,906,213)	(3,648,405)
4,065,671	2,813,018	1,983,487	2,025,570
(1,212,758)	(285,242)	(1,200,352)	(3,025,455)
$(1,705,992)	$(711,127)	$(1,595,980)	$(3,352,637)

The accompanying notes are an integral part of these financial statements.

185

INNOVATOR ETFs TRUST

Statements of Operations

For the Year Ended October 31, 2022

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

186

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF - September	Innovator U.S. Equity Ultra Buffer ETF - October	Innovator U.S. Equity Ultra Buffer ETF - November	Innovator U.S. Equity Ultra Buffer ETF - December

$1,411	$1,224	$603	$816
1,411	1,224	603	816

539,449	575,479	329,976	345,008
539,449	575,479	329,976	345,008
(538,038)	(574,255)	(329,373)	(344,192)

(6,228,055)	(10,390,764)	(6,410,736)	3,150,968
471,273	3,944,079	1,984,567	(173,573)
1,382,086	3,723,916	1,767,804	360,079
1,476,905	25,210	449,963	(5,408,910)

245,436	2,756,317	(4,623)	(9,010,082)
511,620	(980,773)	(4,679)	8,503,269
(2,140,735)	(922,015)	(2,217,704)	(2,578,249)
$(2,678,773)	$(1,496,270)	$(2,547,077)	$(2,922,441)

The accompanying notes are an integral part of these financial statements.

187

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Buffer ETF - January
	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment income/(loss)	$(1,392,425)	$(1,185,596)
Net realized gain/(loss)	13,056,738	3,578,517
Net change in unrealized appreciation/(depreciation)	(34,120,436)	28,868,519
Net Increase/(Decrease) in Net Assets Resulting from Operations	(22,456,123)	31,261,440

Capital Share Transactions:
Proceeds from shares sold	264,258,187	184,391,120
Cost of shares redeemed	(249,518,483)	(191,274,643)
Transaction fees (see Note 5)	112,606	94,546
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	14,852,310	(6,788,977)
Total Increase/(Decrease) in Net Assets	$(7,603,813)	$24,472,463

Net Assets:
Beginning of the period	$150,239,635	$125,767,172
End of the period	$142,635,822	$150,239,635

Change in Shares Outstanding:
Shares sold	7,225,000	5,650,000
Shares redeemed	(7,000,000)	(5,800,000)
Net Increase/(Decrease)	225,000	(150,000)

The accompanying notes are an integral part of these financial statements.

188

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF - February		Innovator U.S. Equity Buffer ETF - March		Innovator U.S. Equity Buffer ETF - April
Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021

$(774,213)	$(561,816)	$(600,313)	$(402,184)	$(945,432)	$(761,390)
7,821,581	(2,653,750)	8,019,677	(5,818,816)	15,010,390	(30,367,943)
(17,367,260)	17,371,227	(12,682,830)	15,766,764	(20,344,728)	44,492,247
(10,319,892)	14,155,661	(5,263,466)	9,545,764	(6,279,770)	13,362,914

135,143,030	88,951,570	96,744,935	72,173,690	166,719,955	77,380,390
(142,224,700)	(53,948,647)	(77,037,963)	(43,325,395)	(167,876,110)	(37,447,975)
59,259	36,390	27,371	34,858	75,410	51,547
(7,022,411)	35,039,313	19,734,343	28,883,153	(1,080,745)	39,983,962
$(17,342,303)	$49,194,974	$14,470,877	$38,428,917	$(7,360,515)	$53,346,876

$86,202,539	$37,007,565	$62,164,127	$23,735,210	$122,955,692	$69,608,816
$68,860,236	$86,202,539	$76,635,004	$62,164,127	$115,595,177	$122,955,692

4,275,000	3,175,000	2,900,000	2,375,000	5,225,000	2,525,000
(4,675,000)	(1,925,000)	(2,325,000)	(1,400,000)	(5,225,000)	(1,225,000)
(400,000)	1,250,000	575,000	975,000	–	1,300,000

The accompanying notes are an integral part of these financial statements.

189

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Buffer ETF - May
	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment income/(loss)	$(953,058)	$(386,125)
Net realized gain/(loss)	3,194,777	(4,594,201)
Net change in unrealized appreciation/(depreciation)	(10,594,891)	12,281,286
Net Increase/(Decrease) in Net Assets Resulting from Operations	(8,353,172)	7,300,960

Capital Share Transactions:
Proceeds from shares sold	204,029,287	88,101,790
Cost of shares redeemed	(102,090,475)	(29,299,918)
Transaction fees (see Note 5)	82,306	32,898
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	102,021,118	58,834,770
Total Increase/(Decrease) in Net Assets	$93,667,946	$66,135,730

Net Assets:
Beginning of the period	$82,190,361	$16,054,631
End of the period	$175,858,307	$82,190,361

Change in Shares Outstanding:
Shares sold	6,850,000	2,900,000
Shares redeemed	(3,325,000)	(950,000)
Net Increase/(Decrease)	3,525,000	1,950,000

The accompanying notes are an integral part of these financial statements.

190

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF - June		Innovator U.S. Equity Buffer ETF - July		Innovator U.S. Equity Buffer ETF - August
Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021

$(572,372)	$(425,960)	$(878,306)	$(773,597)	$(814,052)	$(394,447)
1,223,060	(4,635,923)	2,774,257	9,975,739	(4,127,848)	1,922,924
(7,842,938)	12,698,416	(2,189,108)	5,702,775	(7,326,167)	7,414,735
(7,192,250)	7,636,533	(293,157)	14,904,917	(12,268,067)	8,943,212

110,271,314	92,524,980	230,534,290	200,680,682	202,934,790	88,707,932
(108,154,937)	(50,852,033)	(243,100,360)	(100,360,368)	(174,555,855)	(59,252,027)
41,315	27,423	134,739	85,318	107,383	37,169
2,157,692	41,700,370	(12,431,331)	100,405,632	28,486,318	29,493,074
$(5,034,558)	$49,336,903	$(12,724,488)	$115,310,549	$16,218,251	$38,436,286

$81,508,794	$32,171,891	$183,065,599	$67,755,050	$86,535,436	$48,099,150
$76,474,236	$81,508,794	$170,341,111	$183,065,599	$102,753,687	$86,535,436

3,475,000	2,875,000	7,675,000	6,375,000	6,475,000	2,800,000
(3,375,000)	(1,575,000)	(7,750,000)	(3,200,000)	(5,700,000)	(1,900,000)
100,000	1,300,000	(75,000)	3,175,000	775,000	900,000

The accompanying notes are an integral part of these financial statements.

191

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Buffer ETF - September
	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment income/(loss)	$(1,134,048)	$(718,733)
Net realized gain/(loss)	(4,631,759)	10,780,549
Net change in unrealized appreciation/(depreciation)	(5,490,910)	9,685,559
Net Increase/(Decrease) in Net Assets Resulting from Operations	(11,256,717)	19,747,375

Capital Share Transactions:
Proceeds from shares sold	163,473,610	195,271,855
Cost of shares redeemed	(143,014,130)	(136,244,920)
Transaction fees (see Note 5)	96,491	83,130
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	20,555,971	59,110,065
Total Increase/(Decrease) in Net Assets	$9,299,254	$78,857,440

Net Assets:
Beginning of the period	$156,749,276	$77,891,836
End of the period	$166,048,530	$156,749,276

Change in Shares Outstanding:
Shares sold	5,325,000	6,225,000
Shares redeemed	(4,650,000)	(4,375,000)
Net Increase/(Decrease)	675,000	1,850,000

The accompanying notes are an integral part of these financial statements.

192

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF - October		Innovator U.S. Equity Buffer ETF - November		Innovator U.S. Equity Buffer ETF - December
Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021

$(855,125)	$(657,252)	$(581,542)	$(173,282)	$(675,337)	$(603,516)
(7,332,877)	11,163,815	(5,982,250)	3,634,536	(23,982,674)	28,529,207
6,119,513	7,718,734	(6,493)	(5,539)	17,117,793	(14,999,717)
(2,068,489)	18,225,297	(6,570,285)	3,455,715	(7,540,218)	12,925,974

235,324,437	111,675,225	106,444,640	43,864,835	97,437,537	176,963,223
(118,936,245)	(91,657,535)	(68,807,962)	(31,758,055)	(44,121,098)	(157,048,647)
107,477	18,784	45,349	13,267	71,769	75,094
116,495,669	20,036,474	37,682,027	12,120,047	53,388,208	19,989,670
$114,427,180	$38,261,771	$31,111,742	$15,575,762	$45,847,990	$32,915,644

$111,874,701	$73,612,930	$30,598,685	$15,022,923	$57,874,025	$24,958,381
$226,301,881	$111,874,701	$61,710,427	$30,598,685	$103,722,015	$57,874,025

7,700,000	3,425,000	3,400,000	1,400,000	2,950,000	5,625,000
(3,800,000)	(2,825,000)	(2,275,000)	(1,000,000)	(1,375,000)	(4,825,000)
3,900,000	600,000	1,125,000	400,000	1,575,000	800,000

The accompanying notes are an integral part of these financial statements.

193

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Power Buffer ETF - January
	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment income/(loss)	$(3,796,381)	$(2,676,286)
Net realized gain/(loss)	15,210,957	(16,726,748)
Net change in unrealized appreciation/(depreciation)	(44,822,152)	63,542,764
Net Increase/(Decrease) in Net Assets Resulting from Operations	(33,407,576)	44,139,730

Capital Share Transactions:
Proceeds from shares sold	712,865,811	313,352,247
Cost of shares redeemed	(525,540,307)	(351,745,125)
Transaction fees (see Note 5)	315,853	217,229
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	187,641,357	(38,175,649)
Total Increase/(Decrease) in Net Assets	$154,233,781	$5,964,081

Net Assets:
Beginning of the period	$294,560,728	$288,596,647
End of the period	$448,794,509	$294,560,728

Change in Shares Outstanding:
Shares sold	21,850,000	10,250,000
Shares redeemed	(16,350,000)	(11,275,000)
Net Increase/(Decrease)	5,500,000	(1,025,000)

The accompanying notes are an integral part of these financial statements.

194

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF - February		Innovator U.S. Equity Power Buffer ETF - March		Innovator U.S. Equity Power Buffer ETF - April
Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021

$(1,885,754)	$(1,314,741)	$(1,510,280)	$(800,814)	$(2,101,003)	$(1,692,975)
14,300,856	(24,473,389)	12,019,910	(23,155,114)	19,162,390	(99,453,461)
(26,967,492)	48,615,397	(18,335,339)	37,044,072	(30,248,501)	120,950,615
(14,552,390)	22,827,267	(7,825,709)	13,088,144	(13,187,114)	19,804,179

346,725,900	220,910,615	287,366,113	86,166,745	388,545,420	193,061,285
(263,323,423)	(188,560,837)	(171,226,173)	(53,344,082)	(309,481,353)	(157,605,677)
158,673	108,516	106,314	68,994	153,742	165,496
83,561,150	32,458,294	116,246,254	32,891,657	79,217,809	35,621,104
$69,008,760	$55,285,561	$108,420,545	$45,979,801	$66,030,695	$55,425,283

$170,406,744	$115,121,183	$117,874,643	$71,894,842	$242,503,245	$187,077,962
$239,415,504	$170,406,744	$226,295,188	$117,874,643	$308,533,940	$242,503,245

11,950,000	8,275,000	9,175,000	2,975,000	13,500,000	6,950,000
(9,225,000)	(7,000,000)	(5,500,000)	(1,825,000)	(10,750,000)	(5,650,000)
2,725,000	1,275,000	3,675,000	1,150,000	2,750,000	1,300,000

The accompanying notes are an integral part of these financial statements.

195

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Power Buffer ETF - May
	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment income/(loss)	$(2,391,922)	$(1,237,109)
Net realized gain/(loss)	6,944,927	(23,700,562)
Net change in unrealized appreciation/(depreciation)	(20,808,950)	40,806,512
Net Increase/(Decrease) in Net Assets Resulting from Operations	(16,255,945)	15,868,841

Capital Share Transactions:
Proceeds from shares sold	500,467,810	226,991,957
Cost of shares redeemed	(330,230,175)	(69,826,345)
Transaction fees (see Note 5)	205,825	118,881
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	170,443,460	157,284,493
Total Increase/(Decrease) in Net Assets	$154,187,515	$173,153,334

Net Assets:
Beginning of the period	$238,779,648	$65,626,314
End of the period	$392,967,163	$238,779,648

Change in Shares Outstanding:
Shares sold	17,475,000	7,875,000
Shares redeemed	(11,350,000)	(2,375,000)
Net Increase/(Decrease)	6,125,000	5,500,000

The accompanying notes are an integral part of these financial statements.

196

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF - June		Innovator U.S. Equity Power Buffer ETF - July		Innovator U.S. Equity Power Buffer ETF - August
Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021

$(1,761,840)	$(894,828)	$(2,106,388)	$(1,079,931)	$(1,824,122)	$(937,008)
3,543,572	(22,617,650)	4,290,213	8,829,473	(84,441)	(18,700)
(13,409,199)	35,205,333	850,402	5,743,600	(15,632,726)	14,335,167
(11,627,467)	11,692,855	3,034,227	13,493,142	(17,541,289)	13,379,459

428,015,688	153,923,730	552,054,235	263,914,680	490,066,589	191,780,793
(225,145,245)	(107,358,325)	(270,255,030)	(170,525,447)	(222,920,795)	(128,696,635)
156,573	119,083	239,304	114,217	175,874	69,818
203,027,016	46,684,488	282,038,509	93,503,450	267,321,668	63,153,976
$191,399,549	$58,377,343	$285,072,736	$106,996,592	$249,780,379	$76,533,435

$152,965,737	$94,588,394	$218,755,438	$111,758,846	$185,991,415	$109,457,980
$344,365,286	$152,965,737	$503,828,174	$218,755,438	$435,771,794	$185,991,415

14,200,000	5,000,000	18,800,000	8,900,000	16,900,000	6,525,000
(7,400,000)	(3,475,000)	(9,150,000)	(5,775,000)	(7,650,000)	(4,400,000)
6,800,000	1,525,000	9,650,000	3,125,000	9,250,000	2,125,000

The accompanying notes are an integral part of these financial statements.

197

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Power Buffer ETF - September
	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment income/(loss)	$(2,337,158)	$(2,075,118)
Net realized gain/(loss)	254,036	32,783,140
Net change in unrealized appreciation/(depreciation)	(9,218,889)	10,523,646
Net Increase/(Decrease) in Net Assets Resulting from Operations	(11,302,011)	41,231,668

Capital Share Transactions:
Proceeds from shares sold	502,832,858	365,752,667
Cost of shares redeemed	(248,135,755)	(391,085,960)
Transaction fees (see Note 5)	275,109	186,618
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	254,972,212	(25,146,675)
Total Increase/(Decrease) in Net Assets	$243,670,201	$16,084,993

Net Assets:
Beginning of the period	$303,472,928	$287,387,935
End of the period	$547,143,129	$303,472,928

Change in Shares Outstanding:
Shares sold	17,200,000	12,525,000
Shares redeemed	(8,525,000)	(13,450,000)
Net Increase/(Decrease)	8,675,000	(925,000)

The accompanying notes are an integral part of these financial statements.

198

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF - October		Innovator U.S. Equity Power Buffer ETF - November		Innovator U.S. Equity Power Buffer ETF - December
Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021

$(1,880,912)	$(1,260,844)	$(1,529,342)	$(487,244)	$(1,646,227)	$(1,205,400)
(3,616,433)	19,677,482	(3,521,983)	7,219,597	(46,947,377)	47,736,905
15,460,475	7,595,535	(51,911)	(14,825)	40,595,743	(29,573,550)
9,963,130	26,012,173	(5,103,236)	6,717,528	(7,997,861)	16,957,955

678,118,137	220,029,025	417,456,003	108,673,042	150,588,793	352,113,070
(248,418,882)	(226,560,945)	(174,482,237)	(74,295,220)	(43,274,947)	(325,826,193)
292,559	86,230	175,984	30,075	92,161	164,217
429,991,814	(6,445,690)	243,149,750	34,407,897	107,406,007	26,451,094
$439,954,944	$19,566,483	$238,046,514	$41,125,425	$99,408,146	$43,409,049

$209,533,024	$189,966,541	$79,342,640	$38,217,215	$108,520,485	$65,111,436
$649,487,968	$209,533,024	$317,389,154	$79,342,640	$207,928,631	$108,520,485

23,450,000	7,525,000	13,850,000	3,650,000	4,875,000	12,000,000
(8,575,000)	(7,850,000)	(5,875,000)	(2,450,000)	(1,450,000)	(10,875,000)
14,875,000	(325,000)	7,975,000	1,200,000	3,425,000	1,125,000

The accompanying notes are an integral part of these financial statements.

199

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Ultra Buffer ETF - January
	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment income/(loss)	$(1,849,216)	$(819,851)
Net realized gain/(loss)	4,720,887	(31,184,196)
Net change in unrealized appreciation/(depreciation)	(14,697,908)	43,010,224
Net Increase/(Decrease) in Net Assets Resulting from Operations	(11,826,237)	11,006,177

Capital Share Transactions:
Proceeds from shares sold	431,531,228	45,707,263
Cost of shares redeemed	(222,552,470)	(82,526,250)
Transaction fees (see Note 5)	211,171	63,731
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	209,189,929	(36,755,256)
Total Increase/(Decrease) in Net Assets	$197,363,692	$(25,749,079)

Net Assets:
Beginning of the period	$86,274,187	$112,023,266
End of the period	$283,637,879	$86,274,187

Change in Shares Outstanding:
Shares sold	14,200,000	1,525,000
Shares redeemed	(7,350,000)	(2,725,000)
Net Increase/(Decrease)	6,850,000	(1,200,000)

The accompanying notes are an integral part of these financial statements.

200

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF - February		Innovator U.S. Equity Ultra Buffer ETF - March		Innovator U.S. Equity Ultra Buffer ETF - April
Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021

$(325,297)	$(242,936)	$(335,106)	$(261,730)	$(572,102)	$(365,577)
2,540,234	(11,951,173)	3,530,144	(16,471,145)	1,863,012	(9,760,218)
(4,931,123)	15,595,512	(5,337,545)	19,672,888	(3,499,086)	12,961,820
(2,716,186)	3,401,403	(2,142,507)	2,940,013	(2,208,176)	2,836,025

62,813,015	17,846,370	80,205,350	21,852,792	146,114,520	65,050,742
(33,169,010)	(26,618,438)	(41,937,333)	(19,837,095)	(78,334,945)	(41,288,300)
21,232	22,233	29,319	20,845	71,856	50,300
29,665,237	(8,749,835)	38,297,336	2,036,542	67,851,431	23,812,742
$26,949,051	$(5,348,432)	$36,154,829	$4,976,555	$65,643,255	$26,648,767

$26,408,511	$31,756,943	$33,251,137	$28,274,582	$57,242,305	$30,593,538
$53,357,562	$26,408,511	$69,405,966	$33,251,137	$122,885,560	$57,242,305

2,275,000	675,000	2,750,000	775,000	5,800,000	2,575,000
(1,200,000)	(1,000,000)	(1,425,000)	(700,000)	(3,050,000)	(1,625,000)
1,075,000	(325,000)	1,325,000	75,000	2,750,000	950,000

The accompanying notes are an integral part of these financial statements.

201

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Ultra Buffer ETF - May
	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment income/(loss)	$(493,234)	$(209,424)
Net realized gain/(loss)	(88,676)	(3,930,524)
Net change in unrealized appreciation/(depreciation)	(1,124,082)	5,947,782
Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,705,992)	1,807,834

Capital Share Transactions:
Proceeds from shares sold	121,467,737	46,252,428
Cost of shares redeemed	(61,062,960)	(18,111,840)
Transaction fees (see Note 5)	60,756	16,999
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	60,465,533	28,157,587
Total Increase/(Decrease) in Net Assets	$58,759,541	$29,965,421

Net Assets:
Beginning of the period	$40,634,043	$10,668,622
End of the period	$99,393,584	$40,634,043

Change in Shares Outstanding:
Shares sold	4,550,000	1,675,000
Shares redeemed	(2,200,000)	(650,000)
Net Increase/(Decrease)	2,350,000	1,025,000

The accompanying notes are an integral part of these financial statements.

202

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF - June		Innovator U.S. Equity Ultra Buffer ETF - July		Innovator U.S. Equity Ultra Buffer ETF - August
Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021

$(425,885)	$(157,929)	$(395,628)	$(299,631)	$(327,182)	$(250,772)
498,253	862,371	(1,277,626)	2,105,744	(1,402,620)	1,419,071
(783,495)	664,338	77,274	871,090	(1,622,835)	1,656,959
(711,127)	1,368,780	(1,595,980)	2,677,203	(3,352,637)	2,825,258

119,789,758	39,052,202	89,725,618	60,542,613	111,274,400	47,249,040
(25,425,937)	(34,268,610)	(67,210,810)	(50,137,815)	(72,056,085)	(49,394,117)
52,913	18,176	41,955	23,382	59,049	24,001
94,416,734	4,801,768	22,556,763	10,428,180	39,277,364	(2,121,076)
$93,705,607	$6,170,548	$20,960,783	$13,105,383	$35,924,727	$704,182

$21,154,531	$14,983,983	$52,688,861	$39,583,478	$46,382,799	$45,678,617
$114,860,138	$21,154,531	$73,649,644	$52,688,861	$82,307,526	$46,382,799

4,475,000	1,375,000	3,525,000	2,250,000	4,175,000	1,650,000
(925,000)	(1,200,000)	(2,575,000)	(1,875,000)	(2,625,000)	(1,750,000)
3,550,000	175,000	950,000	375,000	1,550,000	(100,000)

The accompanying notes are an integral part of these financial statements.

203

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Ultra Buffer ETF - September
	Year Ended October 31, 2022	Year Ended October 31, 2021
Operations:
Net Investment income/(loss)	$(538,038)	$(425,362)
Net realized gain/(loss)	(2,897,791)	4,899,842
Net change in unrealized appreciation/(depreciation)	757,056	1,339,852
Net Increase/(Decrease) in Net Assets Resulting from Operations	(2,678,773)	5,814,332

Capital Share Transactions:
Proceeds from shares sold	154,017,692	87,776,507
Cost of shares redeemed	(59,931,218)	(91,360,843)
Transaction fees (see Note 5)	75,835	51,506
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	94,162,309	(3,532,830)
Total Increase/(Decrease) in Net Assets	$91,483,536	$2,281,502

Net Assets:
Beginning of the period	$67,502,477	$65,220,975
End of the period	$158,986,013	$67,502,477

Change in Shares Outstanding:
Shares sold	5,900,000	3,150,000
Shares redeemed	(2,225,000)	(3,300,000)
Net Increase/(Decrease)	3,675,000	(150,000)

The accompanying notes are an integral part of these financial statements.

204

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF - October		Innovator U.S. Equity Ultra Buffer ETF - November		Innovator U.S. Equity Ultra Buffer ETF - December
Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2022	Year Ended October 31, 2021

$(574,255)	$(569,928)	$(329,373)	$(105,883)	$(344,192)	$(326,715)
(2,697,559)	6,545,657	(2,208,402)	1,040,225	(2,071,436)	(5,389,132)
1,775,544	1,856,858	(9,302)	(1,547)	(506,813)	9,205,471
(1,496,270)	7,832,587	(2,547,077)	932,795	(2,922,441)	3,489,624

152,701,155	65,441,403	80,750,695	20,065,740	30,094,508	67,298,308
(100,855,685)	(115,868,045)	(36,086,448)	(18,890,845)	(12,938,490)	(62,526,630)
53,330	36,725	26,502	7,761	18,723	42,052
51,898,800	(50,389,917)	44,690,749	1,182,656	17,174,741	4,813,730
$50,402,530	$(42,557,330)	$42,143,672	$2,115,451	$14,252,300	$8,303,354

$62,818,479	$105,375,809	$10,982,250	$8,866,799	$32,059,042	$23,755,688
$113,221,009	$62,818,479	$53,125,922	$10,982,250	$46,311,342	$32,059,042

5,775,000	2,350,000	2,850,000	700,000	1,025,000	2,375,000
(3,800,000)	(4,225,000)	(1,300,000)	(650,000)	(450,000)	(2,175,000)
1,975,000	(1,875,000)	1,550,000	50,000	575,000	200,000

The accompanying notes are an integral part of these financial statements.

205

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Distributions Paid to Shareholders: Paid from realized gains
Innovator U.S. Equity Buffer ETF - January
For the year ended 10/31/2022	$36.87	(0.27)	(3.45)	(3.72)	0.02	–
For the year ended 10/31/2021	$29.77	(0.27)	7.35	7.08	0.02	–
For the year ended 10/31/2020	$29.69	(0.23)	1.63 (d)	1.40	0.04	(1.36)
For the period 12/31/2018 (e) - 10/31/2019	$25.08	(0.19)	4.75	4.56	0.05	–
Innovator U.S. Equity Buffer ETF - February
For the year ended 10/31/2022	$31.63	(0.24)	(1.79)	(2.03)	0.02	–
For the year ended 10/31/2021	$25.09	(0.23)	6.75	6.52	0.02	–
For the period 1/31/2020 (e) - 10/31/2020	$24.52	(0.14)	0.69	0.55	0.02	–
Innovator U.S. Equity Buffer ETF - March
For the year ended 10/31/2022	$34.06	(0.26)	(1.88)	(2.14)	0.01	–
For the year ended 10/31/2021	$27.92	(0.25)	6.37	6.12	0.02	–
For the period 2/28/2020 (e) - 10/31/2020	$26.01	(0.14)	2.03	1.89	0.02	–
Innovator U.S. Equity Buffer ETF - April
For the year ended 10/31/2022	$32.79	(0.25)	(1.73)	(1.98)	0.02	–
For the year ended 10/31/2021	$28.41	(0.25)	4.61	4.36	0.02	–
For the year ended 10/31/2020	$26.64	(0.22)	1.95	1.73	0.04	–
For the period 3/29/2019 (e) - 10/31/2019	$24.95	(0.12)	1.79	1.67	0.02	–

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

(e)	Commencement of operations.
(f)	Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

206

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (c)

(3.70)	$33.17	(10.03)%	$142,636	0.79%	(0.79)%	0%
7.10	$36.87	23.85%	$150,240	0.79%	(0.79)%	0%
0.08	$29.77	4.99%	$125,767	0.79%	(0.79)%	0%

4.61	$29.69	18.38%	$22,267	0.80% (f)	(0.80)%	0%

(2.01)	$29.62	(6.37)%	$68,860	0.79%	(0.79)%	0%
6.54	$31.63	26.08%	$86,203	0.79%	(0.79)%	0%

0.57	$25.09	2.32%	$37,008	0.79%	(0.79)%	0%

(2.13)	$31.93	(6.26)%	$76,635	0.79%	(0.79)%	0%
6.14	$34.06	21.98%	$62,164	0.79%	(0.79)%	0%

1.91	$27.92	7.36%	$23,735	0.79%	(0.79)%	0%

(1.96)	$30.83	(5.99)%	$115,595	0.79%	(0.79)%	0%
4.38	$32.79	15.40%	$122,956	0.79%	(0.79)%	0%
1.77	$28.41	6.65%	$69,609	0.79%	(0.79)%	0%

1.69	$26.64	6.78%	$41,295	0.79%	(0.79)%	121%

The accompanying notes are an integral part of these financial statements.

207

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)
Innovator U.S. Equity Buffer ETF - May
For the year ended 10/31/2022	$32.55	(0.24)	(3.26)		(3.50)	0.02
For the year ended 10/31/2021	$27.92	(0.25)	4.86		4.61	0.02
For the period 4/30/2020 (d) - 10/31/2020	$25.63	(0.11)	2.39		2.28	0.01
Innovator U.S. Equity Buffer ETF - June
For the year ended 10/31/2022	$33.96	(0.25)	(3.14)		(3.39)	0.02
For the year ended 10/31/2021	$29.25	(0.26)	4.95		4.69	0.02
For the year ended 10/31/2020	$27.38	(0.22)	2.03		1.81	0.06
For the period 5/31/2019 (d) - 10/31/2019	$25.33	(0.09)	2.11		2.02	0.03
Innovator U.S. Equity Buffer ETF - July
For the year ended 10/31/2022	$32.69	(0.25)	(1.65)	(h)	(1.90)	0.04
For the year ended 10/31/2021	$27.94	(0.25)	4.97		4.72	0.03
For the year ended 10/31/2020	$26.55	(0.21)	1.56		1.35	0.04
For the year ended 10/31/2019	$24.61	(0.21)	2.09		1.88	0.06
For the period 8/28/2018 (d) - 10/31/2018	$25.51	(0.03)	(0.90)		(0.93)	0.03
Innovator U.S. Equity Buffer ETF - August
For the year ended 10/31/2022	$32.65	(0.25)	(2.43)		(2.68)	0.03
For the year ended 10/31/2021	$27.49	(0.24)	5.38		5.14	0.02
For the year ended 10/31/2020	$25.53	(0.21)	2.15		1.94	0.02
For the period 7/31/2019 (d) - 10/31/2019	$25.04	(0.05)	0.52		0.47	0.02

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)	Includes broker interest expense of 0.01%.
(f)	The total return for the period includes the impact of financial statement adjustments. This return differs from the actual performance a shareholder experienced over the period.
(g)	Includes extraordinary expense of 0.01%.
(h)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

208

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:

					Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)		Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (c)

(3.48)	$29.07	(10.70)%		$175,858	0.79%		(0.79)%	0%
4.63	$32.55	16.58%		$82,190	0.79%		(0.79)%	0%
2.29	$27.92	8.94%		$16,055	0.79%		(0.79)%	0%

(3.37)	$30.59	(9.93)%		$76,474	0.79%		(0.79)%	0%
4.71	$33.96	16.12%		$81,509	0.79%		(0.79)%	0%
1.87	$29.25	6.81%		$32,172	0.79%		(0.79)%	0%
2.05	$27.38	8.10%		$4,792	0.80	%(e)	(0.80)%	0%

(1.86)	$30.83	(5.69)%		$170,341	0.79%		(0.79)%	0%
4.75	$32.69	17.53%		$183,066	0.79%		(0.79)%	0%
1.39	$27.94	5.24	%(f)	$67,755	0.79%		(0.79)%	4%
1.94	$26.55	7.89%		$83,639	0.81	%(e)(g)	(0.80)%	106%
(0.90)	$24.61	3.53%		$3,691	0.79%		(0.78)%	0%

(2.65)	$30.00	(8.13)%		$102,754	0.79%		(0.79)%	0%
5.16	$32.65	18.81%		$86,535	0.79%		(0.79)%	0%
1.96	$27.49	7.68%		$48,099	0.79%		(0.79)%	0%
0.49	$25.53	1.94%		$47,221	0.79%		(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

209

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Distributions Paid to Shareholders: Paid from realized gains
Innovator U.S. Equity Buffer ETF - September
For the year ended 10/31/2022	$32.66	(0.25)	(2.10)	(2.35)	0.02	–
For the year ended 10/31/2021	$26.40	(0.24)	6.47	6.23	0.03	–
For the year ended 10/31/2020	$25.31	(0.21)	1.59 (d)	1.38	0.07	(0.36)
For the period 8/30/2019 (e) - 10/31/2019	$24.59	(0.03)	0.73	0.70	0.02	–
Innovator U.S. Equity Buffer ETF - October
For the year ended 10/31/2022	$33.90	(0.26)	(2.24)	(2.50)	0.03	–
For the year ended 10/31/2021	$27.26	(0.25)	6.88	6.63	0.01	–
For the year ended 10/31/2020	$25.18	(0.20)	2.31	2.11	0.02	(0.05)
For the year ended 10/31/2019	$23.42	(0.20)	1.92	1.72	0.04	–
For the period 9/28/2018 (e) - 10/31/2018	$24.49	(0.01)	(1.07)	(1.08)	0.01	–
Innovator U.S. Equity Buffer ETF - November
For the year ended 10/31/2022	$32.21	(0.24)	(2.25)	(2.49)	0.02	–
For the year ended 10/31/2021	$27.31	(0.24)	5.12	4.88	0.02	–
For the year ended 10/31/2020	$25.53	(0.20)	1.92	1.72	0.06	–
For the period 10/31/2019 (e) - 10/31/2019	$25.53	–	–	–	–	–
Innovator U.S. Equity Buffer ETF - December
For the year ended 10/31/2022	$34.04	(0.26)	(2.14)	(2.40)	0.03	–
For the year ended 10/31/2021	$27.73	(0.25)	6.53	6.28	0.03	–
For the period 11/29/2019 (e) - 10/31/2020	$26.40	(0.19)	1.47	1.28	0.05	–

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

(e)	Commencement of operations.
(f)	Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

210

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (c)

(2.33)	$30.33	(7.13)%	$166,049	0.79%		(0.79)%	0%
6.26	$32.66	23.68%	$156,749	0.79%		(0.79)%	0%
1.09	$26.40	5.81%	$77,892	0.79%		(0.79)%	0%

0.72	$25.31	2.91%	$4,429	0.79%		(0.79)%	186%

(2.47)	$31.43	(7.29)%	$226,302	0.79%		(0.79)%	0%
6.64	$33.90	24.34%	$111,875	0.79%		(0.79)%	0%
2.08	$27.26	8.51%	$73,613	0.79%		(0.79)%	0%
1.76	$25.18	7.48%	$173,098	0.80	%(f)	(0.80)%	25%

(1.07)	$23.42	(4.35)%	$21,082	0.79%		(0.79)%	4%

(2.47)	$29.74	(7.65)%	$61,710	0.79%		(0.79)%	0%
4.90	$32.21	17.93%	$30,599	0.79%		(0.79)%	0%
1.78	$27.31	7.00%	$15,023	0.79%		(0.79)%	0%

–	$25.53	–	$2,553	–		–	–%

(2.37)	$31.67	(6.97)%	$103,722	0.79%		(0.79)%	0%
6.31	$34.04	22.76%	$57,874	0.79%		(0.79)%	0%

1.33	$27.73	5.04%	$24,958	0.79%		(0.79)%	146%

The accompanying notes are an integral part of these financial statements.

211

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Distributions Paid to Shareholders: Paid from realized gains
Innovator U.S. Equity Power Buffer ETF - January
For the year ended 10/31/2022	$33.10	(0.25)	(1.70)	(1.95)	0.02	–
For the year ended 10/31/2021	$29.08	(0.25)	4.25	4.00	0.02	–
For the year ended 10/31/2020	$28.13	(0.22)	1.14	0.92	0.03	–
For the period 12/31/2018 (d) - 10/31/2019	$25.08	(0.18)	3.20	3.02	0.03	–
Innovator U.S. Equity Power Buffer ETF - February
For the year ended 10/31/2022	$29.01	(0.22)	(0.97)	(1.19)	0.02	–
For the year ended 10/31/2021	$25.03	(0.22)	4.18	3.96	0.02	–
For the period 1/31/2020 (d) - 10/31/2020	$24.52	(0.14)	0.63	0.49	0.02	–
Innovator U.S. Equity Power Buffer ETF - March
For the year ended 10/31/2022	$31.23	(0.24)	(0.63)	(0.87)	0.02	–
For the year ended 10/31/2021	$27.39	(0.24)	4.06	3.82	0.02	–
For the period 2/28/2020 (d) - 10/31/2020	$26.01	(0.14)	1.50	1.36	0.02	–
Innovator U.S. Equity Power Buffer ETF - April
For the year ended 10/31/2022	$29.04	(0.22)	(1.04)	(1.26)	0.02	–
For the year ended 10/31/2021	$26.54	(0.22)	2.70	2.48	0.02	–
For the year ended 10/31/2020	$26.31	(0.20)	1.20	1.00	0.03	(0.80)
For the period 3/29/2019 (d) - 10/31/2019	$24.95	(0.12)	1.46	1.34	0.02	–

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

212

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (c)

(1.93)	$31.17	(5.83)%	$448,795	0.79%	(0.79)%	0%
4.02	$33.10	13.82%	$294,561	0.79%	(0.79)%	0%
0.95	$29.08	3.38%	$288,597	0.79%	(0.79)%	0%

3.05	$28.13	12.15%	$67,507	0.79%	(0.79)%	0%

(1.17)	$27.84	(4.02)%	$239,416	0.79%	(0.79)%	0%
3.98	$29.01	15.90%	$170,407	0.79%	(0.79)%	0%

0.51	$25.03	2.06%	$115,121	0.79%	(0.79)%	0%

(0.85)	$30.38	(2.72)%	$226,295	0.79%	(0.79)%	0%
3.84	$31.23	14.01%	$117,875	0.79%	(0.79)%	0%

1.38	$27.39	5.30%	$71,895	0.79%	(0.79)%	0%

(1.24)	$27.80	(4.29)%	$308,534	0.79%	(0.79)%	0%
2.50	$29.04	9.45%	$242,503	0.79%	(0.79)%	0%
0.23	$26.54	4.00%	$187,078	0.79%	(0.79)%	0%

1.36	$26.31	5.44%	$129,561	0.79%	(0.79)%	126%

The accompanying notes are an integral part of these financial statements.

213

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)	Distributions Paid to Shareholders: Paid from realized gains
Innovator U.S. Equity Power Buffer ETF - May
For the year ended 10/31/2022	$30.23	(0.23)	(2.00)		(2.23)	0.02	–
For the year ended 10/31/2021	$27.34	(0.23)	3.10		2.87	0.02	–
For the period 4/30/2020 (d) - 10/31/2020	$25.63	(0.11)	1.80		1.69	0.02	–
Innovator U.S. Equity Power Buffer ETF - June
For the year ended 10/31/2022	$31.87	(0.24)	(1.96)		(2.20)	0.02	–
For the year ended 10/31/2021	$28.88	(0.24)	3.20		2.96	0.03	–
For the year ended 10/31/2020	$26.74	(0.22)	2.30		2.08	0.06	–
For the period 5/31/2019 (d) - 10/31/2019	$25.33	(0.09)	1.48		1.39	0.02	–
Innovator U.S. Equity Power Buffer ETF - July
For the year ended 10/31/2022	$30.38	(0.24)	(0.27)	(e)	(0.51)	0.03	–
For the year ended 10/31/2021	$27.43	(0.23)	3.16		2.93	0.02	–
For the year ended 10/31/2020	$26.36	(0.21)	1.46		1.25	0.04	(0.22)
For the year ended 10/31/2019	$24.75	(0.20)	1.77		1.57	0.04	–
For the period 8/7/2018 (d) - 10/31/2018	$25.17	(0.04)	(0.39)		(0.43)	0.01	–
Innovator U.S. Equity Power Buffer ETF - August
For the year ended 10/31/2022	$30.00	(0.23)	(1.58)		(1.81)	0.02	–
For the year ended 10/31/2021	$26.86	(0.23)	3.35		3.12	0.02	–
For the year ended 10/31/2020	$25.45	(0.21)	1.93		1.72	0.03	(0.34)
For the period 7/31/2019 (d) - 10/31/2019	$25.04	(0.05)	0.44		0.39	0.02	–

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

214

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (c)

(2.21)	$28.02	(7.30)%	$392,967	0.79%	(0.79)%	0%
2.89	$30.23	10.54%	$238,780	0.79%	(0.79)%	0%

1.71	$27.34	6.69%	$65,626	0.79%	(0.79)%	0%

(2.18)	$29.69	(6.84)%	$344,365	0.79%	(0.79)%	0%
2.99	$31.87	10.34%	$152,966	0.79%	(0.79)%	0%
2.14	$28.88	8.00%	$94,588	0.79%	(0.79)%	0%

1.41	$26.74	5.58%	$20,057	0.79%	(0.79)%	0%

(0.48)	$29.90	(1.59)%	$503,828	0.79%	(0.79)%	0%
2.95	$30.38	10.78%	$218,755	0.79%	(0.79)%	0%
1.07	$27.43	4.89%	$111,759	0.79%	(0.79)%	15%
1.61	$26.36	6.53%	$92,273	0.79%	(0.79)%	137%
(0.42)	$24.75	(1.68)%	$3,712	0.79%	(0.79)%	0%

(1.79)	$28.21	(5.98)%	$435,772	0.79%	(0.79)%	0%
3.14	$30.00	11.68%	$185,991	0.79%	(0.79)%	0%
1.41	$26.86	6.95%	$109,458	0.79%	(0.79)%	0%

0.41	$25.45	1.65%	$116,446	0.79%	(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

215

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)	Distributions Paid to Shareholders: Paid from realized gains
Innovator U.S. Equity Power Buffer ETF - September
For the year ended 10/31/2022	$29.97	(0.23)	(0.67)		(0.90)	0.03	–
For the year ended 10/31/2021	$26.01	(0.23)	4.17		3.94	0.02	–
For the year ended 10/31/2020	$25.15	(0.21)	1.01	(d)	0.80	0.06	–
For the period 8/30/2019 (e) - 10/31/2019	$24.59	(0.03)	0.58		0.55	0.01	–
Innovator U.S. Equity Power Buffer ETF - October
For the year ended 10/31/2022	$30.04	(0.23)	(0.13	)(g)	(0.36)	0.04	–
For the year ended 10/31/2021	$26.02	(0.23)	4.23		4.00	0.02	–
For the year ended 10/31/2020	$25.16	(0.20)	1.60		1.40	0.02	(0.56)
For the year ended 10/31/2019	$23.54	(0.20)	1.79		1.59	0.03	–
For the period 9/28/2018 (e) - 10/31/2018	$24.49	(0.01)	(0.95)		(0.96)	0.01	–
Innovator U.S. Equity Power Buffer ETF - November
For the year ended 10/31/2022	$30.52	(0.23)	(0.31)		(0.54)	0.03	–
For the year ended 10/31/2021	$27.30	(0.23)	3.44		3.21	0.01	–
For the year ended 10/31/2020	$25.53	(0.21)	1.94		1.73	0.04	–
For the period 10/31/2019 (e) - 10/31/2019	$25.53	–	–		–	–	–
Innovator U.S. Equity Power Buffer ETF - December
For the year ended 10/31/2022	$31.01	(0.24)	(0.75)		(0.99)	0.01	–
For the year ended 10/31/2021	$27.42	(0.24)	3.80		3.56	0.03	–
For the period 11/29/2019 (e) - 10/31/2020	$26.40	(0.19)	1.17		0.98	0.04	–

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

(e)	Commencement of operations.
(f)	Includes broker interest expense of 0.01%.
(g)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

216

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (c)

(0.87)	$29.10	(2.90)%	$547,143	0.79%		(0.79)%	0%
3.96	$29.97	15.24%	$303,473	0.79%		(0.79)%	0%
0.86	$26.01	3.40%	$287,388	0.79%		(0.79)%	3%

0.56	$25.15	2.29%	$20,122	0.79%		(0.79)%	127%

(0.32)	$29.72	(1.05)%	$649,488	0.79%		(0.79)%	0%
4.02	$30.04	15.44%	$209,533	0.79%		(0.79)%	0%
0.86	$26.02	5.74%	$189,967	0.79%		(0.79)%	0%
1.62	$25.16	6.90%	$311,363	0.80	%(f)	(0.79)%	3%

(0.95)	$23.54	(3.89)%	$11,180	0.79%		(0.79)%	4%

(0.51)	$30.01	(1.67)%	$317,389	0.79%		(0.79)%	0%
3.22	$30.52	11.80%	$79,343	0.79%		(0.79)%	0%
1.77	$27.30	6.94%	$38,217	0.79%		(0.79)%	0%
–	$25.53	–	$2,553	–		–	–%

(0.98)	$30.03	(3.16)%	$207,929	0.79%		(0.79)%	0%
3.59	$31.01	13.10%	$108,520	0.79%		(0.79)%	0%

1.02	$27.42	3.85%	$65,111	0.79%		(0.79)%	141%

The accompanying notes are an integral part of these financial statements.

217

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)	Distributions Paid to Shareholders: Paid from realized gains
Innovator U.S. Equity Ultra Buffer ETF - January
For the year ended 10/31/2022	$31.37	(0.23)	(1.62)		(1.85)	0.03	–
For the year ended 10/31/2021	$28.36	(0.24)	3.23		2.99	0.02	–
For the year ended 10/31/2020	$27.69	(0.22)	0.86		0.64	0.03	–
For the period 12/31/2018 (d) - 10/31/2019	$25.08	(0.18)	2.77		2.59	0.02	–
Innovator U.S. Equity Ultra Buffer ETF - February
For the year ended 10/31/2022	$27.80	(0.21)	(1.25)		(1.46)	0.01	–
For the year ended 10/31/2021	$24.91	(0.21)	3.08		2.87	0.02	–
For the period 1/31/2020 (d) - 10/31/2020	$24.52	(0.14)	0.50		0.36	0.03	–
Innovator U.S. Equity Ultra Buffer ETF - March
For the year ended 10/31/2022	$29.56	(0.23)	(1.02)		(1.25)	0.02	–
For the year ended 10/31/2021	$26.93	(0.23)	2.84		2.61	0.02	–
For the period 2/28/2020 (d) - 10/31/2020	$26.01	(0.14)	1.03		0.89	0.03	–
Innovator U.S. Equity Ultra Buffer ETF - April
For the year ended 10/31/2022	$26.02	(0.20)	(1.01)		(1.21)	0.02	–
For the year ended 10/31/2021	$24.47	(0.20)	1.72		1.52	0.03	–
For the year ended 10/31/2020	$26.22	(0.19)	(1.01	)(e)	(1.20)	0.02	(0.57)
For the period 3/29/2019 (d) - 10/31/2019	$24.95	(0.12)	1.37		1.25	0.02	–

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

218

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (c)

(1.82)	$29.55	(5.82)%	$283,638	0.79%	(0.79)%	0%
3.01	$31.37	10.62%	$86,274	0.79%	(0.79)%	0%
0.67	$28.36	2.44%	$112,023	0.79%	(0.79)%	0%

2.61	$27.69	10.39%	$30,455	0.79%	(0.79)%	0%

(1.45)	$26.35	(5.21)%	$53,358	0.79%	(0.79)%	0%
2.89	$27.80	11.61%	$26,409	0.79%	(0.79)%	0%

0.39	$24.91	1.58%	$31,757	0.79%	(0.79)%	0%

(1.23)	$28.33	(4.15)%	$69,406	0.79%	(0.79)%	0%
2.63	$29.56	9.76%	$33,251	0.79%	(0.79)%	0%

0.92	$26.93	3.53%	$28,275	0.79%	(0.79)%	0%

(1.19)	$24.83	(4.59)%	$122,886	0.79%	(0.78)%	0%
1.55	$26.02	6.31%	$57,242	0.79%	(0.79)%	0%
(1.75)	$24.47	(4.59)%	$30,594	0.79%	(0.79)%	0%

1.27	$26.22	5.07%	$19,006	0.79%	(0.79)%	106%

The accompanying notes are an integral part of these financial statements.

219

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)	Distributions Paid to Shareholders: Paid from realized gains
Innovator U.S. Equity Ultra Buffer ETF - May
For the year ended 10/31/2022	$28.52	(0.21)	(2.01)		(2.22)	0.03	–
For the year ended 10/31/2021	$26.67	(0.22)	2.05		1.83	0.02	–
For the period 4/30/2020 (d) - 10/31/2020	$25.63	(0.11)	1.14		1.03	0.01	–
Innovator U.S. Equity Ultra Buffer ETF - June
For the year ended 10/31/2022	$29.18	(0.21)	(2.13)	(f)	(2.34)	0.03	–
For the year ended 10/31/2021	$27.24	(0.23)	2.14		1.91	0.03	–
For the year ended 10/31/2020	$26.65	(0.21)	1.74		1.53	0.08	(1.02)
For the period 5/31/2019 (d) - 10/31/2019	$25.33	(0.09)	1.37		1.28	0.04	–
Innovator U.S. Equity Ultra Buffer ETF - July
For the year ended 10/31/2022	$27.37	(0.21)	(1.56)		(1.77)	0.02	–
For the year ended 10/31/2021	$25.54	(0.21)	2.02		1.81	0.02	–
For the year ended 10/31/2020	$26.31	(0.20)	1.01		0.81	0.04	(1.62)
For the year ended 10/31/2019	$24.68	(0.20)	1.78		1.58	0.05	–
For the period 8/7/2018 (d) - 10/31/2018	$25.17	(0.04)	(0.46)		(0.50)	0.01	–
Innovator U.S. Equity Ultra Buffer ETF - August
For the year ended 10/31/2022	$28.99	(0.22)	(2.68)		(2.90)	0.04	–
For the year ended 10/31/2021	$26.87	(0.22)	2.32		2.10	0.02	–
For the year ended 10/31/2020	$25.45	(0.21)	1.81		1.60	0.03	(0.21)
For the period 7/31/2019 (d) - 10/31/2019	$25.04	(0.05)	0.44		0.39	0.02	–

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)	Includes broker interest expense of 0.01%.
(d)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

220

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (c)

(2.19)	$26.33	(7.67)%	$99,394	0.79%		(0.79)%	0%
1.85	$28.52	6.91%	$40,634	0.79%		(0.79)%	0%

1.04	$26.67	4.06%	$10,669	0.79%		(0.79)%	0%

(2.31)	$26.87	(7.92)%	$114,860	0.79%		(0.79)%	0%
1.94	$29.18	7.10%	$21,155	0.79%		(0.79)%	0%
0.59	$27.24	6.26%	$14,984	0.79%		(0.79)%	0%

1.32	$26.65	5.19%	$2,665	0.80	%(e)	(0.80)%	0%

(1.75)	$25.62	(6.41)%	$73,650	0.79%		(0.79)%	0%
1.83	$27.37	7.18%	$52,689	0.79%		(0.79)%	0%
(0.77)	$25.54	3.37%	$39,583	0.79%		(0.79)%	1%
1.63	$26.31	6.62%	$38,809	0.79%		(0.79)%	27%
(0.49)	$24.68	(1.95)%	$3,702	0.79%		(0.79)%	0%

(2.86)	$26.13	(9.87)%	$82,308	0.79%		(0.79)%	0%
2.12	$28.99	7.89%	$46,383	0.79%		(0.79)%	0%
1.42	$26.87	6.46%	$45,679	0.79%		(0.79)%	0%

0.41	$25.45	1.64%	$18,452	0.79%		(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

221

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Distributions Paid to Shareholders: Paid from realized gains
Innovator U.S. Equity Ultra Buffer ETF - September
For the year ended 10/31/2022	$28.42	(0.21)	(1.96)	(2.17)	0.03	–
For the year ended 10/31/2021	$25.83	(0.22)	2.78	2.56	0.03	–
For the year ended 10/31/2020	$25.02	(0.20)	1.09	0.89	0.08	(0.16)
For the period 8/30/2019 (d) - 10/31/2019	$24.59	(0.03)	0.43	0.40	0.03	–
Innovator U.S. Equity Ultra Buffer ETF - October
For the year ended 10/31/2022	$28.23	(0.22)	(1.07)	(1.29)	0.02	–
For the year ended 10/31/2021	$25.70	(0.22)	2.74	2.52	0.01	–
For the year ended 10/31/2020	$25.05	(0.20)	1.41	1.21	0.02	(0.58)
For the year ended 10/31/2019	$23.64	(0.19)	1.58	1.39	0.02	–
For the period 9/28/2018 (d) - 10/31/2018	$24.49	(0.01)	(0.85)	(0.86)	0.01	–
Innovator U.S. Equity Ultra Buffer ETF - November
For the year ended 10/31/2022	$29.29	(0.22)	(1.49)	(1.71)	0.02	–
For the year ended 10/31/2021	$27.28	(0.23)	2.22	1.99	0.02	–
For the year ended 10/31/2020	$25.53	(0.21)	1.94	1.73	0.02	–
For the period 10/31/2019 (d) - 10/31/2019	$25.53	–	–	–	–	–
Innovator U.S. Equity Ultra Buffer ETF - December
For the year ended 10/31/2022	$29.82	(0.23)	(1.53)	(1.76)	0.01	–
For the year ended 10/31/2021	$27.15	0.23	2.87	2.64	0.03	–
For the period 11/29/2019 (d) - 10/31/2020	$26.40	(0.19)	0.91	0.72	0.03	–

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)	Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

222

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (c)

(2.14)	$26.28	(7.54)%	$158,986	0.79%		(0.79)%	0%
2.59	$28.42	10.03%	$67,502	0.79%		(0.79)%	0%
0.81	$25.83	3.90%	$65,221	0.79%		(0.79)%	35%

0.43	$25.02	1.76%	$5,005	0.79%		(0.79)%	152%

(1.27)	$26.96	(4.52)%	$113,221	0.79%		(0.79)%	0%
2.53	$28.23	9.85%	$62,818	0.79%		(0.79)%	0%
0.65	$25.70	5.00%	$105,376	0.79%		(0.79)%	0%
1.41	$25.05	5.98%	$135,912	0.80	%(e)	(0.79)%	4%

(0.85)	$23.64	(3.47)%	$13,593	0.79%		(0.79)%	3%

(1.69)	$27.60	(5.76)%	$53,126	0.79%		(0.79)%	0%
2.01	$29.29	7.36%	$10,982	0.79%		(0.79)%	0%
1.75	$27.28	6.88%	$8,867	0.79%		(0.79)%	0%

–	$25.53	–	$2,553	–		–	–%

(1.75)	$28.07	(5.88)%	$46,311	0.79%		(0.79)%	0%
2.67	$29.82	9.85%	$32,059	0.79%		(0.79)%	0%

0.75	$27.15	2.84%	$23,756	0.79%		(0.79)%	160%

The accompanying notes are an integral part of these financial statements.

223

INNOVATOR ETFs TRUST

Notes to Financial Statements

1.	ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  The Trust currently consists of multiple operational series, of which thirty-six are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations	Tracking Fund (a)
Innovator U.S. Equity Buffer ETF – January	BJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – February	BFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – March	BMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – April	BAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – May	BMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – June	BJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – July	BJUL	August 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – August	BAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – September	BSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – October	BOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – November	BNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – December	BDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – January	PJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – February	PFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – March	PMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – April	PAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – May	PMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – June	PJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – July	PJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – August	PAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – September	PSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – October	POCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – November	PNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – December	PDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – January	UJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – February	UFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – March	UMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – April	UAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – May	UMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – June	UJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – July	UJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – August	UAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – September	USEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – October	UOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – November	UNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – December	UDEC	November 29, 2019	SPDR S&P 500® ETF Trust

224

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations	Tracking Index/Fund
Innovator IBD® 50 ETF	FFTY	April 8, 2015	IBD® 50 Index
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018	IBD® Breakout Stocks Index
Innovator Loup Frontier Tech ETF	LOUP	July 24, 2018	Loup Frontier Tech Index
Innovator S&P Investment Grade Preferred ETF	EPRF	May 23, 2016	S&P U.S. High Quality Preferred Stock Index
Innovator Laddered Allocation Buffer ETF	BUFB	February 8, 2022	MerQube U.S. Large Cap Equity Buffer Laddered Index
Innovator Laddered Allocation Power Buffer ETF	BUFF	October 19, 2016	Refinitiv Laddered Power Buffer Strategy Index
Innovator Buffer Step-Up Strategy ETF	BSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator Power Buffer Step-Up Strategy ETF	PSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator Hedged TSLA Strategy ETF	TSLH	July 25, 2022	Tesla, Inc.
Innovator Uncapped Accelerated U.S. Equity ETF	XUSP	August 10, 2022	SPDR S&P 500® ETF Trust
Innovator International Developed Power Buffer ETF - January	IJAN	December 31, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - April	IAPR	March 31, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - July	IJUL	June 28, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - October	IOCT	September 30, 2021	iShares MSCI EAFE ETF
Innovator Emerging Markets Power Buffer ETF - January	EJAN	December 31, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - April	EAPR	March 31, 2021	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - July	EJUL	June 28, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - October	EOCT	September 30, 2021	iShares MSCI Emerging Markets ETF
Innovator Growth-100 Power Buffer ETF - January	NJAN	December 31, 2019	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - April	NAPR	March 31, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - July	NJUL	June 30, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - October	NOCT	September 30, 2019	Invesco QQQ Trust
Innovator U.S. Small Cap Power Buffer ETF - January	KJAN	December 31, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - April	KAPR	March 31, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - July	KJUL	June 30, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - October	KOCT	September 30, 2019	iShares Russell 2000 ETF
Innovator Double Stacker ETF - January	DSJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker ETF - October	DSOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Triple Stacker ETF - January	TSJA	December 31, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust and iShares Russell 2000 ETF
Innovator Triple Stacker ETF - October	TSOC	September 30, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust and iShares Russell 2000 ETF
Innovator Double Stacker 9 Buffer ETF - January	DBJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker 9 Buffer ETF - October	DBOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	TBJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	TFJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator U.S. Equity Accelerated ETF - January	XDJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - April	XDAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - July	XDJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - October	XDOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - January	XTJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - April	XTAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - July	XTJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - October	XTOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - January	XBJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - April	XBAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - July	XBJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - October	XBOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated Plus ETF - January	QTJA	December 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - April	QTAP	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - July	QTJL	June 30, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - October	QTOC	September 30, 2021	Invesco QQQ Trust
Innovator Defined Wealth Shield ETF	BALT	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - Quarterly	XDSQ	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated ETF - Quarterly	XDQQ	March 31, 2021	Invesco QQQ Trust

225

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b-1 fee to their shareholders. The Funds list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX” or the “Exchange”).

Each Fund employs a specific “defined outcome strategy.” Defined outcome strategies generally seek to produce pre-determined investment outcomes based upon the performance of an index or one or more underlying securities. The Funds’ pre-determined outcomes (“Outcomes”) are based upon the price performance of a benchmark index or one or more underlying exchange-traded fund (the “Benchmark”) over a period of approximately one year or another predetermined period (“Outcome Period”). The Funds’ investment strategy provides shareholders with participation in any gains experienced by the applicable Benchmark over the course of the Outcome Period, subject to a cap on upside returns (a “Cap”), and, if applicable, a predetermined buffer (a “Buffer”) against Benchmark losses for the Outcome Period. These defined outcomes are managed by purchasing and selling call and put FLexible EXchange Options (“FLEX Options”) to create layers within a Fund’s portfolio. Each Fund’s FLEX Option has the same reference asset and expiration date, with uniquely selected strike prices for the Fund’s Outcome Period. Due to the customizable nature of FLEX Options that allows for specific strike prices to be selected for the same reference asset and expiration date, when each of the FLEX Options expire on the last day of the Outcome Period, the Funds are expected to achieve a Benchmark investment return with the applicable Buffer and Cap investment parameters.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

226

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Adviser, as the Trust’s Valuation Designee (“Valuation Designee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Valuation Designee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Valuation Designee.

Exchange-traded option contracts (other than FLEX Option contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Valuation Designee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Valuation Designee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Valuation Designee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

227

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC Topic 820, “Fair Value Measurement” (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

228

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy levels as of October 31, 2022:

BJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$158,130,442	$–	$158,130,442
Short Term Investments	278,144	–	–	278,144
Total Assets	$278,144	$158,130,442	$–	$158,408,586

Liabilities
Options Written	$–	$15,678,560	$–	$15,678,560
Total Liabilities	$–	$15,678,560	$–	$15,678,560

BFEB
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$73,739,471	$–	$73,739,471
Short Term Investments	203,891	–	–	203,891
Total Assets	$203,891	$73,739,471	$–	$73,943,362

Liabilities
Options Written	$–	$5,028,536	$–	$5,028,536
Total Liabilities	$–	$5,028,536	$–	$5,028,536

BMAR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$81,078,824	$–	$81,078,824
Short Term Investments	269,999	–	–	269,999
Total Assets	$269,999	$81,078,824	$–	$81,348,823

Liabilities
Options Written	$–	$4,663,236	$–	$4,663,236
Total Liabilities	$–	$4,663,236	$–	$4,663,236

BAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$125,030,390	$–	$125,030,390
Short Term Investments	427,587	–	–	427,587
Total Assets	$427,587	$125,030,390	$–	$125,457,977

Liabilities
Options Written	$–	$9,788,852	$–	$9,788,852
Total Liabilities	$–	$9,788,852	$–	$9,788,852

BMAY
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$184,492,652	$–	$184,492,652
Short Term Investments	507,380	–	–	507,380
Total Assets	$507,380	$184,492,652	$–	$185,000,032

Liabilities
Options Written	$–	$9,026,709	$–	$9,026,709
Total Liabilities	$–	$9,026,709	$–	$9,026,709

229

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

BJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$80,751,557	$–	$80,751,557
Short Term Investments	165,550	–	–	165,550
Total Assets	$165,550	$80,751,557	$–	$80,917,107

Liabilities
Options Written	$–	$4,392,118	$–	$4,392,118
Total Liabilities	$–	$4,392,118	$–	$4,392,118

BJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$178,300,101	$–	$178,300,101
Short Term Investments	457,456	–	–	457,456
Total Assets	$457,456	$178,300,101	$–	$178,757,557

Liabilities
Options Written	$–	$8,317,455	$–	$8,317,455
Total Liabilities	$–	$8,317,455	$–	$8,317,455

BAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$109,280,087	$–	$109,280,087
Short Term Investments	296,282	–	–	296,282
Total Assets	$296,282	$109,280,087	$–	$109,576,369

Liabilities
Options Written	$–	$6,751,108	$–	$6,751,108
Total Liabilities	$–	$6,751,108	$–	$6,751,108

BSEP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$176,077,100	$–	$176,077,100
Short Term Investments	463,790	–	–	463,790
Total Assets	$463,790	$176,077,100	$–	$176,540,890

Liabilities
Options Written	$–	$10,376,799	$–	$10,376,799
Total Liabilities	$–	$10,376,799	$–	$10,376,799

BOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$240,476,631	$–	$240,476,631
Short Term Investments	584,821	–	–	584,821
Total Assets	$584,821	$240,476,631	$–	$241,061,452

Liabilities
Options Written	$–	$14,634,493	$–	$14,634,493
Total Liabilities	$–	$14,634,493	$–	$14,634,493

230

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

BNOV
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$65,611,197	$–	$65,611,197
Short Term Investments	20,740	–	–	20,740
Total Assets	$20,740	$65,611,197	$–	$65,631,937

Liabilities
Options Written	$–	$4,016,223	$–	$4,016,223
Total Liabilities	$–	$4,016,223	$–	$4,016,223

BDEC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$110,727,801	$–	$110,727,801
Short Term Investments	158,729	–	–	158,729
Total Assets	$158,729	$110,727,801	$–	$110,886,530

Liabilities
Options Written	$–	$7,097,865	$–	$7,097,865
Total Liabilities	$–	$7,097,865	$–	$7,097,865

PJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$472,819,883	$–	$472,819,883
Short Term Investments	889,152	–	–	889,152
Total Assets	$889,152	$472,819,883	$–	$473,709,035

Liabilities
Options Written	$–	$24,612,028	$–	$24,612,028
Total Liabilities	$–	$24,612,028	$–	$24,612,028

PFEB
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$247,984,781	$–	$247,984,781
Short Term Investments	653,988	–	–	653,988
Total Assets	$653,988	$247,984,781	$–	$248,638,769

Liabilities
Options Written	$–	$9,066,226	$–	$9,066,226
Total Liabilities	$–	$9,066,226	$–	$9,066,226

PMAR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$233,485,670	$–	$233,485,670
Short Term Investments	746,173	–	–	746,173
Total Assets	$746,173	$233,485,670	$–	$234,231,843

Liabilities
Options Written	$–	$7,789,309	$–	$7,789,309
Total Liabilities	$–	$7,789,309	$–	$7,789,309

231

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Notes to Financial Statements (Continued)

PAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$323,250,993	$–	$323,250,993
Short Term Investments	1,223,639	–	–	1,223,639
Total Assets	$1,223,639	$323,250,993	$–	$324,474,632

Liabilities
Options Written	$–	$15,700,810	$–	$15,700,810
Total Liabilities	$–	$15,700,810	$–	$15,700,810

PMAY
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$406,380,121	$–	$406,380,121
Short Term Investments	1,080,907	–	–	1,080,907
Total Assets	$1,080,907	$406,380,121	$–	$407,461,028

Liabilities
Options Written	$–	$14,278,194	$–	$14,278,194
Total Liabilities	$–	$14,278,194	$–	$14,278,194

PJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$358,635,104	$–	$358,635,104
Short Term Investments	935,421	–	–	935,421
Total Assets	$935,421	$358,635,104	$–	$359,570,525

Liabilities
Options Written	$–	$15,012,352	$–	$15,012,352
Total Liabilities	$–	$15,012,352	$–	$15,012,352

PJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$528,373,391	$–	$528,373,391
Short Term Investments	1,336,172	–	–	1,336,172
Total Assets	$1,336,172	$528,373,391	$–	$529,709,563

Liabilities
Options Written	$–	$25,571,116	$–	$25,571,116
Total Liabilities	$–	$25,571,116	$–	$25,571,116

PAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$458,206,393	$–	$458,206,393
Short Term Investments	1,227,533	–	–	1,227,533
Total Assets	$1,227,533	$458,206,393	$–	$459,433,926

Liabilities
Options Written	$–	$23,383,389	$–	$23,383,389
Total Liabilities	$–	$23,383,389	$–	$23,383,389

232

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Notes to Financial Statements (Continued)

PSEP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$578,007,360	$–	$578,007,360
Short Term Investments	1,526,325	–	–	1,526,325
Total Assets	$1,526,325	$578,007,360	$–	$579,533,685

Liabilities
Options Written	$–	$32,069,268	$–	$32,069,268
Total Liabilities	$–	$32,069,268	$–	$32,069,268

POCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$698,925,612	$–	$698,925,612
Short Term Investments	1,703,158	–	–	1,703,158
Total Assets	$1,703,158	$698,925,612	$–	$700,628,770

Liabilities
Options Written	$–	$50,802,808	$–	$50,802,808
Total Liabilities	$–	$50,802,808	$–	$50,802,808

PNOV
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$337,408,005	$–	$337,408,005
Short Term Investments	139,984	–	–	139,984
Total Assets	$139,984	$337,408,005	$–	$337,547,989

Liabilities
Options Written	$–	$20,715,783	$–	$20,715,783
Total Liabilities	$–	$20,715,783	$–	$20,715,783

PDEC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$212,800,540	$–	$212,800,540
Short Term Investments	275,953	–	–	275,953
Total Assets	$275,953	$212,800,540	$–	$213,076,493

Liabilities
Options Written	$–	$5,011,908	$–	$5,011,908
Total Liabilities	$–	$5,011,908	$–	$5,011,908

233

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Notes to Financial Statements (Continued)

UJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$283,826,021	$–	$283,826,021
Short Term Investments	598,443	–	–	598,443
Total Assets	$598,443	$283,826,021	$–	$284,424,464

Liabilities
Options Written	$–	$568,265	$–	$568,265
Total Liabilities	$–	$568,265	$–	$568,265

UFEB
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$53,455,957	$–	$53,455,957
Short Term Investments	144,447	–	–	144,447
Total Assets	$144,447	$53,455,957	$–	$53,600,404

Liabilities
Options Written	$–	$207,461	$–	$207,461
Total Liabilities	$–	$207,461	$–	$207,461

UMAR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$69,625,686	$–	$69,625,686
Short Term Investments	212,603	–	–	212,603
Total Assets	$212,603	$69,625,686	$–	$69,838,289

Liabilities
Options Written	$–	$399,126	$–	$399,126
Total Liabilities	$–	$399,126	$–	$399,126

UAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$123,591,942	$–	$123,591,942
Short Term Investments	479,583	–	–	479,583
Total Assets	$479,583	$123,591,942	$–	$124,071,525

Liabilities
Options Written	$–	$1,104,234	$–	$1,104,234
Total Liabilities	$–	$1,104,234	$–	$1,104,234

234

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Notes to Financial Statements (Continued)

UMAY
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$100,638,942	$–	$100,638,942
Short Term Investments	253,107	–	–	253,107
Total Assets	$253,107	$100,638,942	$–	$100,892,049

Liabilities
Options Written	$–	$1,454,895	$–	$1,454,895
Total Liabilities	$–	$1,454,895	$–	$1,454,895

UJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$116,954,061	$–	$116,954,061
Short Term Investments	307,300	–	–	307,300
Total Assets	$307,300	$116,954,061	$–	$117,261,361

Liabilities
Options Written	$–	$2,326,420	$–	$2,326,420
Total Liabilities	$–	$2,326,420	$–	$2,326,420

UJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$76,667,751	$–	$76,667,751
Short Term Investments	176,879	–	–	176,879
Total Assets	$176,879	$76,667,751	$–	$76,844,630

Liabilities
Options Written	$–	$3,148,885	$–	$3,148,885
Total Liabilities	$–	$3,148,885	$–	$3,148,885

UAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$84,360,142	$–	$84,360,142
Short Term Investments	239,046	–	–	239,046
Total Assets	$239,046	$84,360,142	$–	$84,599,188

Liabilities
Options Written	$–	$2,239,647	$–	$2,239,647
Total Liabilities	$–	$2,239,647	$–	$2,239,647

235

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Notes to Financial Statements (Continued)

USEP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$164,848,320	$–	$164,848,320
Short Term Investments	432,894	–	–	432,894
Total Assets	$432,894	$164,848,320	$–	$165,281,214

Liabilities
Options Written	$–	$6,212,115	$–	$6,212,115
Total Liabilities	$–	$6,212,115	$–	$6,212,115

UOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$121,786,747	$–	$121,786,747
Short Term Investments	313,582	–	–	313,582
Total Assets	$313,582	$121,786,747	$–	$122,100,329

Liabilities
Options Written	$–	$8,808,848	$–	$8,808,848
Total Liabilities	$–	$8,808,848	$–	$8,808,848

UNOV
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$55,573,056	$–	$55,573,056
Short Term Investments	9,695	–	–	9,695
Total Assets	$9,695	$55,573,056	$–	$55,582,751

Liabilities
Options Written	$–	$2,577,960	$–	$2,577,960
Total Liabilities	$–	$2,577,960	$–	$2,577,960

UDEC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$46,306,123	$–	$46,306,123
Short Term Investments	54,327	–	–	54,327
Total Assets	$54,327	$46,306,123	$–	$46,360,450

Liabilities
Options Written	$–	$18,853	$–	$18,853
Total Liabilities	$–	$18,853	$–	$18,853

236

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

There were no Level 3 investments for the Funds during the year ended October 31, 2022.

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Funds invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Funds will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

237

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

All of the FLEX Option contracts held by the Funds are fully funded and cash settled, therefore balance sheet offsetting under U.S. GAAP does not apply.

The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

238

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of October 31, 2022 are as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
BJAN	$158,130,442	$15,678,560
BFEB	73,739,471	5,028,536
BMAR	81,078,824	4,663,236
BAPR	125,030,390	9,788,852
BMAY	184,492,652	9,026,709
BJUN	80,751,557	4,392,118
BJUL	178,300,101	8,317,455
BAUG	109,280,087	6,751,108
BSEP	176,077,100	10,376,799
BOCT	240,476,631	14,634,493
BNOV	65,611,197	4,016,223
BDEC	110,727,801	7,097,865
PJAN	472,819,883	24,612,028
PFEB	247,984,781	9,066,226
PMAR	233,485,670	7,789,309
PAPR	323,250,993	15,700,810
PMAY	406,380,121	14,278,194
PJUN	358,635,104	15,012,352
PJUL	528,373,390	25,571,116
PAUG	458,206,393	23,383,389
PSEP	578,007,360	32,069,268
POCT	698,925,612	50,802,808
PNOV	337,408,005	20,715,783
PDEC	212,800,540	5,011,908
UJAN	283,826,021	568,265
UFEB	53,455,957	207,461
UMAR	69,625,686	399,126
UAPR	123,591,942	1,104,234
UMAY	100,638,942	1,454,895
UJUN	116,954,061	2,326,420
UJUL	76,667,751	3,148,885
UAUG	84,360,142	2,239,647
USEP	164,848,320	6,212,115
UOCT	121,786,747	8,808,848
UNOV	55,573,056	2,577,960
UDEC	46,306,123	18,853

239

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The effect of derivative instruments on the Statements of Operations for the year ended October 31, 2022:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Investments	Investments in-kind	Options written	Options written in-kind
BJAN	$(13,751,675)	$34,814,146	$(14,773,707)	$6,767,974
BFEB	(887,883)	7,332,267	(2,012,669)	3,389,866
BMAR	(2,512,563)	6,705,787	(241,419)	4,067,872
BAPR	428,275	8,229,528	(388,153)	6,740,740
BMAY	(4,949,542)	3,568,402	187,032	4,388,885
BJUN	(3,036,271)	486,809	168,134	3,604,388
BJUL	(6,647,374)	6,154,268	700,949	2,566,414
BAUG	(8,710,324)	(138,463)	590,213	4,130,726
BSEP	(11,287,463)	3,053,659	1,423,476	2,178,569
BOCT	(12,226,172)	5,806,146	(2,099,840)	1,186,989
BNOV	(9,377,958)	3,857,363	(1,262,288)	800,633
BDEC	(17,021,818)	455,994	(7,693,979)	277,129
PJAN	(24,360,730)	73,111,469	(45,320,618)	11,780,836
PFEB	(4,442,100)	20,987,669	(8,709,654)	6,464,941
PMAR	(6,687,873)	14,520,864	(1,821,416)	6,008,335
PAPR	1,739,349	17,284,926	(10,599,638)	10,737,753
PMAY	(16,193,229)	9,634,734	(120,362)	13,623,784
PJUN	(5,493,153)	(656,480)	(264,386)	9,957,591
PJUL	(16,682,807)	9,555,018	1,590,148	9,827,854
PAUG	(11,829,423)	654,607	(50,374)	11,140,749
PSEP	(20,975,671)	5,162,575	9,818,420	6,248,712
POCT	(26,981,941)	13,524,440	(2,004,520)	11,845,588
PNOV	(23,154,455)	9,393,317	6,501,395	3,737,760
PDEC	(29,571,822)	658,769	(18,557,216)	522,892
UJAN	(14,758,248)	26,985,765	(11,651,701)	4,145,071
UFEB	(522,370)	4,288,540	(1,898,688)	672,752
UMAR	(221,902)	4,278,833	(1,364,346)	837,559
UAPR	164,792	3,633,780	(3,616,427)	1,680,867
UMAY	(3,161,905)	1,432,082	(92,660)	1,733,807
UJUN	(717,552)	351,430	(52,678)	917,053
UJUL	(3,442,181)	935,669	(494,300)	1,723,186
UAUG	(2,473,522)	83,160	(401,421)	1,389,163
USEP	(6,228,055)	471,273	1,476,905	1,382,086
UOCT	(10,390,764)	3,944,079	25,210	3,723,916
UNOV	(6,410,736)	1,984,567	449,963	1,767,804
UDEC	3,150,968	(173,573)	(5,408,910)	360,079

240

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Investments	Options written
BJAN	$(32,140,101)	$(1,980,335)
BFEB	(17,518,388)	151,128
BMAR	(13,805,609)	1,122,779
BAPR	(19,767,672)	(577,056)
BMAY	(13,731,303)	3,136,412
BJUN	(8,990,334)	1,147,396
BJUL	(5,252,599)	3,063,491
BAUG	(6,785,804)	(540,363)
BSEP	(5,115,314)	(375,596)
BOCT	5,217,464	902,049
BNOV	(3,206)	(3,287)
BDEC	8,140,075	8,977,718
PJAN	(68,831,630)	24,009,478
PFEB	(42,757,976)	15,790,484
PMAR	(31,788,094)	13,452,755
PAPR	(44,704,704)	14,456,203
PMAY	(36,133,555)	15,324,605
PJUN	(24,995,957)	11,586,758
PJUL	(10,574,066)	11,424,468
PAUG	(22,195,992)	6,563,266
PSEP	(12,040,099)	2,821,210
POCT	17,334,670	(1,874,195)
PNOV	(25,732)	(26,179)
PDEC	8,694,184	31,901,559
UJAN	(30,618,961)	15,921,053
UFEB	(9,376,764)	4,445,641
UMAR	(9,974,497)	4,636,952
UAPR	(10,068,796)	6,569,710
UMAY	(5,189,753)	4,065,671
UJUN	(3,596,513)	2,813,018
UJUL	(1,906,213)	1,983,487
UAUG	(3,648,405)	2,025,570
USEP	245,436	511,620
UOCT	2,756,317	(980,773)
UNOV	(4,623)	(4,679)
UDEC	(9,010,082)	8,503,269

241

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

The average volume of derivative activity during the year ended October 31, 2022, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
BJAN	$189,319,254	$(16,218,765)
BFEB	104,262,020	(7,835,213)
BMAR	81,341,969	(5,380,683)
BAPR	127,745,441	(9,143,670)
BMAY	130,133,548	(7,106,084)
BJUN	74,614,758	(4,031,860)
BJUL	115,949,753	(5,479,915)
BAUG	105,000,626	(5,357,848)
BSEP	151,764,713	(8,114,053)
BOCT	120,942,625	(6,335,624)
BNOV	79,322,537	(5,332,052)
BDEC	93,824,530	(6,455,814)
PJAN	523,925,345	(33,372,474)
PFEB	254,197,574	(15,904,111)
PMAR	203,917,645	(12,375,971)
PAPR	289,443,294	(19,110,453)
PMAY	324,795,481	(16,648,864)
PJUN	241,893,344	(13,090,887)
PJUL	296,194,440	(16,223,056)
PAUG	254,747,261	(12,820,397)
PSEP	326,237,840	(15,508,636)
POCT	265,213,456	(13,931,669)
PNOV	217,271,748	(11,306,180)
PDEC	223,782,660	(10,986,503)
UJAN	248,245,760	(5,008,741)
UFEB	43,724,484	(1,582,999)
UMAR	46,048,693	(1,926,770)
UAPR	78,900,233	(2,782,927)
UMAY	66,668,546	(2,373,748)
UJUN	59,471,631	(1,998,368)
UJUL	53,058,861	(2,555,154)
UAUG	43,070,113	(1,371,589)
USEP	74,512,362	(2,143,862)
UOCT	78,825,645	(3,532,197)
UNOV	43,792,071	(1,084,689)
UDEC	45,298,982	(1,061,765)

242

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Tax Information:

The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute substantially all of their net investment income and capital gains to shareholders.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the year ended October 31, 2022, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of October 31, 2022, the Funds did not have a liability for any unrecognized tax benefits. As of October 31, 2022, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds are subject to examination by U.S. Federal tax authorities for all tax years since inception.

243

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital. These reclassifications have no effect on net assets or net asset value per share.  For the year ended October 31, 2022, the Funds made the following permanent book-to-tax reclassifications due to deemed distributions, net operating losses, and redemption in-kind transactions:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
BJAN	$(40,359,803)	$40,359,803
BFEB	(10,628,062)	10,628,062
BMAR	(10,694,631)	10,694,631
BAPR	(14,851,474)	14,851,474
BMAY	(7,854,475)	7,854,475
BJUN	(3,995,240)	3,995,240
BJUL	(8,562,248)	8,562,248
BAUG	(3,882,987)	3,882,987
BSEP	(5,032,006)	5,032,006
BOCT	(6,842,709)	6,842,709
BNOV	(4,551,039)	4,551,039
BDEC	(644,711)	644,711
PJAN	(84,520,389)	84,520,389
PFEB	(26,838,024)	26,838,024
PMAR	(20,382,706)	20,382,706
PAPR	(27,265,785)	27,265,785
PMAY	(22,951,297)	22,951,297
PJUN	(9,103,635)	9,103,635
PJUL	(19,096,521)	19,096,521
PAUG	(11,555,712)	11,555,712
PSEP	(11,044,495)	11,044,495
POCT	(25,095,030)	25,095,030
PNOV	(12,881,183)	12,881,183
PDEC	(983,489)	983,489
UJAN	(31,018,328)	31,018,328
UFEB	(4,926,720)	4,926,720
UMAR	(4,957,353)	4,957,353
UAPR	(4,919,223)	4,919,223
UMAY	(2,990,120)	2,990,120
UJUN	(1,241,885)	1,241,885
UJUL	(2,589,870)	2,589,870
UAUG	(1,424,101)	1,424,101
USEP	(1,768,784)	1,768,784
UOCT	(7,576,998)	7,576,998
UNOV	(3,709,410)	3,709,410
UDEC	(140,004)	140,004

244

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date.  The Funds intend to pay out dividends from their net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as return of capital.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income, if any, is recognized on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.

3.	INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (“Advisory Agreement”) and, pursuant to the Advisory Agreement, is responsible for the day-to-day management of the Funds.

Pursuant to the Advisory Agreement, each respective Fund pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.79%. During the term of the Advisory Agreement, the Adviser pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

245

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

Milliman Financial Risk Management LLC (the “Sub-Adviser”) acts as sub-adviser to the Funds pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for execution of the Sub-Adviser’s strategy for each of the Funds. The Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios. Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee, based on the Funds’ average daily net assets, for the services and facilities it provides payable on a monthly basis.

Certain trustees and officers of the Trust are affiliated with the Adviser. Trustee compensation is paid for by the Adviser.

246

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

4.	INVESTMENT TRANSACTIONS

For the year ended October 31, 2022, there were no purchases or proceeds from long-term sales of investment securities.

For the year ended October 31, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind	In-Kind
	Creations	Redemptions
BJAN	$-	$170,793,747
BFEB	-	107,353,334
BMAR	-	64,004,081
BAPR	-	119,862,647
BMAY	-	81,844,411
BJUN	-	32,608,841
BJUL	-	27,486,812
BAUG	-	40,806,837
BSEP	-	46,887,778
BOCT	1,935,758	44,565,320
BNOV	26,424,129	14,339,841
BDEC	-	4,295,569
PJAN	-	383,003,907
PFEB	-	180,899,775
PMAR	-	139,967,250
PAPR	-	211,512,997
PMAY	-	248,615,100
PJUN	-	46,431,773
PJUL	-	46,139,275
PAUG	-	22,443,175
PSEP	824,689	54,075,139
POCT	1,769,564	45,547,555
PNOV	43,055,424	79,344,470
PDEC	-	10,411,382
UJAN	-	161,183,200
UFEB	-	30,970,192
UMAR	-	37,772,071
UAPR	-	44,146,058
UMAY	-	31,607,399
UJUN	-	4,155,640
UJUL	-	4,889,042
UAUG	-	3,372,670
USEP	756,630	19,379,858
UOCT	1,648,205	43,972,323
UNOV	6,838,530	8,120,527
UDEC	-	5,536,384

247

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

5.         CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Additional charges received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

248

INNOVATOR ETFs TRUST

Notes to Financial Statements (Continued)

6.	FEDERAL INCOME TAX INFORMATION

At October 31, 2022, the cost of investments including options written and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
BJAN	$155,956,541	$18,541,277	$(31,767,792)	$(13,226,515)
BFEB	74,769,357	4,910,943	(10,765,474)	(5,854,531)
BMAR	81,389,323	3,785,872	(8,489,608)	(4,703,736)
BAPR	125,744,211	9,526,575	(19,601,661)	(10,075,086)
BMAY	180,485,326	4,399,307	(8,911,310)	(4,512,003)
BJUN	79,577,181	1,486,513	(4,538,705)	(3,052,192)
BJUL	165,243,678	9,328,015	(4,131,591)	5,196,424
BAUG	107,433,952	2,448,332	(7,057,023)	(4,608,691)
BSEP	168,722,257	841,155	(3,399,321)	(2,558,166)
BOCT	216,363,013	19,003,350	(8,939,404)	10,063,946
BNOV	61,629,655	-	(13,941)	(13,941)
BDEC	107,108,220	8,299,575	(11,619,130)	(3,319,555)
PJAN	466,110,887	60,542,393	(77,556,273)	(17,013,880)
PFEB	248,228,431	21,833,683	(30,489,571)	(8,655,888)
PMAR	234,077,488	15,245,854	(22,880,808)	(7,634,954)
PAPR	322,958,721	27,956,494	(42,141,393)	(14,184,899)
PMAY	401,237,554	13,660,379	(21,715,099)	(8,054,720)
PJUN	351,163,190	8,905,627	(15,510,644)	(6,605,017)
PJUL	496,342,283	19,062,749	(11,266,585)	7,796,164
PAUG	447,598,538	13,131,870	(24,679,871)	(11,548,001)
PSEP	552,645,138	3,994,878	(9,175,599)	(5,180,721)
POCT	629,320,477	47,579,909	(27,074,424)	20,505,485
PNOV	316,903,443	-	(71,237)	(71,237)
PDEC	212,286,520	24,687,748	(28,909,683)	(4,221,935)
UJAN	291,111,147	21,043,957	(28,298,905)	(7,254,948)
UFEB	56,250,066	3,455,930	(6,313,053)	(2,857,123)
UMAR	72,314,629	2,111,841	(4,987,307)	(2,875,466)
UAPR	123,308,884	4,621,086	(4,962,679)	(341,593)
UMAY	98,880,205	2,893,522	(2,336,573)	556,949
UJUN	114,942,284	2,338,070	(2,345,413)	(7,343)
UJUL	72,574,181	2,698,838	(1,577,274)	1,121,564
UAUG	83,349,222	1,542,348	(2,532,029)	(989,681)
USEP	157,702,963	4,396,817	(3,030,681)	1,366,136
UOCT	110,637,138	8,656,408	(6,002,065)	2,654,343
UNOV	53,016,765	-	(11,975)	(11,975)
UDEC	48,675,386	3,555,647	(5,889,436)	(2,333,789)

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Notes to Financial Statements (Continued)

At October 31, 2022, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Accumulated Capital and Other Losses	Undistributed Net Ordinary Income	Undistributed Capital Gains	Unrealized Appreciation / (Depreciation) on Investments	Total Distributable Earnings /(Accumulated Deficit)
BJAN	$(29,724,859)	$-	$-	$(13,226,515)	$(42,951,374)
BFEB	(3,580,693)	-	-	(5,854,531)	(9,435,224)
BMAR	(3,275,266)	-	-	(4,703,736)	(7,979,002)
BAPR	(786,516)	-	-	(10,075,086)	(10,861,602)
BMAY	(5,612,758)	-	-	(4,512,003)	(10,124,761)
BJUN	(3,344,552)	-	-	(3,052,192)	(6,396,744)
BJUL	(6,666,300)	-	-	5,196,424	(1,469,876)
BAUG	(8,824,887)	-	-	(4,608,691)	(13,433,578)
BSEP	(10,797,814)	-	-	(2,558,166)	(13,355,980)
BOCT	(15,030,711)	-	-	10,063,946	(4,966,765)
BNOV	(11,114,831)	-	-	(13,941)	(11,128,772)
BDEC	(4,865,374)	-	-	(3,319,555)	(8,184,929)
PJAN	(73,105,815)	-	-	(17,013,880)	(90,119,695)
PFEB	(14,828,547)	-	-	(8,655,888)	(23,484,435)
PMAR	(9,873,077)	-	-	(7,634,954)	(17,508,031)
PAPR	(10,663,460)	-	-	(14,184,899)	(24,848,359)
PMAY	(18,398,291)	-	-	(8,054,720)	(26,453,011)
PJUN	(7,321,902)	-	-	(6,605,017)	(13,926,919)
PJUL	(16,912,696)	-	-	7,796,164	(9,116,532)
PAUG	(13,464,275)	-	-	(11,548,001)	(25,012,276)
PSEP	(13,127,617)	-	-	(5,180,721)	(18,308,338)
POCT	(30,592,375)	-	-	20,505,485	(10,086,890)
PNOV	(17,932,509)	-	-	(71,237)	(18,003,746)
PDEC	(4,759,413)	-	-	(4,221,935)	(8,981,348)
UJAN	(28,146,655)	-	-	(7,254,948)	(35,401,603)
UFEB	(2,711,782)	-	-	(2,857,123)	(5,568,905)
UMAR	(1,880,187)	-	-	(2,875,466)	(4,755,653)
UAPR	(3,967,474)	-	-	(341,593)	(4,309,068)
UMAY	(3,693,077)	-	-	556,949	(3,136,128)
UJUN	(1,169,517)	-	-	(7,343)	(1,176,860)
UJUL	(4,263,123)	-	-	1,121,564	(3,141,559)
UAUG	(3,153,904)	-	-	(989,681)	(4,143,585)
USEP	(5,204,616)	-	-	1,366,136	(3,838,480)
UOCT	(10,848,811)	-	-	2,654,343	(8,194,468)
UNOV	(6,247,184)	-	-	(11,975)	(6,259,159)
UDEC	(728,655)	-	-	(2,333,789)	(3,062,444)

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Notes to Financial Statements (Continued)

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year. At October 31, 2022, the Funds deferred the following qualified late year ordinary losses:

Late Year Ordinary Losses
BJAN	$1,199,475
BFEB	680,142
BMAR	521,285
BAPR	786,516
BMAY	850,246
BJUN	476,415
BJUL	719,872
BAUG	704,776
BSEP	933,826
BOCT	704,699
BNOV	474,585
BDEC	586,925
PJAN	3,424,465
PFEB	1,676,791
PMAR	1,363,787
PAPR	1,803,172
PMAY	2,084,701
PJUN	1,564,364
PJUL	1,820,037
PAUG	1,584,478
PSEP	1,970,366
POCT	1,605,914
PNOV	1,279,448
PDEC	1,448,055
UJAN	1,736,708
UFEB	290,725
UMAR	293,938
UAPR	503,744
UMAY	438,513
UJUN	399,287
UJUL	326,643
UAUG	278,960
USEP	453,463
UOCT	483,258
UNOV	286,412
UDEC	297,690

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Notes to Financial Statements (Continued)

At October 31, 2022, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains for an unlimited period as indicated below:

Indefinite Short-Term
BJAN	$28,525,382
BFEB	2,900,552
BMAR	2,753,982
BAPR	-
BMAY	4,762,510
BJUN	2,868,137
BJUL	5,946,425
BAUG	8,120,111
BSEP	9,863,987
BOCT	14,326,012
BNOV	10,640,246
BDEC	4,278,448
PJAN	69,681,348
PFEB	13,151,754
PMAR	8,509,289
PAPR	8,860,289
PMAY	16,313,591
PJUN	5,757,539
PJUL	15,092,659
PAUG	11,879,797
PSEP	11,157,251
POCT	28,986,461
PNOV	16,653,060
PDEC	3,311,359
UJAN	26,409,949
UFEB	2,421,058
UMAR	1,586,248
UAPR	3,463,730
UMAY	3,254,565
UJUN	770,230
UJUL	3,936,481
UAUG	2,874,943
USEP	4,751,150
UOCT	10,365,554
UNOV	5,960,773
UDEC	430,966

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the current tax year ended October 31, 2022, no capital loss carryforwards available were utilized.

The Funds did not pay any distributions during the fiscal years ended October 31, 2022 and October 31, 2021, respectively.

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Notes to Financial Statements (Continued)

7.       NEW ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions ("ASU 2022-03"). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

8.         SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Innovator ETFs Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written, of Innovator U.S. Equity Buffer ETF - January, Innovator U.S. Equity Buffer ETF - February, Innovator U.S. Equity Buffer ETF - March, Innovator U.S. Equity Buffer ETF - April, Innovator U.S. Equity Buffer ETF - May, Innovator U.S. Equity Buffer ETF - June, Innovator U.S. Equity Buffer ETF - July, Innovator U.S. Equity Buffer ETF - August, Innovator U.S. Equity Buffer ETF - September, Innovator U.S. Equity Buffer ETF - October, Innovator U.S. Equity Buffer ETF - November, Innovator U.S. Equity Buffer ETF - December, Innovator U.S. Equity Power Buffer ETF - January, Innovator U.S. Equity Power Buffer ETF - February, Innovator U.S. Equity Power Buffer ETF - March, Innovator U.S. Equity Power Buffer ETF - April, Innovator U.S. Equity Power Buffer ETF - May, Innovator U.S. Equity Power Buffer ETF - June, Innovator U.S. Equity Power Buffer ETF - July, Innovator U.S. Equity Power Buffer ETF - August, Innovator U.S. Equity Power Buffer ETF - September, Innovator U.S. Equity Power Buffer ETF - October, Innovator U.S. Equity Power Buffer ETF - November, Innovator U.S. Equity Power Buffer ETF - December, Innovator U.S. Equity Ultra Buffer ETF - January, Innovator U.S. Equity Ultra Buffer ETF - February, Innovator U.S. Equity Ultra Buffer ETF - March, Innovator U.S. Equity Ultra Buffer ETF - April, Innovator U.S. Equity Ultra Buffer ETF - May, Innovator U.S. Equity Ultra Buffer ETF - June, Innovator U.S. Equity Ultra Buffer ETF - July, Innovator U.S. Equity Ultra Buffer ETF - August, Innovator U.S. Equity Ultra Buffer ETF - September, Innovator U.S. Equity Ultra Buffer ETF - October, Innovator U.S. Equity Ultra Buffer ETF - November, and Innovator U.S. Equity Ultra Buffer ETF - December (the “Funds”), each a series of Innovator ETFs Trust, as of October 31, 2022 , the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

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Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Innovator U.S. Equity Power Buffer ETF – July and Innovator U.S. Equity Ultra Buffer ETF – July	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022, 2021, 2020 and 2019, and for the period from August 7, 2018 (commencement of operations) through October 31, 2018
Innovator U.S. Equity Buffer ETF – July	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022, 2021, 2020 and 2019, and for the period from August 28, 2018 (commencement of operations) through October 31, 2018

Innovator U.S. Equity Buffer ETF – October, Innovator U.S. Equity Power Buffer ETF – October, and Innovator U.S. Equity Ultra Buffer ETF – October	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022, 2021, 2020 and 2019, and for the period from September 28, 2018 (commencement of operations) through October 31, 2018
Innovator U.S. Equity Buffer ETF – January, Innovator U.S. Equity Power Buffer ETF – January, and Innovator U.S. Equity Ultra Buffer ETF – January	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022, 2021 and 2020, and for the period from December 31, 2018 (commencement of operations) through October 31, 2019

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Innovator U.S. Equity Buffer ETF – April, Innovator U.S. Equity Power Buffer ETF – April, and Innovator U.S. Equity Ultra Buffer ETF – April	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022, 2021 and 2020, and for the period from March 29, 2019 (commencement of operations) through October 31, 2019

Innovator U.S. Equity Buffer ETF – June, Innovator U.S. Equity Power Buffer ETF – June, and Innovator U.S. Equity Ultra Buffer ETF – June	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022, 2021 and 2020, and for the period from May 31, 2019 (commencement of operations) through October 31, 2019

Innovator U.S. Equity Buffer ETF – August, Innovator U.S. Equity Power Buffer ETF – August, and Innovator U.S. Equity Ultra Buffer ETF – August	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022, 2021 and 2020, and for the period from July 31, 2019 (commencement of operations) through October 31, 2019

Innovator U.S. Equity Buffer ETF – September, Innovator U.S. Equity Power Buffer ETF – September, and Innovator U.S. Equity Ultra Buffer ETF – September	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022, 2021 and 2020, and for the period from August 30, 2019 (commencement of operations) through October 31, 2019

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Innovator U.S. Equity Buffer ETF – November, Innovator U.S. Equity Power Buffer ETF – November, and Innovator U.S. Equity Ultra Buffer ETF – November	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022, 2021 and 2020, and for the period from October 31, 2019 (commencement of operations) through October 31, 2019

Innovator U.S. Equity Buffer ETF – December, Innovator U.S. Equity Power Buffer ETF – December, and Innovator U.S. Equity Ultra Buffer ETF – December	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022 and 2021, and for the period from November 29, 2019 (commencement of operations) through October 31, 2020
Innovator U.S. Equity Buffer ETF – February, Innovator U.S. Equity Power Buffer ETF – February, and Innovator U.S. Equity Ultra Buffer ETF – February	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022 and 2021, and for the period from January 31, 2020 (commencement of operations) through October 31, 2020
Innovator U.S. Equity Buffer ETF – March, Innovator U.S. Equity Power Buffer ETF – March, and Innovator U.S. Equity Ultra Buffer ETF – March	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022 and 2021, and for the period from February 28, 2020 (commencement of operations) through October 31, 2020
Innovator U.S. Equity Buffer ETF – May, Innovator U.S. Equity Power Buffer ETF – May, and Innovator U.S. Equity Ultra Buffer ETF – May	For the year ended October 31, 2022	For the years ended October 31, 2022 and 2021	For the years ended October 31, 2022 and 2021, and for the period from April 30, 2020 (commencement of operations) through October 31, 2020

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Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Innovator Capital Management, LLC’s investment companies since 2017.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

December 22, 2022

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Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal (2001-present), Chief Executive Officer (2019-present), President (2001-2019), Timothy Financial Counsel, Inc.	89	Tortazo, LLC (2018-present)
Joe Stowell 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (2015-present).	89	Board of Advisors, Westmont College (2016-2021).
Brian J. Wildman 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel, Inc. (2019-present); Executive Vice President, Consumer Banking (2016-2019), Chief Risk Officer (2013-2016), MB Financial Bank.	89	Missionary Furlough Homes, Inc. (since 2008); MB Financial Bank (2003-2019).

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Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (b) 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer, Innovator Capital Management, LLC (2017-present).	89	None
Officers
John W. Southard 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1969	Vice President, Treasurer and Principal Financial Accounting Officer (c)	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017-2022); Director and Co-Founder, T2 Capital Management, LLC (2010-present).	89	Independent Trustee, ETF Managers Group, LLC (2012-2018)
Kevin Gustafson 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1965	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2020	Chief Compliance Officer, Innovator Capital Management LLC (2019 - 2022); General Counsel, Innovator Capital Management LLC (2019 - present); Chief Compliance Officer, General Counsel and Chief Risk Officer, Americas, Eastspring Investments, Inc. (2012 - 2019).	89	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)	The Fund Complex includes the Funds, each series of Innovator ETFs Trust.
(b)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.
(c)	Kathleen I. Meyer is deemed the Principal Financial Accounting Officer as of November 1, 2022.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-877-386-3890.

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Board Considerations Regarding Approval of Investment Management

Agreement (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:

Innovator U.S. Equity Buffer ETF – January, February, March, April, May, June, July, August, September, October, November, December

Innovator U.S. Equity Power Buffer ETF – January, February, March, April, May, June, July, August, September, October, November, December

Innovator U.S. Equity Ultra Buffer ETF – January, February, March, April, May, June, July, August, September, October, November, December

At a quarterly Board meeting held on June 16, 2022, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator U.S. Equity Buffer ETF – January, February, March, April, May, June, July, August, September, October, November, December, Innovator U.S. Equity Power Buffer ETF – January, February, March, April, May, June, July, August, September, October, November, December and Innovator U.S. Equity Ultra Buffer ETF – January, February, March, April, May, June, July, August, September, October, November, December ETFs (the “Funds”), and the Sub– Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (“Milliman” or the “Sub–Adviser”), for an additional year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub–Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services provided by the Adviser and the Sub–Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub–Adviser, including other ETFs managed by the Adviser and the Sub–Adviser; the expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub–Adviser; any fall–out benefits accruing to the Adviser or the Sub–Adviser; and information on the Adviser’s and the Sub–Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub–Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub–Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

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Board Considerations Regarding Approval of Investment Management

Agreement (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser is responsible for the overall management and administration of the Funds and reviewed all of the services provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser oversees Milliman’s day–to–day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub– advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent, and quality of the services provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.

The Board considered the historical investment performance of each of the Funds (where applicable) for the respective one, three and five-year periods ended March 31, 2022 including NAV, market, and respective index returns.

The Board considered the unitary fee rate or management fee rate, as applicable, currently paid by each Fund under the investment management agreement for the services provided.

The Board noted that the Adviser is responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non–fund clients, as applicable.

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Board Considerations Regarding Approval of Investment Management

Agreement (Unaudited) (Continued)

In light of the information considered and the nature, extent and quality of the services provided to the Funds under the agreements, the Board determined that the unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

The Board noted that the unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

The Board reviewed profitability information in connection with the approval of the agreements.

The Board considered potential “fall–out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall–out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub–advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

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Additional Information (Unaudited)

1.	INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.

2.	PROXY VOTING POLICIES AND PROCEDURES

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3.	INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4.	HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account.  You may change your status at any time.

5.	ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi-annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

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INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

6.	TAX NOTICE

For the fiscal year ended October 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the taxable year ended October 31, 2022, the percentage of ordinary income dividends paid by the Funds that qualify for the dividends received deduction available to corporations was 0.00%.

For the taxable year ended October 31, 2022, the percentage of ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c) was 0.00%.

7.	LIQUIDITY RISK MANAGEMENT PROGRAM

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Innovator ETFs Trust (“Trust”), on behalf of each of its series (each a “Fund” and, collectively, the “Funds”), has established a liquidity risk management program to govern the Funds’ approach to managing liquidity risk (the “Program”). The Program is overseen by the Trust’s Valuation Committee as the Program Administrator, a committee comprised of representatives of the Trust’s investment adviser, Innovator Capital Management LLC and representatives of Milliman Financial Risk Management LLC, the sub-adviser for certain of the Funds (the “Committee”). The Trust’s Board of Trustees (the “Board”) has approved the designation of the Committee to administer the Program.

The Program’s principal objectives include supporting the Funds’ compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the periodic classification and re-classification of certain Funds’ investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on September 13, 2022, the Trustees received a written report from the Committee regarding the design and operational effectiveness of the Program which has been in operation since September 2019. The Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage the Funds’ liquidity risk and has operated adequately and effectively to manage the Funds’ liquidity risk since implementation. The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee also noted no Fund has filed a Form N-LIQUID with the SEC.

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INVESTMENT ADVISOR

Innovator Capital Management, LLC

109 North Hale Street

Wheaton, IL 60187

INVESTMENT SUB-ADVISOR

Milliman Financial Risk Management LLC

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

320 South Canal Street, 27th Floor

Chicago, IL 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-208-5212.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian Wildman is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2022	FYE 10/31/2021
( a ) Audit Fees	$605,500	$548,500
( b ) Audit-Related Fees	-	-
( c ) Tax Fees	$311,500	$280,000
( d ) All Other Fees	-	-

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2022	FYE 10/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2022	FYE 10/31/2021
Registrant	$311,500	$280,000
Registrant’s Investment Adviser	-	-

The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: Brian Wildman, Joseph Stowell, Mark Berg.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Innovator ETFs Trust

By (Signature and Title)* /s/ Bruce Bond

Bruce Bond, Principal Executive Officer

Date 02/16/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) * /s/ Bruce Bond

Bruce Bond, Principal Executive Officer

Date 02/16/2023

By (Signature and Title)* /s/ Kathleen Meyer

Kathy Meyer, Principal Financial Officer

Date 02/16/2023

* Print the name and title of each signing officer under his or her signature.